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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         (No. 33-63212)                                            [X]

         Pre- Effective Amendment No.                              [ ]
                                      ----

         Post-Effective Amendment No.  38                          [X]
                                      ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
         OF 1940  (No. 811-7736)                                   [X]

         Amendment No.  40                                         [X]
                       ----

                        (Check appropriate box or boxes.)
JANUS ASPEN SERIES
--------------------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805
--------------------------------------------------------------------------------
Address of Principal Executive Offices      (Zip Code)

Registrant's Telephone Number, including Area Code: 303-333-3863
--------------------------------------------------------------------------------

Kelley Abbott Howes - 151 Detroit Street, Denver, Colorado 80206-4805
--------------------------------------------------------------------------------
(Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

         [ ]      immediately upon filing pursuant to paragraph (b) of Rule 485
         [ ]      on (date) pursuant to paragraph (b) of Rule 485
         [ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485
         [X]      on May 1, 2005 pursuant to paragraph (a)(1) of Rule 485
         [ ]      75 days after filing pursuant to paragraph (a)(2) of Rule 485
         [ ]      on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [  ]     This post-effective amendment designates a new effective
                  date for a previously filed post-effective amendment.

                                       May 1, 2005


                                       GROWTH & CORE

                                        Large Cap Growth Portfolio


                                          (Formerly named Growth Portfolio)


                                        Forty Portfolio


                                          (Formerly named Capital Appreciation
                                          Portfolio)

                                        Mid Cap Growth Portfolio
                                        Growth and Income Portfolio
                                        Core Equity Portfolio
                                        Balanced Portfolio
                                       INTERNATIONAL & GLOBAL
                                        Worldwide Growth Portfolio
                                        International Growth Portfolio
                                        Global Technology Portfolio
                                        Global Life Sciences Portfolio
                                       VALUE
                                        Mid Cap Value Portfolio

                                       BOND




                                        Flexible Bond Portfolio


                                          (Formerly named Flexible Income
                                          Portfolio)


                                       MONEY MARKET

                                        Money Market Portfolio

                               JANUS ASPEN SERIES

                              INSTITUTIONAL SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

        This prospectus describes thirteen series (the "Portfolios") with a variety of investment objectives, including growth of capital, capital appreciation, current income and a combination of growth and income. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Portfolio. Mid Cap Value Portfolio is subadvised by Perkins, Wolf, McDonnell and Company, LLC ("Perkins"). Each Portfolio of Janus Aspen Series currently offers one or more classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

        Janus Aspen Series - Institutional Shares sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this prospectus. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

        This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolios.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Large Cap Growth Portfolio...............................    2
       Forty Portfolio..........................................    4
       Mid Cap Growth Portfolio.................................    6
       Growth and Income Portfolio..............................    8
       Core Equity Portfolio....................................   10
       Balanced Portfolio.......................................   12
       Worldwide Growth Portfolio...............................   14
       International Growth Portfolio...........................   16
       Global Technology Portfolio..............................   18
       Global Life Sciences Portfolio...........................   21
       Mid Cap Value Portfolio..................................   24
       Flexible Bond Portfolio..................................   26
       Money Market Portfolio...................................   28

    FEES AND EXPENSES...........................................   30

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Portfolios other than Money Market Portfolio.............   32
       Frequently asked questions about principal investment
         strategies.............................................   32
       General portfolio policies of the Portfolios other than
         Money Market Portfolio.................................   37
       Risks common to all Non-Money Market Portfolios..........   40
       Frequently asked questions about certain risks of
         Non-Money Market Portfolios............................   40
       Money Market Portfolio...................................   43

    MANAGEMENT OF THE PORTFOLIOS
       Investment adviser.......................................   46
       Management expenses......................................   47
       Subadviser...............................................   49
       Investment personnel.....................................   49

    OTHER INFORMATION...........................................   54

    DISTRIBUTIONS AND TAXES.....................................   57

    SHAREHOLDER'S GUIDE
       Pricing of portfolio shares..............................   59
       Purchases................................................   60
       Redemptions..............................................   60
       Excessive trading........................................   60
       Shareholder communications...............................   63

    FINANCIAL HIGHLIGHTS........................................   64

    GLOSSARY OF INVESTMENT TERMS................................   77

    EXPLANATION OF RATING CATEGORIES............................   81


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


LARGE CAP GROWTH PORTFOLIO



   Large Cap Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.



   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Portfolio invests, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000 Index at the time of purchase.



   For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.





MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2  Janus Aspen Series

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not available for direct investment. [TO BE UPDATED BY AMENDMENT]



   LARGE CAP GROWTH PORTFOLIO(1) - INSTITUTIONAL SHARES



      Annual returns for periods ended 12/31
             30.17%  18.45%  22.75%  35.66%  43.98%  (14.55)%  (24.73)%  (26.51)%  31.73%
              1995    1996    1997    1998    1999     2000      2001      2002     2003    2004

      Best Quarter:              Worst Quarter:



                                                             Average annual total return for periods ended 12/31/04
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (9/13/93)
          Large Cap Growth Portfolio(1) - Institutional Shares         %          %          %              %
          Russell 1000(R) Growth Index(2)                              %          %          %              %
            (reflects no deduction for fees or expenses)
          S&P 500(R) Index(3)                                          %          %          %              %
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------



   (1)  Formerly named Growth Portfolio.


   (2) Effective May 1, 2005, the Portfolio changed its primary benchmark from the S&P 500(R) Index to the Russell 1000(R) Growth Index. The new primary benchmark will provide a more appropriate comparison to the Portfolio's investment style. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Portfolio will retain the S&P 500(R) Index as a secondary index.


   (3) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  3

FORTY PORTFOLIO



   Forty Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   FORTY PORTFOLIO seeks long-term growth of capital.


   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.


MAIN INVESTMENT STRATEGIES



   The Portfolio pursues its objective by investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


   The Portfolio is classified as nondiversified. This means it may hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 4  Janus Aspen Series

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not available for direct investment. [TO BE UPDATED BY AMENDMENT]



   FORTY PORTFOLIO(1) - INSTITUTIONAL SHARES



      Annual returns for periods ended 12/31
             58.11%  67.00%  (18.18)%  (21.67)%  (15.67)%  20.54%
              1998    1999     2000      2001      2002     2003    2004

      Best Quarter:       Worst Quarter:



                                                     Average annual total return for periods ended 12/31/04
                                                     ------------------------------------------------------
                                                                                            Since Inception
                                                                       1 year    5 years       (5/1/97)
          Forty Portfolio(1) - Institutional Shares                        %          %             %
          Russell 1000(R) Growth Index(2)                                  %          %             %
            (reflects no deduction for fees or expenses)
          S&P 500(R) Index(3)                                              %          %             %
            (reflects no deduction for fees or expenses)
                                                                       ------------------------------------



   (1)  Formerly named Capital Appreciation Portfolio.


   (2) Effective May 1, 2005, the Portfolio changed its primary benchmark from the S&P 500(R) Index to the Russell 1000(R) Growth Index. The new primary benchmark will provide a more appropriate comparison to the Portfolio's investment style. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Portfolio will retain the S&P 500(R) Index as a secondary index.


   (3) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  5

MID CAP GROWTH PORTFOLIO


   Mid Cap Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   MID CAP GROWTH PORTFOLIO seeks long-term growth of capital.


   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Portfolio pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap(R) Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of
   December 31, 2004, they ranged from approximately $ to $     . [TO BE UPDATED
   BY AMENDMENT]



   For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


   The Portfolio's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Portfolio's investments may often be focused in a small number of business sectors, which may pose greater market and liquidity risks.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 6  Janus Aspen Series

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not available for direct investment. [TO BE UPDATED BY AMENDMENT]


   MID CAP GROWTH PORTFOLIO - INSTITUTIONAL SHARES


      Annual returns for periods ended 12/31
             27.48%  7.95%  12.66%  34.26%  125.40%  (31.82)%  (39.45)%  (27.93)%  35.10%
              1995   1996    1997    1998    1999      2000      2001      2002     2003    2004

      Best Quarter:       Worst Quarter:



                                                             Average annual total return for periods ended 12/31/04
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (9/13/93)
          Mid Cap Growth Portfolio - Institutional Shares              %          %          %              %
          Russell Midcap(R) Growth Index(1)                            %          %          %              %
            (reflects no deduction for fees or expenses)
          S&P MidCap 400 Index(2)                                      %          %          %              %
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------



   (1) The Russell Midcap(R) Growth Index consists of stocks from the Russell Midcap(R) Index with a greater-than-average growth orientation. The Russell Midcap(R) Index consists of the smallest 800 companies in the Russell 1000(R) Index, as ranked by total market capitalization.




   (2) The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  7

GROWTH AND INCOME PORTFOLIO


   Growth and Income Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Portfolio may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   GROWTH AND INCOME PORTFOLIO seeks long-term capital growth and current income.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.


MAIN INVESTMENT STRATEGIES



   The Portfolio pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. Because of this investment strategy, the Portfolio is not designed for investors who need consistent income.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.





   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.



   The income component of the Portfolio's holdings may include fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.


   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 8  Janus Aspen Series

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not available for direct investment. [TO BE UPDATED BY AMENDMENT]


   GROWTH AND INCOME PORTFOLIO - INSTITUTIONAL SHARES


      Annual returns for periods ended 12/31
             74.04%  (14.10)%  (13.37)%  (21.54)%  23.34%
              1999     2000      2001      2002     2003    2004

      Best Quarter:       Worst Quarter:



                                                     Average annual total return for periods ended 12/31/04
                                                     ------------------------------------------------------
                                                                                            Since Inception
                                                                       1 year    5 years       (5/1/98)
          Growth and Income Portfolio - Institutional Shares               %          %             %
          S&P 500(R) Index(1)                                              %          %             %
            (reflects no deduction for fees or expenses)
          Russell 1000(R) Growth Index(2)                                  %          %             %
            (reflects no deduction for fees or expenses)
                                                                       ------------------------------------



   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


   (2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  9

CORE EQUITY PORTFOLIO


   Core Equity Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   CORE EQUITY PORTFOLIO seeks long-term growth of capital.


   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Portfolio pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities selected for their growth potential. Eligible equity securities include:


     - domestic and foreign common stocks;
     - preferred stocks;
     - securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds and debentures; and
     - other securities with equity characteristics.

   The Portfolio may invest in companies of any size.


   For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 10  Janus Aspen Series

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not available for direct investment. [TO BE UPDATED BY AMENDMENT]


   CORE EQUITY PORTFOLIO - INSTITUTIONAL SHARES


      Annual returns for periods ended 12/31
             46.24%  41.58%  (8.07)%  (11.75)%  (18.27)%  23.10%
              1998    1999    2000      2001      2002     2003    2004

      Best Quarter:       Worst Quarter:



                                                     Average annual total return for periods ended 12/31/04
                                                     ------------------------------------------------------
                                                                                            Since Inception
                                                                       1 year    5 years       (5/1/97)
          Core Equity Portfolio - Institutional Shares                     %          %             %
          S&P 500(R) Index(1)                                              %          %             %
            (reflects no deduction for fees or expenses)
                                                                       ------------------------------------



   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  11

BALANCED PORTFOLIO


   Balanced Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Portfolio may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.


MAIN INVESTMENT STRATEGIES



   The Portfolio pursues its objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.



   The income component of the Portfolio's holdings includes fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.


   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 12  Janus Aspen Series

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not available for direct investment. [TO BE UPDATED BY AMENDMENT]


   BALANCED PORTFOLIO - INSTITUTIONAL SHARES


      Annual returns for periods ended 12/31
             24.79%  16.18%  22.10%  34.28%  26.76%  (2.27)%  (4.66)%  (6.44)%  14.05%
              1995    1996    1997    1998    1999    2000     2001     2002     2003    2004

      Best Quarter:       Worst Quarter:



                                                             Average annual total return for periods ended 12/31/04
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (9/13/93)
          Balanced Portfolio - Institutional Shares                    %          %          %              %
          S&P 500(R) Index(1)                                          %          %          %              %
            (reflects no deduction for fees or expenses)
          Lehman Brothers Government/Credit Index(2)                   %          %          %              %
            (reflects no deduction for fees or expenses)
          Balanced Index(3)                                            %          %          %              %
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------



   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


   (2) The Lehman Brothers Government/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.


   (3) The Balanced Index is a hypothetical combination of unmanaged indices. This index combines the total returns from the S&P 500(R) Index (55%) and the Lehman Brothers Government/Credit Index (45%).




   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  13

WORLDWIDE GROWTH PORTFOLIO


   Worldwide Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.


MAIN INVESTMENT STRATEGIES



   The Portfolio pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may, under unusual circumstances, invest in fewer than five countries or even a single country. The Portfolio may have significant exposure to emerging markets.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.





MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


   The Portfolio may have significant exposure to foreign markets, including emerging markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 14  Janus Aspen Series

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not available for direct investment. [TO BE UPDATED BY AMENDMENT]


   WORLDWIDE GROWTH PORTFOLIO - INSTITUTIONAL SHARES


      Annual returns for periods ended 12/31
             27.37%  29.04%  22.15%  28.92%  64.45%  (15.67)%  (22.44)%  (25.50)%  23.99%
              1995    1996    1997    1998    1999     2000      2001      2002     2003    2004

      Best Quarter:       Worst Quarter:



                                                             Average annual total return for periods ended 12/31/04
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (9/13/93)
          Worldwide Growth Portfolio - Institutional Shares            %          %          %              %
          Morgan Stanley Capital International World Index(SM)(1)      %          %          %              %
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------



   (1) The Morgan Stanley Capital International World Index(SM) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific Region.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  15

INTERNATIONAL GROWTH PORTFOLIO


   International Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital.


   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in fewer than five countries or even a single country. The Portfolio may have significant exposure to emerging markets.



   For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.





MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


   The Portfolio may have significant exposure to foreign markets, including emerging markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 16  Janus Aspen Series

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not available for direct investment. [TO BE UPDATED BY AMENDMENT]


   INTERNATIONAL GROWTH PORTFOLIO - INSTITUTIONAL SHARES


      Annual returns for periods ended 12/31
             23.15%  34.71%  18.51%  17.23%  82.27%  (15.94)%  (23.23)%  (25.58)%  34.91%
              1995    1996    1997    1998    1999     2000      2001      2002     2003    2004

      Best Quarter:       Worst Quarter:



                                                              Average annual total return for periods ended 12/31/04
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (5/2/94)
          International Growth Portfolio - Institutional Shares         %         %           %              %
          Morgan Stanley Capital International EAFE(R) Index(1)         %         %           %              %
            (reflects no deduction for fees or expenses)
          Morgan Stanley Capital International EAFE(R) Growth
            Index(2)                                                    %         %           %              %
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------



   (1) The Morgan Stanley Capital International EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in Europe, Australasia and the Far East.


   (2) The Morgan Stanley Capital International ("MSCI") EAFE(R) Growth Index is a subset of the MSCI EAFE(R) Index and contains constituents of the MSCI EAFE(R) Index which are categorized as growth securities. The MSCI EAFE(R) Index (Europe, Australasia and the Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  17

GLOBAL TECHNOLOGY PORTFOLIO


   Global Technology Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   GLOBAL TECHNOLOGY PORTFOLIO seeks long-term growth of capital.


   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:


   a. companies that the portfolio manager believes have or will develop products, processes or services that will provide significant technological advancements or improvements; and

   b. companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.


   It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from at least five different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in fewer than five countries or even a single country. The Portfolio may have significant exposure to emerging markets.



   For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


 18  Janus Aspen Series

   The Portfolio is classified as nondiversified. This means it may hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return.

   The Portfolio may have significant exposure to foreign markets, including emerging markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   Although the Portfolio does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Portfolio's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Portfolio's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                         Risk/return summary  19

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not available for direct investment. [TO BE UPDATED BY AMENDMENT]


   GLOBAL TECHNOLOGY PORTFOLIO - INSTITUTIONAL SHARES


      Annual returns for periods ended 12/31
                       (37.07)%  (40.77)%  46.75%
                         2001      2002     2003    2004

      Best Quarter:       Worst Quarter:



                                          Average annual total return for periods ended 12/31/04
                                          ------------------------------------------------------
                                                                                 Since Inception
                                                                       1 year       (1/18/00)
          Global Technology Portfolio - Institutional Shares               %              %
          S&P 500(R) Index(1)                                              %              %
            (reflects no deduction for fees or expenses)
          Morgan Stanley Capital International World Information
            Technology Index(2)                                            %              %
            (reflects no deduction for fees or expenses)
                                                                       -------------------------



   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


   (2) The Morgan Stanley Capital International World Information Technology Index is a capitalization weighted index that monitors the performance of information technology stocks from developed market countries in North America, Europe and the Asia/Pacific Region.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 20  Janus Aspen Series

GLOBAL LIFE SCIENCES PORTFOLIO


   Global Life Sciences Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   GLOBAL LIFE SCIENCES PORTFOLIO seeks long-term growth of capital.


   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



   Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.



MAIN INVESTMENT STRATEGIES



   The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes have a life science orientation. Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production or distribution of products or services related to health and personal care, medicine or pharmaceuticals. The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from at least five different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in fewer than five countries or even a single country. As a fundamental policy, the Portfolio normally invests at least 25% of its total assets in the "life sciences" sector, which may include companies in the following industries: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology. The Portfolio may have significant exposure to emerging markets.



   For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.





MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


   The Portfolio may have significant exposure to foreign markets, including emerging markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic

                                                         Risk/return summary  21
   conditions in a particular country. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   The Portfolio concentrates its investments in related industry groups. Because of this, companies in its portfolio may share common characteristics and react similarly to market developments. For example, many companies with a life science orientation are highly regulated and may be dependent upon certain types of technology. As a result, changes in government funding or subsidies, new or anticipated legislative changes, or technological advances could affect the value of such companies and, therefore, the Portfolio's NAV. The Portfolio's returns may be more volatile than those of a less concentrated portfolio.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 22  Janus Aspen Series

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not available for direct investment. [TO BE UPDATED BY AMENDMENT]


   GLOBAL LIFE SCIENCES PORTFOLIO - INSTITUTIONAL SHARES


      Annual returns for periods ended 12/31
                       (16.43)%  (29.34)%  26.23%
                         2001      2002     2003    2004

      Best Quarter:       Worst Quarter:



                                          Average annual total return for periods ended 12/31/04
                                          ------------------------------------------------------
                                                                                 Since Inception
                                                                       1 year       (1/18/00)
          Global Life Sciences Portfolio - Institutional Shares            %              %
          S&P 500(R) Index(1)                                              %              %
            (reflects no deduction for fees or expenses)
          Morgan Stanley Capital International World Health Care
            Index(2)                                                       %              %
            (reflects no deduction for fees or expenses)
                                                                       -------------------------



   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


   (2) The Morgan Stanley Capital International World Health Care Index is a capitalization weighted index that monitors the performance of health care stocks from developed market countries in North America, Europe and the Asia/Pacific Region.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  23

MID CAP VALUE PORTFOLIO


   Mid Cap Value Portfolio (the "Portfolio") is designed for long-term investors who primarily seek capital appreciation and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   MID CAP VALUE PORTFOLIO seeks capital appreciation.


   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Portfolio pursues its objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of December 31, 2004, they ranged from
   approximately $     to $     . [TO BE UPDATED BY AMENDMENT]



   For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.



   The Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Portfolio also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The Portfolio's portfolio managers generally look for companies with:


   - a low price relative to their assets, earnings, cash flow or business franchise

   - products and services that give them a competitive advantage

   - quality balance sheets and strong management


   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases or if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


   The Portfolio's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial

 24  Janus Aspen Series
   resources, less depth in management or a limited trading market for their stocks. The Portfolio's investments may often be focused in a small number of business sectors, which may pose greater market and liquidity risks.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION





   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the Portfolio's performance during its first full calendar year of operations, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the period indicated to a broad-based securities market index. The index is not available for direct investment. [TO BE UPDATED BY AMENDMENT]



   MID CAP VALUE PORTFOLIO - INSTITUTIONAL SHARES



      Annual returns for periods ended 12/31
                                                       2004

      Best Quarter:       Worst Quarter:



                                          Average annual total return for periods ended 12/31/04
                                          ------------------------------------------------------
                                                                                 Since Inception
                                                                       1 year       (5/1/03)
          Mid Cap Value Portfolio - Institutional Shares                   %             %
          Russell Midcap(R) Value Index(1)                                 %             %
            (reflects no deduction for fees or expenses)
                                                                       -------------------------



   (1) The Russell Midcap(R) Value Index is an unmanaged index, with dividends reinvested, that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.



   The Portfolio's past performance does not necessarily indicate how it will perform in the future.


                                                         Risk/return summary  25

FLEXIBLE BOND PORTFOLIO



   Flexible Bond Portfolio (the "Portfolio") is designed for long-term investors who primarily seek total return.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   FLEXIBLE BOND PORTFOLIO seeks to obtain maximum total return, consistent with preservation of capital.



   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Portfolio pursues its objective by investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.



   For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.



   In addition to considering economic factors such as the effect of interest rates on the Portfolio's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the portfolio manager looks at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   As a fundamental policy, the Portfolio will invest at least 80% of its total assets in income-producing securities, but, as noted above, will also follow the more restrictive non-fundamental policy of investing at least 80% of its net assets in bonds. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign debt and equity securities.



MAIN INVESTMENT RISKS


   Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio's returns and yields will vary, and you could lose money.


   The Portfolio invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's net asset value ("NAV") will likewise decrease. Another fundamental risk associated with the Portfolio is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.


   The Portfolio will limit its investments in high-yield/high-risk bonds, also known as "junk" bonds, to 35% or less of its net assets. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Portfolio may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

 26  Janus Aspen Series

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in Flexible Bond Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not available for direct investment. [TO BE UPDATED BY AMENDMENT]



   FLEXIBLE BOND PORTFOLIO(1) - INSTITUTIONAL SHARES



      Annual returns for periods ended 12/31
             23.86%  9.19%  11.76%  9.11%  1.60%  6.25%  7.74%  10.48%  6.39%
              1995   1996    1997   1998   1999   2000   2001    2002   2003    2004

      Best Quarter:       Worst Quarter:



                                                               Average annual total return for periods ended 12/31/04
                                                               ------------------------------------------------------
                                                                                                      Since Inception
                                                                     1 year    5 years    10 years       (9/13/93)
          Flexible Bond Portfolio(1) - Institutional Shares             %          %          %               %
          Lehman Brothers Aggregate Bond Index(2)                       %          %          %               %
            (reflects no deduction for fees or expenses)
          Lehman Brothers Government/Credit Index(3)                    %          %          %               %
            (reflects no deduction for fees or expenses)
                                                                     ------------------------------------------------



   (1) Formerly named Flexible Income Portfolio.


   (2) Effective May 1, 2005, the Portfolio changed its primary benchmark from the Lehman Brothers Government/Credit Index to the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a broader representation of the fixed-income market. The new primary benchmark will provide a more appropriate comparison to the Portfolio's investment style. The Lehman Brothers Aggregate Bond Index is made up of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have a least one year to maturity, and have an outstanding par value of at least $100 million. The Portfolio will retain the Lehman Brothers Government/Credit Index as a secondary index.


   (3) The Lehman Brothers Government/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  27

MONEY MARKET PORTFOLIO


   Money Market Portfolio (the "Portfolio") is designed for investors who seek current income.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   MONEY MARKET PORTFOLIO seeks maximum current income to the extent consistent with stability of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.


MAIN INVESTMENT STRATEGIES



   Money Market Portfolio pursues its objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.


   The Portfolio will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital

   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act)

   - maintain a dollar-weighted average portfolio maturity of 90 days or less




MAIN INVESTMENT RISKS


   The Portfolio's yields will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Portfolio's yield may be eroded by inflation. Although Money Market Portfolio invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations.

   An investment in Money Market Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

 28  Janus Aspen Series

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in Money Market Portfolio by showing how the performance of Money Market Portfolio has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. [TO BE UPDATED BY AMENDMENT]


   MONEY MARKET PORTFOLIO - INSTITUTIONAL SHARES


      Annual returns for periods ended 12/31
             5.05%  5.17%  5.36%  4.98%  6.29%  4.22%  1.63%  0.86%
             1996   1997   1998   1999   2000   2001   2002   2003    2004

      Best Quarter:       Worst Quarter:



   The 7-day yield for the Portfolio's Shares on December 31, 2004 was    %. For
   the Portfolio's current yield, call the Janus XpressLine(TM) at 1-888-979-7737.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  29

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of the Portfolios. All of the fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the Portfolios' management fees, where applicable, effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Portfolios are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolios. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.


   ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]



   This table and the examples are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW. [TO BE UPDATED BY AMENDMENT]



                          ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)
                                                           Total Annual Fund                     Net Annual Fund
                                   Management    Other         Operating                            Operating
                                      Fees      Expenses      Expenses(1)      Expense Waivers     Expenses(1)
    GROWTH & CORE
      Large Cap Growth
         Portfolio(2)                0.64%       0.02%           0.66%                N/A             0.66%
      Forty Portfolio(3)             0.64%       0.02%           0.66%                N/A             0.66%
      Mid Cap Growth Portfolio       0.64%       0.01%           0.65%                N/A             0.65%
      Growth and Income Portfolio    0.62%       0.13%           0.75%                N/A             0.75%
      Core Equity Portfolio          0.60%       0.89%           1.49%              0.29%             1.20%
      Balanced Portfolio             0.55%       0.01%           0.56%                N/A             0.56%
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio     0.60%       0.03%           0.63%                N/A             0.63%
      International Growth
         Portfolio                   0.64%       0.04%           0.68%                N/A             0.68%
      Global Technology Portfolio    0.64%       0.07%           0.71%                 --             0.71%
      Global Life Sciences
         Portfolio                   0.64%       0.25%           0.89%                 --             0.89%
    VALUE
      Mid Cap Value Portfolio        0.64%       0.37%           1.01%                 --             1.01%
    BOND
      Flexible Bond Portfolio(4)     0.50%       0.03%           0.53%                 --             0.53%
    MONEY MARKET
      Money Market Portfolio         0.25%       0.73%           0.98%              0.48%             0.50%



   (1) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive certain Portfolios' total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to certain levels until at least May 1, 2006. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.


   (2) Formerly named Growth Portfolio.


   (3) Formerly named Capital Appreciation Portfolio.


   (4) Formerly named Flexible Income Portfolio.


 30  Janus Aspen Series

   EXAMPLES:

   THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The examples assume that your investment has a 5% return each year, and that the Portfolios' operating expenses before waivers remain the same. The examples also assume that you invest $10,000 in each of the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [TO BE UPDATED BY AMENDMENT]



                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    GROWTH & CORE
      Large Cap Growth Portfolio(1)                                $ 67       $211      $  368      $  822
      Forty Portfolio(2)                                           $ 67       $211      $  368      $  822
      Mid Cap Growth Portfolio                                     $ 66       $208      $  362      $  810
      Growth and Income Portfolio                                  $ 77       $240      $  417      $  930
      Core Equity Portfolio                                        $152       $471      $  813      $1,779
      Balanced Portfolio                                           $ 57       $179      $  313      $  701
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio                                   $ 64       $202      $  351      $  786
      International Growth Portfolio                               $ 69       $218      $  379      $  847
      Global Technology Portfolio                                  $ 73       $227      $  395      $  883
      Global Life Sciences Portfolio                               $ 91       $284      $  493      $1,096
    VALUE
      Mid Cap Value Portfolio                                      $103       $322      $  558      $1,236
    BOND
      Flexible Bond Portfolio(3)                                   $ 54       $170      $  296      $  665
    MONEY MARKET
      Money Market Portfolio                                       $100       $312      $  542      $1,201



   (1) Formerly named Growth Portfolio.


   (2) Formerly named Capital Appreciation Portfolio.


   (3) Formerly named Flexible Income Portfolio.


                                                         Risk/return summary  31

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

--------------------------------------------------------------------------------

   Each of the Portfolios has a similar investment objective and similar principal investment strategies to a Janus retail fund:


    GROWTH & CORE
      Large Cap Growth Portfolio                                                 Janus Fund
      Forty Portfolio                                                     Janus Twenty Fund
      Mid Cap Growth Portfolio                                        Janus Enterprise Fund
      Growth and Income Portfolio                              Janus Growth and Income Fund
      Core Equity Portfolio                                          Janus Core Equity Fund
      Balanced Portfolio                                                Janus Balanced Fund
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio                                       Janus Worldwide Fund
      International Growth Portfolio                                    Janus Overseas Fund
      Global Technology Portfolio                              Janus Global Technology Fund
      Global Life Sciences Portfolio                        Janus Global Life Sciences Fund
    VALUE
      Mid Cap Value Portfolio                                      Janus Mid Cap Value Fund
    BOND
      Flexible Bond Portfolio                                    Janus Flexible Income Fund
    MONEY MARKET
      Money Market Portfolio                                        Janus Money Market Fund


   Although it is anticipated that each Portfolio and its corresponding retail fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of each Portfolio and its corresponding retail fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses. Mid Cap Growth Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies. Janus Enterprise Fund invests, under normal circumstances, at least 50% of its equity assets in medium-sized companies.


PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO



   This section takes a closer look at the Portfolios' principal investment strategies and certain risks of investing in the Portfolios. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, nonfundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.


   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.


FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES





   The following questions and answers are designed to help you better understand the Portfolios' principal investment strategies.


1. HOW ARE COMMON STOCKS SELECTED FOR THE PORTFOLIOS MANAGED BY JANUS?


   Unless its investment objective or policies prescribe otherwise, each of the Portfolios, with the exception of Flexible Bond Portfolio, may invest substantially all of its assets in common stocks if its portfolio manager believes that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.


 32  Janus Aspen Series

   The Portfolios may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Portfolios may also sell a holding to meet redemptions.



   Growth and Income Portfolio and Balanced Portfolio may each emphasize varying degrees of income. Realization of income is not a significant consideration when choosing investments for the other Portfolios, and income realized on such Portfolios' investments may be incidental to their objectives. In the case of Growth and Income Portfolio and Balanced Portfolio, a portfolio manager may consider dividend-paying characteristics to a greater degree in selecting common stocks.


2. HOW ARE COMMON STOCKS SELECTED BY PERKINS FOR MID CAP VALUE PORTFOLIO?

   Mid Cap Value Portfolio's portfolio managers focus on companies that have fallen out of favor with the market or appear to be temporarily misunderstood by the investment community. The portfolio managers of Mid Cap Value Portfolio look for companies with strong fundamentals and competent management. They generally look for companies with products and services that give them a competitive advantage.

3. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolios may invest and the Portfolios may at times have significant foreign exposure.

4. WHAT DOES "MARKET CAPITALIZATION" MEAN?


   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for Large Cap Growth Portfolio, Mid Cap Growth Portfolio and Mid Cap Value Portfolio. The other Portfolios offered by this Prospectus do not emphasize companies of any particular size.


5. HOW DO THE PORTFOLIO MANAGERS OF MID CAP VALUE PORTFOLIO DETERMINE THAT A COMPANY MAY BE UNDERVALUED?

   A company may be undervalued when, in the opinion of the portfolio managers, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio managers believe that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Portfolio than those obtained by paying premium prices for companies currently in favor in the market.

6. WHAT IS A "SPECIAL SITUATION"?

   Certain Portfolios may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends. Special situations may

                                   Principal investment strategies and risks  33
   also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure.


7. HOW DO GROWTH AND INCOME PORTFOLIO AND BALANCED PORTFOLIO DIFFER FROM EACH OTHER?


   Growth and Income Portfolio will normally invest at least 25% of its net assets in securities the portfolio manager believes have income potential. Balanced Portfolio places a greater emphasis on the income component of its portfolio and will normally invest 40-50% of its net assets in securities selected primarily for their income potential. As a result, Balanced Portfolio is expected to be less volatile than Growth and Income Portfolio. Growth and Income Portfolio places a greater emphasis on growth stocks and may derive a greater portion of its income from dividend-paying common stocks. Because of these factors, its NAV can be expected to fluctuate more than Balanced Portfolio.


8. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF GROWTH AND INCOME PORTFOLIO'S AND BALANCED PORTFOLIO'S HOLDINGS?


   Growth and Income Portfolio and Balanced Portfolio shift assets to varying degrees between the growth and income components of their portfolio holdings based on the portfolio managers' analyses of relevant market, financial and economic conditions. If a portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, that Portfolio will place a greater emphasis on the growth component. Balanced Portfolio's growth component will normally be 50-60% of its net assets. Growth and Income Portfolio's growth component will normally be up to 75% of its net assets. In addition, the Portfolios' income component may consist of divided paying stocks which exhibit growth characteristics.


9. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF GROWTH AND INCOME PORTFOLIO'S AND BALANCED PORTFOLIO'S HOLDINGS?


   The growth component of these Portfolios' holdings is expected to consist primarily of common stocks, but may also include preferred stocks, convertible securities, or other securities selected primarily for their growth potential.


10. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF GROWTH AND INCOME PORTFOLIO'S AND BALANCED PORTFOLIO'S HOLDINGS?


   Growth and Income Portfolio's income component will consist largely of equities and other securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of a Portfolio if they currently pay dividends or a portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid. Accordingly, Growth and Income Portfolio's income component may also exhibit growth characteristics. The income component of Balanced Portfolio's holdings will consist primarily of fixed-income securities.


11. HOW DO INTEREST RATES AFFECT THE VALUE OF MY GROWTH AND INCOME PORTFOLIO OR BALANCED PORTFOLIO INVESTMENT?

   The income component of Growth and Income Portfolio's and Balanced Portfolio's holdings includes fixed-income securities. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

12. WHAT DOES "LIFE SCIENCE ORIENTATION" MEAN IN RELATION TO GLOBAL LIFE SCIENCES PORTFOLIO?

   Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production or distribution of products or services related to health and personal care, medicine or pharmaceuticals. Life science oriented companies

 34  Janus Aspen Series
   also include companies that the portfolio manager believes have growth potential primarily as a result of particular products, technology, patents or other market advantages in the life sciences. Life sciences encompass a variety of industries, including health care, nutrition, agriculture, medical diagnostics, nuclear and biochemical research and development and health care facilities ownership and operation.

13. WHAT IS GLOBAL TECHNOLOGY PORTFOLIO'S INDUSTRY POLICY?

   Global Technology Portfolio will not concentrate its investments in any particular industry or group of related industries. As a result, its portfolio manager may have more flexibility to find companies that he believes will benefit from advances or improvements in technology in a number of industries. Nevertheless, the Portfolio may hold a significant portion of its assets in industries such as: aerospace/defense; biotechnology; computers; office/business equipment; semiconductors; software; telecommunications; and telecommunications equipment.


14. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT IN FLEXIBLE BOND PORTFOLIO?


   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.


15. HOW DOES FLEXIBLE BOND PORTFOLIO MANAGE INTEREST RATE RISK?


   The portfolio manager may vary the average-weighted effective maturity of the Portfolio to reflect his analysis of interest rate trends and other factors. The Portfolio's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Portfolio may also use futures, options and other derivatives to manage interest rate risk.


16. WHAT IS MEANT BY FLEXIBLE BOND PORTFOLIO'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?


   The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Portfolio with each effective maturity "weighted" according to the percentage of net assets that it represents.


17. WHAT IS MEANT BY FLEXIBLE BOND PORTFOLIO'S "DURATION"?


   A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by the Portfolio with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Portfolio's duration is usually shorter than its average maturity.


18. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?



   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Rating Service ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.



19. WHAT ARE U.S. GOVERNMENT SECURITIES?



   Flexible Bond Portfolio may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are


                                   Principal investment strategies and risks  35
   supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

 36  Janus Aspen Series

GENERAL PORTFOLIO POLICIES OF THE PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO


   Unless otherwise stated, each of the following general policies apply to all of the Portfolios other than Money Market Portfolio. Except for the Portfolios' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


   CASH POSITION

   The Portfolios may not always stay fully invested in stocks and bonds. For example, when a portfolio manager believes that market conditions are unfavorable for profitable investing, or when he or she is otherwise unable to locate attractive investment opportunities, the Portfolios' cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Portfolios may vary significantly. When a Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.



   In addition, a Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Portfolio's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may not achieve its investment objective.


   OTHER TYPES OF INVESTMENTS

   To achieve their objectives, the Portfolios, with the exception of Flexible Bond Portfolio, invest primarily in domestic and foreign equity securities. Growth and Income Portfolio and Balanced Portfolio also invest in equity securities with varying degrees of emphasis on income. To a limited extent, the Portfolios may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Portfolios. If successful, they may benefit the Portfolios by earning a return on the Portfolios' assets or reducing risk; however, they may not achieve the Portfolios' objective. These securities and strategies may include:


   - debt securities

   - indexed/structured securities


   - high-yield/high-risk bonds (less than 20% of Large Cap Growth Portfolio's, Mid Cap Growth Portfolio's, Core Equity Portfolio's and Mid Cap Value Portfolio's assets and less than 35% of each other Portfolio's assets)



   - options, futures, forwards, swap agreements, participatory notes and other types of derivatives and exchange traded funds individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" short sales (no more than 8% of a Portfolio's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery or forward commitment basis


   To achieve its objective, Flexible Bond Portfolio invests primarily in fixed-income securities, which may include corporate bonds and notes; government securities, including agency securities; preferred stock; high-yield/high-risk bonds; and municipal obligations. To a limited extent, the Portfolio may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are


                                   Principal investment strategies and risks  37
   not principal investment strategies of the Portfolio. If successful, they may benefit the Portfolio by earning a return on the Portfolio's assets or reducing risk; however, they may not achieve the Portfolio's objective. These securities and strategies may include:


   - foreign equity securities


   - common stocks


   - pass-through securities including mortgage- and asset-backed securities (without limit) and mortgage dollar rolls


   - zero coupon, pay-in-kind and step coupon securities (without limit)


   - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps), participatory notes and other types of derivatives and exchange traded funds individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - securities purchased on a when-issued, delayed delivery or forward commitment basis


   - bank loans, including institutionally-traded floating rate securities which may be below investment grade (no more than 5% of the Portfolio's net assets)


   ILLIQUID INVESTMENTS

   Each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolios' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

   FOREIGN SECURITIES


   Unless otherwise stated within its specific investment policies, each Portfolio may invest without limit in foreign equity and debt securities. The Portfolios may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS


   Certain Portfolios may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Portfolio's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.


   PORTFOLIO TURNOVER

   The Portfolios generally intend to purchase securities for long-term investment although, to the extent permitted by its specific investment policies, each Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Portfolio may also sell one security and simultaneously purchase the

 38  Janus Aspen Series
   same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of a Portfolio's investments and the investment style of the portfolio manager. Changes are made in a Portfolio's holdings whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.



   Flexible Bond Portfolio has historically had relatively high portfolio turnover due to the nature of the securities in which it invests. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance. The Financial Highlights section of this Prospectus shows the Portfolios' historical turnover rates.


                                   Principal investment strategies and risks  39

RISKS COMMON TO ALL NON-MONEY MARKET PORTFOLIOS



   Because the Portfolios, with the exception of Flexible Bond Portfolio, may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Portfolio's share price may also decrease. A Portfolio's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs") or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow. Global Life Sciences Portfolio's and Global Technology Portfolio's performance may also be affected by industry risk to a greater extent than the other Portfolios.



   Because Flexible Bond Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Portfolio's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.



FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS OF NON-MONEY MARKET PORTFOLIOS


   The following questions and answers discuss risks that apply to all Portfolios other than Money Market Portfolio.


1. CERTAIN PORTFOLIOS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?


   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.


2. HOW DOES THE NONDIVERSIFICATION CLASSIFICATION OF FORTY PORTFOLIO AND GLOBAL TECHNOLOGY PORTFOLIO AFFECT THE PORTFOLIOS' RISK PROFILE?



   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A portfolio that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a portfolio that is classified as "diversified." This gives a nondiversified Portfolio more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. This fluctuation, if significant, may affect the performance of a Portfolio.


3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

   If the portfolio managers' perception of a company's worth is not realized in the time frame they expect, the overall performance of Mid Cap Value Portfolio may suffer. In general, the portfolio managers believe this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends and/or assets.




4. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?


   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and

 40  Janus Aspen Series
   corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


5. HOW IS CREDIT QUALITY MEASURED?



   Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of rating categories.





6. HOW COULD THE PORTFOLIOS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THE PORTFOLIOS' PERFORMANCE?



   Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:



   - CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, due to the overall impact of exposure to the issuer's local currency.


   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.


   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Portfolio's ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio's investment strategies and potentially affecting the value of the Portfolio.


   - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


7. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?



   The Portfolios, particularly Worldwide Growth Portfolio, International Growth Portfolio, Global Technology Portfolio and Global Life Sciences Portfolio, may invest an unlimited amount of their assets in companies from "developing countries" or "emerging markets." In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. The securities markets of many of the countries in which the Portfolios may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolios to obtain or to enforce a judgment against the issuers of such securities.


                                   Principal investment strategies and risks  41

8. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?


   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.


   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.


   Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.


9. HOW DO THE PORTFOLIOS TRY TO REDUCE RISK?



   The Portfolios may use futures, options, swap agreements (including, but not limited to, credit default swaps with respect to Flexible Bond Portfolio) and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a variety of currency hedging techniques, including forward currency contracts, to manage currency risk. The portfolio managers believe the use of these instruments will benefit the Portfolios. However, a Portfolio's performance could be worse than if the Portfolio had not used such instruments if a portfolio manager's judgment proves incorrect.



10. WHAT IS "INDUSTRY RISK"?


   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. In the life sciences, for example, many companies are subject to government regulation and approval of their products and services, which may affect their price or availability. In addition, the products and services offered by these companies may quickly become obsolete in the face of scientific or technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. Similarly, in technology-related industries, competitive pressures may have a significant effect on the performance of companies in which a Portfolio may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.

   Global Life Sciences Portfolio invests in a concentrated portfolio, which may result in greater exposure to related industries. As a result, the Portfolio may be more volatile than a less concentrated portfolio. Although the other Portfolios offered by this Prospectus do not "concentrate" in a specific group of industries, each may at times have significant exposure to industry risk as a result of investing in multiple companies in a particular industry.

 42  Janus Aspen Series

MONEY MARKET PORTFOLIO


   This section takes a closer look at Money Market Portfolio's principal investment strategies and certain risks of investing in the Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, nonfundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.


   Money Market Portfolio is subject to certain specific SEC rule requirements. Among other things, the Portfolio is limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act).


PRINCIPAL INVESTMENT STRATEGIES AND RISKS




TYPES OF INVESTMENTS

   The Portfolio invests primarily in:

   - high quality debt obligations

   - obligations of financial institutions

   The Portfolio may also invest (to a lesser degree) in:

   - U.S. Government securities (securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities)

   - municipal securities

   - preferred stock that, in conjunction with a demand feature, is the functional equivalent of a money market investment

   DEBT OBLIGATIONS


   The Portfolio may invest in U.S. dollar-denominated debt obligations. Debt obligations include:


   - commercial paper

   - notes and bonds

   - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party or solely by the unsecured promise of the issuer to make payments when due)

   - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

   OBLIGATIONS OF FINANCIAL INSTITUTIONS

   Examples of obligations of financial institutions include:

   - negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

   - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)

                                   Principal investment strategies and risks  43

   - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest

   Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.


INVESTMENT TECHNIQUES


   The following is a description of other investment techniques that Money Market Portfolio may use:

   PARTICIPATION INTERESTS
   A participation interest gives Money Market Portfolio a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

   DEMAND FEATURES
   Demand features give Money Market Portfolio the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument's credit quality and provide a source of liquidity.

   Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of Money Market Portfolio's investments may be dependent in part on the credit quality of the banks supporting Money Market Portfolio's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

   VARIABLE AND FLOATING RATE SECURITIES
   Money Market Portfolio may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

   MORTGAGE- AND ASSET-BACKED SECURITIES
   Money Market Portfolio may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entities. The Portfolio may purchase other mortgage-and asset-backed securities including securities backed by automobile loans, equipment leases or credit card receivables.

   Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the Portfolio having to reinvest proceeds at a lower interest rate.

   REPURCHASE AGREEMENTS
   Money Market Portfolio may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which the Portfolio purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

 44  Janus Aspen Series

   If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, Money Market Portfolio may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

                                   Principal investment strategies and risks  45

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Portfolios. Janus Capital is responsible for the day-to-day management of the Portfolios' investment portfolios and furnishes continuous advice and recommendations concerning the Portfolios' investments for all the Portfolios except Mid Cap Value Portfolio. Perkins, Wolf, McDonnell and Company, LLC ("Perkins") is responsible for the day-to-day management of the investment portfolio of Mid Cap Value Portfolio. Janus Capital provides certain administrative and other services and is responsible for the other business affairs of all the Portfolios.


   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.


   Janus Capital furnishes certain administrative, compliance and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Portfolios and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are interested persons of Janus Capital.



   From its own assets, Janus Capital or its affiliates may make payments based on current assets to selected insurance companies, qualified plan service providers or other financial intermediaries that were instrumental in the acquisition or retention of accounts for the Portfolios or that performed services with respect to contract owners and plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ among such intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials or business building programs for such intermediaries to raise awareness of the Portfolios. In addition, Janus Capital or its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC")) or other means in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. The receipt (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments) with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price a contract owner or plan participant pays for shares or the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You may wish to consider whether such arrangements exist when evaluating any recommendation of the Portfolios.


   Participating insurance companies that purchase the Portfolios' Shares may perform certain administrative services relating to the Portfolios and Janus Capital or the Portfolios may pay those companies for such services.

 46  Janus Aspen Series

MANAGEMENT EXPENSES

   Each Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. Each Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolios must pay. Mid Cap Value Portfolio pays Perkins a subadvisory fee directly for managing the Portfolio.


   Each Portfolio incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. Each of the Portfolios is subject to the following management fee schedule (expressed as an annual rate).



                                                                     Average Daily        Annual Management
                                                                       Net Assets             Fee Rate
    Portfolios                                                        of Portfolio        Percentage (%)(1)
    GROWTH & CORE
      Large Cap Growth Portfolio(2)                               All Asset Levels              0.64
      Forty Portfolio(3)                                          All Asset Levels              0.64
      Mid Cap Growth Portfolio                                    All Asset Levels              0.64
      Growth and Income Portfolio                                 All Asset Levels              0.62
      Core Equity Portfolio                                       All Asset Levels              0.60(4)
      Balanced Portfolio                                          All Asset Levels              0.55
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio                                  All Asset Levels              0.60
      International Growth Portfolio                              All Asset Levels              0.64
      Global Technology Portfolio                                 All Asset Levels              0.64(4)
      Global Life Sciences Portfolio                              All Asset Levels              0.64(4)
    VALUE
      Mid Cap Value Portfolio                                     All Asset Levels              0.64(4)
    BOND
      Flexible Bond Portfolio(5)                                  First $300 Million            0.55(4)
                                                                  Over $300 Million             0.45
    MONEY MARKET
      Money Market Portfolio                                      All Asset Levels              0.25(4)



   (1) Effective July 1, 2004, Janus Capital reduced each Portfolio's management fee, with the exception of Money Market Portfolio, as set forth in each Portfolio's Investment Advisory Agreement to the amount reflected.


   (2) Formerly named Growth Portfolio.


   (3) Formerly named Capital Appreciation Portfolio.


   (4) Janus Capital has agreed to limit the Portfolio's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to certain levels until May 1, 2006. Application of any expense waivers and their effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the Fees and Expenses section of this prospectus and additional information is included in the Statement of Additional Information.


   (5) Formerly named Flexible Income Portfolio.


                                                Management of the Portfolios  47

   For the fiscal year ended December 31, 2004, each Portfolio except Mid Cap Value Portfolio paid Janus Capital the following management fees (net of fee waivers) based on each Portfolio's average net assets. Under the advisory agreement with Janus Capital and the subadvisory agreement with Perkins, Mid Cap Value Portfolio paid Janus Capital and Perkins management fees. [TO BE UPDATED BY AMENDMENT]



                                                                    Management Fee
                                                              (for the Fiscal Year Ended
                                                                     December 31,
Portfolio                                                               2004)
----------------------------------------------------------------------------------------
GROWTH & CORE
   Large Cap Growth Portfolio(1)                                            %
   Forty Portfolio(2)                                                       %
   Mid Cap Growth Portfolio                                                 %
   Growth and Income Portfolio                                              %
   Core Equity Portfolio                                                    %
   Balanced Portfolio                                                       %
INTERNATIONAL & GLOBAL
   Worldwide Growth Portfolio                                               %
   International Growth Portfolio                                           %
   Global Technology Portfolio                                              %
   Global Life Sciences Portfolio                                           %
VALUE
   Mid Cap Value Portfolio                                                  %
BOND
   Flexible Bond Portfolio(3)                                               %
MONEY MARKET
   Money Market Portfolio                                                   %
----------------------------------------------------------------------------------------






(1) Formerly named Growth Portfolio.


(2) Formerly named Capital Appreciation Portfolio.


(3) Formerly named Flexible Income Portfolio.



   Absent fee waivers, the management fees based upon [each Portfolio's] net
   assets would have been   %. [TO BE UPDATED BY AMENDMENT]


 48  Janus Aspen Series

SUBADVISER


   PERKINS, WOLF, MCDONNELL AND COMPANY, LLC serves as subadviser to Mid Cap Value Portfolio, and has served in such capacity since the Portfolio's inception. Perkins, 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604, has been in the investment management business since 1984 and provides day-to-day management of the portfolio operations, as well as to other mutual funds and separate accounts. Janus Capital has a 30% ownership stake in Perkins.


INVESTMENT PERSONNEL


JANUS PORTFOLIO MANAGERS


ANDREW ACKER
--------------------------------------------------------------------------------

     is Co-Portfolio Manager of Global Life Sciences Portfolio, which he has co-managed since October 2004. He joined Janus Capital in 1999 as a securities analyst. Mr. Acker holds a Bachelor of Science degree (magna cum laude) in Biochemical Sciences from Harvard College where he was a member of Phi Beta Kappa. He also holds a Master's degree in Business Administration from Harvard Business School. He has earned the right to use the Chartered Financial Analyst designation.


JONATHAN D. COLEMAN
--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Mid Cap Growth Portfolio, which he has managed since February 2002. He is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor's degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman has earned the right to use the Chartered Financial Analyst designation.


C. MIKE LU
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Global Technology Portfolio, which he has managed since its inception. Mr. Lu is also Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1991 as a research analyst. Mr. Lu holds a Bachelor of Arts degree in History and a Bachelor of Arts degree in Economics from Yale University. Mr. Lu has earned the right to use the Chartered Financial Analyst designation.

BRENT A. LYNN
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of International
     Growth Portfolio, for which he has served as Co-Manager or Manager since January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr.
     Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr.
     Lynn has earned the right to use the Chartered Financial Analyst designation.

THOMAS R. MALLEY
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Global Life Sciences Portfolio, which he has managed since its inception. Mr. Malley is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr. Malley holds a Bachelor of Science degree in Biology from Stanford University. Mr. Malley has earned the right to use the Chartered Financial Analyst designation.


                                                Management of the Portfolios  49

KAREN L. REIDY
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Core Equity
     Portfolio and Balanced Portfolio, each of which she has managed since January 2000. Ms. Reidy is also Portfolio Manager of other Janus accounts. She joined Janus Capital in 1995 as a research analyst. Ms.
     Reidy holds an undergraduate degree in Accounting from the University of Colorado. Ms. Reidy has earned the right to use the Chartered Financial Analyst designation.

BLAINE P. ROLLINS
--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Large Cap Growth Portfolio, which he has managed since January 2000. He previously served as Executive Vice President and Portfolio Manager of Equity Income Portfolio from its inception to December 1999 and Balanced Portfolio from May 1996 to December 1999. Mr. Rollins is also Portfolio Manager of other Janus accounts. Mr. Rollins joined Janus Capital in 1990. He holds a Bachelor of Science degree in Finance from the University of Colorado. Mr. Rollins has earned the right to use the Chartered Financial Analyst designation.


SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Forty Portfolio, which he has managed since its inception. Mr. Schoelzel is also Portfolio Manager of other Janus accounts. Mr. Schoelzel joined Janus Capital in January 1994. He holds a Bachelor of Arts degree in Business from Colorado College.


MINYOUNG SOHN
--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Growth and Income Portfolio. Mr. Sohn is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1998 as a research analyst. Mr. Sohn holds a Bachelor of Arts degree (cum laude) in Government and Economics from Dartmouth College. Mr. Sohn has earned the right to use the Chartered Financial Analyst designation.


RONALD V. SPEAKER
--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Flexible Bond Portfolio, which he has managed or co-managed since its inception. Mr. Speaker is also Portfolio Manager of other Janus accounts. Mr. Speaker joined Janus Capital in 1986. He holds a Bachelor of Arts degree in Finance from the University of Colorado. Mr. Speaker has earned the right to use the Chartered Financial Analyst designation.


J. ERIC THORDERSON
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Money Market Portfolio, which he has managed since January 2001. Mr. Thorderson is also Portfolio Manager of other Janus accounts. He joined Janus Capital in May 1996 as a research analyst. Mr. Thorderson holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master of Business Administration degree from the University of Illinois. Mr. Thorderson has earned the right to use the Chartered Financial Analyst designation.

 50  Janus Aspen Series

JASON P. YEE

--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Worldwide Growth Portfolio, which he has managed since July 2004. Mr. Yee is also Portfolio Manager of other Janus accounts. He joined Janus in July 1992, working as a research analyst until April 1996. From April 1996 to April 2000, Mr. Yee was a portfolio manager and managing director at Bee & Associates. He re-joined Janus Capital in April 2000. He holds a Bachelor of Science in Mechanical Engineering from Stanford University. Mr. Yee has earned the right to use the Chartered Financial Analyst designation.



JANUS ASSISTANT PORTFOLIO MANAGERS



BRIAN DEMAIN

--------------------------------------------------------------------------------

     is Assistant Portfolio Manager of Mid Cap Growth Portfolio. Mr. Demain joined Janus Capital in 1999 as a securities analyst. He holds a Bachelor's degree in Economics from Princeton University, where he graduated summa cum laude and was a recipient of the Daniel L. Rubinfeld '67 Prize in Empirical Economics for his senior thesis. Mr. Demain has earned the right to use the Chartered Financial Analyst designation.


DOUGLAS A. KIRKPATRICK
--------------------------------------------------------------------------------

     is Assistant Portfolio Manager of Worldwide Growth Portfolio. He joined Janus Capital in 2001 as an equity research analyst. Prior to joining Janus, Mr. Kirkpatrick worked as an analyst for Artisan Partners LP from 1997 to 2001. Mr. Kirkpatrick holds Bachelor's degrees in Mechanical Engineering and Political Science from Rice University, a Master's degree in Environmental Engineering from the University of Houston and a Master of Business Administration degree from the University of California at Berkeley. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY R. KOLB

--------------------------------------------------------------------------------

     is Assistant Portfolio Manager of Worldwide Growth Portfolio. He joined Janus Capital in August 2001 as an equity research analyst. Prior to joining Janus Capital, Mr. Kolb was an associate director in UBS Warburg's Financial Institutions Investment Banking Group and an analyst on Lehman Brothers' Global Mergers & Acquisitions Team. Mr. Kolb holds a Bachelor's degree in Business Administration from Miami University (of
     Ohio) where he graduated magna cum laude with honors.


GARTH YETTICK
--------------------------------------------------------------------------------
     is Assistant Portfolio Manager of International Growth Portfolio. Prior to joining Janus in 1997, Mr. Yettick was a management consultant with First Manhattan Consulting Group from 1994 to 1997. He holds a
     Bachelor's degree (magna cum laude) in Computer Science and Mathematics from Harvard College, where he was elected to Phi Beta Kappa. He has earned the right to use the Chartered Financial Analyst designation.

                                                Management of the Portfolios  51

PERKINS PORTFOLIO MANAGERS


JEFFREY R. KAUTZ
--------------------------------------------------------------------------------

     is Co-Manager of Mid Cap Value Portfolio, which he has managed since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois, and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz has earned the right to use the Chartered Financial Analyst designation.


ROBERT H. PERKINS
--------------------------------------------------------------------------------
     is Co-Manager of Mid Cap Value Portfolio, which he has managed since its inception. He is also Portfolio Manager of other Janus accounts. Robert Perkins has been a portfolio manager since 1970 and serves as President and a director of Perkins. Previously, he was a portfolio manager for Berger Mid Cap Value Fund and Berger Small Cap Value Fund. Mr. Perkins holds a Bachelor of Science degree in Business from Miami University.

THOMAS M. PERKINS
--------------------------------------------------------------------------------
     has been the lead Co-Manager of Mid Cap Value Portfolio since its inception. He is also Portfolio Manager of other Janus accounts. Thomas Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. As lead Co-Manager, Thomas Perkins is responsible for the daily decisions of Mid Cap Value Portfolio's security selection. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University.


   The Portfolios' Statement of Additional Information ("SAI") provides information about the investment personnel's compensation, other accounts managed by the investment personnel and the investment personnel's ownership of securities in the Portfolios, with the exception of Money Market Portfolio.


 52  Janus Aspen Series

PERFORMANCE OF COMPARABLE ACCOUNTS MANAGED BY PERKINS


   The following chart shows the historical performance of the Perkins Mid Cap Value Equity Composite. The accounts in the Composite have investment objectives, policies and strategies that are substantially similar to those of Mid Cap Value Portfolio of Janus Aspen Series. The Russell Midcap(R) Value Index is the benchmark for the Portfolio and the Composite. In addition, the S&P MidCap 400 Index is a secondary benchmark for the Composite.


   As of March 31, 2005, the Perkins Mid Cap Value Equity Composite consisted of
        advisory accounts, including           mutual fund portfolios. As of
   this date, the total assets of the Perkins Mid Cap Value Equity Composite
   were approximately $          . The Janus mutual funds for which Perkins acts
   as subadviser are included in the Perkins Mid Cap Value Equity Composite. All accounts that have investment objectives, policies and strategies that are substantially similar to the Portfolio's are included in this Composite, except that accounts managed by Perkins which are part of wrap fee programs, and which have investment objectives, policies and strategies similar to those in the Composite, are included in a separate composite and not this Composite, due to their unique trading and fee structure. The performance shows the historical track record of Perkins and should not be relied upon as an indication of the future performance of the Portfolio. Total returns represent the performance of the Composite and not the Portfolio. [TO BE UPDATED BY AMENDMENT]



   The performance shown is after advisory fees and transaction costs charged to the accounts in the Composite have been deducted. Mid Cap Value Portfolio's fees and expenses are generally expected to be higher than those reflected in the Composite, which would reduce performance. Except for the mutual fund accounts, the accounts in the Composite were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have adversely affected the Composite's performance. Except for the mutual fund accounts, the fees and expenses of the Composite do not include custody fees or other expenses normally paid by mutual funds, including Mid Cap Value Portfolio. If these fees and expenses were included, returns would be lower. [TO BE UPDATED BY AMENDMENT]



                                            Average annual total return for periods ended 3/31/05
                                            -----------------------------------------------------
                                                                                        Since
                                                                  1 Year   5 Years   Inception(1)
    Perkins Mid Cap Value Equity Composite                             %        %            %
    Russell Midcap(R) Value Index(2)                                   %        %            %
    S&P MidCap 400 Index(3)                                            %        %            %
                                                                  --------------------------



   (1) The inception date of the Composite was October 1, 1998. Total returns and expenses are not annualized for the first year of operations.



   (2) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.


   (3) The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.

                                                Management of the Portfolios  53

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   Each Portfolio currently offers two or three classes of shares, one of which, the Institutional Shares, is offered pursuant to this prospectus and sold under the name Janus Aspen Series. The Shares offered by this prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service Shares and Service II Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. For Service II Shares, a redemption fee may be imposed on interests in separate accounts or plans held 60 days or less. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares or Service II Shares, please call 1-800-525-0020.


   CLOSED FUND POLICIES


   The Portfolios may discontinue sales of their shares to new investors if their management and the Trustees believe that continued sales may adversely affect a Portfolio's ability to achieve its investment objective. If sales of a Portfolio are discontinued to new investors, it is expected that existing shareholders invested in that Portfolio would be permitted to continue to purchase shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer one or more Portfolios as an investment option would be able to direct contributions to that Portfolio through their plan, regardless of whether they invested in such Portfolio prior to its closing. In addition, in the case of certain mergers or reorganizations, retirement plans would be able to add a closed Portfolio as an investment option. Such mergers, reorganizations, acquisitions or other business combination are those in which one or more companies involved in such transaction currently offers the Portfolio as an investment option, any company that as a result of such transaction becomes affiliated with the company currently offering the Portfolio (as a parent company, subsidiary, sister company or otherwise). Such companies may request to add the Portfolio as an investment option under its retirement plan. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Portfolio may negatively impact existing Portfolio shareholders.


   PENDING LEGAL MATTERS


   In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint against Canary Capital alleged that this practice was in contradiction to policies stated in prospectuses for certain Janus funds.



   Subsequent to the announcements by the SEC and the NYAG, the Colorado Attorney General ("COAG") and the Colorado Division of Securities announced that they were each initiating investigations into Janus Capital's mutual fund trading practices. On August 18, 2004, Janus Capital announced that it had reached final settlements with the NYAG, the COAG, the Colorado Division of Securities and the SEC related to such regulators' investigations into Janus Capital's frequent trading arrangements.



   A number of civil lawsuits have also been brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those contained in the NYAG complaint against


 54  Janus Aspen Series

   Canary Capital. Such lawsuits allege a variety of theories for recovery including, but not limited to the federal securities laws, other federal statutes (including ERISA) and various common law doctrines.



   The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed in that court. These complaints are the operative complaints in the coordinated proceedings and, as a practical matter, supersede the previously filed complaints. The five complaints include (i) claims by a putative class of investors in the Janus funds asserting claims on behalf of the investor class, (ii) derivative claims by investors in the Janus funds ostensibly on behalf of the Janus funds, (iii) claims on behalf of participants in the Janus 401(k) plan, (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI, and (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders. Each of the five complaints name JCGI and/or Janus Capital as a defendant. In addition, the following are named as defendants in one or more of the actions: Janus Investment Fund, Janus Aspen Series, Janus Adviser Series, Janus Distributors LLC, INTECH, Bay Isle, Perkins Wolf, the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   One action (alleging failure to adequately implement fair value pricing) was remanded to state court in Madison County, Illinois and is not currently subject to the federal transfer procedures. Janus Capital has appealed this decision to the Seventh Circuit Court of Appeals.



   In addition to the "market timing" actions described above, two civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain Janus funds. These lawsuits are currently pending in the U.S. District Court for the District of Colorado. On January 3, 2005, a consolidated amended complaint was filed in that court. This complaint is the operative complaint in coordinated proceedings and, as a practical matter, supersedes the previously filed complaints. The complaint asserts claims under Section 36(b) of the Investment Company Act and for breach of contract.



   A lawsuit has also been filed against Janus Capital and certain affiliates in the U.S. District Court for the District of Colorado alleging that Janus Capital failed to ensure that certain Janus funds participated in securities class action settlements for which the funds were eligible. The complaint asserts claims under Sections 36(a), 36(b) and 47(b) of the Investment Company Act, breach of fiduciary duty and negligence.



   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the funds.


   CONFLICTS OF INTEREST

   The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolios do not currently anticipate any disadvantages to policy owners because each Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more Portfolios or substitute Shares of another Portfolio. If this occurs, a Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Portfolios may refuse to sell their Shares to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolios. Janus Capital intends to monitor such qualified plans and the Portfolios may

                                                           Other information  55
   discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

   DISTRIBUTION OF THE PORTFOLIOS


   The Portfolios are distributed by Janus Distributors LLC ("Janus Distributors"), which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


 56  Janus Aspen Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

   To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute net income and any net capital gains realized on its investments at least annually. A Portfolio's income from certain dividends, interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO

   DISTRIBUTION SCHEDULE

   Dividends for the Portfolios are normally declared and distributed in June and December. Capital gains distributions are normally declared and distributed in June. However, in certain situations it may be necessary for a Portfolio to declare and distribute capital gains distributions in December.

   HOW DISTRIBUTIONS AFFECT A PORTFOLIO'S NAV


   Distributions, other than daily income dividends, are paid to shareholders as of the record date of a distribution of a Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in each Portfolio's daily NAV. The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Portfolio declared a dividend in the amount of $0.25 per share. If a Portfolio's share price was $10.00 on December 30, the Portfolio's share price on December 31 would be $9.75, barring market fluctuations.


MONEY MARKET PORTFOLIO


   For Money Market Portfolio, dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. All distributions will be automatically reinvested in Shares of the Portfolio. The date you receive your dividend may vary depending on how your insurance company or plan sponsor processes trades. Please contact your insurance company or plan sponsor for details.


TAXES

   TAXES ON DISTRIBUTIONS


   Because Shares of the Portfolios may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by a Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.


   TAXATION OF THE PORTFOLIOS

   Dividends, interest and some gains received by the Portfolios on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolios may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolios.

                                                     Distributions and taxes  57

   The Portfolios do not expect to pay any federal income taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of each Portfolio are sold in connection with variable insurance contracts, each Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

 58  Janus Aspen Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase or redeem Shares of the Portfolios directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through qualified retirement plans. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES


   The per share net asset value ("NAV") is computed by dividing the total value of a Portfolio's securities and other assets, less liabilities, by the total number of Portfolio shares outstanding. In the case of Portfolios with share classes, the NAV for each class is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. All purchases and sales will be duly processed at the NAV next calculated after your request is received in good order by a Portfolio or its agent. A Portfolio's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day") and, in the case of Money Market Portfolio, when the Federal Reserve Banks are also open ("bank business day").



   In order to receive a day's price, your order must be received in good order by a Portfolio (or insurance company or plan sponsor) or its agent by the close of the regular trading session of the NYSE. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Portfolio's holdings may change on days when you will not be able to purchase or redeem a Portfolio's shares to the extent that Portfolio is invested in such markets.



   Securities held by the Portfolios other than Money Market Portfolio are generally valued at market value. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days) will be determined in good faith under policies and procedures established by and under the supervision of the Portfolios' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and
   (iii) when non-significant events occur such as markets closing early or not opening, security trading halts or pricing of nonvalued securities and restricted or nonpublic securities. The Portfolios may use a systematic fair valuation model provided by an independent third party to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed income securities.



   Money Market Portfolio's securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a Portfolio's holdings to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the Shares' NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.



   The value of the securities of other open-end funds held by a Portfolio, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.


                                                         Shareholder's guide  59

   Due to the subjective nature of fair value pricing, a Portfolio's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares of investors seeking to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in a Portfolio's share price, as further described in the "Excessive Trading" section. The Portfolios' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.


PURCHASES

   Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of each Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers or other financial intermediaries which were instrumental in the acquisition of the accounts in the Portfolios or that provide services in connection with investments in the Portfolios. You may wish to consider such arrangements when evaluating any recommendation of the Portfolios.

   Each Portfolio reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Portfolios are not intended for excessive trading. For more information about the Portfolios' policy on excessive trading, see "Excessive Trading."



   The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

REDEMPTIONS

   Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

   Shares of any Portfolio may be redeemed on any business day. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Portfolio or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING


   EXCESSIVE TRADING POLICIES AND PROCEDURES



   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares ("excessive trading"). The Portfolios are intended for long-term investment purposes only and the Portfolios will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Portfolios' excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolios may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries (such as insurance companies or plan sponsors). By their nature, omnibus accounts, in which purchases and sales of the Portfolios' shares by multiple investors are aggregated by the intermediary and presented to the Portfolios on a net basis, effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents.


 60  Janus Aspen Series

   The Portfolios attempt to deter excessive trading through at least the following methods:



   - fair valuation of securities as described under "Pricing of Portfolio Shares;" and



   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain Portfolios).



   The Portfolios monitor Portfolio share transactions, subject to the limitations described below. Generally, a purchase of a Portfolio's shares followed by the redemption of the Portfolio's shares within a 90-day period may result in enforcement of a Portfolio's excessive trading policies and procedures with respect to future purchase orders, provided that the Portfolios reserve the right to reject any purchase request as explained above.



   If the Portfolios detect excessive trading, the Portfolios may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of the account and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolios' excessive trading policies generally do not apply to the Money Market Portfolio, although the Money Market Portfolio at all times reserves the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice.



   The Portfolios' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders.



   Investors who place transactions through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of the Portfolios' excessive trading policies and procedures and may be rejected in whole or in part by a Portfolio. The Portfolios, however, cannot always identify or reasonably detect excessive trading that may be facilitated by insurance companies or plan sponsors or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Portfolios, and thus the Portfolios may have difficulty curtailing such activity. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolios' excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio.



   In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolios or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolios' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries.



   Certain transactions in Portfolio shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolios' methods to detect and deter excessive trading.



   Each Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Portfolio. For example, a Portfolio may refuse a purchase order if the Portfolio's investment personnel believe they would be unable to invest the money effectively in accordance with the Portfolio's investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.


                                                         Shareholder's guide  61

   EXCESSIVE TRADING RISKS



   Excessive trading may present risks to a Portfolio's long-term shareholders. Excessive trading into and out of a Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders and may increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.



   Portfolios that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Portfolio based on events occurring after the close of a foreign market that may not be reflected in the Portfolio's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in Portfolios which do not invest in foreign securities, for example, when trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio does not accurately value securities, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. Although the Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Portfolio shares.



   Although the Portfolios take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolios may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents. This makes the Portfolios' identification of excessive trading transactions in the Portfolios through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Moreover, the contract between an insurance company and the owner of a variable insurance contract may govern the frequency with which the contract owner may cause the insurance company to purchase or redeem shares of a Portfolio. Although the Portfolios encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolios cannot eliminate completely the possibility of excessive trading.



   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their insurance company or plan sponsor with respect to excessive trading in the Portfolios.



   The Portfolios' policies and procedures regarding excessive trading may be modified at any time.


PORTFOLIO HOLDINGS DISCLOSURE POLICY


   The non-money market Portfolios' full portfolio holdings are available monthly, with a 30-day lag, on www.janus.com. The money market Portfolios' full portfolio holdings are available monthly, with no lag, on www.janus.com. The non-money market Portfolios' full portfolio holdings will be posted within approximately two business days after month-end. The money market Portfolios' full portfolio holdings will be posted within approximately six business days after month-end. All of the Portfolios' full portfolio holdings will remain available until the following month's information is posted.



   In addition, the Portfolios' top portfolio holdings in order of position size and as a percentage of the total portfolio, are available quarterly, with a 15-day lag, on www.janus.com. Most Portfolios disclose their top ten portfolio holdings. However, Forty Portfolio, Global Technology Portfolio and Global Life Sciences Portfolio disclose only their top five portfolio holdings. Industry, sector and regional breakdowns for all Portfolios are available quarterly, with a 15-day lag. The Portfolios' top portfolio holdings, as well as the industry, sector and regional breakdowns, are posted within approximately two business days after quarter-end and will remain available until the following quarter's information is posted.


 62  Janus Aspen Series

   Specific portfolio level attribution analysis for all Portfolios shall be made available monthly upon request via a Janus representative, with a 30-day lag, following the posting of full portfolio holdings on www.janus.com.



   Details of the Portfolios' holdings policies and procedures, which include a discussion of any exceptions, are contained in the Portfolios' SAI.



   AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION



   Complete schedules of the Portfolios' holdings as of the end of the Portfolios' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Portfolios' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free). Complete schedules of the Portfolios' holdings as of the end of the Portfolios' second and fourth fiscal quarters are contained in the Portfolios' semiannual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are available to shareholders from their insurance company or plan sponsor and are also available at www.janus.com.


SHAREHOLDER COMMUNICATIONS


   Your insurance company or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolios that you have authorized for investment. These reports show each Portfolio's investments and the market value of such investments, as well as other information about each Portfolio and its operations. Please contact your insurance company or plan sponsor to obtain these reports. The Trust's fiscal year ends December 31.


                                                         Shareholder's guide  63

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Institutional Shares' financial performance for the past five years through December 31st of each fiscal year shown (or for Portfolios with a performance history shorter than five years, through December 31st of each fiscal period shown). Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolios (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. [TO BE UPDATED BY AMENDMENT]



LARGE CAP GROWTH PORTFOLIO(1) - INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------------------------
                                                                        Years ended December 31
                                            2004               2003               2002               2001               2000
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                    $                  $14.61             $19.89             $26.48             $33.65
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                     0.40               0.01               0.02               0.05
 Net gain/(loss) on securities
   (both realized and unrealized)                                 4.24             (5.29)             (6.56)             (4.59)
 Total from investment operations                                 4.64             (5.28)             (6.54)             (4.54)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                      (0.02)                 --             (0.01)             (0.06)
 Distributions (from capital gains)                                 --                 --             (0.04)             (2.57)
 Total distributions                                            (0.02)                 --             (0.05)             (2.63)
 NET ASSET VALUE, END OF PERIOD              $                  $19.23             $14.61             $19.89             $26.48
 Total return                                     %             31.73%           (26.51)%           (24.73)%           (14.55)%
 Net assets, end of period (in
   thousands)                                $              $1,666,317         $1,484,889         $2,490,954         $3,529,807
 Average net assets for the period
   (in thousands)                            $              $1,533,995         $1,967,021         $2,911,331         $3,734,449
 Ratio of gross expenses to average
   net assets(2)(3)                               %              0.67%              0.67%              0.66%              0.67%
 Ratio of net expenses to average
   net assets(4)                                  %              0.67%              0.67%              0.66%              0.67%
 Ratio of net investment
   income/(loss) to average net
   assets                                         %              2.26%            (0.08)%              0.07%              0.19%
 Portfolio turnover rate                          %                24%                36%                48%                47%
-------------------------------------------------------------------------------------------------------------------------------



(1) Formerly named Growth Portfolio.


(2) The expense ratio reflects expenses prior to any expense offset arrangements.


(3) The ratio was    % in 2004, 0.67% in 2003, 0.67% in 2002, 0.66% in 2001, and
    0.67% in 2000 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Fund.


(4) The expense ratio reflects expenses after any expense offset arrangements.


 64  Janus Aspen Series

FORTY PORTFOLIO(1) - INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------------------
                                                                     Years ended December 31
                                           2004             2003             2002              2001               2000
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $                $17.37           $20.72             $26.79             $33.17
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                 0.06             0.12               0.22               0.43
 Net gain/(loss) on securities
   (both realized and unrealized)                             3.50           (3.36)             (6.01)             (6.43)
 Total from investment operations                             3.56           (3.24)             (5.79)             (6.00)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                  (0.09)           (0.11)             (0.28)             (0.37)
 Distributions (from capital gains)                             --               --                 --             (0.01)
 Total distributions                                        (0.09)           (0.11)             (0.28)             (0.38)
 NET ASSET VALUE, END OF PERIOD            $                $20.84           $17.37             $20.72             $26.79
 Total return                                   %           20.54%         (15.67)%           (21.67)%           (18.18)%
 Net assets, end of period (in
   thousands)                              $              $530,617         $528,210           $776,553         $1,010,497
 Average net assets for the period
   (in thousands)                          $              $509,046         $640,500           $855,499           $954,279
 Ratio of gross expenses to average
   net assets(2)(3)                             %            0.68%            0.67%              0.66%              0.67%
 Ratio of net expenses to average
   net assets(4)                                %            0.68%            0.67%              0.66%              0.67%
 Ratio of net investment
   income/(loss) to average net
   assets                                       %            0.29%            0.56%              0.96%              1.60%
 Portfolio turnover rate                        %              41%              62%                67%                41%
-------------------------------------------------------------------------------------------------------------------------



(1) Formerly named Capital Appreciation Portfolio.


(2) The expense ratio reflects expenses prior to any expense offset arrangements.


(3) The ratio was    % in 2004, 0.68% in 2003, 0.67% in 2002, 0.66% in 2001, and
    0.67% in 2000 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of the corresponding retail fund (Janus Olympus Fund until May 1, 1999, Janus Twenty Fund thereafter).


(4) The expense ratio reflects expenses after any expense offset arrangements.


                                                        Financial highlights  65

MID CAP GROWTH PORTFOLIO - INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------------------------
                                                                        Years ended December 31
                                            2004               2003               2002               2001               2000
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                    $                  $15.84             $21.98             $36.30             $59.70
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                     0.80             (0.01)                 --               0.01
 Net gain/(loss) on securities
   (both realized and unrealized)                                 4.76             (6.13)            (14.32)            (17.08)
 Total from investment operations                                 5.56             (6.14)            (14.32)            (17.07)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                          --                 --                 --                 --
 Distributions (from capital gains)                                 --                 --                 --             (4.58)
 Tax return of capital                                              --                 --                 --             (1.75)
 Total distributions                                                --                 --                 --             (6.33)
 NET ASSET VALUE, END OF PERIOD              $                  $21.40             $15.84             $21.98             $36.30
 Total return                                     %             35.10%           (27.93)%           (39.45)%           (31.82)%
 Net assets, end of period (in
   thousands)                                $              $1,649,423         $1,324,273         $2,104,733         $3,485,768
 Average net assets for the period
   (in thousands)                            $              $1,461,491         $1,609,280         $2,508,186         $4,409,584
 Ratio of gross expenses to average
   net assets(1)(2)                               %              0.67%              0.67%              0.67%              0.66%
 Ratio of net expenses to average
   net assets(3)                                  %              0.67%              0.67%              0.66%              0.66%
 Ratio of net investment
   income/(loss) to average net
   assets                                         %              4.09%            (0.07)%            (0.22)%            (0.42)%
 Portfolio turnover rate                          %                36%                63%                99%                82%
-------------------------------------------------------------------------------------------------------------------------------



(1) The expense ratio reflects expenses prior to any expense offset arrangements.


(2) The ratio was    % in 2004, 0.67% in 2003, 0.67% in 2002, 0.67% in 2001, and
    0.66% in 2000 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Enterprise Fund.

(3) The expense ratio reflects expenses after any expense offset arrangements.

 66  Janus Aspen Series

GROWTH AND INCOME PORTFOLIO - INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------------
                                                                  Years ended December 31
                                          2004            2003             2002             2001             2000
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $               $11.56           $14.87           $17.41           $20.77
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                               0.15             0.12             0.20             0.19
 Net gain/(loss) on securities
   (both realized and unrealized)                           2.53           (3.32)           (2.52)           (3.08)
 Total from investment operations                           2.68           (3.20)           (2.32)           (2.89)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                (0.13)           (0.11)           (0.22)           (0.16)
 Distributions (from capital gains)                           --               --               --           (0.31)
 Total distributions                                      (0.13)           (0.11)           (0.22)           (0.47)
 NET ASSET VALUE, END OF PERIOD           $               $14.11           $11.56           $14.87           $17.41
 Total return                                  %          23.34%         (21.54)%         (13.37)%         (14.10)%
 Net assets, end of period (in
   thousands)                             $              $26,816          $55,271          $92,659         $123,812
 Average net assets for the period
   (in thousands)                         $              $29,902          $72,550         $105,243         $124,282
 Ratio of gross expenses to average
   net assets(1)(2)                            %           0.83%            0.76%            0.70%            0.78%
 Ratio of net expenses to average
   net assets(3)                               %           0.83%            0.76%            0.70%            0.78%
 Ratio of net investment
   income/(loss) to average net
   assets                                      %           0.85%            0.81%            1.19%            1.07%
 Portfolio turnover rate                       %             43%              54%              52%              37%
-------------------------------------------------------------------------------------------------------------------


(1) The expense ratio reflects expenses prior to any expense offset arrangements.

(2) The ratio was    % in 2004, 0.83% in 2003, 0.76% in 2002, 0.70% in 2001, and
    0.78% in 2000 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Growth and Income Fund.

(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  67

CORE EQUITY PORTFOLIO - INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2004             2003             2002             2001            2000
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $                $13.24           $16.26           $19.20          $27.32
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                 0.32             0.05             0.11            0.07
 Net gain/(loss) on securities
   (both realized and unrealized)                             2.74           (3.02)           (2.34)          (1.95)
 Total from investment operations                             3.06           (2.97)           (2.23)          (1.88)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                  (0.02)           (0.05)           (0.12)          (0.07)
 Distributions (from capital gains)                             --               --           (0.59)          (6.17)
 Tax return of capital                                      (0.01)               --               --              --
 Total distributions                                        (0.03)           (0.05)           (0.71)          (6.24)
 NET ASSET VALUE, END OF PERIOD            $                $16.27           $13.24           $16.26          $19.20
 Total return                                   %           23.10%         (18.27)%         (11.75)%         (8.07)%
 Net assets, end of period (in
   thousands)                              $               $10,593           $9,825          $12,634         $15,712
 Average net assets for the period
   (in thousands)                          $                $9,905          $11,550          $13,983         $17,328
 Ratio of gross expenses to average
   net assets(1)(2)                             %            1.25%            1.25%            1.13%           1.25%
 Ratio of net expenses to average
   net assets(3)                                %            1.25%            1.25%            1.12%           1.25%
 Ratio of net investment
   income/(loss) to average net
   assets                                       %            2.00%            0.32%            0.63%           0.36%
 Portfolio turnover rate                        %              82%              97%             114%             95%
--------------------------------------------------------------------------------------------------------------------


(1) The expense ratio reflects expenses prior to any expense offset arrangements.

(2) The ratio was    % in 2004, 2.08% in 2003, 1.87% in 2002, 1.13% in 2001, and
    1.65% in 2000 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Core Equity Fund.

(3) The expense ratio reflects expenses after any expense offset arrangements.

 68  Janus Aspen Series

BALANCED PORTFOLIO - INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------------------------
                                                                        Years ended December 31
                                            2004               2003               2002               2001               2000
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                    $                  $20.59             $22.57             $24.31             $27.91
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                     0.51               0.55               0.65               0.64
 Net gain/(loss) on securities
   (both realized and unrealized)                                 2.36             (2.00)             (1.78)             (1.22)
 Total from investment operations                                 2.87             (1.45)             (1.13)             (0.58)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                      (0.48)             (0.53)             (0.61)             (0.69)
 Distributions (from capital gains)                                 --                 --                 --             (2.31)
 Tax return of capital                                              --                 --                 --             (0.02)
 Total distributions                                            (0.48)             (0.53)             (0.61)             (3.02)
 NET ASSET VALUE, END OF PERIOD              $                  $22.98             $20.59             $22.57             $24.31
 Total return                                     %             14.05%            (6.44)%            (4.66)%            (2.27)%
 Net assets, end of period (in
   thousands)                                $              $3,253,664         $3,141,601         $3,425,664         $3,352,381
 Average net assets for the period
   (in thousands)                            $              $3,183,585         $3,327,140         $3,361,832         $3,020,072
 Ratio of gross expenses to average
   net assets(1)(2)                               %              0.67%              0.67%              0.66%              0.66%
 Ratio of net expenses to average
   net assets(3)                                  %              0.67%              0.67%              0.66%              0.66%
 Ratio of net investment
   income/(loss) to average net
   assets                                         %              2.31%              2.53%              2.89%              3.15%
 Portfolio turnover rate                          %                69%                94%               114%                72%
-------------------------------------------------------------------------------------------------------------------------------


(1) The expense ratio reflects expenses prior to any expense offset arrangements.

(2) The ratio was    % in 2004, 0.67% in 2003, 0.67% in 2002, 0.66% in 2001, and
    0.66% in 2000 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Balanced Fund.

(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  69

WORLDWIDE GROWTH PORTFOLIO - INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------------------------
                                                                        Years ended December 31
                                            2004               2003               2002               2001               2000
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                    $                  $21.05             $28.54             $36.98             $47.75
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                     0.86               0.23               0.24               0.11
 Net gain/(loss) on securities
   (both realized and unrealized)                                 4.16             (7.50)             (8.53)             (7.03)
 Total from investment operations                                 5.02             (7.27)             (8.29)             (6.92)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                      (0.25)             (0.22)             (0.15)             (0.19)
 Distributions (from capital gains)                                 --                 --                 --             (3.52)
 Tax return of capital                                              --(1)              --                 --             (0.14)
 Total distributions                                            (0.25)             (0.22)             (0.15)             (3.85)
 NET ASSET VALUE, END OF PERIOD              $                  $25.82             $21.05             $28.54             $36.98
 Total return                                     %             23.99%           (25.50)%           (22.44)%           (15.67)%
 Net assets, end of period (in
   thousands)                                $              $3,743,762         $3,722,823         $5,707,728         $7,704,163
 Average net assets for the period
   (in thousands)                            $              $3,672,695         $4,703,406         $6,387,010         $8,255,166
 Ratio of gross expenses to average
   net assets(2)(3)                               %              0.71%              0.70%              0.69%              0.69%
 Ratio of net expenses to average
   net assets(4)                                  %              0.71%              0.70%              0.69%              0.69%
 Ratio of net investment
   income/(loss) to average net
   assets                                         %              3.55%              0.88%              0.78%              0.52%
 Portfolio turnover rate                          %               126%                73%                82%                66%
-------------------------------------------------------------------------------------------------------------------------------


(1) Tax return of capital aggregated less than $0.01 on a per share basis for the fiscal period ended December 31, 2003.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.

(3) The ratio was    % in 2004, 0.71% in 2003, 0.70% in 2002, 0.69% in 2001, and
    0.69% in 2000 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Worldwide Fund.

(4) The expense ratio reflects expenses after any expense offset arrangements.

 70  Janus Aspen Series

INTERNATIONAL GROWTH PORTFOLIO - INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------
                                                                    Years ended December 31
                                           2004             2003             2002             2001              2000
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $                $17.30           $23.47           $30.90             $38.67
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                 0.34             0.18             0.26               0.62
 Net gain/(loss) on securities
   (both realized and unrealized)                             5.65           (6.17)           (7.43)             (6.51)
 Total from investment operations                             5.99           (5.99)           (7.17)             (5.89)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                  (0.23)           (0.18)           (0.26)             (0.63)
 Distributions (from capital gains)                             --               --               --             (0.91)
 Tax return of capital                                          --               --               --             (0.34)
 Total distributions                                        (0.23)           (0.18)           (0.26)             (1.88)
 NET ASSET VALUE, END OF PERIOD            $                $23.06           $17.30           $23.47             $30.90
 Total return                                   %           34.91%         (25.58)%         (23.23)%           (15.94)%
 Net assets, end of period (in
   thousands)                              $              $637,918         $598,972         $869,983         $1,158,666
 Average net assets for the period
   (in thousands)                          $              $595,791         $736,907         $962,343         $1,214,163
 Ratio of gross expenses to average
   net assets(1)(2)                             %            0.76%            0.74%            0.71%              0.71%
 Ratio of net expenses to average
   net assets(3)                                %            0.76%            0.74%            0.71%              0.71%
 Ratio of net investment
   income/(loss) to average net
   assets                                       %            1.74%            0.90%            0.95%              1.88%
 Portfolio turnover rate                        %             123%              74%              65%                67%
-----------------------------------------------------------------------------------------------------------------------


(1) The expense ratio reflects expenses prior to any expense offset arrangements.

(2) The ratio was    % in 2004, 0.76% in 2003, 0.74% in 2002, was 0.71% in 2001,
    and 0.71% in 2000 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Overseas Fund.

(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  71

GLOBAL TECHNOLOGY PORTFOLIO - INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------------
                                                             Years or Period ended December 31
                                          2004            2003             2002             2001           2000(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $                $2.31            $3.90            $6.49           $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                             (0.01)             0.02             0.19             0.16
 Net gain/(loss) on securities
   (both realized and unrealized)                           1.09           (1.61)           (2.57)           (3.56)
 Total from investment operations                           1.08           (1.59)           (2.38)           (3.40)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                    --               --           (0.21)           (0.11)
 Distributions (from capital gains)                           --               --               --               --
 Total distributions                                          --               --           (0.21)           (0.11)
 NET ASSET VALUE, END OF PERIOD           $                $3.39            $2.31            $3.90            $6.49
 Total return(2)                               %          46.75%         (40.77)%         (37.07)%         (34.03)%
 Net assets, end of period (in
   thousands)                             $               $5,580           $2,721           $5,643          $34,950
 Average net assets for the period
   (in thousands)                         $               $3,871           $3,974           $9,242          $55,483
 Ratio of gross expenses to average
   net assets(3)(4)(5)                         %           0.85%            0.72%            0.68%            0.69%
 Ratio of net expenses to average
   net assets(3)(6)                            %           0.85%            0.72%            0.67%            0.69%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                   %         (0.22)%          (0.05)%            0.64%            1.64%
 Portfolio turnover rate(3)                    %             46%              70%              91%              34%
-------------------------------------------------------------------------------------------------------------------



(1) Fiscal period January 18, 2000 (inception date) to December 31, 2000.

(2) Total return not annualized for periods of less than one full year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.

(5) The ratio was    % in 2004, 0.85% in 2003, 0.72% in 2002, 0.68% in 2001 and
    0.69% in 2000 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Global Technology Fund.

(6) The expense ratio reflects expenses after any expense offset arrangements.

 72  Janus Aspen Series

GLOBAL LIFE SCIENCES PORTFOLIO - INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------
                                                              Years or Period ended December 31
                                           2004             2003             2002             2001           2000(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $                 $5.49            $7.77            $9.31          $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                 0.02             0.02             0.02            0.05
 Net gain/(loss) on securities
   (both realized and unrealized)                             1.42           (2.30)           (1.55)          (0.72)
 Total from investment operations                             1.44           (2.28)           (1.53)          (0.67)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                      --               --               --          (0.02)
 Distributions (from capital gains)                             --               --               --              --
 Tax return of capital                                          --               --           (0.01)              --
 Total distributions                                            --               --           (0.01)          (0.02)
 NET ASSET VALUE, END OF PERIOD            $                 $6.93            $5.49            $7.77           $9.31
 Total return(2)                                %           26.23%         (29.34)%         (16.43)%         (6.70)%
 Net assets, end of period (in
   thousands)                              $                $3,822           $3,359           $5,972         $10,984
 Average net assets for the period
   (in thousands)                          $                $3,601           $4,432           $6,482          $5,372
 Ratio of gross expenses to average
   net assets(3)(4)(5)                          %            0.97%            0.87%            0.81%           1.03%
 Ratio of net expenses to average
   net assets(3)(6)                             %            0.97%            0.87%            0.81%           1.02%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                    %          (0.34)%          (0.39)%          (0.16)%           0.60%
 Portfolio turnover rate(3)                     %             110%             113%             109%            137%
--------------------------------------------------------------------------------------------------------------------


(1) Fiscal period January 18, 2000 (inception date) to December 31, 2000.
(2) Total return not annualized for periods of less than one full year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.

(5) The ratio was    % in 2004, 0.97% in 2003, 0.87% in 2002, 0.81% in 2001 and
    1.03% in 2000 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Global Life Sciences Fund.

(6) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  73

MID CAP VALUE PORTFOLIO - INSTITUTIONAL SHARES
-------------------------------------------------------------------
                                            Year or Period ended
                                                December 31
                                          2004              2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $                  $10.07
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                  0.03
 Net gain/(loss) on securities
   (both realized and unrealized)                              3.54
 Total from investment operations                              3.57
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                   (0.03)
 Distributions (from capital gains)                              --
 Total distributions                                         (0.03)
 NET ASSET VALUE, END OF PERIOD           $                  $13.61
 Total return(2)                               %             35.41%
 Net assets, end of period (in
   thousands)                             $                  $6,070
 Average net assets for the period
   (in thousands)                         $                  $4,457
 Ratio of gross expenses to average
   net assets(3)(4)(5)                         %              1.25%
 Ratio of net expenses to average
   net assets(3)(5)(6)                         %              1.25%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                   %              0.46%
 Portfolio turnover rate(3)                    %               120%
-------------------------------------------------------------------


(1) May 1, 2003 (inception) to December 31, 2003.
(2) Total return not annualized for periods of less than one full year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.36% before waiver of certain fees incurred by the Portfolio.
(6) The expense ratio reflects expenses after any expense offset arrangements.

 74  Janus Aspen Series

FLEXIBLE BOND PORTFOLIO(1) - INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2004             2003             2002             2001             2000
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $                $12.30           $11.66           $11.46           $11.41
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                 0.63             0.55             0.61             0.72
 Net gain/(loss) on securities
   (both realized and unrealized)                             0.15             0.65             0.26           (0.02)
 Total from investment operations                             0.78             1.20             0.87             0.70
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                  (0.59)           (0.56)           (0.67)           (0.65)
 Distributions (from capital gains)                             --               --               --               --
 Total distributions                                        (0.59)           (0.56)           (0.67)           (0.65)
 NET ASSET VALUE, END OF PERIOD            $                $12.49           $12.30           $11.66           $11.46
 Total return                                   %            6.39%           10.48%            7.74%            6.25%
 Net assets, end of period (in
   thousands)                              $              $576,021         $591,189         $387,509         $242,401
 Average net assets for the period
   (in thousands)                          $              $623,513         $466,274         $317,156         $206,242
 Ratio of gross expenses to average
   net assets(2)(3)                             %            0.64%            0.66%            0.67%            0.76%
 Ratio of net expenses to average
   net assets(4)                                %            0.64%            0.66%            0.67%            0.76%
 Ratio of net investment
   income/(loss) to average net
   assets                                       %            4.51%            5.02%            5.87%            7.02%
 Portfolio turnover rate                        %             154%             229%             308%             202%
---------------------------------------------------------------------------------------------------------------------



(1) Formerly named Flexible Income Portfolio.


(2) The expense ratio reflects expenses prior to any expense offset arrangements.


(3) The ratio was    % in 2004, 0.64% in 2003, 0.66% in 2002, 0.67% in 2001, and
    0.76% in 2000 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Flexible Income Fund.


(4) The expense ratio reflects expenses after any expense offset arrangements.


                                                        Financial highlights  75

MONEY MARKET PORTFOLIO - INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                 Years ended December 31
                                          2004            2003            2002             2001            2000
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $                $1.00           $1.00            $1.00           $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                               0.01            0.02             0.04            0.06
 Net gain/(loss) on securities
   (both realized and unrealized)                             --(1)           --               --              --
 Total from investment operations                           0.01            0.02             0.04            0.06
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                (0.01)          (0.02)           (0.04)          (0.06)
 Distributions (from capital gains)                           --(1)           --               --              --
 Total distributions                                      (0.01)          (0.02)           (0.04)          (0.06)
 NET ASSET VALUE, END OF PERIOD           $                $1.00           $1.00            $1.00           $1.00
 Total return                                  %           0.86%           1.63%            4.22%           6.29%
 Net assets, end of period (in
   thousands)                             $              $20,761         $73,402         $100,231         $70,808
 Average net assets for the period
   (in thousands)                         $              $31,124         $93,310          $96,524         $64,491
 Ratio of gross expenses to average
   net assets(2)                               %           0.50%           0.39%            0.34%           0.36%
 Ratio of net expenses to average
   net assets(3)                               %           0.50%           0.39%            0.34%           0.36%
 Ratio of net investment
   income/(loss) to average net
   assets                                      %           0.87%           1.63%            4.07%           6.13%
-----------------------------------------------------------------------------------------------------------------


(1) Net gain/(loss) on securities (both realized and unrealized) and Distributions (from capital gains) aggregated less than $0.01 on a per share basis for the fiscal year ended.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 76  Janus Aspen Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolios may invest. The Portfolios may invest in these instruments to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.


   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. A Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.


   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB+ or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds" and "junk bonds."


   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

                                                Glossary of investment terms  77

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.


   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolios must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that the Portfolios recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.


   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.



   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.


   STANDBY COMMITMENTS are obligations purchased by a Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

   STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market

 78  Janus Aspen Series
   interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.


   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.


   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES


   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.



   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. A Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.



   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. Government, foreign government, equity or fixed-income securities. A Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.


   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.


   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies. A Portfolio may purchase or write such options individually or in combination.



   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allows investors to gain market exposure to Indian securities without trading directly in the local Indian market.


                                                Glossary of investment terms  79

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

   REPURCHASE AGREEMENTS involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that a Portfolio owns, or a security equivalent in kind or amount to the security sold short that a Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Portfolio borrows and does not own. A Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For naked short sales, a Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Portfolio will realize a short-term capital gain. Although a Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.


   WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.


 80  Janus Aspen Series

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------

   The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital and the subadviser consider security ratings when making investment decisions, they also perform their own investment analysis and do not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
          AA.......................... High quality; very strong capacity to pay principal and interest.
          A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
          BBB-........................ Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

          Non-Investment Grade
          BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                       BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                       outweighed by large uncertainties or major risk exposure to adverse conditions.
          D........................... In default.

                                            Explanation of rating categories  81

MOODY'S INVESTORS
SERVICE, INC.


          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          Aaa......................... Highest quality, smallest degree of investment risk.
          Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
          A........................... Upper to medium-grade obligations; many favorable investment attributes.
          Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

          Non-Investment Grade
          Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
          B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
          Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
          Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
          C........................... Lowest rated; extremely poor prospects of ever attaining investment standing.


   Unrated securities will be treated as non-investment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Split rated securities (securities that receive different ratings from two or more ratings agencies) are considered to be in the lower rated category.

 82  Janus Aspen Series

SECURITIES HOLDINGS BY RATING CATEGORY


   During the year ended December 31, 2004, the percentage of securities holdings for Flexible Bond Portfolio by rating category based upon a weighted monthly average was: [TO BE UPDATED BY AMENDMENT]



          FLEXIBLE BOND PORTFOLIO(1)
          ------------------------------------------------------------------

           BONDS-S&P RATING:
           AAA                                                             %
           AA                                                              %
           A                                                               %
           BBB                                                             %
           BB                                                              %
           B                                                               %
           CCC                                                             %
           CC                                                              %
           C                                                               %
           Not Rated                                                       %
           Preferred Stock                                                 %
           Cash and Options                                                %
           TOTAL                                                           %
          ------------------------------------------------------------------



   (1)  Formerly named Flexible Income Portfolio.




                                            Explanation of rating categories  83

                      This page intentionally left blank.

                     You can request other information,
                     including a Statement of Additional
                     Information, Annual Report or
                     Semiannual Report, free of charge, by
                     contacting your insurance company or
                     plan sponsor or visiting our website
                     at www.janus.com. Additional
                     information about the Portfolios'
                     investments is available in the
                     Portfolios' Annual and Semiannual
                     Reports. In the Portfolios' Annual and
                     Semiannual Reports, you will find a
                     discussion of the market conditions
                     and investment strategies that
                     significantly affected the Portfolios'
                     performance during their last fiscal
                     year. Other information is also
                     available from financial
                     intermediaries that sell Shares of the
                     Portfolios.



                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolios and
                     is incorporated into this Prospectus
                     by reference. You may review and copy
                     information about the Portfolios
                     (including the Portfolios' Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). Information on the
                     operation of the Public Reference Room
                     may also be obtained by calling this
                     number. You may also obtain reports
                     and other information about the
                     Portfolios from the Electronic Data
                     Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's website
                     at http://www.sec.gov.


                                  (JANUS LOGO)

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020


            The Trust's Investment Company Act File No. is 811-7736.

                                       May 1, 2005


                                       GROWTH & CORE

                                        Large Cap Growth Portfolio


                                          (Formerly named Growth Portfolio)



                                        Forty Portfolio


                                          (Formerly named Capital Appreciation
                                          Portfolio)


                                        Mid Cap Growth Portfolio
                                        Growth and Income Portfolio
                                        Core Equity Portfolio
                                        Balanced Portfolio
                                       INTERNATIONAL & GLOBAL
                                        Worldwide Growth Portfolio
                                        International Growth Portfolio
                                        Global Technology Portfolio
                                        Global Life Sciences Portfolio

                                        Foreign Stock Portfolio

                                       VALUE
                                        Mid Cap Value Portfolio

                                        Small Company Value Portfolio

                                       RISK-MANAGED

                                        Risk-Managed Growth Portfolio


                                        Risk-Managed Core Portfolio


                                             BOND


                                        Flexible Bond Portfolio


                                          (Formerly named Flexible Income
                                          Portfolio)


                                       MONEY MARKET


                                        Money Market Portfolio

                               JANUS ASPEN SERIES
                                 SERVICE SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

        This prospectus describes seventeen series (the "Portfolios") with a variety of investment objectives, including growth of capital, capital appreciation, current income and a combination of growth and income. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Portfolio. Risk-Managed Growth Portfolio and Risk-Managed Core Portfolio (together, the "Risk-Managed Portfolios") are subadvised by Enhanced Investment Technologies, LLC ("INTECH"). Mid Cap Value Portfolio is subadvised by Perkins, Wolf, McDonnell and Company, LLC ("Perkins"). Small Company Value Portfolio is subadvised by Bay Isle Financial LLC ("Bay Isle"). Each Portfolio of Janus Aspen Series currently offers one or more classes of shares. The Service Shares (the "Shares") are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

        Janus Aspen Series - Service Shares sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this prospectus. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

        This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolios.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Large Cap Growth Portfolio...............................    2
       Forty Portfolio..........................................    4
       Mid Cap Growth Portfolio.................................    6
       Growth and Income Portfolio..............................    8
       Core Equity Portfolio....................................   10
       Balanced Portfolio.......................................   12
       Worldwide Growth Portfolio...............................   14
       International Growth Portfolio...........................   16
       Global Technology Portfolio..............................   18
       Global Life Sciences Portfolio...........................   21
       Foreign Stock Portfolio..................................   23
       Mid Cap Value Portfolio..................................   25
       Small Company Value Portfolio............................   27
       Risk-Managed Growth Portfolio............................   29
       Risk-Managed Core Portfolio..............................   31
       Flexible Bond Portfolio..................................   33
       Money Market Portfolio...................................   35

    FEES AND EXPENSES...........................................   37

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Portfolios other than Money Market Portfolio.............   40
       Frequently asked questions about principal investment
         strategies.............................................   40
       General portfolio policies of the Portfolios other than
         Money Market Portfolio.................................   45
       Risks common to all Non-Money Market Portfolios..........   48
       Frequently asked questions about certain risks of
         Non-Money Market Portfolios............................   48
       Money Market Portfolio...................................   52

    MANAGEMENT OF THE PORTFOLIOS
       Investment adviser.......................................   55
       Management expenses......................................   56
       Subadvisers..............................................   57
       Investment personnel.....................................   58

    OTHER INFORMATION...........................................   66

    DISTRIBUTIONS AND TAXES.....................................   69

    SHAREHOLDER'S GUIDE
       Pricing of portfolio shares..............................   71
       Purchases................................................   72
       Redemptions..............................................   72
       Excessive trading........................................   73
       Shareholder communications...............................   75

    FINANCIAL HIGHLIGHTS........................................   76

    GLOSSARY OF INVESTMENT TERMS................................   93

    EXPLANATION OF RATING CATEGORIES............................   97


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


LARGE CAP GROWTH PORTFOLIO



   Large Cap Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.



   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Portfolio invests, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000 Index at the time of purchase.



   For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2  Janus Aspen Series

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not available for direct investment. [TO BE UPDATED BY AMENDMENT]



   LARGE CAP GROWTH PORTFOLIO(1) - SERVICE SHARES



      Annual returns for periods ended 12/31
             29.96%  18.14%  22.49%  35.59%  43.01%  (14.75)%  (24.90)%  (26.72)%  31.49%
              1995    1996    1997    1998    1999     2000      2001      2002     2003    2004

      Best Quarter:       Worst Quarter:



                                                             Average annual total return for periods ended 12/31/04
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (9/13/93)
          Large Cap Growth Portfolio(1) - Service Shares                %          %          %              %
          Russell 1000(R) Growth Index(2)                               %          %          %              %
            (reflects no deduction for fees or expenses)
          S&P 500(R) Index(3)                                           %          %          %              %
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------



   (1) Formerly named Growth Portfolio.


   (2) Effective May 1, 2005, the Portfolio changed its primary benchmark from the S&P 500(R) Index to the Russell 1000(R) Growth Index. The new primary benchmark will provide a more appropriate comparison to the Portfolio's investment style. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Portfolio will retain the S&P 500(R) Index as a secondary index.


   (3) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.




   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  3

FORTY PORTFOLIO



   Forty Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   FORTY PORTFOLIO seeks long-term growth of capital.


   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.


MAIN INVESTMENT STRATEGIES



   The Portfolio pursues its objective by investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


   The Portfolio is classified as nondiversified. This means it may hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 4  Janus Aspen Series

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not available for direct investment. [TO BE UPDATED BY AMENDMENT]



   FORTY PORTFOLIO(1) - SERVICE SHARES



      Annual returns for periods ended 12/31
             57.91%  64.60%  (18.37)%  (21.83)%  (15.93)%  20.23%
              1998    1999     2000      2001      2002     2003    2004

      Best Quarter:       Worst Quarter:



                                                       Average annual total return for periods ended 12/31/04
                                                       ------------------------------------------------------
                                                                                              Since Inception
                                                                        1 year     5 years       (5/1/97)
          Forty Portfolio(1) - Service Shares                                %          %             %
          Russell 1000(R) Growth Index(2)                                    %          %             %
            (reflects no deduction for fees or expenses)
          S&P 500(R) Index(3)                                                %          %             %
            (reflects no deduction for fees or expenses)
                                                                       --------------------------------------



   (1) Formerly named Capital Appreciation Portfolio.


   (2) Effective May 1, 2005, the Portfolio changed its primary benchmark from the S&P 500(R) Index to the Russell 1000(R) Growth Index. The new primary benchmark will provide a more appropriate comparison to the Portfolio's investment style. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Portfolio will retain the S&P 500(R) Index as a secondary index.


   (3) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.




   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  5

MID CAP GROWTH PORTFOLIO


   Mid Cap Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   MID CAP GROWTH PORTFOLIO seeks long-term growth of capital.


   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Portfolio pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap(R) Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of
   December 31, 2004, they ranged from approximately $ to $     . [TO BE UPDATED
   BY AMENDMENT]



   For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


   The Portfolio's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Portfolio's investments may often be focused in a small number of business sectors, which may pose greater market and liquidity risks.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 6  Janus Aspen Series

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not available for direct investment. [TO BE UPDATED BY AMENDMENT]


   MID CAP GROWTH PORTFOLIO - SERVICE SHARES


      Annual returns for periods ended 12/31
             27.38%  7.72%  12.53%  34.19%  123.16%  (31.78)%  (39.59)%  (28.12)%  34.76%
              1995   1996    1997    1998    1999      2000      2001      2002     2003    2004

      Best Quarter:       Worst Quarter:



                                                             Average annual total return for periods ended 12/31/04
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (9/13/93)
          Mid Cap Growth Portfolio - Service Shares                     %          %          %              %
          Russell Midcap(R) Growth Index(1)                             %          %          %              %
            (reflects no deduction for fees or expenses)
          S&P MidCap 400 Index(2)                                       %          %          %              %
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------



   (1) The Russell Midcap(R) Growth Index consists of stocks from the Russell Midcap(R) Index with a greater-than-average growth orientation. The Russell Midcap(R) Index consists of the smallest 800 companies in the Russell 1000(R) Index, as ranked by total market capitalization.




   (2) The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  7

GROWTH AND INCOME PORTFOLIO


   Growth and Income Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Portfolio may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   GROWTH AND INCOME PORTFOLIO seeks long-term capital growth and current income.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.


MAIN INVESTMENT STRATEGIES



   The Portfolio pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. Because of this investment strategy, the Portfolio is not designed for investors who need consistent income.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.





   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.



   The income component of the Portfolio's holdings may include fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.


   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 8  Janus Aspen Series

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not available for direct investment. [TO BE UPDATED BY AMENDMENT]


   GROWTH AND INCOME PORTFOLIO - SERVICE SHARES


      Annual returns for periods ended 12/31
             73.09%  (14.31)%  (13.58)%  (21.77)%  23.60%
              1999     2000      2001      2002     2003    2004

      Best Quarter:       Worst Quarter:



                                                      Average annual total return for period ended 12/31/04
                                                      -----------------------------------------------------
                                                                                            Since Inception
                                                                       1 year    5 years       (5/1/98)
          Growth and Income Portfolio - Service Shares                      %          %             %
          S&P 500(R) Index(1)                                               %          %             %
            (reflects no deduction for fees or expenses)
          Russell 1000(R) Growth Index(2)                                   %          %             %
            (reflects no deduction for fees or expenses)
                                                                       ------------------------------------



   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


   (2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  9

CORE EQUITY PORTFOLIO


   Core Equity Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   CORE EQUITY PORTFOLIO seeks long-term growth of capital.


   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Portfolio pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities selected for their growth potential. Eligible equity securities include:


     - domestic and foreign common stocks;
     - preferred stocks;
     - securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds and debentures; and
     - other securities with equity characteristics.

   The Portfolio may invest in companies of any size.


   For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 10  Janus Aspen Series

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not available for direct investment. [TO BE UPDATED BY AMENDMENT]


   CORE EQUITY PORTFOLIO - SERVICE SHARES


      Annual returns for periods ended 12/31
             45.99%  40.39%  (8.24)%  (12.04)%  (18.45)%  25.08%
              1998    1999    2000      2001      2002     2003    2004

      Best Quarter:              Worst Quarter:



                                                     Average annual total return for periods ended 12/31/04
                                                     ------------------------------------------------------
                                                                                            Since Inception
                                                                       1 year    5 years       (5/1/97)
          Core Equity Portfolio - Service Shares                            %          %             %
          S&P 500(R) Index(1)                                               %          %             %
            (reflects no deduction for fees or expenses)
                                                                       ------------------------------------



   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  11

BALANCED PORTFOLIO


   Balanced Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Portfolio may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.


MAIN INVESTMENT STRATEGIES



   The Portfolio pursues its objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.





   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.





MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.



   The income component of the Portfolio's holdings includes fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.


   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 12  Janus Aspen Series

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not available for direct investment. [TO BE UPDATED BY AMENDMENT]


   BALANCED PORTFOLIO - SERVICE SHARES


      Annual returns for periods ended 12/31
             24.79%  16.18%  21.96%  34.03%  26.03%  (1.37)%  (4.90)%  (6.67)%  13.72%
              1995    1996    1997    1998    1999    2000     2001     2002     2003    2004

      Best Quarter:              Worst Quarter:



                                                             Average annual total return for periods ended 12/31/04
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (9/13/93)
          Balanced Portfolio - Service Shares                           %          %          %              %
          S&P 500(R) Index(1)                                           %          %          %              %
            (reflects no deduction for fees or expenses)
          Lehman Brothers Government/Credit Index(2)                    %          %          %              %
            (reflects no deduction for fees or expenses)
          Balanced Index(3)                                             %          %          %              %
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------



   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


   (2) The Lehman Brothers Government/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.


   (3) The Balanced Index is a hypothetical combination of unmanaged indices. This index combines the total returns from the S&P 500(R) Index (55%) and the Lehman Brothers Government/Credit Index (45%).




   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  13

WORLDWIDE GROWTH PORTFOLIO


   Worldwide Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.


MAIN INVESTMENT STRATEGIES



   The Portfolio pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may, under unusual circumstances, invest in fewer than five countries or even a single country. The Portfolio may have significant exposure to emerging markets.





   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.





MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


   The Portfolio may have significant exposure to foreign markets, including emerging markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 14  Janus Aspen Series

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not available for direct investment. [TO BE UPDATED BY AMENDMENT]


   WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES


      Annual returns for periods ended 12/31
             27.29%  28.80%  21.91%  28.71%  63.49%  (15.99)%  (22.62)%  (25.71)%  23.68%
              1995    1996    1997    1998    1999     2000      2001      2002     2003    2004

      Best Quarter:              Worst Quarter:



                                                             Average annual total return for periods ended 12/31/04
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (9/13/93)
          Worldwide Growth Portfolio - Service Shares                   %          %         %               %
          Morgan Stanley Capital International World Index(SM)(1)       %          %         %               %
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------



   (1) The Morgan Stanley Capital International World Index(SM) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific Region.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  15

INTERNATIONAL GROWTH PORTFOLIO


   International Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital.


   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in fewer than five countries or even a single country. The Portfolio may have significant exposure to emerging markets.



   For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.





   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.





MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


   The Portfolio may have significant exposure to foreign markets, including emerging markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 16  Janus Aspen Series

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not available for direct investment. [TO BE UPDATED BY AMENDMENT]


   INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES


      Annual returns for periods ended 12/31
             23.15%  34.71%  18.36%  16.88%  79.52%  (16.14)%  (23.43)%  (25.76)%  34.53%
              1995    1996    1997    1998    1999     2000      2001      2002     2003    2004

      Best Quarter:              Worst Quarter:



                                                             Average annual total return for periods ended 12/31/04
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (5/2/94)
          International Growth Portfolio - Service Shares               %          %          %              %
          Morgan Stanley Capital International EAFE(R) Index(1)         %          %          %              %
            (reflects no deduction for fees or expenses)
          Morgan Stanley Capital International EAFE(R) Growth
            Index(2)                                                    %          %          %              %
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------



   (1) The Morgan Stanley Capital International EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in Europe, Australasia and the Far East.


   (2) The Morgan Stanley Capital International ("MSCI") EAFE(R) Growth Index is a subset of the MSCI EAFE(R) Index and contains constituents of the MSCI EAFE(R) Index which are categorized as growth securities. The MSCI EAFE(R) Index (Europe, Australasia and the Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  17

GLOBAL TECHNOLOGY PORTFOLIO


   Global Technology Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   GLOBAL TECHNOLOGY PORTFOLIO seeks long-term growth of capital.


   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:


   a. companies that the portfolio manager believes have or will develop products, processes or services that will provide significant technological advancements or improvements; and

   b. companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.


   It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from at least five different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in fewer than five countries or even a single country. The Portfolio may have significant exposure to emerging markets.



   For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


 18  Janus Aspen Series

   The Portfolio is classified as nondiversified. This means it may hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return.

   The Portfolio may have significant exposure to foreign markets, including emerging markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   Although the Portfolio does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Portfolio's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Portfolio's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                         Risk/return summary  19

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not available for direct investment. [TO BE UPDATED BY AMENDMENT]


   GLOBAL TECHNOLOGY PORTFOLIO - SERVICE SHARES


      Annual returns for periods ended 12/31
                                 (37.31)%  (40.93)%  46.47%
                                   2001      2002     2003    2004

      Best Quarter:          %    Worst Quarter:



                                          Average annual total return for periods ended 12/31/04
                                          ------------------------------------------------------
                                                                                 Since Inception
                                                                       1 year       (1/18/00)
          Global Technology Portfolio - Service Shares                      %              %
          S&P 500(R) Index(1)                                               %              %
            (reflects no deduction for fees or expenses)
          Morgan Stanley Capital International World Information
            Technology Index(2)
            (reflects no deduction for fees or expenses)
                                                                       -------------------------



   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


   (2) The Morgan Stanley Capital International World Information Technology Index is a capitalization weighted index that monitors the performance of information technology stocks from developed market countries in North America, Europe and the Asia/Pacific Region.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 20  Janus Aspen Series

GLOBAL LIFE SCIENCES PORTFOLIO


   Global Life Sciences Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   GLOBAL LIFE SCIENCES PORTFOLIO seeks long-term growth of capital.


   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



   Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.



MAIN INVESTMENT STRATEGIES



   The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes have a life science orientation. Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production or distribution of products or services related to health and personal care, medicine or pharmaceuticals. The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from at least five different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in fewer than five countries or even a single country. As a fundamental policy, the Portfolio normally invests at least 25% of its total assets in the "life sciences" sector, which may include companies in the following industries: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology. The Portfolio may have significant exposure to emerging markets.



   For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


   The Portfolio may have significant exposure to foreign markets, including emerging markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic

                                                         Risk/return summary  21
   conditions in a particular country. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   The Portfolio concentrates its investments in related industry groups. Because of this, companies in its portfolio may share common characteristics and react similarly to market developments. For example, many companies with a life science orientation are highly regulated and may be dependent upon certain types of technology. As a result, changes in government funding or subsidies, new or anticipated legislative changes, or technological advances could affect the value of such companies and, therefore, the Portfolio's NAV. The Portfolio's returns may be more volatile than those of a less concentrated portfolio.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not available for direct investment. [TO BE UPDATED BY AMENDMENT]


   GLOBAL LIFE SCIENCES PORTFOLIO - SERVICE SHARES


      Annual returns for periods ended 12/31
                                 (16.76)%  (29.55)%  26.19%
                                   2001      2002     2003    2004

      Best Quarter:       Worst Quarter:



                                            Average annual total return for periods ended 12/31/04
                                            ------------------------------------------------------
                                                                                   Since Inception
                                                                        1 year        (1/18/00)
          Global Life Sciences Portfolio - Service Shares                     %               %
          S&P 500(R) Index(1)                                                 %               %
            (reflects no deduction for fees or expenses)
          Morgan Stanley Capital International World Health Care
            Index(2)                                                          %               %
            (reflects no deduction for fees or expenses)
                                                                       ---------------------------



   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


   (2) The Morgan Stanley Capital International World Health Care Index is a capitalization weighted index that monitors the performance of health care stocks from developed market countries in North America, Europe and the Asia/Pacific Region.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 22  Janus Aspen Series

FOREIGN STOCK PORTFOLIO


   Foreign Stock Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   FOREIGN STOCK PORTFOLIO seeks long-term growth of capital.


   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Portfolio pursues its objective by investing, under normal circumstances, at least 80% of its net assets in stocks of issuers located in at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country. The Portfolio emphasizes investments in companies the portfolio manager believes are undervalued relative to their intrinsic worth. The Portfolio may have significant exposure to emerging markets.


   The portfolio manager emphasizes investments in companies with an attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.


   For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases or if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


   The Portfolio is classified as nondiversified. This means it may hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return.

                                                         Risk/return summary  23

   The Portfolio may have significant exposure to foreign markets, including emerging markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not available for direct investment. [TO BE UPDATED BY AMENDMENT]



   FOREIGN STOCK PORTFOLIO - SERVICE SHARES



      Annual returns for periods ended 12/31
                                 (13.37)%  33.39%
                                   2002     2003    2004

      Best Quarter:              Worst Quarter:



                                          Average annual total return for periods ended 12/31/04
                                          ------------------------------------------------------
                                                                                 Since Inception
                                                                       1 year       (5/1/01)
          Foreign Stock Portfolio - Service Shares                          %              %
          Morgan Stanley Capital International EAFE(R) Index(1)             %              %
            (reflects no deduction for fees or expenses)
                                                                       -------------------------






   (1) The Morgan Stanley Capital International EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in Europe, Australasia and the Far East.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 24  Janus Aspen Series

MID CAP VALUE PORTFOLIO


   Mid Cap Value Portfolio (the "Portfolio") is designed for long-term investors who primarily seek capital appreciation and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   MID CAP VALUE PORTFOLIO seeks capital appreciation.


   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Portfolio pursues its objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of December 31, 2004, they ranged from
   approximately $     to $     . [TO BE UPDATED BY AMENDMENT]



   For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.


   The Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Portfolio also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The Portfolio's portfolio managers generally look for companies with:

   - a low price relative to their assets, earnings, cash flow or business franchise

   - products and services that give them a competitive advantage

   - quality balance sheets and strong management


   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.







MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases or if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


   The Portfolio's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial

                                                         Risk/return summary  25
   resources, less depth in management or a limited trading market for their stocks. The Portfolio's investments may often be focused in a small number of business sectors, which may pose greater market and liquidity risks.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not available for direct investment. [TO BE UPDATED BY AMENDMENT]


   MID CAP VALUE PORTFOLIO - SERVICE SHARES


      Annual returns for periods ended 12/31
                                           36.24%
                                            2003    2004

      Best Quarter:              Worst Quarter:



                                          Average annual total return for periods ended 12/31/04
                                          ------------------------------------------------------
                                                                                 Since Inception
                                                                       1 year      (12/31/02)
          Mid Cap Value Portfolio - Service Shares                          %             %
          Russell Midcap(R) Value Index(1)                                  %             %
            (reflects no deduction for fees or expenses)
                                                                       -------------------------



   (1) The Russell Midcap(R) Value Index is an unmanaged index, with dividends reinvested, that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 26  Janus Aspen Series

SMALL COMPANY VALUE PORTFOLIO


   Small Company Value Portfolio (the "Portfolio") is designed for long-term investors who primarily seek capital appreciation and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   SMALL COMPANY VALUE PORTFOLIO seeks capital appreciation.


   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Portfolio pursues its objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but
   as of December 31, 2004, they ranged from approximately $ to $       . [TO BE
   UPDATED BY AMENDMENT]



   For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.


   The Portfolio uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Portfolio. The Portfolio's portfolio managers generally look for companies:

   - that have reasonably solid fundamentals

   - whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flows or franchise values.


   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.





MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases or if the portfolio managers' belief about a company's intrinsic worth is incorrect. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


   The Portfolio's share price may fluctuate more than that of funds primarily invested in large or mid-sized companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                         Risk/return summary  27

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not available for direct investment. [TO BE UPDATED BY AMENDMENT]



   SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES



      Annual returns for periods ended 12/31
                                                         43.15%
                                                          2003          2004

      Best Quarter:                       Worst Quarter:



                                          Average annual total return for periods ended 12/31/04
                                          ------------------------------------------------------
                                                                                 Since Inception
                                                                       1 year      (12/31/02)
          Small Company Value Portfolio - Service Shares                    %             %
          Russell 2000(R) Value Index(1)                                    %             %
            (reflects no deduction for fees or expenses)
                                                                       -------------------------






   (1) The Russell 2000(R) Value Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell 2000 companies with lower price-to-book and price-to-earnings ratios. It is a generally recognized indicator used to measure overall small company value-stock performance.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 28  Janus Aspen Series

RISK-MANAGED GROWTH PORTFOLIO


   Risk-Managed Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   RISK-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.


MAIN INVESTMENT STRATEGIES



   The Portfolio pursues its objective by investing primarily in common stocks of large-sized companies. The Portfolio invests primarily in stocks selected for their growth potential and seeks to control risks by selecting stocks only from the universe of the Portfolio's benchmark, which is the Russell 1000(R) Growth Index, among other risk control techniques.



   The Portfolio pursues its objective by applying a mathematical process to construct an investment portfolio from the universe of common stocks within its benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing a portfolio in this manner and continually rebalancing that portfolio to maintain "efficient" weightings, INTECH's mathematical process seeks to create a portfolio that produces returns in excess of its benchmark with an equal or lesser amount of risk.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.





MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.



   The proprietary mathematical process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" or index fund strategy. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction as the benchmark does not result in selecting stocks with continuing volatility or the same tendency to move in the same or opposite direction as the benchmark, as anticipated, the Portfolio may not outperform the benchmark index.


   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                         Risk/return summary  29

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the Portfolio's performance during its first full calendar year of operations, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the period indicated to a broad-based securities market index. The index is not available for direct investment. [TO BE UPDATED BY AMENDMENT]





   RISK-MANAGED GROWTH PORTFOLIO - SERVICE SHARES



      Annual returns for periods ended 12/31
                                                       2004

      Best Quarter:       Worst Quarter:



                                          Average annual total return for periods ended 12/31/04
                                          ------------------------------------------------------
                                                                                 Since Inception
                                                                       1 year       (1/2/03)
          Risk-Managed Growth Portfolio - Service Shares                   %             %
          Russell 1000(R) Growth Index(1)                                  %             %
            (reflects no deduction for fees or expenses)
                                                                       -------------------------



   (1) The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.



   The Portfolio's past performance does not necessarily indicate how it will perform in the future.


 30  Janus Aspen Series

RISK-MANAGED CORE PORTFOLIO


   Risk-Managed Core Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   RISK-MANAGED CORE PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.


MAIN INVESTMENT STRATEGIES



   The Portfolio pursues its objective by investing primarily in common stocks of large-sized companies. The Portfolio invests primarily in stocks selected for their growth potential and seeks to control risks by selecting stocks only from the universe of the Portfolio's benchmark, which is the S&P 500(R) Index, among other risk control techniques.



   The Portfolio pursues its objective by applying a mathematical process to construct an investment portfolio from the universe of common stocks within its benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing a portfolio in this manner and continually rebalancing that portfolio to maintain "efficient" weightings, INTECH's mathematical process seeks to create a portfolio that produces returns in excess of its benchmark with an equal or lesser amount of risk.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.



   The proprietary mathematical process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" or index fund strategy. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction as the benchmark does not result in selecting stocks with continuing volatility or the same tendency to move in the same or opposite direction as the benchmark, as anticipated, the Portfolio may not outperform the benchmark index.


   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                         Risk/return summary  31

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the Portfolio's performance during its first full calendar year of operations, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the period indicated to a broad-based securities market index. The index is not available for direct investment. [TO BE UPDATED BY AMENDMENT]



   RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES



      Annual returns for periods ended 12/31
                                                       2004

      Best Quarter:       Worst Quarter:



                                          Average annual total return for periods ended 12/31/04
                                          ------------------------------------------------------
                                                                                 Since Inception
                                                                       1 year       (1/2/03)
          Risk-Managed Core Portfolio - Service Shares                      %             %
          S&P 500(R) Index(1)                                               %             %
            (reflects no deduction for fees or expenses)
                                                                       -------------------------



   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.



   The Portfolio's past performance does not necessarily indicate how it will perform in the future.


 32  Janus Aspen Series

FLEXIBLE BOND PORTFOLIO



   Flexible Bond Portfolio (the "Portfolio") is designed for long-term investors who primarily seek total return.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   FLEXIBLE BOND PORTFOLIO seeks to obtain maximum total return, consistent with preservation of capital.



   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Portfolio pursues its objective by investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.



   For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.



   In addition to considering economic factors such as the effect of interest rates on the Portfolio's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the portfolio manager looks at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   As a fundamental policy, the Portfolio will invest at least 80% of its total assets in income-producing securities, but, as noted above, will also follow the more restrictive non-fundamental policy of investing at least 80% of its net assets in bonds. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign debt and equity securities.



MAIN INVESTMENT RISKS


   Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio's returns and yields will vary, and you could lose money.


   The Portfolio invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's net asset value ("NAV") will likewise decrease. Another fundamental risk associated with the Portfolio is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.


   The Portfolio will limit its investments in high-yield/high-risk bonds, also known as "junk" bonds, to 35% or less of its net assets. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Portfolio may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

                                                         Risk/return summary  33

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in Flexible Bond Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses on (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not available for direct investment. [TO BE UPDATED BY AMENDMENT]



   FLEXIBLE BOND PORTFOLIO(1) - SERVICE SHARES



      Annual returns for periods ended 12/31
             23.86%  9.03%  11.52%  8.85%  1.30%  6.00%  7.49%  10.16%  6.17%
              1995   1996    1997   1998   1999   2000   2001    2002   2003    2004

      Best Quarter:                       Worst Quarter:



                                                               Average annual total return for periods ended 12/31/04
                                                               ------------------------------------------------------
                                                                                                      Since Inception
                                                                     1 year    5 years    10 years       (9/13/93)
          Flexible Bond Portfolio(1) - Service Shares                    %          %          %               %
          Lehman Brothers Aggregate Bond Index(2)                        %          %          %               %
            (reflects no deduction for fees or expenses)
          Lehman Brothers Government/Credit Index(3)                     %          %          %               %
            (reflects no deduction for fees or expenses)
                                                                     ------------------------------------------------



   (1) Formerly named Flexible Income Portfolio.


   (2) Effective May 1, 2005, the Portfolio changed its primary benchmark from the Lehman Brothers Government/Credit Index to the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a broader representation of the fixed-income market. The new primary benchmark will provide a more appropriate comparison to the Portfolio's investment style. The Lehman Brothers Aggregate Bond Index is made up of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have a least one year to maturity, and have an outstanding par value of at least $100 million. The Portfolio will retain the Lehman Brothers Government/Credit Index as a secondary index.


   (3) The Lehman Brothers Government/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 34  Janus Aspen Series

MONEY MARKET PORTFOLIO


   Money Market Portfolio (the "Portfolio") is designed for investors who seek current income.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   MONEY MARKET PORTFOLIO seeks maximum current income to the extent consistent with stability of capital.


   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.


MAIN INVESTMENT STRATEGIES





   Money Market Portfolio pursues its objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.


   The Portfolio will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital

   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act)

   - maintain a dollar-weighted average portfolio maturity of 90 days or less


MAIN INVESTMENT RISKS


   The Portfolio's yields will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Portfolio's yield may be eroded by inflation. Although Money Market Portfolio invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations.

   An investment in Money Market Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

                                                         Risk/return summary  35

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in Money Market Portfolio by showing how the performance of Money Market Portfolio has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. [TO BE UPDATED BY AMENDMENT]


   MONEY MARKET PORTFOLIO - SERVICE SHARES


      Annual returns for periods ended 12/31
             4.88%  5.00%  5.03%  4.79%  6.03%  3.97%  1.36%  0.59%
             1996   1997   1998   1999   2000   2001   2002   2003    2004

      Best Quarter:                       Worst Quarter:



   The 7-day yield for the Portfolio's Shares on December 31, 2004 was      %.
   For the Portfolio's current yield, call the Janus XpressLine(TM) at 1-888-979-7737. [TO BE UPDATED BY AMENDMENT]


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 36  Janus Aspen Series

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of the Portfolios. All of the fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the Portfolios' management fees, where applicable, effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Portfolios are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolios. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.


   ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                         Risk/return summary  37

   This table and the examples are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW. [TO BE UPDATED BY AMENDMENT]



                                 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)
                                                    Distribution              Total Annual Fund              Net Annual Fund
                                       Management     (12b-1)       Other         Operating       Expense       Operating
                                          Fees        Fees(1)      Expenses      Expenses(2)      Waivers      Expenses(2)
    GROWTH & CORE
      Large Cap Growth Portfolio(3)      0.64%         0.25%         0.02%          0.91%            N/A         0.91%
      Forty Portfolio(4)                 0.64%         0.25%         0.02%          0.91%            N/A         0.91%
      Mid Cap Growth Portfolio           0.64%         0.25%         0.01%          0.90%            N/A         0.90%
      Growth and Income Portfolio        0.62%         0.25%         0.13%          1.00%            N/A         1.00%
      Core Equity Portfolio              0.60%         0.25%         0.88%          1.73%          0.28%         1.45%
      Balanced Portfolio                 0.55%         0.25%         0.01%          0.81%            N/A         0.81%
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio         0.60%         0.25%         0.03%          0.88%            N/A         0.88%
      International Growth Portfolio     0.64%         0.25%         0.04%          0.93%            N/A         0.93%
      Global Technology Portfolio        0.64%         0.25%         0.07%          0.96%             --         0.96%
      Global Life Sciences Portfolio     0.64%         0.25%         0.25%          1.14%             --         1.14%
      Foreign Stock Portfolio            0.64%         0.25%         0.57%          1.46%          0.01%         1.45%
    VALUE
      Mid Cap Value Portfolio            0.64%         0.25%         0.47%(5)       1.36%             --         1.36%
      Small Company Value Portfolio      0.74%         0.25%         3.50%(5)       4.49%          2.89%         1.60%
    RISK-MANAGED
      Risk-Managed Growth Portfolio      0.50%         0.25%         0.91%(5)       1.66%          0.31%         1.35%
      Risk-Managed Core Portfolio        0.50%         0.25%         0.62%(5)       1.37%          0.02%         1.35%
    BOND
      Flexible Bond Portfolio(6)         0.50%         0.25%         0.03%          0.78%             --         0.78%
    MONEY MARKET
      Money Market Portfolio             0.25%         0.25%         0.74%          1.24%          0.49%         0.75%



   (1) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


   (2) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive certain Portfolios' total operating expenses (excluding the distribution and shareholder servicing fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain levels until at least May 1, 2006. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.




   (3) Formerly named Growth Portfolio.


   (4) Formerly named Capital Appreciation Portfolio.


   (5) Included in Other Expenses is a service fee of 0.10% of the average daily net assets to compensate Janus Services for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels.


   (6) Formerly named Flexible Income Portfolio.


 38  Janus Aspen Series

   EXAMPLES:

   THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The examples assume that your investment has a 5% return each year, and that the Portfolios' operating expenses before waivers remain the same. The examples also assume that you invest $10,000 in each of the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [TO BE UPDATED BY AMENDMENT]



                                                                 1 Year     3 Years    5 Years    10 Years
                                                                 -----------------------------------------
    GROWTH & CORE
      Large Cap Growth Portfolio(1)                               $ 93      $  290     $  504      $1,120
      Forty Portfolio(2)                                          $ 93      $  290     $  504      $1,120
      Mid Cap Growth Portfolio                                    $ 92      $  287     $  498      $1,108
      Growth and Income Portfolio                                 $102      $  318     $  552      $1,225
      Core Equity Portfolio                                       $176      $  545     $  939      $2,041
      Balanced Portfolio                                          $ 83      $  259     $  450      $1,002
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio                                  $ 90      $  281     $  488      $1,084
      International Growth Portfolio                              $ 95      $  296     $  515      $1,143
      Global Technology Portfolio                                 $ 98      $  306     $  531      $1,178
      Global Life Sciences Portfolio                              $116      $  362     $  628      $1,386
      Foreign Stock Portfolio                                     $149      $  462     $  797      $1,746
    VALUE
      Mid Cap Value Portfolio                                     $138      $  431     $  745      $1,635
      Small Company Value Portfolio                               $450      $1,357     $2,274      $4,606
    RISK-MANAGED
      Risk-Managed Growth Portfolio                               $169      $  523     $  902      $1,965
      Risk-Managed Core Portfolio                                 $139      $  434     $  750      $1,646
    BOND
      Flexible Bond Portfolio(3)                                  $ 80      $  249     $  433      $  966
    MONEY MARKET
      Money Market Portfolio                                      $126      $  393     $  681      $1,500






   (1) Formerly named Growth Portfolio.


   (2) Formerly named Capital Appreciation Portfolio.


   (3) Formerly named Flexible Income Portfolio.


                                                         Risk/return summary  39

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

--------------------------------------------------------------------------------

   Certain Portfolios have a similar investment objective and similar principal investment strategies to a Janus retail fund:


    GROWTH & CORE
      Large Cap Growth Portfolio                                                 Janus Fund
      Forty Portfolio                                                     Janus Twenty Fund
      Mid Cap Growth Portfolio                                        Janus Enterprise Fund
      Growth and Income Portfolio                              Janus Growth and Income Fund
      Core Equity Portfolio                                          Janus Core Equity Fund
      Balanced Portfolio                                                Janus Balanced Fund
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio                                       Janus Worldwide Fund
      International Growth Portfolio                                    Janus Overseas Fund
      Global Technology Portfolio                              Janus Global Technology Fund
      Global Life Sciences Portfolio                        Janus Global Life Sciences Fund
    VALUE
      Mid Cap Value Portfolio                                      Janus Mid Cap Value Fund
    BOND
      Flexible Bond Portfolio                                    Janus Flexible Income Fund
    MONEY MARKET
      Money Market Portfolio                                        Janus Money Market Fund


   Although it is anticipated that each Portfolio and its corresponding retail fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of each Portfolio and its corresponding retail fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses. Foreign Stock Portfolio, Small Company Value Portfolio, Risk-Managed Growth Portfolio and Risk-Managed Core Portfolio do not have a corresponding Janus retail fund. Mid Cap Growth Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies. Janus Enterprise Fund invests, under normal circumstances, at least 50% of its equity assets in medium-sized companies.


PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO



   This section takes a closer look at the Portfolios' principal investment strategies and certain risks of investing in the Portfolios. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, nonfundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.


   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.


FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES





   The following questions and answers are designed to help you better understand the Portfolios' principal investment strategies.


1. HOW ARE COMMON STOCKS SELECTED FOR THE PORTFOLIOS MANAGED BY JANUS?


   Unless its investment objective or policies prescribe otherwise, each of the Portfolios, with the exception of Flexible Bond Portfolio, may invest substantially all of its assets in common stocks if its portfolio manager believes that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a


 40  Janus Aspen Series
   time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Portfolios may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Portfolios may also sell a holding to meet redemptions.



   Growth and Income Portfolio and Balanced Portfolio may each emphasize varying degrees of income. Realization of income is not a significant consideration when choosing investments for the other Portfolios, and income realized on such Portfolios' investments may be incidental to their objectives. In the case of Growth and Income Portfolio and Balanced Portfolio, a portfolio manager may consider dividend-paying characteristics to a greater degree in selecting common stocks.



   Foreign Stock Portfolio emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.


2. HOW ARE COMMON STOCKS SELECTED BY INTECH FOR THE RISK-MANAGED PORTFOLIOS?

   INTECH applies a mathematical portfolio management process to construct an investment portfolio for each Risk-Managed Portfolio. INTECH developed the formulas underlying this mathematical process.

   The mathematical process is designed to take advantage of market volatility (variation in stock prices), rather than using research or market/economic trends to predict the future returns of stocks. The process seeks to generate a return in excess of each Portfolio's benchmark over the long term, while controlling the risk relative to the benchmark. The mathematical process involves:

   - selecting stocks primarily from stocks within a Portfolio's benchmark;

   - periodically determining an optimal weighting of these stocks and rebalancing to the optimal weighting; and

   - monitoring the total risk and volatility of a Portfolio's holdings with respect to the benchmark index.


   INTECH seeks to outperform each Portfolio's benchmark index through its mathematical process. INTECH seeks to identify stocks for each Portfolio in a manner that does not increase the overall portfolio volatility above that of the benchmark index. More volatile stocks may tend to reside on the smaller cap end of the benchmark index. INTECH employs risk controls designed to minimize the risk of significant underperformance relative to the benchmark index. However, the proprietary mathematical process used by INTECH may not achieve the desired results.



   The Portfolios may use exchange traded funds, as well as futures, options and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.


3. HOW ARE COMMON STOCKS SELECTED BY PERKINS FOR MID CAP VALUE PORTFOLIO?

   Mid Cap Value Portfolio's portfolio managers focus on companies that have fallen out of favor with the market or appear to be temporarily misunderstood by the investment community. The portfolio managers of Mid Cap Value Portfolio look for companies with strong fundamentals and competent management. They generally look for companies with products and services that give them a competitive advantage.

4. HOW ARE COMMON STOCKS SELECTED BY BAY ISLE FOR SMALL COMPANY VALUE PORTFOLIO?


   Small Company Value Portfolio's portfolio managers use fundamental analysis and proprietary valuation models to select a core holding of stocks for the Portfolio. The portfolio managers of Small Company Value Portfolio generally look for companies with reasonably solid fundamentals, that are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value. To a certain degree, Small Company Value Portfolio invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The portfolio


                                   Principal investment strategies and risks  41
   managers may sell a Portfolio holding if, among other things, the security reaches the portfolio managers' price target, if the company has deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The portfolio managers may also sell a Portfolio holding to meet redemptions.


5. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolios may invest and the Portfolios may at times have significant foreign exposure.

6. WHAT DOES "MARKET CAPITALIZATION" MEAN?


   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Company Value Portfolio. The other Portfolios offered by this Prospectus do not emphasize companies of any particular size.



7. HOW DO THE PORTFOLIO MANAGERS OF FOREIGN STOCK PORTFOLIO, MID CAP VALUE PORTFOLIO, AND SMALL COMPANY VALUE PORTFOLIO DETERMINE THAT A COMPANY MAY BE UNDERVALUED?



   A company may be undervalued when, in the opinion of the portfolio managers, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio managers believe that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Portfolios than those obtained by paying premium prices for companies currently in favor in the market.


8. WHAT IS A "SPECIAL SITUATION"?


   Certain Portfolios may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure.


9. HOW DO GROWTH AND INCOME PORTFOLIO AND BALANCED PORTFOLIO DIFFER FROM EACH OTHER?


   Growth and Income Portfolio will normally invest at least 25% of its net assets in securities the portfolio manager believes have income potential. Balanced Portfolio places a greater emphasis on the income component of its portfolio and will normally invest 40-50% of its net assets in securities selected primarily for their income potential. As a result, Balanced Portfolio is expected to be less volatile than Growth and Income Portfolio. Growth and Income Portfolio


 42  Janus Aspen Series
   places a greater emphasis on growth stocks and may derive a greater portion of its income from dividend-paying common stocks. Because of these factors, its NAV can be expected to fluctuate more than Balanced Portfolio.

10. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF GROWTH AND INCOME PORTFOLIO'S AND BALANCED PORTFOLIO'S HOLDINGS?


   Growth and Income Portfolio and Balanced Portfolio shift assets to varying degrees between the growth and income components of their portfolio holdings based on the portfolio managers' analyses of relevant market, financial and economic conditions. If a portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, that Portfolio will place a greater emphasis on the growth component. Balanced Portfolio's growth component will normally be 50-60% of its net assets. Growth and Income Portfolio's growth component will normally be up to 75% of its net assets. In addition, the Portfolios' income component may consist of divided paying stocks which exhibit growth characteristics.


11. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF GROWTH AND INCOME PORTFOLIO'S AND BALANCED PORTFOLIO'S HOLDINGS?


   The growth component of these Portfolios' holdings is expected to consist primarily of common stocks, but may also include preferred stocks, convertible securities, or other securities selected primarily for their growth potential.


12. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF GROWTH AND INCOME PORTFOLIO'S AND BALANCED PORTFOLIO'S HOLDINGS?


   Growth and Income Portfolio's income component will consist largely of equities and other securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of a Portfolio if they currently pay dividends or a portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid. Accordingly, Growth and Income Portfolio's income component may also exhibit growth characteristics. The income component of Balanced Portfolio's holdings will consist primarily of fixed-income securities.


13. HOW DO INTEREST RATES AFFECT THE VALUE OF MY GROWTH AND INCOME PORTFOLIO OR BALANCED PORTFOLIO INVESTMENT?

   The income component of Growth and Income Portfolio's and Balanced Portfolio's holdings includes fixed-income securities. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

14. WHAT DOES "LIFE SCIENCE ORIENTATION" MEAN IN RELATION TO GLOBAL LIFE SCIENCES PORTFOLIO?

   Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production or distribution of products or services related to health and personal care, medicine or pharmaceuticals. Life science oriented companies also include companies that the portfolio manager believes have growth potential primarily as a result of particular products, technology, patents or other market advantages in the life sciences. Life sciences encompass a variety of industries, including health care, nutrition, agriculture, medical diagnostics, nuclear and biochemical research and development and health care facilities ownership and operation.

15. WHAT IS GLOBAL TECHNOLOGY PORTFOLIO'S INDUSTRY POLICY?

   Global Technology Portfolio will not concentrate its investments in any particular industry or group of related industries. As a result, its portfolio manager may have more flexibility to find companies that he believes will benefit from advances or improvements in technology in a number of industries. Nevertheless, the Portfolio may hold a

                                   Principal investment strategies and risks  43
   significant portion of its assets in industries such as: aerospace/defense; biotechnology; computers; office/business equipment; semiconductors; software; telecommunications; and telecommunications equipment.


16. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT IN FLEXIBLE BOND PORTFOLIO?


   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.


17. HOW DOES FLEXIBLE BOND PORTFOLIO MANAGE INTEREST RATE RISK?


   The portfolio manager may vary the average-weighted effective maturity of the Portfolio to reflect his analysis of interest rate trends and other factors. The Portfolio's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Portfolio may also use futures, options and other derivatives to manage interest rate risk.


18. WHAT IS MEANT BY FLEXIBLE BOND PORTFOLIO'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?


   The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Portfolio with each effective maturity "weighted" according to the percentage of net assets that it represents.


19. WHAT IS MEANT BY FLEXIBLE BOND PORTFOLIO'S "DURATION"?


   A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by the Portfolio with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Portfolio's duration is usually shorter than its average maturity.


20. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?



   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Rating Service ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.



21. WHAT ARE U.S. GOVERNMENT SECURITIES?



   Flexible Bond Portfolio may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.


 44  Janus Aspen Series

GENERAL PORTFOLIO POLICIES OF THE PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO


   Unless otherwise stated, each of the following general policies apply to all of the Portfolios other than Money Market Portfolio. Except for the Portfolios' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


   CASH POSITION

   The Risk-Managed Portfolios, subadvised by INTECH, normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Risk-Managed Portfolios may use exchange traded funds as well as futures, options and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.



   Except as described above for the Risk-Managed Portfolios, the Portfolios may not always stay fully invested in stocks and bonds. For example, when a portfolio manager believes that market conditions are unfavorable for profitable investing, or when he or she is otherwise unable to locate attractive investment opportunities, the Portfolios' cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Portfolios may vary significantly. When a Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.



   In addition, a Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Portfolio's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may not achieve its investment objective.


   OTHER TYPES OF INVESTMENTS

   To achieve their objectives, the Portfolios, with the exception of Flexible Bond Portfolio, invest primarily in domestic and foreign equity securities. Growth and Income Portfolio and Balanced Portfolio also invest in equity securities with varying degrees of emphasis on income. To a limited extent, the Portfolios may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Portfolios. If successful, they may benefit the Portfolios by earning a return on the Portfolios' assets or reducing risk; however, they may not achieve the Portfolios' objective. These securities and strategies may include:


   - debt securities

   - indexed/structured securities


   - high-yield/high-risk bonds (less than 20% of Large Cap Growth Portfolio's, Mid Cap Growth Portfolio's, Core Equity Portfolio's, Foreign Stock Portfolio's, Mid Cap Value Portfolio's and Small Company Value Portfolio's assets and less than 35% of each other Portfolio's assets)



   - options, futures, forwards, swap agreements, participatory notes and other types of derivatives and exchange traded funds individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" short sales (no more than 8% of a Portfolio's assets may be invested in naked short sales)

                                   Principal investment strategies and risks  45

   - securities purchased on a when-issued, delayed delivery or forward commitment basis


   To achieve its objective, Flexible Bond Portfolio invests primarily in fixed-income securities, which may include corporate bonds and notes; government securities, including agency securities; preferred stock; high-yield/high-risk bonds; and municipal obligations. To a limited extent, the Portfolio may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Portfolio. If successful, they may benefit the Portfolio by earning a return on the Portfolio's assets or reducing risk; however, they may not achieve the Portfolio's objective. These securities and strategies may include:



   - foreign equity securities


   - common stocks


   - pass-through securities including mortgage- and asset-backed securities (without limit) and mortgage dollar rolls


   - zero coupon, pay-in-kind and step coupon securities (without limit)


   - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps), participatory notes and other types of derivatives and exchange traded funds individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - securities purchased on a when-issued, delayed delivery or forward commitment basis


   - bank loans, including institutionally-traded floating rate securities which may be below investment grade (no more than 5% of the Portfolio's net assets)


   ILLIQUID INVESTMENTS
   Each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolios' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, each Portfolio may invest without limit in foreign equity and debt securities. The Portfolios may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS

   Certain Portfolios may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Portfolio's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.


 46  Janus Aspen Series

   PORTFOLIO TURNOVER

   The Portfolios generally intend to purchase securities for long-term investment although, to the extent permitted by its specific investment policies, each Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of a Portfolio's investments and the investment style of the portfolio manager. Changes are made in a Portfolio's holdings whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.



   Flexible Bond Portfolio has historically had relatively high portfolio turnover due to the nature of the securities in which it invests. The rebalancing techniques used by the Risk-Managed Portfolios may result in a higher portfolio turnover compared to a "buy and hold" or index fund strategy. With respect to the Risk-Managed Portfolios, INTECH periodically rebalances the stocks in the portfolios to their optimal weighting versus each Portfolio's benchmark index, as determined by INTECH's mathematical process.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance. The Financial Highlights section of this Prospectus shows the Portfolios' historical turnover rates.

                                   Principal investment strategies and risks  47

RISKS COMMON TO ALL NON-MONEY MARKET PORTFOLIOS



   Because the Portfolios, with the exception of Flexible Bond Portfolio, may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Portfolio's share price may also decrease. A Portfolio's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs") or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow. Global Life Sciences Portfolio's and Global Technology Portfolio's performance may also be affected by industry risk to a greater extent than the other Portfolios.



   Because Flexible Bond Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Portfolio's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.



FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS OF NON-MONEY MARKET PORTFOLIOS


   The following questions and answers discuss risks that apply to all Portfolios other than Money Market Portfolio.


1. CERTAIN PORTFOLIOS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?


   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative. Because Small Company Value Portfolio invests at least 80% of its assets in equity securities of smaller or newer companies, these risks may be increased.


2. HOW DOES THE NONDIVERSIFICATION CLASSIFICATION OF FORTY PORTFOLIO, GLOBAL TECHNOLOGY PORTFOLIO AND FOREIGN STOCK PORTFOLIO AFFECT THE PORTFOLIOS' RISK PROFILE?



   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A portfolio that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a portfolio that is classified as "diversified." This gives a nondiversified Portfolio more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. This fluctuation, if significant, may affect the performance of a Portfolio.


3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?


   If the portfolio managers' perception of a company's worth is not realized in the time frame they expect, the overall performance of Foreign Stock Portfolio, Mid Cap Value Portfolio, and Small Company Value Portfolio may suffer. In general, each portfolio manager believes this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends and/or assets.


 48  Janus Aspen Series

4. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?


   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


5. HOW IS CREDIT QUALITY MEASURED?



   Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of rating categories.



6. HOW COULD THE PORTFOLIOS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THE PORTFOLIOS' PERFORMANCE?



   Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:



   - CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, due to the overall impact of exposure to the issuer's local currency.


   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.


   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Portfolio's ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio's investment strategies and potentially affecting the value of the Portfolio.


   - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


7. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?



   The Portfolios, particularly Worldwide Growth Portfolio, International Growth Portfolio, Global Technology Portfolio, Global Life Sciences Portfolio and Foreign Stock Portfolio, may invest an unlimited amount of their assets in companies from "developing countries" or "emerging markets." In many developing markets, there is less government


                                   Principal investment strategies and risks  49
   supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. The securities markets of many of the countries in which the Portfolios may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolios to obtain or to enforce a judgment against the issuers of such securities.


8. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?


   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.


   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.


   Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.


9. HOW DO THE PORTFOLIOS TRY TO REDUCE RISK?



   The Portfolios may use futures, options, swap agreements (including, but not limited to, credit default swaps with respect to Flexible Bond Portfolio) and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a variety of currency hedging techniques, including forward currency contracts, to manage currency risk. The portfolio managers believe the use of these instruments will benefit the Portfolios. However, a Portfolio's performance could be worse than if the Portfolio had not used such instruments if a portfolio manager's judgment proves incorrect.


   The Risk-Managed Portfolios' subadviser, INTECH, approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.

   The Risk-Managed Portfolios normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. However, they may use futures and options and may invest in exchange traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.


10. WHAT IS "INDUSTRY RISK"?


   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. In the life sciences, for example, many companies are subject to government regulation and approval of their products and services, which may affect their price or availability. In addition, the products and services offered by these companies may quickly become obsolete in the face of scientific or technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. Similarly, in technology-related industries, competitive pressures may have a significant effect on the performance of companies in which a Portfolio may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.

 50  Janus Aspen Series

   Global Life Sciences Portfolio invests in a concentrated portfolio, which may result in greater exposure to related industries. As a result, the Portfolio may be more volatile than a less concentrated portfolio. Although the other Portfolios offered by this Prospectus do not "concentrate" in a specific group of industries, each may at times have significant exposure to industry risk as a result of investing in multiple companies in a particular industry.

                                   Principal investment strategies and risks  51

MONEY MARKET PORTFOLIO


   This section takes a closer look at Money Market Portfolio's principal investment strategies and certain risks of investing in the Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, nonfundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.


   Money Market Portfolio is subject to certain specific SEC rule requirements. Among other things, the Portfolio is limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act).


PRINCIPAL INVESTMENT STRATEGIES AND RISKS




TYPES OF INVESTMENTS

   The Portfolio invests primarily in:

   - high quality debt obligations

   - obligations of financial institutions

   The Portfolio may also invest (to a lesser degree) in:

   - U.S. Government securities (securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities)

   - municipal securities

   - preferred stock that, in conjunction with a demand feature, is the functional equivalent of a money market investment

   DEBT OBLIGATIONS


   The Portfolio may invest in U.S. dollar-denominated debt obligations. Debt obligations include:


   - commercial paper

   - notes and bonds

   - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party or solely by the unsecured promise of the issuer to make payments when due)

   - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

   OBLIGATIONS OF FINANCIAL INSTITUTIONS

   Examples of obligations of financial institutions include:

   - negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

   - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)

 52  Janus Aspen Series

   - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest

   Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.


INVESTMENT TECHNIQUES


   The following is a description of other investment techniques that Money Market Portfolio may use:

   PARTICIPATION INTERESTS
   A participation interest gives Money Market Portfolio a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

   DEMAND FEATURES
   Demand features give Money Market Portfolio the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument's credit quality and provide a source of liquidity.

   Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of Money Market Portfolio's investments may be dependent in part on the credit quality of the banks supporting Money Market Portfolio's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

   VARIABLE AND FLOATING RATE SECURITIES
   Money Market Portfolio may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

   MORTGAGE- AND ASSET-BACKED SECURITIES
   Money Market Portfolio may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entities. The Portfolio may purchase other mortgage-and asset-backed securities including securities backed by automobile loans, equipment leases or credit card receivables.

   Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the Portfolio having to reinvest proceeds at a lower interest rate.

   REPURCHASE AGREEMENTS
   Money Market Portfolio may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which the Portfolio purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

                                   Principal investment strategies and risks  53

   If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, Money Market Portfolio may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

 54  Janus Aspen Series

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Portfolios. Janus Capital is responsible for the day-to-day management of the Portfolios' investment portfolios and furnishes continuous advice and recommendations concerning the Portfolios' investments for all the Portfolios except Mid Cap Value Portfolio, Small Company Value Portfolio, Risk-Managed Growth Portfolio and Risk-Managed Core Portfolio. Perkins, Wolf, McDonnell and Company, LLC ("Perkins") is responsible for the day-to-day management of the investment portfolio of Mid Cap Value Portfolio. Bay Isle is responsible for the day-to-day management of the investment portfolio of Small Company Value Portfolio. Enhanced Investment Technologies, LLC ("INTECH") is responsible for the day-to-day management of the investment portfolio of Risk-Managed Growth Portfolio and Risk-Managed Core Portfolio. Janus Capital provides certain administrative and other services and is responsible for the other business affairs of all the Portfolios.


   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.


   Janus Capital furnishes certain administrative, compliance and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Portfolios and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are interested persons of Janus Capital.



   From its own assets, Janus Capital or its affiliates may make payments based on current assets to selected insurance companies, qualified plan service providers or other financial intermediaries that were instrumental in the acquisition or retention of accounts for the Portfolios or that performed services with respect to contract owners and plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ among such intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials or business building programs for such intermediaries to raise awareness of the Portfolios. In addition, Janus Capital or its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC")) or other means in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. The receipt (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments) with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price a contract owner or plan participant pays for shares or the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You may wish to consider whether such arrangements exist when evaluating any recommendation of the Portfolios.


   Participating insurance companies that purchase the Portfolios' Shares may perform certain administrative services relating to the Portfolios and Janus Capital or the Portfolios may pay those companies for such services.

                                                Management of the Portfolios  55

MANAGEMENT EXPENSES


   Each Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. Each Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolios must pay. Janus Capital pays INTECH and Bay Isle a subadvisory fee from its management fee for managing the Risk-Managed Portfolios and Small Company Value Portfolio, respectively. Mid Cap Value Portfolio pays Perkins a subadvisory fee directly.



   Each Portfolio incurs expenses not assumed by Janus Capital, including the service fee for Mid Cap Value Portfolio, Small Company Value Portfolio, Risk-Managed Growth Portfolio and Risk-Managed Core Portfolio, the distribution and shareholder servicing fees, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. Each of the Portfolios is subject to the following management fee schedule (expressed as an annual rate).



                                                                     Average Daily        Annual Management
                                                                       Net Assets             Fee Rate
    Portfolios                                                        of Portfolio        Percentage (%)(1)
    GROWTH & CORE
      Large Cap Growth Portfolio(2)                               All Asset Levels              0.64
      Forty Portfolio(3)                                          All Asset Levels              0.64
      Mid Cap Growth Portfolio                                    All Asset Levels              0.64
      Growth and Income Portfolio                                 All Asset Levels              0.62
      Core Equity Portfolio                                       All Asset Levels              0.60(4)
      Balanced Portfolio                                          All Asset Levels              0.55
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio                                  All Asset Levels              0.60
      International Growth Portfolio                              All Asset Levels              0.64
      Global Technology Portfolio                                 All Asset Levels              0.64(4)
      Global Life Sciences Portfolio                              All Asset Levels              0.64(4)
      Foreign Stock Portfolio                                     All Asset Levels              0.64(4)
    VALUE
      Mid Cap Value Portfolio                                     All Asset Levels              0.64(4)
      Small Company Value Portfolio                               All Asset Levels              0.74(4)
    RISK-MANAGED
      Risk-Managed Growth Portfolio                               All Asset Levels              0.50(4)
      Risk-Managed Core Portfolio                                 All Asset Levels              0.50(4)
    BOND
      Flexible Bond Portfolio(5)                                  First $300 Million            0.55(4)
                                                                  Over $300 Million             0.45
    MONEY MARKET
      Money Market Portfolio                                      All Asset Levels              0.25(4)



   (1) Effective July 1, 2004, Janus Capital reduced each Portfolio's management fee, with the exception of Money Market Portfolio, as set forth in each Portfolio's Investment Advisory Agreement to the amount reflected.


   (2) Formerly named Growth Portfolio.


   (3) Formerly named Capital Appreciation Portfolio.


   (4) Janus Capital has agreed to limit the Portfolio's total operating expenses (excluding the distribution and shareholder servicing fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain levels until May 1, 2006. Application of any expense waivers and their effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the Fees and Expenses section of this prospectus and additional information is included in the Statement of Additional Information.




   (5) Formerly named Flexible Income Portfolio.


 56  Janus Aspen Series

   For the fiscal year ended December 31, 2004, each Portfolio except Mid Cap Value Portfolio paid Janus Capital the following management fees (net of fee waivers) based on each Portfolio's average net assets. Under the advisory agreement with Janus Capital and the subadvisory agreement with Perkins, Mid Cap Value Portfolio paid Janus Capital and Perkins management fees. [TO BE UPDATED BY AMENDMENT]



                                                                    Management Fee
                                                              (for the Fiscal Year Ended
Portfolio                                                         December 31, 2004)
----------------------------------------------------------------------------------------
GROWTH & CORE
   Large Cap Growth Portfolio(1)                                            %
   Forty Portfolio(2)                                                       %
   Mid Cap Growth Portfolio                                                 %
   Growth and Income Portfolio                                              %
   Core Equity Portfolio                                                    %
   Balanced Portfolio                                                       %
INTERNATIONAL & GLOBAL
   Worldwide Growth Portfolio                                               %
   International Growth Portfolio                                           %
   Global Technology Portfolio                                              %
   Global Life Sciences Portfolio                                           %
   Foreign Stock Portfolio                                                  %
VALUE
   Mid Cap Value Portfolio                                                  %
   Small Company Value Portfolio                                            %
RISK-MANAGED
   Risk-Managed Growth Portfolio                                            %
   Risk-Managed Core Portfolio                                              %
BOND
   Flexible Bond Portfolio(3)                                               %
MONEY MARKET
   Money Market Portfolio                                                   %



(1) Formerly named Growth Portfolio.


(2) Formerly named Capital Appreciation Portfolio.


(3) Formerly named Flexible Income Portfolio.


Fee waiver exceeded management fee.





   Absent fee waivers, the management fees based upon [each Portfolio's] average
   net assets would have been   % for [list Portfolio(s)]. [TO BE UPDATED BY
   AMENDMENT]


SUBADVISERS


   PERKINS, WOLF, MCDONNELL AND COMPANY, LLC serves as subadviser to Mid Cap Value Portfolio, and has served in such capacity since the Portfolio's inception. Perkins, 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604, has been in the investment management business since 1984 and provides day-to-day management of the portfolio operations, as well as to other mutual funds and separate accounts. Janus Capital has a 30% ownership stake in Perkins.



   BAY ISLE FINANCIAL LLC serves as subadviser to Small Company Value Portfolio. Bay Isle, One Sansome Street, Suite 1650, San Francisco, California 94104, has been in the investment advisory business since 1987. Bay Isle provides day-to-day portfolio management to the Portfolio, as well as to other mutual funds and separate accounts. Janus Capital indirectly owns all of the outstanding voting shares of Bay Isle.


                                                Management of the Portfolios  57

   ENHANCED INVESTMENT TECHNOLOGIES, LLC serves as subadviser to Risk-Managed Growth Portfolio and Risk-Managed Core Portfolio. INTECH, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, an offshore investment fund, and other institutional accounts and registered investment companies. As subadviser, INTECH provides day-to-day management of the investment operations of the Risk-Managed Portfolios. Janus Capital indirectly owns 77.5% of the outstanding voting shares of INTECH.


INVESTMENT PERSONNEL


JANUS PORTFOLIO MANAGERS


ANDREW ACKER
--------------------------------------------------------------------------------

     is Co-Portfolio Manager of Global Life Sciences Portfolio, which he has co-managed since October 2004. He joined Janus Capital in 1999 as a securities analyst. Mr. Acker holds a Bachelor of Science degree (magna cum laude) in Biochemical Sciences from Harvard College where he was a member of Phi Beta Kappa. He also holds a Master's degree in Business Administration from Harvard Business School. He has earned the right to use the Chartered Financial Analyst designation.


JONATHAN D. COLEMAN
--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Mid Cap Growth Portfolio, which he has managed since February 2002. He is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor's degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman has earned the right to use the Chartered Financial Analyst designation.


C. MIKE LU
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Global Technology Portfolio, which he has managed since its inception. Mr. Lu is also Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1991 as a research analyst. Mr. Lu holds a Bachelor of Arts degree in History and a Bachelor of Arts degree in Economics from Yale University. Mr. Lu has earned the right to use the Chartered Financial Analyst designation.

BRENT A. LYNN
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of International
     Growth Portfolio, for which he has served as Co-Manager or Manager since January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr.
     Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr.
     Lynn has earned the right to use the Chartered Financial Analyst designation.

THOMAS R. MALLEY
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Global Life Sciences Portfolio, which he has managed since its inception. Mr. Malley is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr. Malley holds a Bachelor of Science degree in Biology from Stanford University. Mr. Malley has earned the right to use the Chartered Financial Analyst designation.


 58  Janus Aspen Series

KAREN L. REIDY
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Core Equity
     Portfolio and Balanced Portfolio, each of which she has managed since January 2000. Ms. Reidy is also Portfolio Manager of other Janus accounts. She joined Janus Capital in 1995 as a research analyst. Ms.
     Reidy holds an undergraduate degree in Accounting from the University of Colorado. Ms. Reidy has earned the right to use the Chartered Financial Analyst designation.

BLAINE P. ROLLINS
--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Large Cap Growth Portfolio, which he has managed since January 2000. He previously served as Executive Vice President and Portfolio Manager of Equity Income Portfolio from its inception to December 1999 and Balanced Portfolio from May 1996 to December 1999. Mr. Rollins is also Portfolio Manager of other Janus accounts. Mr. Rollins joined Janus Capital in 1990. He holds a Bachelor of Science degree in Finance from the University of Colorado. Mr. Rollins has earned the right to use the Chartered Financial Analyst designation.


SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Forty Portfolio, which he has managed since its inception. Mr. Schoelzel is also Portfolio Manager of other Janus accounts. Mr. Schoelzel joined Janus Capital in January 1994. He holds a Bachelor of Arts degree in Business from Colorado College.


MINYOUNG SOHN
--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Growth and Income Portfolio. Mr. Sohn is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1998 as a research analyst. Mr. Sohn holds a Bachelor of Arts degree (cum laude) in Government and Economics from Dartmouth College. Mr. Sohn has earned the right to use the Chartered Financial Analyst designation.


RONALD V. SPEAKER
--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Flexible Bond Portfolio, which he has managed or co-managed since its inception. Mr. Speaker is also Portfolio Manager of other Janus accounts. Mr. Speaker joined Janus Capital in 1986. He holds a Bachelor of Arts degree in Finance from the University of Colorado. Mr. Speaker has earned the right to use the Chartered Financial Analyst designation.


J. ERIC THORDERSON
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Money Market Portfolio, which he has managed since January 2001. Mr. Thorderson is also Portfolio Manager of other Janus accounts. He joined Janus Capital in May 1996 as a research analyst. Mr. Thorderson holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master of Business Administration degree from the University of Illinois. Mr. Thorderson has earned the right to use the Chartered Financial Analyst designation.

                                                Management of the Portfolios  59

JASON P. YEE
--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Worldwide Growth Portfolio and Foreign Stock Portfolio, which he has managed since July 2004 and inception, respectively. Mr. Yee is also Portfolio Manager of other Janus accounts. He joined Janus in July 1992, working as a research analyst until April 1996. From April 1996 to April 2000, Mr. Yee was a portfolio manager and managing director at Bee & Associates. He re-joined Janus Capital in April 2000. He holds a Bachelor of Science in Mechanical Engineering from Stanford University. Mr. Yee has earned the right to use the Chartered Financial Analyst designation.



JANUS ASSISTANT PORTFOLIO MANAGERS



BRIAN DEMAIN

--------------------------------------------------------------------------------

     is Assistant Portfolio Manager of Mid Cap Growth Portfolio. Mr. Demain joined Janus Capital in 1999 as a securities analyst. He holds a Bachelor's degree in Economics from Princeton University, where he graduated summa cum laude and was a recipient of the Daniel L. Rubinfeld '67 Prize in Empirical Economics for his senior thesis. Mr. Demain has earned the right to use the Chartered Financial Analyst designation.


DOUGLAS A. KIRKPATRICK
--------------------------------------------------------------------------------

     is Assistant Portfolio Manager of Worldwide Growth Portfolio and Foreign Stock Portfolio. He joined Janus Capital in 2001 as an equity research analyst. Prior to joining Janus, Mr. Kirkpatrick worked as an analyst for Artisan Partners LP from 1997 to 2001. Mr. Kirkpatrick holds Bachelor's degrees in Mechanical Engineering and Political Science from Rice University, a Master's degree in Environmental Engineering from the University of Houston and a Master of Business Administration degree from the University of California at Berkeley. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY R. KOLB

--------------------------------------------------------------------------------

     is Assistant Portfolio Manager of Worldwide Growth Portfolio and Foreign Stock Portfolio. He joined Janus Capital in August 2001 as an equity research analyst. Prior to joining Janus Capital, Mr. Kolb was an associate director in UBS Warburg's Financial Institutions Investment Banking Group and an analyst on Lehman Brothers' Global Mergers & Acquisitions Team. Mr. Kolb holds a Bachelor's degree in Business Administration from Miami University (of Ohio) where he graduated magna cum laude with honors.


GARTH YETTICK
--------------------------------------------------------------------------------
     is Assistant Portfolio Manager of International Growth Portfolio. Prior to joining Janus in 1997, Mr. Yettick was a management consultant with First Manhattan Consulting Group from 1994 to 1997. He holds a
     Bachelor's degree (magna cum laude) in Computer Science and Mathematics from Harvard College, where he was elected to Phi Beta Kappa. He has earned the right to use the Chartered Financial Analyst designation.

 60  Janus Aspen Series

PERKINS PORTFOLIO MANAGERS


JEFFREY R. KAUTZ
--------------------------------------------------------------------------------

     is Co-Manager of Mid Cap Value Portfolio, which he has managed since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois, and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz has earned the right to use the Chartered Financial Analyst designation.


ROBERT H. PERKINS
--------------------------------------------------------------------------------
     is Co-Manager of Mid Cap Value Portfolio, which he has managed since its inception. He is also Portfolio Manager of other Janus accounts. Robert Perkins has been a portfolio manager since 1970 and serves as President and a director of Perkins. Previously, he was a portfolio manager for Berger Mid Cap Value Fund and Berger Small Cap Value Fund. Mr. Perkins holds a Bachelor of Science degree in Business from Miami University.

THOMAS M. PERKINS
--------------------------------------------------------------------------------
     has been the lead Co-Manager of Mid Cap Value Portfolio since its inception. He is also Portfolio Manager of other Janus accounts. Thomas Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. As lead Co-Manager, Thomas Perkins is responsible for the daily decisions of Mid Cap Value Portfolio's security selection. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University.


BAY ISLE PORTFOLIO MANAGERS


JAKOB V. HOLM
--------------------------------------------------------------------------------

     is Co-Manager of Small Company Value Portfolio, which he has managed since inception. Mr. Holm joined Bay Isle in 2000 as a research analyst analyzing equity and fixed-income securities. Prior to joining Bay Isle, Mr. Holm worked at Sand Hill Advisors as a research analyst from 1997 until 2000. He holds a Bachelor of Arts degree in Economics from Augustana College and a Master of International Management degree from Thunderbird, The Garvin School of International Management. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.


WILLIAM F. K. SCHAFF
--------------------------------------------------------------------------------
     is Co-Manager of Small Company Value Portfolio and President and Chief Investment Officer of Bay Isle. Mr. Schaff has been a Co-Manager since the Portfolio's inception, and a portfolio manager on various accounts since 1986. Mr. Schaff co-founded Bay Isle Financial Corporation, the predecessor of Bay Isle in 1986, and served as its Chief Executive
     Officer and Chief Investment Officer from 1986-2001. Mr. Schaff holds a Master of Engineering degree from University of California, Davis. Mr. Schaff has earned the right to use the Chartered Financial Analyst designation.

                                                Management of the Portfolios  61

INTECH



     No one person of the investment team is primarily responsible for implementing the investment strategies of the Risk-Managed Portfolios. The team of investment professionals at INTECH work together to implement the mathematical portfolio management process. E. Robert Fernholz is Chief Investment Officer of INTECH. Dr. Fernholz joined INTECH in June of 1987, and was formerly Director of Research at Metropolitan Securities. He received his A.B. in Mathematics from Princeton University and his Ph.D. in Mathematics from Columbia University. He has held various academic positions in Mathematics and Statistics at Princeton University, City University of New York, Universidad de Buenos Aires and University of Washington. Dr. Fernholz published a paper in the May 1982 Journal of Finance that became the basis for INTECH's portfolio process. He has 21 years of investment experience.


     The Portfolios' Statement of Additional Information ("SAI") provides information about the investment personnel's compensation, other accounts managed by the investment personnel and the investment personnel's ownership of securities in the Portfolios, with the exception of Money Market Portfolio.


 62  Janus Aspen Series

PERFORMANCE OF COMPARABLE ACCOUNTS MANAGED BY PERKINS


   The following chart shows the historical performance of the Perkins Mid Cap Value Equity Composite. The accounts in the Composite have investment objectives, policies and strategies that are substantially similar to those of Mid Cap Value Portfolio of Janus Aspen Series. The Russell Midcap--Registered Trademark-- Value Index is the benchmark for the Portfolio and the Composite. In addition, the S&P MidCap 400 Index is a secondary benchmark for the Composite.


   As of March 31, 2005, the Perkins Mid Cap Value Equity Composite consisted of
        advisory accounts, including           mutual fund portfolios. As of
   this date, the total assets of the Perkins Mid Cap Value Equity Composite
   were approximately $          . The Janus mutual funds for which Perkins acts
   as subadviser are included in the Perkins Mid Cap Value Equity Composite. All accounts that have investment objectives, policies and strategies that are substantially similar to the Portfolio's are included in this Composite, except that accounts managed by Perkins which are part of wrap fee programs, and which have investment objectives, policies and strategies similar to those in the Composite, are included in a separate composite and not this Composite, due to their unique trading and fee structure. The performance shows the historical track record of Perkins and should not be relied upon as an indication of the future performance of the Portfolio. Total returns represent the performance of the Composite and not the Portfolio. [TO BE UPDATED BY AMENDMENT]



   The performance shown is after advisory fees and transaction costs charged to the accounts in the Composite have been deducted. Mid Cap Value Portfolio's fees and expenses are generally expected to be higher than those reflected in the Composite, which would reduce performance. Except for the mutual fund accounts, the accounts in the Composite were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have adversely affected the Composite's performance. Except for the mutual fund accounts, the fees and expenses of the Composite do not include custody fees or other expenses normally paid by mutual funds, including Mid Cap Value Portfolio. If these fees and expenses were included, returns would be lower. [TO BE UPDATED BY AMENDMENT]



                                            Average annual total return for periods ended 3/31/05
                                            -----------------------------------------------------
                                                                                        Since
                                                                  1 Year   5 Years   Inception(1)
    Perkins Mid Cap Value Equity Composite                             %        %            %
    Russell Midcap(R) Value Index(2)                                   %        %            %
    S&P MidCap 400 Index(3)                                            %        %            %
                                                                  --------------------------



   (1) The inception date of the Composite was October 1, 1998. Total returns and expenses are not annualized for the first year of operations.
   (2) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.
   (3) The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.


                                                Management of the Portfolios  63

PERFORMANCE OF COMPARABLE ACCOUNTS MANAGED BY INTECH


   The following chart shows the historical performance of the INTECH Broad Large Cap Growth Composite and the INTECH Large Cap Growth Composite. The accounts in the Composites have investment objectives, policies and strategies that are substantially similar to those of Risk-Managed Growth Portfolio of Janus Aspen Series. Both Composites and the Portfolio are managed using INTECH's Large Cap Growth Strategy. Both Composites and the Portfolio seek to outperform the benchmark index while managing downside risk. The benchmark index of the INTECH Broad Large Cap Growth Composite and the Portfolio is the Russell 1000(R) Growth Index, while the benchmark of the INTECH Large Cap Growth Composite is the S&P 500/Barra Growth Index. The Broad Large Cap Growth version of the strategy and the Portfolio seek this goal in a more aggressive manner and are expected to have portfolio characteristics (e.g., beta and weightings) that differ from the index to a greater degree than the Large Cap Growth Composite. The returns for the INTECH Large Cap Growth Composite are shown to illustrate INTECH's investment style and demonstrate INTECH's ability to achieve its primary objective of outperforming the applicable benchmark index with respect to the accounts included in the Composites. While there has been a high correlation between the two indices, the Portfolio's performance is expected to more closely track the performance of the Russell 1000(R) Growth Index.



   As of March 31, 2005, the INTECH Broad Large Cap Growth Composite consisted
   of      advisory accounts, including      mutual fund portfolios. As of this
   date, the total assets of the INTECH Broad Large Cap Growth Composite were
   approximately $          . The Janus mutual funds for which INTECH acts as
   subadviser are included in the INTECH Broad Large Cap Growth Composite. As of
   March 31, 2005, the INTECH Large Cap Growth Composite consisted of   advisory
   accounts. As of this date, the total assets of the INTECH Large Cap Growth
   Composite were approximately $          . All accounts that have investment
   objectives, policies and strategies that are substantially similar to the Portfolio's are included in these Composites. The performance shows the historical track record of INTECH and should not be relied upon as an indication of the future performance of the Portfolio. Total returns represent the performance of the Composites and not the Portfolio. [TO BE UPDATED BY AMENDMENT]



   The performance shown is after advisory fees and transaction costs charged to the accounts in each Composite have been deducted. Risk-Managed Growth Portfolio's fees and expenses are generally expected to be higher than those reflected in the Composites, which would reduce performance. Except for the mutual fund accounts, the accounts in the Composites were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have adversely affected the Composites' performance. Except for the mutual fund accounts, the fees and expenses of the Composites do not include custody fees or other expenses normally paid by mutual funds, including Risk-Managed Growth Portfolio. If these fees and expenses were included, returns would be lower. [TO BE UPDATED BY AMENDMENT]



                                                                    Average annual total returns for periods ended 3/31/05
                                                                    ------------------------------------------------------
                                                                                                     Since      Inception
                                                                  1 Year    5 Years    10 Years    Inception     Date(1)
    INTECH Broad Large Cap Growth Composite                            %        N/A        N/A            %    10/31/2000
    Russell 1000(R) Growth Index(2)                                    %        N/A        N/A            %    10/31/2000
    INTECH Large Cap Growth Composite                                  %          %          %            %    06/30/1993
    S&P 500/Barra Growth Index(3)                                      %          %          %            %    06/30/1993
                                                                  -----------------------------------------------


   (1) Total returns and expenses are not annualized for the first year of operations.

   (2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

   (3) The S&P 500/Barra Growth Index is designed to differentiate between fast growing companies and slower growing or undervalued companies and includes those stocks in the S&P 500(R) Index that have higher price/book ratios. The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

 64  Janus Aspen Series

   The following chart shows the historical performance of the INTECH Large Cap Core Aggressive Composite and the INTECH Large Cap Core Composite. The accounts in the Composites have investment objectives, policies and strategies that are substantially similar to those of Risk-Managed Core Portfolio of Janus Aspen Series. Both Composites and the Portfolio are managed using INTECH's Large Cap Core Strategy and use the S&P 500(R) Index as their benchmark index. Both Composites and the Portfolio seek to outperform the benchmark index while managing downside risk. The Large Cap Core Aggressive version of the strategy and the Portfolio seek this goal in a more aggressive manner and are expected to have portfolio characteristics (e.g., beta and weightings) that differ from the index to a greater degree than the Large Cap Core Composite. Accordingly, their performance is expected to be more volatile relative to the benchmark index.


   As of March 31, 2005, the INTECH Large Cap Core Aggressive Composite
   consisted of      advisory accounts, including      mutual fund portfolios.
   As of this date, the total assets of the INTECH Large Cap Core Aggressive
   Composite were approximately $          . The Janus mutual funds for which
   INTECH acts as subadviser are included in the INTECH Large Cap Core Aggressive Composite. As of March 31, 2005, the INTECH Large Cap Core
   Composite consisted of      advisory accounts. As of this date, the total
   assets of the INTECH Large Cap Core Composite were approximately $          .
   All accounts that have investment objectives, policies and strategies that are substantially similar to the Portfolio's are included in these Composites. The performance shows the historical track record of INTECH and should not be relied upon as an indication of the future performance of the Portfolio. Total returns represent the performance of the Composites and not the Portfolio. [TO BE UPDATED BY AMENDMENT]



   The performance shown is after advisory fees and transaction costs charged to the accounts in each Composite have been deducted. Risk-Managed Core Portfolio's fees and expenses are generally expected to be higher than those reflected in the Composites, which would reduce performance. Except for the mutual fund accounts, the accounts in the Composites were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have adversely affected the Composites' performance. Except for the mutual fund accounts, the fees and expenses of the Composites do not include custody fees or other expenses normally paid by mutual funds, including Risk-Managed Core Portfolio. If these fees and expenses were included, returns would be lower. [TO BE UPDATED BY AMENDMENT]



                                                                     Average annual total returns for periods ended 3/31/05
                                                                     ------------------------------------------------------
                                                                                                     Since       Inception
                                                                  1 Year    5 Years    10 Years    Inception      Date(1)
    INTECH Large Cap Core Aggressive Composite                         %        N/A        N/A            %     07/31/2001
    S&P 500(R) Index(2)                                                %        N/A        N/A            %     07/31/2001
    INTECH Large Cap Core Composite                                    %          %          %            %     06/30/1987
    S&P 500(R) Index(2)                                                %          %          %            %     06/30/1987
                                                                  ----------------------------------------------


   (1) Total returns and expenses are not annualized for the first year of operations.
   (2) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

                                                Management of the Portfolios  65

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   Each Portfolio currently offers one, two or three classes of shares, one of which, the Service Shares, is offered pursuant to this prospectus. The Shares offered by this prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Institutional Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service II Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants and include a redemption fee. The redemption fee may be imposed on interests in separate accounts or plans held 60 days or less. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares or Service II Shares, please call 1-800-525-0020.


   CLOSED FUND POLICIES


   The Portfolios may discontinue sales of their shares to new investors if their management and the Trustees believe that continued sales may adversely affect a Portfolio's ability to achieve its investment objective. If sales of a Portfolio are discontinued to new investors, it is expected that existing shareholders invested in that Portfolio would be permitted to continue to purchase shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer one or more Portfolios as an investment option would be able to direct contributions to that Portfolio through their plan, regardless of whether they invested in such Portfolio prior to its closing. In addition, in the case of certain mergers or reorganizations, retirement plans would be able to add a closed Portfolio as an investment option. Such mergers, reorganizations, acquisitions or other business combination are those in which one or more companies involved in such transaction currently offers the Portfolio as an investment option, any company that as a result of such transaction becomes affiliated with the company currently offering the Portfolio (as a parent company, subsidiary, sister company or otherwise). Such companies may request to add the Portfolio as an investment option under its retirement plan. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Portfolio may negatively impact existing Portfolio shareholders.


   PENDING LEGAL MATTERS


   In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint against Canary Capital alleged that this practice was in contradiction to policies stated in prospectuses for certain Janus funds.



   Subsequent to the announcements by the SEC and the NYAG, the Colorado Attorney General ("COAG") and the Colorado Division of Securities announced that they were each initiating investigations into Janus Capital's mutual fund trading practices. On August 18, 2004, Janus Capital announced that it had reached final settlements with the


 66  Janus Aspen Series

   NYAG, the COAG, the Colorado Division of Securities and the SEC related to such regulators' investigations into Janus Capital's frequent trading arrangements.



   A number of civil lawsuits have also been brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those contained in the NYAG complaint against Canary Capital. Such lawsuits allege a variety of theories for recovery including, but not limited to the federal securities laws, other federal statutes (including ERISA) and various common law doctrines.



   The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed in that court. These complaints are the operative complaints in the coordinated proceedings and, as a practical matter, supersede the previously filed complaints. The five complaints include (i) claims by a putative class of investors in the Janus funds asserting claims on behalf of the investor class, (ii) derivative claims by investors in the Janus funds ostensibly on behalf of the Janus funds, (iii) claims on behalf of participants in the Janus 401(k) plan, (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI, and (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders. Each of the five complaints name JCGI and/or Janus Capital as a defendant. In addition, the following are named as defendants in one or more of the actions: Janus Investment Fund, Janus Aspen Series, Janus Adviser Series, Janus Distributors LLC, INTECH, Bay Isle, Perkins Wolf, the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   One action (alleging failure to adequately implement fair value pricing) was remanded to state court in Madison County, Illinois and is not currently subject to the federal transfer procedures. Janus Capital has appealed this decision to the Seventh Circuit Court of Appeals.



   In addition to the "market timing" actions described above, two civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain Janus funds. These lawsuits are currently pending in the U.S. District Court for the District of Colorado. On January 3, 2005, a consolidated amended complaint was filed in that court. This complaint is the operative complaint in coordinated proceedings and, as a practical matter, supersedes the previously filed complaints. The complaint asserts claims under Section 36(b) of the Investment Company Act and for breach of contract.



   A lawsuit has also been filed against Janus Capital and certain affiliates in the U.S. District Court for the District of Colorado alleging that Janus Capital failed to ensure that certain Janus funds participated in securities class action settlements for which the funds were eligible. The complaint asserts claims under Sections 36(a), 36(b) and 47(b) of the Investment Company Act, breach of fiduciary duty and negligence.



   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the funds.




   CONFLICTS OF INTEREST

   The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolios do not currently anticipate any disadvantages to policy owners because each Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more Portfolios or substitute Shares of another Portfolio. If this occurs, a Portfolio may be forced to sell its securities at disadvantageous prices. In addition,

                                                           Other information  67
   the Portfolios may refuse to sell their Shares to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolios. Janus Capital intends to monitor such qualified plans and the Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

   DISTRIBUTION OF THE PORTFOLIOS


   The Portfolios are distributed by Janus Distributors LLC ("Janus Distributors"), which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


 68  Janus Aspen Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

   To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute net income and any net capital gains realized on its investments at least annually. A Portfolio's income from certain dividends, interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO

   DISTRIBUTION SCHEDULE

   Dividends for the Portfolios are normally declared and distributed in June and December. Capital gains distributions are normally declared and distributed in June. However, in certain situations it may be necessary for a Portfolio to declare and distribute capital gains distributions in December.

   HOW DISTRIBUTIONS AFFECT A PORTFOLIO'S NAV


   Distributions, other than daily income dividends, are paid to shareholders as of the record date of a distribution of a Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in each Portfolio's daily NAV. The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Portfolio declared a dividend in the amount of $0.25 per share. If a Portfolio's share price was $10.00 on December 30, the Portfolio's share price on December 31 would be $9.75, barring market fluctuations.


MONEY MARKET PORTFOLIO


   For Money Market Portfolio, dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. All distributions will be automatically reinvested in Shares of the Portfolio. The date you receive your dividend may vary depending on how your insurance company or plan sponsor processes trades. Please contact your insurance company or plan sponsor for details.


TAXES

   TAXES ON DISTRIBUTIONS


   Because Shares of the Portfolios may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by a Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.


   TAXATION OF THE PORTFOLIOS

   Dividends, interest and some gains received by the Portfolios on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolios may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolios.

                                                     Distributions and taxes  69

   The Portfolios do not expect to pay any federal income taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of each Portfolio are sold in connection with variable insurance contracts, each Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

 70  Janus Aspen Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase or redeem Shares of the Portfolios directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through qualified retirement plans. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES


   The per share net asset value ("NAV") is computed by dividing the total value of a Portfolio's securities and other assets, less liabilities, by the total number of Portfolio shares outstanding. In the case of Portfolios with share classes, the NAV for each class is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. All purchases and sales will be duly processed at the NAV next calculated after your request is received in good order by a Portfolio or its agent. A Portfolio's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day") and, in the case of Money Market Portfolio, when the Federal Reserve Banks are also open ("bank business day").



   In order to receive a day's price, your order must be received in good order by a Portfolio (or insurance company or plan sponsor) or its agent by the close of the regular trading session of the NYSE. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Portfolio's holdings may change on days when you will not be able to purchase or redeem a Portfolio's shares to the extent that Portfolio is invested in such markets.



   Securities held by the Portfolios other than Money Market Portfolio are generally valued at market value. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days) will be determined in good faith under policies and procedures established by and under the supervision of the Portfolios' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and
   (iii) when non-significant events occur such as markets closing early or not opening, security trading halts or pricing of nonvalued securities and restricted or nonpublic securities. The Portfolios may use a systematic fair valuation model provided by an independent third party to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed income securities.



   Money Market Portfolio's securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a Portfolio's holdings to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the Shares' NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.



   The value of the securities of other open-end funds held by a Portfolio, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.


                                                         Shareholder's guide  71

   Due to the subjective nature of fair value pricing, a Portfolio's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares of investors seeking to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in a Portfolio's share price, as further described in the "Excessive Trading" section. The Portfolios' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.



DISTRIBUTION AND SERVICE FEES



   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN



   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and services performed by such entities. Because 12b-1 fees are paid out of the Portfolios' assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.



   SERVICE FEE


   Janus Services LLC, the Portfolios' transfer agent, receives a service fee at an annual rate of up to 0.10% of the average daily net assets of Mid Cap Value Portfolio, Small Company Value Portfolio, Risk-Managed Growth Portfolio and Risk-Managed Core Portfolio for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels.

PURCHASES

   Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of each Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers or other financial intermediaries which were instrumental in the acquisition of the accounts in the Portfolios or that provide services in connection with investments in the Portfolios. You may wish to consider such arrangements when evaluating any recommendation of the Portfolios.

   Each Portfolio reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Portfolios are not intended for excessive trading. For more information about the Portfolios' policy on excessive trading, see "Excessive Trading."



   The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

REDEMPTIONS

   Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

 72  Janus Aspen Series

   Shares of any Portfolio may be redeemed on any business day. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Portfolio or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.


EXCESSIVE TRADING



   EXCESSIVE TRADING POLICIES AND PROCEDURES



   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares ("excessive trading"). The Portfolios are intended for long-term investment purposes only and the Portfolios will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Portfolios' excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolios may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries (such as insurance companies or plan sponsors). By their nature, omnibus accounts, in which purchases and sales of the Portfolios' shares by multiple investors are aggregated by the intermediary and presented to the Portfolios on a net basis, effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents.



   The Portfolios attempt to deter excessive trading through at least the following methods:



   - fair valuation of securities as described under "Pricing of Portfolio Shares;" and



   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain Portfolios).



   The Portfolios monitor Portfolio share transactions, subject to the limitations described below. Generally, a purchase of a Portfolio's shares followed by the redemption of the Portfolio's shares within a 90-day period may result in enforcement of a Portfolio's excessive trading policies and procedures with respect to future purchase orders, provided that the Portfolios reserve the right to reject any purchase request as explained above.



   If the Portfolios detect excessive trading, the Portfolios may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of the account and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolios' excessive trading policies generally do not apply to the Money Market Portfolio, although the Money Market Portfolio at all times reserves the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice.



   The Portfolios' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders.



   Investors who place transactions through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of the Portfolios' excessive trading policies and procedures and may be rejected in whole or in part by a Portfolio. The Portfolios, however, cannot always identify or reasonably detect excessive trading that may be facilitated by insurance companies or plan sponsors or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Portfolios, and thus the Portfolios may have difficulty curtailing such activity. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolios' excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio.



   In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolios or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such


                                                         Shareholder's guide  73
   restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolios' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries.



   Certain transactions in Portfolio shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolios' methods to detect and deter excessive trading.



   Each Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Portfolio. For example, a Portfolio may refuse a purchase order if the Portfolio's investment personnel believe they would be unable to invest the money effectively in accordance with the Portfolio's investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.



   EXCESSIVE TRADING RISKS



   Excessive trading may present risks to a Portfolio's long-term shareholders. Excessive trading into and out of a Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders and may increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.



   Portfolios that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Portfolio based on events occurring after the close of a foreign market that may not be reflected in the Portfolio's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in Portfolios which do not invest in foreign securities, for example, when trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio does not accurately value securities, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. Although the Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Portfolio shares.



   Although the Portfolios take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolios may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents. This makes the Portfolios' identification of excessive trading transactions in the Portfolios through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Moreover, the contract between an insurance company and the owner of a variable insurance contract may govern the frequency with which the contract owner may cause the insurance company to purchase or redeem shares of a Portfolio. Although the Portfolios encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolios cannot eliminate completely the possibility of excessive trading.


 74  Janus Aspen Series

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their insurance company or plan sponsor with respect to excessive trading in the Portfolios.



   The Portfolios' policies and procedures regarding excessive trading may be modified at any time.



PORTFOLIO HOLDINGS DISCLOSURE POLICY



   The non-money market Portfolios' full portfolio holdings are available monthly, with a 30-day lag, on www.janus.com. The money market Portfolios' full portfolio holdings are available monthly, with no lag, on www.janus.com. The non-money market Portfolios' full portfolio holdings will be posted within approximately two business days after month-end. The money market Portfolios' full portfolio holdings will be posted within approximately six business days after month-end. All of the Portfolios' full portfolio holdings will remain available until the following month's information is posted.



   In addition, the Portfolios' top portfolio holdings in order of position size and as a percentage of the total portfolio, are available quarterly, with a 15-day lag, on www.janus.com. Most Portfolios disclose their top ten portfolio holdings. However, Forty Portfolio, Global Technology Portfolio and Global Life Sciences Portfolio disclose only their top five portfolio holdings. Industry, sector and regional breakdowns for all Portfolios are available quarterly, with a 15-day lag. The Portfolios' top portfolio holdings, as well as the industry, sector and regional breakdowns, are posted within approximately two business days after quarter-end and will remain available until the following quarter's information is posted.



   Specific portfolio level attribution analysis for all Portfolios shall be made available monthly upon request via a Janus representative, with a 30-day lag, following the posting of full portfolio holdings on www.janus.com.



   Details of the Portfolios' holdings policies and procedures, which include a discussion of any exceptions, are contained in the Portfolios' SAI.



   AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION



   Complete schedules of the Portfolios' holdings as of the end of the Portfolios' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Portfolios' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free). Complete schedules of the Portfolios' holdings as of the end of the Portfolios' second and fourth fiscal quarters are contained in the Portfolios' semiannual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are available to shareholders from their insurance company or plan sponsor and are also available at www.janus.com.


SHAREHOLDER COMMUNICATIONS


   Your insurance company or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolios that you have authorized for investment. These reports show each Portfolio's investments and the market value of such investments, as well as other information about each Portfolio and its operations. Please contact your insurance company or plan sponsor to obtain these reports. The Trust's fiscal year ends December 31.


                                                         Shareholder's guide  75

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Service Shares' financial performance through December 31st of the fiscal years shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Service Shares of the Portfolios (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. [TO BE UPDATED BY AMENDMENT]



LARGE CAP GROWTH PORTFOLIO(1) - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2004             2003             2002             2001             2000
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $                $14.48           $19.76           $26.36           $33.52
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                 0.09           (0.04)           (0.02)           (0.01)
 Net gain/(loss) on securities
   (both realized and unrealized)                             4.47           (5.24)           (6.54)           (4.58)
 Total from investment operations                             4.56           (5.28)           (6.56)           (4.59)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                      --               --               --               --
 Distributions (from capital gains)                             --               --           (0.04)           (2.57)
 Total distributions                                            --               --           (0.04)           (2.57)
 NET ASSET VALUE, END OF PERIOD            $                $19.04           $14.48           $19.76           $26.36
 Total return                                   %           31.49%         (26.72)%         (24.90)%         (14.75)%
 Net assets, end of period (in
   thousands)                              $              $211,100         $177,327         $237,012         $104,656
 Average net assets for the period
   (in thousands)                          $              $188,994         $219,594         $160,200          $29,782
 Ratio of gross expenses to average
   net assets(2)                                %            0.92%            0.92%            0.91%            0.92%
 Ratio of net expenses to average
   net assets(3)                                %            0.92%            0.92%            0.91%            0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                       %            0.55%          (0.33)%          (0.20)%          (0.07)%
 Portfolio turnover rate                        %              24%              36%              48%              47%
---------------------------------------------------------------------------------------------------------------------



(1) Formerly named Growth Portfolio.


(2) The expense ratio reflects expenses prior to any expense offset arrangements.


(3) The expense ratio reflects expenses after any expense offset arrangements.


 76  Janus Aspen Series

FORTY PORTFOLIO(1) - SERVICE SHARES
---------------------------------------------------------------------------------------------------------
                                                             Years ended December 31
                                           2004          2003          2002          2001          2000
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $             $17.24        $20.57        $26.54        $32.77
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                              0.01          0.06          0.14          0.27
 Net gain/(loss) on securities
   (both realized and unrealized)                          3.48        (3.33)        (5.92)        (6.27)
 Total from investment operations                          3.49        (3.27)        (5.78)        (6.00)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                               (0.05)        (0.06)        (0.19)        (0.22)
 Distributions (from capital gains)                          --            --            --        (0.01)
 Total distributions                                     (0.05)        (0.06)        (0.19)        (0.23)
 NET ASSET VALUE, END OF PERIOD            $             $20.68        $17.24        $20.57        $26.54
 Total Return                                   %        20.23%      (15.93)%      (21.83)%      (18.37)%
 Net assets, end of period (in
   thousands)                              $           $427,292      $367,266      $498,094      $527,960
 Average net assets for the period
   (in thousands)                          $           $390,044      $432,801      $514,004      $311,628
 Ratio of gross expenses to average
   net assets(2)                                %         0.93%         0.92%         0.91%         0.92%
 Ratio of net expenses to average
   net assets(3)                                %         0.93%         0.92%         0.91%         0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                       %         0.07%         0.30%         0.69%         1.52%
 Portfolio turnover rate                        %           41%           62%           67%           41%
---------------------------------------------------------------------------------------------------------



(1) Formerly named Capital Appreciation Portfolio.


(2) The expense ratio reflects expenses prior to any expense offset arrangements.


(3) The expense ratio reflects expenses after any expense offset arrangements.


                                                        Financial highlights  77

MID CAP GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2004             2003             2002             2001             2000
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $                $15.62           $21.73           $35.97           $59.16
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                 0.29           (0.04)           (0.09)             0.12
 Net gain/(loss) on securities
   (both realized and unrealized)                             5.14           (6.07)          (14.15)          (16.98)
 Total from investment operations                             5.43           (6.11)          (14.24)          (16.86)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                      --               --               --               --
 Distributions (from capital gains)                             --               --               --           (4.58)
 Tax return of capital                                          --               --               --           (1.75)
 Total distributions                                            --               --               --           (6.33)
 NET ASSET VALUE, END OF PERIOD            $                $21.05           $15.62           $21.73           $35.97
 Total return                                   %           34.76%         (28.12)%         (39.59)%         (31.78)%
 Net assets, end of period (in
   thousands)                              $              $204,838         $137,089         $169,656         $126,135
 Average net assets for the period
   (in thousands)                          $              $167,689         $149,682         $146,884          $43,775
 Ratio of gross expenses to average
   net assets(1)                                %            0.92%            0.92%            0.92%            0.92%
 Ratio of net expenses to average
   net assets(2)                                %            0.92%            0.92%            0.92%            0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                       %            1.54%          (0.32)%          (0.48)%          (0.65)%
 Portfolio turnover rate                        %              36%              63%              99%              82%
---------------------------------------------------------------------------------------------------------------------



(1) The expense ratio reflects expenses prior to any expense offset arrangements.

(2) The expense ratio reflects expenses after any expense offset arrangements.

 78  Janus Aspen Series

GROWTH AND INCOME PORTFOLIO - SERVICE SHARES
-------------------------------------------------------------------------------------------------------------------
                                                                  Years ended December 31
                                          2004            2003             2002             2001             2000
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $               $11.56           $14.87           $17.35           $20.63
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                               0.06             0.08             0.12             0.07
 Net gain/(loss) on securities
   (both realized and unrealized)                           2.66           (3.31)           (2.47)           (2.99)
 Total from investment operations                           2.72           (3.23)           (2.35)           (2.92)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                (0.06)           (0.08)           (0.13)           (0.05)
 Distributions (from capital gains)                           --               --               --           (0.31)
 Total distributions                                      (0.06)           (0.08)           (0.13)           (0.36)
 NET ASSET VALUE, END OF PERIOD           $               $14.22           $11.56           $14.87           $17.35
 Total Return                                  %          23.60%         (21.77)%         (13.58)%         (14.31)%
 Net assets, end of period (in
   thousands)                             $              $62,223          $62,087          $85,154          $54,212
 Average net assets for the period
   (in thousands)                         $              $61,252          $78,089          $73,705          $12,868
 Ratio of gross expenses to average
   net assets(1)                               %           1.10%            1.01%            0.95%            1.11%
 Ratio of net expenses to average
   net assets(2)                               %           1.10%            1.01%            0.95%            1.10%
 Ratio of net investment
   income/(loss) to average net
   assets                                      %           0.44%            0.57%            0.91%            1.20%
 Portfolio turnover rate                       %             43%              54%              52%              37%
-------------------------------------------------------------------------------------------------------------------



(1) The expense ratio reflects expenses prior to any expense offset arrangements.

(2) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  79

CORE EQUITY PORTFOLIO - SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
                                                                 Years ended December 31
                                          2004           2003            2002             2001            2000
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                $              $13.16           $16.15           $19.05          $27.15
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                             0.32             0.01             0.05            0.01
 Net gain/(loss) on securities
   (both realized and unrealized)                         2.98           (2.99)           (2.31)          (1.93)
 Total from investment operations                         3.30           (2.98)           (2.26)          (1.92)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                              (0.04)           (0.01)           (0.05)          (0.01)
 Distributions (from capital gains)                         --               --           (0.59)          (6.17)
 Tax return of capital                                      --(1)            --               --              --
 Total distributions                                    (0.04)           (0.01)           (0.64)          (6.18)
 NET ASSET VALUE, END OF PERIOD          $              $16.42           $13.16           $16.15          $19.05
 Total return                                 %         25.08%         (18.45)%         (12.04)%         (8.24)%
 Net assets, end of period (in
   thousands)                            $                $289           $1,251             $971            $306
 Average net assets for the period
   (in thousands)                        $                $219           $1,012             $612             $93
 Ratio of gross expenses to average
   net assets(2)(3)                           %          1.50%            1.50%            1.30%           1.52%
 Ratio of net expenses to average
   net assets(4)                              %          1.50%            1.50%            1.30%           1.52%
 Ratio of net investment
   income/(loss) to average net
   assets                                     %          2.20%            0.09%            0.44%           0.38%
 Portfolio turnover rate                      %            82%              97%             114%             95%
----------------------------------------------------------------------------------------------------------------



(1) Tax return of capital aggregated less than $0.01 on a per share basis for the fiscal year ended December 31, 2004.

(2) The expense ratio reflects expenses prior to any expense offset arrangements.

(3) The ratio was    % in 2004, 2.35% in 2003, 2.12% in 2002, 1.30% in 2001 and
    2.03% in 2000 before waiver of certain fees incurred by the Portfolio.

(4) The expense ratio reflects expenses after any expense offset arrangements.

 80  Janus Aspen Series

BALANCED PORTFOLIO - SERVICE SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2004             2003             2002             2001            2000
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $                $21.32           $23.31           $24.92          $27.82
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                 0.39             0.45             0.47            0.17
 Net gain/(loss) on securities
   (both realized and unrealized)                             2.52           (2.00)           (1.68)          (0.52)
 Total from investment operations                             2.91           (1.55)           (1.21)          (0.35)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                  (0.41)           (0.44)           (0.40)          (0.22)
 Distributions (from capital gains)                             --               --               --          (2.31)
 Tax return of capital                                          --               --               --          (0.02)
 Total distributions                                        (0.41)           (0.44)           (0.40)          (2.55)
 NET ASSET VALUE, END OF PERIOD            $                $23.82           $21.32           $23.31          $24.92
 Total Return                                   %           13.72%          (6.67)%          (4.90)%         (1.37)%
 Net assets, end of period (in
   thousands)                              $              $431,044         $282,367         $192,338         $48,634
 Average net assets for the period
   (in thousands)                          $              $349,871         $237,813         $108,835         $13,810
 Ratio of gross expenses to average
   net assets(1)                                %            0.92%            0.92%            0.91%           0.92%
 Ratio of net expenses to average
   net assets(2)                                %            0.92%            0.92%            0.91%           0.91%
 Ratio of net investment
   income/(loss) to average net
   assets                                       %            1.90%            2.28%            2.58%           2.93%
 Portfolio turnover rate                        %              69%              94%             114%             72%
--------------------------------------------------------------------------------------------------------------------



(1) The expense ratio reflects expenses prior to any expense offset arrangements.

(2) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  81

WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------
                                                                Years ended December 31
                                           2004          2003          2002             2001             2000
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $             $20.95        $28.38           $36.77           $47.49
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                              0.31          0.14             0.17           (0.07)
 Net gain/(loss) on securities
   (both realized and unrealized)                          4.63        (7.43)           (8.48)           (6.97)
 Total from investment operations                          4.94        (7.29)           (8.31)           (7.04)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                               (0.19)        (0.14)           (0.08)           (0.02)
 Distributions (from capital gains)                          --            --               --           (3.52)
 Tax return of capital                                       --(1)         --               --           (0.14)
 Total distributions                                     (0.19)        (0.14)           (0.08)           (3.68)
 NET ASSET VALUE, END OF PERIOD            $             $25.70        $20.95           $28.38           $36.77
 Total return                                   %        23.68%      (25.71)%         (22.62)%         (15.99)%
 Net assets, end of period (in
   thousands)                              $           $236,991      $192,629         $171,392          $71,757
 Average net assets for the period
   (in thousands)                          $           $207,451      $188,639         $119,429          $22,158
 Ratio of gross expenses to average
   net assets(2)                                %         0.96%         0.95%            0.94%            0.95%
 Ratio of net expenses to average
   net assets(3)                                %         0.96%         0.95%            0.94%            0.94%
 Ratio of net investment
   income/(loss) to average net
   assets                                       %         1.44%         0.64%            0.47%            0.29%
 Portfolio turnover rate                        %          126%           73%              82%              66%
---------------------------------------------------------------------------------------------------------------



(1) Tax return of capital aggregated less than $0.01 on a per share basis for the fiscal period ended December 31, 2004.

(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 82  Janus Aspen Series

INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2004             2003             2002             2001             2000
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $                $17.18           $23.30           $30.64           $38.29
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                 0.25             0.13             0.18             0.46
 Net gain/(loss) on securities
   (both realized and unrealized)                             5.64           (6.12)           (7.35)           (6.39)
 Total from investment operations                             5.89           (5.99)           (7.17)           (5.93)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                  (0.18)           (0.13)           (0.17)           (0.47)
 Distributions (from capital gains)                             --               --               --           (0.91)
 Tax return of capital                                          --               --               --           (0.34)
 Total distributions                                        (0.18)           (0.13)           (0.17)           (1.72)
 NET ASSET VALUE, END OF PERIOD            $                $22.89           $17.18           $23.30           $30.64
 Total return                                   %           34.53%         (25.76)%         (23.43)%         (16.14)%
 Net assets, end of period (in
   thousands)                              $              $457,965         $380,620         $541,803         $497,212
 Average net assets for the period
   (in thousands)                          $              $391,922         $477,995         $522,001         $269,680
 Ratio of gross expenses to average
   net assets(1)                                %            1.01%            0.99%            0.96%            0.96%
 Ratio of net expenses to average
   net assets(2)                                %            1.01%            0.99%            0.96%            0.96%
 Ratio of net investment
   income/(loss) to average net
   assets                                       %            1.37%            0.67%            0.68%            1.85%
 Portfolio turnover rate                        %             123%              74%              65%              67%
---------------------------------------------------------------------------------------------------------------------


(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  83

GLOBAL TECHNOLOGY PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                              Years or Period ended December 31
                                           2004             2003             2002             2001           2000(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $                 $2.41            $4.08            $6.55           $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                   --               --             0.02             0.05
 Net gain/(loss) on securities
   (both realized and unrealized)                             1.12           (1.67)           (2.46)           (3.46)
 Total from investment operations                             1.12           (1.67)           (2.44)           (3.41)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                      --               --           (0.03)           (0.04)
 Distributions (from capital gains)                             --               --               --               --
 Total distributions                                            --               --           (0.03)           (0.04)
 NET ASSET VALUE, END OF PERIOD            $                 $3.53            $2.41            $4.08            $6.55
 Total return(2)                                %           46.47%         (40.93)%         (37.31)%         (34.11)%
 Net assets, end of period (in
   thousands)                              $              $180,513         $127,656         $287,103         $374,544
 Average net assets for the period
   (in thousands)                          $              $147,151         $191,037         $307,222         $268,923
 Ratio of gross expenses to average
   net assets(3)(4)                             %            1.10%            0.97%            0.95%            0.94%
 Ratio of net expenses to average
   net assets(3)(5)                             %            1.10%            0.97%            0.94%            0.94%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                    %          (0.44)%          (0.29)%            0.42%            1.14%
 Portfolio turnover rate(3)                     %              46%              70%              91%              34%
---------------------------------------------------------------------------------------------------------------------



(1) Fiscal period January 18, 2000 (inception date) to December 31, 2000.

(2) Total return not annualized for periods of less than one full year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The expense ratio reflects expenses after any expense offset arrangements.

 84  Janus Aspen Series

GLOBAL LIFE SCIENCES PORTFOLIO - SERVICE SHARES
------------------------------------------------------------------------------------------------------------------
                                                             Years or Period ended December 31
                                          2004            2003             2002             2001           2000(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $                $5.46            $7.75            $9.31          $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                 --               --               --              --
 Net gain/(loss) on securities
   (both realized and unrealized)                           1.43           (2.29)           (1.56)          (0.69)
 Total from investment operations                           1.43           (2.29)           (1.56)          (0.69)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                    --               --               --              --
 Distributions (from capital gains)                           --               --               --              --
 Total distributions                                          --               --               --              --
 NET ASSET VALUE, END OF PERIOD           $                $6.89            $5.46            $7.75           $9.31
 Total return(2)                               %          26.19%         (29.55)%         (16.76)%         (6.90)%
 Net assets, end of period (in
   thousands)                             $              $31,282          $26,514          $44,161         $48,005
 Average net assets for the period
   (in thousands)                         $              $28,604          $34,475          $38,230         $16,247
 Ratio of gross expenses to average
   net assets(3)(4)                            %           1.22%            1.12%            1.07%           1.20%
 Ratio of net expenses to average
   net assets(3)(5)                            %           1.22%            1.12%            1.06%           1.20%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                   %         (0.59)%          (0.63)%          (0.43)%         (0.03)%
 Portfolio turnover rate(3)                    %            110%             113%             109%            137%
------------------------------------------------------------------------------------------------------------------



(1) Fiscal period January 18, 2000 (inception date) to December 31, 2000.

(2) Total return not annualized for periods of less than one full year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  85

FOREIGN STOCK PORTFOLIO - SERVICE SHARES
-----------------------------------------------------------------------------------------------
                                                   Years or Period ended December 31
                                          2004           2003            2002           2001(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                $               $9.00           $10.49         $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                             0.06               --           0.01
 Net gain/(loss) on securities
   (both realized and unrealized)                         2.95           (1.41)           0.49
 Total from investment operations                         3.01           (1.41)           0.50
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                              (0.04)               --         (0.01)
 Distributions (from capital gains)                         --           (0.08)             --
 Tax return of capital                                  (0.02)               --             --
 Total distributions                                    (0.06)           (0.08)         (0.01)
 NET ASSET VALUE, END OF PERIOD          $              $11.95            $9.00         $10.49
 Total return(2)                              %         33.39%         (13.37)%          4.97%
 Net assets, end of period (in
   thousands)                            $              $8,481           $5,969         $2,108
 Average net assets for the period
   (in thousands)                        $              $6,758           $3,989         $1,947
 Ratio of gross expenses to average
   net assets(3)(4)(5)                        %          1.50%            1.50%          1.50%
 Ratio of net expenses to average
   net assets(3)(6)                           %          1.50%            1.50%          1.50%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                  %          0.40%          (0.09)%          0.10%
 Portfolio turnover rate(3)                   %            31%             106%            22%
-----------------------------------------------------------------------------------------------



(1) May 1, 2001 (inception) to December 31, 2001.


(2) Total return not annualized for periods of less than one full year.


(3) Annualized for periods of less than one full year.


(4) The expense ratio reflects expenses prior to any expense offset arrangements.


(5) The ratio was    % in 2004, 1.89% in 2003, 2.54% in 2002 and 3.62% in 2001
    before waiver of certain fees incurred by the Portfolio.


(6) The expense ratio reflects expenses after any expense offset arrangements.


 86  Janus Aspen Series

MID CAP VALUE PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------
                                           Years ended December 31
                                           2004                2003
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $                   $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                    0.02
 Net gain/(loss) on securities
   (both realized and unrealized)                                3.60
 Total from investment operations                                3.62
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                     (0.01)
 Distributions (from capital gains)                                --
 Total distributions                                           (0.01)
 NET ASSET VALUE, END OF PERIOD            $                   $13.61
 Total return                                   %              36.24%
 Net assets, end of period (in
   thousands)                              $                  $23,628
 Average net assets for the period
   (in thousands)                          $                  $14,025
 Ratio of gross expenses to average
   net assets(1)(2)                             %               1.50%
 Ratio of net expenses to average
   net assets(3)                                %               1.50%
 Ratio of net investment
   income/(loss) to average net
   assets                                       %               0.20%
 Portfolio turnover rate                        %                120%
---------------------------------------------------------------------


(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 1.90% before waiver of certain fees incurred by the Portfolio.
(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  87

SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
------------------------------------------------------------------------------
                                                 Years or Period ended
                                                      December 31
                                          2004           2003          2002(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                $               $9.92          $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                             0.02              --
 Net gain/(loss) on securities
   (both realized and unrealized)                         4.26          (0.08)
 Total from investment operations                         4.28          (0.08)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                  --              --
 Distributions (from capital gains)                         --              --
 Total distributions                                        --              --
 NET ASSET VALUE, END OF PERIOD          $              $14.20           $9.92
 Total return(2)                              %         43.15%         (0.80)%
 Net assets, end of period (in
   thousands)                            $              $1,626            $496
 Average net assets for the period
   (in thousands)                        $                $856             $--
 Ratio of gross expenses to average
   net assets(3)(4)                           %          1.60%(6)          N/A
 Ratio of net expenses to average
   net assets(3)(6)                           %          1.60%             N/A
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                  %          0.14%             N/A
 Portfolio turnover rate(3)                   %            50%              0%
------------------------------------------------------------------------------



(1) Portfolio commenced operations on December 31, 2002 (inception date).


(2) Total return not annualized for periods of less than one full year.


(3) Annualized for periods of less than one full year.


(4) The expense ratio reflects expenses prior to any expense offset arrangements.


(5) The ratio was 12.61% before waiver of certain fees incurred by the Portfolio.


(6) The expense ratio reflects expenses after any expense offset arrangements.


 88  Janus Aspen Series

RISK-MANAGED GROWTH PORTFOLIO - SERVICE SHARES
-------------------------------------------------------------------
                                            Year or Period ended
                                                December 31
                                          2004              2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $                  $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                    --
 Net gain/(loss) on securities
   (both realized and unrealized)                              2.54
 Total from investment operations                              2.54
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                       --
 Distributions (from capital gains)                          (0.10)
 Total distributions                                         (0.10)
 NET ASSET VALUE, END OF PERIOD           $                  $12.44
 Total return(2)                               %             25.38%
 Net assets, end of period (in
   thousands)                             $                  $9,401
 Average net assets for the period
   (in thousands)                         $                  $8,135
 Ratio of gross expenses to average
   net assets(3)(4)(5)                         %              1.50%
 Ratio of net expenses to average
   net assets(3)(6)                            %              1.50%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                   %            (0.67)%
 Portfolio turnover rate(3)                    %                65%
-------------------------------------------------------------------



(1) Fiscal period January 2, 2003 (inception date) to December 31, 2003.


(2) Total return not annualized for periods of less than one full year.


(3) Annualized for periods of less than one full year.


(4) The expense ratio reflects expenses prior to any expense offset arrangements.


(5) The ratio was 2.58% before waiver of certain fees incurred by the Portfolio.


(6) The expense ratio reflects expenses after any expense offset arrangements.


                                                        Financial highlights  89

RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
-------------------------------------------------------------------
                                            Year or Period ended
                                                December 31
                                          2004              2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $                  $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                    --
 Net gain/(loss) on securities
   (both realized and unrealized)                              2.50
 Total from investment operations                              2.50
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                       --
 Distributions (from capital gains)                          (0.01)
 Total distributions                                         (0.01)
 NET ASSET VALUE, END OF PERIOD           $                  $12.49
 Total return(2)                               %             24.99%
 Net assets, end of period (in
   thousands)                             $                 $11,337
 Average net assets for the period
   (in thousands)                         $                  $8,414
 Ratio of gross expenses to average
   net assets(3)(4)(5)                         %              1.50%
 Ratio of net expenses to average
   net assets(3)(6)                            %              1.50%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                   %                 0%
 Portfolio turnover rate(3)                    %                61%
-------------------------------------------------------------------



(1) Fiscal period January 2, 2003 (inception date) to December 31, 2003.


(2) Total return not annualized for periods of less than one full year.


(3) Annualized for periods of less than one full year.


(4) The expense ratio reflects expenses prior to any expense offset arrangements.


(5) The ratio was 2.62% before waiver of certain fees incurred by the Portfolio.


(6) The expense ratio reflects expenses after any expense offset arrangements.


 90  Janus Aspen Series

FLEXIBLE BOND PORTFOLIO(1) - SERVICE SHARES
--------------------------------------------------------------------------------------------------------------
                                                                Years ended December 31
                                          2004            2003            2002            2001           2000
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $               $12.82          $11.98         $11.62         $11.41
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                               0.53            0.34           0.47           0.53
 Net gain/(loss) on securities
   (both realized and unrealized)                           0.26            0.87           0.39           0.14
 Total from investment operations                           0.79            1.21           0.86           0.67
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                                (0.50)          (0.37)         (0.50)         (0.46)
 Distributions (from capital gains)                           --              --             --             --
 Total distributions                                      (0.50)          (0.37)         (0.50)         (0.46)
 NET ASSET VALUE, END OF PERIOD           $               $13.11          $12.82         $11.98         $11.62
 Total return                                  %           6.17%          10.16%          7.49%          6.00%
 Net assets, end of period (in
   thousands)                             $              $31,272         $14,025         $2,136           $568
 Average net assets for the period
   (in thousands)                         $              $23,523          $7,218         $1,452           $187
 Ratio of gross expenses to average
   net assets(2)                               %           0.89%           0.91%          0.91%          0.99%
 Ratio of net expenses to average
   net assets(3)                               %           0.89%           0.91%          0.90%          0.99%
 Ratio of net investment
   income/(loss) to average net
   assets                                      %           4.26%           4.61%          5.56%          6.54%
 Portfolio turnover rate                       %            154%            229%           308%           202%
--------------------------------------------------------------------------------------------------------------



(1) Formerly named Flexible Income Portfolio.


(2) The expense ratio reflects expenses prior to any expense offset arrangements.


(3) The expense ratio reflects expenses after any expense offset arrangements.


                                                        Financial highlights  91

MONEY MARKET PORTFOLIO - SERVICE SHARES
------------------------------------------------------------------------------------------------------
                                                            Years ended December 31
                                         2004          2003          2002          2001          2000
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                $             $1.00         $1.00         $1.00         $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                           0.01          0.01          0.04          0.06
 Net gain/(loss) on securities
   (both realized and unrealized)                         --(1)         --            --            --
 Total from investment operations                       0.01          0.01          0.04          0.06
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                             (0.01)        (0.01)        (0.04)        (0.06)
 Distributions (from capital gains)                       --(1)         --            --            --
 Total distributions                                   (0.01)        (0.01)        (0.04)        (0.06)
 NET ASSET VALUE, END OF PERIOD          $             $1.00         $1.00         $1.00         $1.00
 Total return                                %         0.59%         1.36%         3.97%         6.03%
 Net assets, end of period (in
   thousands)                            $               $11           $11           $11           $10
 Average net assets for the period
   (in thousands)                        $               $11           $11           $11           $10
 Ratio of gross expenses to average
   net assets(2)(3)                          %         0.77%         0.66%         0.59%         0.61%
 Ratio of net expenses to average
   net assets(4)                             %         0.77%         0.66%         0.59%         0.61%
 Ratio of net investment
   income/(loss) to average net
   assets                                    %         0.59%         1.35%         3.91%         5.84%
------------------------------------------------------------------------------------------------------


(1) Net gain/(loss) on securities (both realized and unrealized) and Distributions (from capital gains) aggregated less than $0.01 on a per share basis for the fiscal year ended.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.

(3) The ratio was    % in 2004, 1.07% in 2003, 0.66% in 2002, 0.59% in 2001 and
    0.61% in 2000 before waiver of certain fees incurred by the Portfolio.

(4) The expense ratio reflects expenses after any expense offset arrangements.

 92  Janus Aspen Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolios may invest. The Portfolios may invest in these instruments to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.


   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. A Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.


   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB+ or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds" and "junk bonds."


   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

                                                Glossary of investment terms  93

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.


   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolios must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that the Portfolios recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.


   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.



   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.


   STANDBY COMMITMENTS are obligations purchased by a Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

   STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market

 94  Janus Aspen Series
   interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.


   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.


   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES


   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.



   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. A Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.



   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. Government, foreign government, equity or fixed-income securities. A Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.


   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.


   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies. A Portfolio may purchase or write such options individually or in combination.



   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allows investors to gain market exposure to Indian securities without trading directly in the local Indian market.


                                                Glossary of investment terms  95

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

   REPURCHASE AGREEMENTS involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that a Portfolio owns, or a security equivalent in kind or amount to the security sold short that a Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Portfolio borrows and does not own. A Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For naked short sales, a Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Portfolio will realize a short-term capital gain. Although a Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.


   WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.


 96  Janus Aspen Series

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------

   The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital, Perkins or Bay Isle consider security ratings when making investment decisions, they also perform their own investment analysis and do not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
          AA.......................... High quality; very strong capacity to pay principal and interest.
          A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
          BBB-........................ Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

          Non-Investment Grade
          BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                       BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                       outweighed by large uncertainties or major risk exposure to adverse conditions.
          D........................... In default.

                                            Explanation of rating categories  97

MOODY'S INVESTORS
SERVICE, INC.

          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          Aaa......................... Highest quality, smallest degree of investment risk.
          Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
          A........................... Upper-medium grade obligations; many favorable investment attributes.
          Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

          Non-Investment Grade
          Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
          B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
          Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
          Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
          C........................... Lowest-rated; extremely poor prospects of ever attaining investment standing.

   Unrated securities will be treated as non-investment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Split rated securities (securities that receive different ratings from two or more ratings agencies) are considered to be in the lower rated category.

 98  Janus Aspen Series

SECURITIES HOLDINGS BY RATING CATEGORY


   During the year ended December 31, 2004, the percentage of securities holdings for Flexible Bond Portfolio by rating category based upon a weighted monthly average was: [TO BE UPDATED BY AMENDMENT]



          FLEXIBLE BOND PORTFOLIO(1)
          ------------------------------------------------------------------

           BONDS-S&P RATING:
           AAA                                                             %
           AA                                                              %
           A                                                               %
           BBB                                                             %
           BB                                                              %
           B                                                               %
           CCC                                                             %
           CC                                                              %
           C                                                               %
           Not Rated                                                       %
           Preferred Stock                                                 %
           Cash and Options                                                %
           TOTAL                                                           %
          ------------------------------------------------------------------



   (1) Formerly named Flexible Income Portfolio.




                                            Explanation of rating categories  99

                      This page intentionally left blank.

                      This page intentionally left blank.

                      This page intentionally left blank.

                     You can request other information,
                     including a Statement of Additional
                     Information, Annual Report or
                     Semiannual Report, free of charge, by
                     contacting your insurance company or
                     plan sponsor or visiting our website
                     at www.janus.com. Additional
                     information about the Portfolios'
                     investments is available in the
                     Portfolios' Annual and Semiannual
                     Reports. In the Portfolios' Annual and
                     Semiannual Reports, you will find a
                     discussion of the market conditions
                     and investment strategies that
                     significantly affected the Portfolios'
                     performance during their last fiscal
                     year. Other information is also
                     available from financial
                     intermediaries that sell Shares of the
                     Portfolios.



                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolios and
                     is incorporated into this Prospectus
                     by reference. You may review and copy
                     information about the Portfolios
                     (including the Portfolios' Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). Information on the
                     operation of the Public Reference Room
                     may also be obtained by calling this
                     number. You may also obtain reports
                     and other information about the
                     Portfolios from the Electronic Data
                     Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's website
                     at http://www.sec.gov.


                                  (JANUS LOGO)

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020


            The Trust's Investment Company Act File No. is 811-7736.

                                         May 1, 2005


                                         INTERNATIONAL & GLOBAL
                                          Worldwide Growth Portfolio
                                          International Growth Portfolio
                                          Global Technology Portfolio

                               JANUS ASPEN SERIES

                               SERVICE II SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

        This prospectus describes three series (the "Portfolios") with different investment objectives. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Portfolio. Each Portfolio of Janus Aspen Series currently offers one or more classes of shares. The Service II Shares (the "Shares") are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

        Janus Aspen Series - Service II Shares sells and redeems its Shares at net asset value without sales charges or commissions. A redemption fee may be imposed on interests held in separate accounts or plans for 60 days or less. Each variable insurance contract involves fees and expenses that are not described in this prospectus. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

        This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolios.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Worldwide Growth Portfolio...............................    2
       International Growth Portfolio...........................    4
       Global Technology Portfolio..............................    6

    FEES AND EXPENSES...........................................    9

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
         strategies.............................................   11
       General portfolio policies...............................   12
       Risks....................................................   14
       Frequently asked questions about certain risks...........   14

    MANAGEMENT OF THE PORTFOLIOS
       Investment adviser.......................................   17
       Management expenses......................................   18
       Investment personnel.....................................   19

    OTHER INFORMATION...........................................   21

    DISTRIBUTIONS AND TAXES.....................................   24

    SHAREHOLDER'S GUIDE
       Pricing of portfolio shares..............................   25
       Purchases................................................   26
       Redemptions..............................................   26
       Redemption fee...........................................   26
       Excessive trading........................................   27
       Shareholder communications...............................   30

    FINANCIAL HIGHLIGHTS........................................   31

    GLOSSARY OF INVESTMENT TERMS................................   34


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

WORLDWIDE GROWTH PORTFOLIO


   Worldwide Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.


MAIN INVESTMENT STRATEGIES



   The Portfolio pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may, under unusual circumstances, invest in fewer than five countries or even a single country. The Portfolio may have significant exposure to emerging markets.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


   The Portfolio may have significant exposure to foreign markets, including emerging markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2  Janus Aspen Series

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The returns shown for the Service II Shares of the Portfolio reflect the performance of these Shares since their inception date of December 31, 2001. Prior years' returns reflect historical performance of a different class of shares (the Institutional Shares) prior to December 31, 2001, restated to reflect the Service II Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses, but do not take into account the 1.00% redemption fee (on interests held in separate accounts or plans for 60 days or less). The table compares the average annual returns for the Service II Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not available for direct investment. [TO BE UPDATED BY AMENDMENT]


   WORLDWIDE GROWTH PORTFOLIO - SERVICE II SHARES


      Annual returns for periods ended 12/31
             27.29%  28.80%  21.91%  28.71%  63.49%  (15.99)%  (22.62)%  (25.71)%  23.70%
              1995    1996    1997    1998    1999     2000      2001      2002     2003    2004

      Best Quarter:       Worst Quarter:



                                                             Average annual total return for periods ended 12/31/04
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (9/13/93)
          Worldwide Growth Portfolio - Service II Shares                %          %         %               %
          Morgan Stanley Capital International World Index(SM)(1)       %          %         %               %
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------



   (1) The Morgan Stanley Capital International World Index(SM) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific Region.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  3

INTERNATIONAL GROWTH PORTFOLIO


   International Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital.


   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in fewer than five countries or even a single country. The Portfolio may have significant exposure to emerging markets.



   For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


   The Portfolio may have significant exposure to foreign markets, including emerging markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 4  Janus Aspen Series

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The returns shown for the Service II Shares of the Portfolio reflect the performance of these Shares since their inception date of December 31, 2001. Prior years' returns reflect historical performance of a different class of shares (the Institutional Shares) prior to December 31, 2001, restated to reflect the Service II Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses, but do not take into account the 1.00% redemption fee (on interests held in separate accounts or plans for 60 days or less). The table compares the average annual returns for the Service II Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not available for direct investment. [TO BE UPDATED BY AMENDMENT]


   INTERNATIONAL GROWTH PORTFOLIO - SERVICE II SHARES


      Annual returns for periods ended 12/31
             23.15%  34.71%  18.36%  16.88%  79.52%  (16.14)%  (23.43)%  (25.51)%  34.55%
              1995    1996    1997    1998    1999     2000      2001      2002     2003    2004

      Best Quarter:                       Worst Quarter:



                                                             Average annual total return for periods ended 12/31/04
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (5/2/94)
          International Growth Portfolio - Service II Shares            %          %          %              %
          Morgan Stanley Capital International EAFE(R) Index(1)         %          %          %              %
            (reflects no deduction for fees or expenses)
          Morgan Stanley Capital International EAFE(R) Growth
            Index(2)                                                    %          %          %              %
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------



   (1) The Morgan Stanley Capital International EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in Europe, Australasia and the Far East.


   (2) The Morgan Stanley Capital International ("MSCI") EAFE(R) Growth Index is a subset of the MSCI EAFE(R) Index and contains constituents of the MSCI EAFE(R) Index which are categorized as growth securities. The MSCI EAFE(R) Index (Europe, Australasia and the Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  5

GLOBAL TECHNOLOGY PORTFOLIO


   Global Technology Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   GLOBAL TECHNOLOGY PORTFOLIO seeks long-term growth of capital.


   The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:


   a. companies that the portfolio manager believes have or will develop products, processes or services that will provide significant technological advancements or improvements; and

   b. companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.


   It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from at least five different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in fewer than five countries or even a single country. The Portfolio may have significant exposure to emerging markets.



   For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.



   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.


 6  Janus Aspen Series

   The Portfolio is classified as nondiversified. This means it may hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return.

   The Portfolio may have significant exposure to foreign markets, including emerging markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   Although the Portfolio does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Portfolio's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Portfolio's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk/return summary  7

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The returns shown for the Service II Shares of the Portfolio reflect the performance of these Shares since their inception date of December 31, 2001. Prior years' returns reflect historical performance of a different class of shares (the Institutional Shares) prior to December 31, 2001, restated to reflect the Service II Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses, but do not take into account the 1.00% redemption fee (on interests held in separate accounts or plans for 60 days or less). The table compares the average annual returns for the Service II Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not available for direct investment. [TO BE UPDATED BY AMENDMENT]


   GLOBAL TECHNOLOGY PORTFOLIO - SERVICE II SHARES


      Annual returns for periods ended 12/31
                                 (37.31)%  (40.92)%  47.13%
                                   2001      2002     2003    2004

      Best Quarter:              Worst Quarter:



                                          Average annual total return for periods ended 12/31/04
                                          ------------------------------------------------------
                                                                                 Since Inception
                                                                       1 year       (1/18/00)
          Global Technology Portfolio - Service II Shares                   %              %
          S&P 500(R) Index(1)                                               %              %
            (reflects no deduction for fees or expenses)
          Morgan Stanley Capital International World Information            %              %
            Technology Index(2)
            (reflects no deduction for fees or expenses)
                                                                       -------------------------



   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


   (2) The Morgan Stanley Capital International World Information Technology Index is a capitalization weighted index that monitors the performance of information technology stocks from developed market countries in North America, Europe and the Asia/Pacific Region.


   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 8  Janus Aspen Series

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of the Portfolios. All of the fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the Portfolios' management fees, where applicable, effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Portfolios are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolios. However, if you sell Shares of a Portfolio that you have held for 60 days or less, you may pay a redemption fee. Also, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.


   ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolios' assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                          Risk/return summary  9

   This table and the examples are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW. [TO BE UPDATED BY AMENDMENT]



SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
  Sales charges                                                                                   None
  Redemption fee on Shares of a Portfolio held 60 days or less (as a % of amount redeemed)(1)    1.00%



                        ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)
                                                                 Distribution              Total Annual Fund
                                                    Management     (12b-1)       Other         Operating
                                                       Fees        Fees(2)      Expenses       Expenses
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio                      0.60%         0.25%        0.03%           0.88%
      International Growth Portfolio                  0.64%         0.25%        0.04%           0.93%
      Global Technology Portfolio                     0.64%         0.25%        0.07%           0.96%


   (1) A redemption fee of 1.00% applies to interests held in a separate account or qualified plan for 60 days or less. The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide in this prospectus.

   (2) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


   EXAMPLES:

   These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The examples assume that your investment has a 5% return each year, and that the Portfolios' operating expenses remain the same. The examples also assume that you invest $10,000 in each of the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [TO BE UPDATED BY AMENDMENT]



                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio                                    $90       $281       $488       $1,084
      International Growth Portfolio                                $95       $296       $515       $1,143
      Global Technology Portfolio                                   $98       $306       $531       $1,178


 10  Janus Aspen Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

--------------------------------------------------------------------------------

   Each of the Portfolios has a similar investment objective and similar principal investment strategies to a Janus retail fund:

    INTERNATIONAL & GLOBAL PORTFOLIOS
      Worldwide Growth Portfolio                                       Janus Worldwide Fund
      International Growth Portfolio                                    Janus Overseas Fund
      Global Technology Portfolio                              Janus Global Technology Fund

   Although it is anticipated that each Portfolio and its corresponding retail fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of each Portfolio and its corresponding retail fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.


   This section takes a closer look at the Portfolios' principal investment strategies and certain risks of investing in the Portfolios. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, nonfundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.


   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.


FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES



   The following questions and answers are designed to help you better understand the Portfolios' principal investment strategies.


1. HOW ARE COMMON STOCKS SELECTED?


   Unless its investment objective or policies prescribe otherwise, each of the Portfolios may invest substantially all of its assets in common stocks if its portfolio manager believes that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Portfolios may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Portfolios may also sell a holding to meet redemptions.



   Realization of income is not a significant consideration when choosing investments for the Portfolios, and income realized on such Portfolios' investments may be incidental to their objectives.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolios may invest and the Portfolios may at times have significant foreign exposure.

                                   Principal investment strategies and risks  11

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Portfolios do not emphasize companies of any particular size.

4. WHAT IS GLOBAL TECHNOLOGY PORTFOLIO'S INDUSTRY POLICY?

   Global Technology Portfolio will not concentrate its investments in any particular industry or group of related industries. As a result, its portfolio manager may have more flexibility to find companies that he believes will benefit from advances or improvements in technology in a number of industries. Nevertheless, the Portfolio may hold a significant portion of its assets in industries such as: aerospace/defense; biotechnology; computers; office/business equipment; semiconductors; software; telecommunications; and telecommunications equipment.

GENERAL PORTFOLIO POLICIES

   In investing their portfolio assets, the Portfolios will follow the general policies listed below. Except for the Portfolios' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION

   The Portfolios may not always stay fully invested in stocks and bonds. For example, when a portfolio manager believes that market conditions are unfavorable for profitable investing, or when he or she is otherwise unable to locate attractive investment opportunities, the Portfolios' cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Portfolios may vary significantly. When a Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.



   In addition, a Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Portfolio's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may not achieve its investment objective.


   OTHER TYPES OF INVESTMENTS
   To achieve their objectives, the Portfolios invest primarily in domestic and foreign equity securities. To a limited extent, the Portfolios may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Portfolios. If successful, they may benefit the Portfolios by earning a return on the Portfolios' assets or reducing risk; however, they may not achieve the Portfolios' objective. These securities and strategies may include:

   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (less than 35% of each Portfolio's assets)


   - options, futures, forwards, swap agreements, participatory notes and other types of derivatives and exchange traded funds individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance


 12  Janus Aspen Series
     return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" short sales (no more than 8% of a Portfolio's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery or forward commitment basis

   ILLIQUID INVESTMENTS
   Each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolios' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, each Portfolio may invest without limit in foreign equity and debt securities. The Portfolios may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS

   Certain Portfolios may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Portfolio's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.


   PORTFOLIO TURNOVER

   The Portfolios generally intend to purchase securities for long-term investment although, to the extent permitted by its specific investment policies, each Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of a Portfolio's investments and the investment style of the portfolio manager. Changes are made in a Portfolio's holdings whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance. The Financial Highlights section of this Prospectus shows the Portfolios' historical turnover rates.

                                   Principal investment strategies and risks  13

RISKS


   Because the Portfolios may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Portfolio's share price may also decrease. A Portfolio's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs") or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow. Global Technology Portfolio's performance may also be affected by industry risk to a greater extent than the other Portfolios.



FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS


   The following questions and answers are designed to help you better understand some of the risks of investing in the Portfolios.

1. THE PORTFOLIOS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES THE NONDIVERSIFIED CLASSIFICATION OF GLOBAL TECHNOLOGY PORTFOLIO AFFECT ITS RISK PROFILE?


   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A portfolio that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a portfolio that is classified as "diversified." This gives a nondiversified Portfolio more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. This fluctuation, if significant, may affect the performance of the Portfolio.


3. HOW COULD THE PORTFOLIOS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THE PORTFOLIOS' PERFORMANCE?


   Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:



   - CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, due to the overall impact of exposure to the issuer's local currency.


   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures,
 14  Janus Aspen Series
     national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.


   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Portfolio's ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio's investment strategies and potentially affecting the value of the Portfolio.


   - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


   The Portfolios may invest an unlimited amount of their assets in companies from "developing countries" or "emerging markets." In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. The securities markets of many of the countries in which the Portfolios may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolios to obtain or to enforce a judgment against the issuers of such securities.


5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.


   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.


   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.

6. HOW DO THE PORTFOLIOS TRY TO REDUCE RISK?


   The Portfolios may use futures, options, swap agreements and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a variety of currency hedging techniques, including forward currency contracts, to manage currency risk. The portfolio managers believe the use of these instruments will benefit the Portfolios. However, a Portfolio's performance could be worse than if the Portfolio had not used such instruments if a portfolio manager's judgment proves incorrect.


                                   Principal investment strategies and risks  15

7. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Similarly, in technology-related industries, competitive pressures may have a significant effect on the performance of companies in which a Portfolio may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.

 16  Janus Aspen Series

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Portfolios. Janus Capital is responsible for the day-to-day management of the investment portfolios and furnishes continuous advice and recommendations concerning the Portfolios' investments. Janus Capital provides certain administrative and other services and is also responsible for the other business affairs of the Portfolios.


   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.


   Janus Capital furnishes certain administrative, compliance and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Portfolios and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are interested persons of Janus Capital.



   From its own assets, Janus Capital or its affiliates may make payments based on current assets to selected insurance companies, qualified plan service providers or other financial intermediaries that were instrumental in the acquisition or retention of accounts for the Portfolios or that performed services with respect to contract owners and plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ among such intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials or business building programs for such intermediaries to raise awareness of the Portfolios. In addition, Janus Capital or its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC")) or other means in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. The receipt (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments) with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price a contract owner or plan participant pays for shares or the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You may wish to consider whether such arrangements exist when evaluating any recommendation of the Portfolios.


   Participating insurance companies that purchase the Portfolios' Shares may perform certain administrative services relating to the Portfolios and Janus Capital or the Portfolios may pay those companies for such services.

                                                Management of the Portfolios  17

MANAGEMENT EXPENSES

   Each Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. Each Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolios must pay.


   Each Portfolio incurs expenses not assumed by Janus Capital, including the distribution and shareholder servicing fees, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. Each of the Portfolios is subject to the following management fee schedule (expressed as an annual rate).



                                                                   Average Daily      Annual Management
                                                                     Net Assets           Fee Rate
    Portfolios                                                      of Portfolio      Percentage (%)(1)
      Worldwide Growth Portfolio                                  All Asset Levels          0.60
      International Growth Portfolio                              All Asset Levels          0.64
      Global Technology Portfolio                                 All Asset Levels          0.64(2)



   (1) Effective July 1, 2004, Janus Capital reduced each Portfolio's management fee as set forth in each Portfolio's Investment Advisory Agreement to the amount reflected.



   (2) Janus Capital has agreed to limit the Portfolio's total operating expenses (excluding the distribution and shareholder servicing fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain levels until May 1, 2006. Application of any expense waivers and their effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the Fees and Expenses section of this prospectus and additional information is included in the Statement of Additional Information.



   For the fiscal year ended December 31, 2004, each Portfolio paid Janus Capital the following management fees based on each Portfolio's average net assets: [TO BE UPDATED BY AMENDMENT]



                                                                    Management Fee
                                                              (for the Fiscal Year Ended
Portfolio                                                         December 31, 2004)
----------------------------------------------------------------------------------------
   Worldwide Growth Portfolio                                               %
   International Growth Portfolio                                           %
   Global Technology Portfolio                                              %


 18  Janus Aspen Series

INVESTMENT PERSONNEL

PORTFOLIO MANAGERS



C. MIKE LU
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Global Technology Portfolio, which he has managed since its inception. Mr. Lu is also Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1991 as a research analyst. Mr. Lu holds a Bachelor of Arts degree in History and a Bachelor of Arts degree in Economics from Yale University. Mr. Lu has earned the right to use the Chartered Financial Analyst designation.

BRENT A. LYNN
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of International
     Growth Portfolio, for which he has served as Co-Manager or Manager since January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr.
     Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr.
     Lynn has earned the right to use the Chartered Financial Analyst designation.


JASON P. YEE

--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Worldwide Growth Portfolio, which he has managed since July 2004. Mr. Yee is also Portfolio Manager of other Janus accounts. He joined Janus in July 1992, working as a research analyst until April 1996. From April 1996 to April 2000, Mr. Yee was a portfolio manager and managing director at Bee & Associates. He re-joined Janus Capital in April 2000. He holds a Bachelor of Science in Mechanical Engineering from Stanford University. Mr. Yee has earned the right to use the Chartered Financial Analyst designation.



ASSISTANT PORTFOLIO MANAGERS


DOUGLAS A. KIRKPATRICK
--------------------------------------------------------------------------------
     is Assistant Portfolio Manager of Worldwide Growth Portfolio. He joined Janus Capital in 2001 as an equity research analyst. Prior to joining Janus, Mr. Kirkpatrick worked as an analyst for Artisan Partners LP from 1997 to 2001. Mr. Kirkpatrick holds Bachelor's degrees in Mechanical Engineering and Political Science from Rice University, a Master's degree in Environmental Engineering from the University of Houston and a Master of Business Administration degree from the University of California at Berkeley. He has earned the right to use the Chartered Financial Analyst designation.


GREGORY R. KOLB

--------------------------------------------------------------------------------

     is Assistant Portfolio Manager of Worldwide Growth Portfolio. He joined Janus Capital in August 2001 as an equity research analyst. Prior to joining Janus Capital, Mr. Kolb was an associate director in UBS Warburg's Financial Institutions Investment Banking Group and an analyst on Lehman Brothers' Global Mergers & Acquisitions Team. Mr. Kolb holds a Bachelor's degree in Business Administration from Miami University (of
     Ohio) where he graduated magna cum laude with honors.


                                                Management of the Portfolios  19

GARTH YETTICK
--------------------------------------------------------------------------------
     is Assistant Portfolio Manager of International Growth Portfolio. Prior to joining Janus in 1997, Mr. Yettick was a management consultant with First Manhattan Consulting Group from 1994 to 1997. He holds a
     Bachelor's degree (magna cum laude) in Computer Science and Mathematics from Harvard College, where he was elected to Phi Beta Kappa. He has earned the right to use the Chartered Financial Analyst designation.


   The Portfolios' Statement of Additional Information ("SAI") provides information about the investment personnel's compensation, other accounts managed by the investment personnel and the investment personnel's ownership of securities in the Portfolios.


 20  Janus Aspen Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   Each Portfolio currently offers three classes of shares, one of which, the Service II Shares, is offered pursuant to this prospectus. The Shares offered by this prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants, and include a redemption fee. The redemption fee may be imposed on interests in separate accounts or plans held 60 days or less and thus an insurance company or qualified plan must have agreed to administer the fee. Institutional Shares of the Portfolios are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service Shares of the Portfolios are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares or Service Shares, please call 1-800-525-0020.


   CLOSED FUND POLICIES


   The Portfolios may discontinue sales of their shares to new investors if their management and the Trustees believe that continued sales may adversely affect a Portfolio's ability to achieve its investment objective. If sales of a Portfolio are discontinued to new investors, it is expected that existing shareholders invested in that Portfolio would be permitted to continue to purchase shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer one or more Portfolios as an investment option would be able to direct contributions to that Portfolio through their plan, regardless of whether they invested in such Portfolio prior to its closing. In addition, in the case of certain mergers or reorganizations, retirement plans would be able to add a closed Portfolio as an investment option. Such mergers, reorganizations, acquisitions or other business combination are those in which one or more companies involved in such transaction currently offers the Portfolio as an investment option, any company that as a result of such transaction becomes affiliated with the company currently offering the Portfolio (as a parent company, subsidiary, sister company or otherwise). Such companies may request to add the Portfolio as an investment option under its retirement plan. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Portfolio may negatively impact existing Portfolio shareholders.


   PENDING LEGAL MATTERS


   In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint against Canary Capital alleged that this practice was in contradiction to policies stated in prospectuses for certain Janus funds.



   Subsequent to the announcements by the SEC and the NYAG, the Colorado Attorney General ("COAG") and the Colorado Division of Securities announced that they were each initiating investigations into Janus Capital's mutual fund trading practices. On August 18, 2004, Janus Capital announced that it had reached final settlements with the


                                                           Other information  21

   NYAG, the COAG, the Colorado Division of Securities and the SEC related to such regulators' investigations into Janus Capital's frequent trading arrangements.



   A number of civil lawsuits have also been brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those contained in the NYAG complaint against Canary Capital. Such lawsuits allege a variety of theories for recovery including, but not limited to the federal securities laws, other federal statutes (including ERISA) and various common law doctrines.



   The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed in that court. These complaints are the operative complaints in the coordinated proceedings and, as a practical matter, supersede the previously filed complaints. The five complaints include (i) claims by a putative class of investors in the Janus funds asserting claims on behalf of the investor class, (ii) derivative claims by investors in the Janus funds ostensibly on behalf of the Janus funds, (iii) claims on behalf of participants in the Janus 401(k) plan, (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI, and (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders. Each of the five complaints name JCGI and/or Janus Capital as a defendant. In addition, the following are named as defendants in one or more of the actions: Janus Investment Fund, Janus Aspen Series, Janus Adviser Series, Janus Distributors LLC, INTECH, Bay Isle, Perkins Wolf, the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   One action (alleging failure to adequately implement fair value pricing) was remanded to state court in Madison County, Illinois and is not currently subject to the federal transfer procedures. Janus Capital has appealed this decision to the Seventh Circuit Court of Appeals.



   In addition to the "market timing" actions described above, two civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain Janus funds. These lawsuits are currently pending in the U.S. District Court for the District of Colorado. On January 3, 2005, a consolidated amended complaint was filed in that court. This complaint is the operative complaint in coordinated proceedings and, as a practical matter, supersedes the previously filed complaints. The complaint asserts claims under Section 36(b) of the Investment Company Act and for breach of contract.



   A lawsuit has also been filed against Janus Capital and certain affiliates in the U.S. District Court for the District of Colorado alleging that Janus Capital failed to ensure that certain Janus funds participated in securities class action settlements for which the funds were eligible. The complaint asserts claims under Sections 36(a), 36(b) and 47(b) of the Investment Company Act, breach of fiduciary duty and negligence.



   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the funds.




   CONFLICTS OF INTEREST

   The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolios do not currently anticipate any disadvantages to policy owners because each Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more Portfolios or substitute Shares of another Portfolio. If this occurs, a Portfolio may be forced to sell its securities at disadvantageous prices. In addition,

 22  Janus Aspen Series
   the Portfolios may refuse to sell their Shares to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolios. Janus Capital intends to monitor such qualified plans and the Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

   DISTRIBUTION OF THE PORTFOLIOS


   The Portfolios are distributed by Janus Distributors LLC ("Janus Distributors"), which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


                                                           Other information  23

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

   To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute net income and any net capital gains realized on its investments at least annually. A Portfolio's income from certain dividends, interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

   DISTRIBUTION SCHEDULE

   Dividends for the Portfolios are normally declared and distributed in June and December. Capital gains distributions are normally declared and distributed in June. However, in certain situations it may be necessary for a Portfolio to declare and distribute capital gains distributions in December.

   HOW DISTRIBUTIONS AFFECT A PORTFOLIO'S NAV


   Distributions are paid to shareholders as of the record date of a distribution of a Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in each Portfolio's daily NAV. The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Portfolio declared a dividend in the amount of $0.25 per share. If a Portfolio's share price was $10.00 on December 30, the Portfolio's share price on December 31 would be $9.75, barring market fluctuations.


TAXES

   TAXES ON DISTRIBUTIONS


   Because Shares of the Portfolios may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by a Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.


   TAXATION OF THE PORTFOLIOS

   Dividends, interest and some gains received by the Portfolios on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolios may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolios.

   The Portfolios do not expect to pay any federal income taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of each Portfolio are sold in connection with variable insurance contracts, each Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

 24  Janus Aspen Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase or redeem Shares of the Portfolios directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through qualified retirement plans. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES


   The per share net asset value ("NAV") is computed by dividing the total value of a Portfolio's securities and other assets, less liabilities, by the total number of Portfolio shares outstanding. In the case of Portfolios with share classes, the NAV for each class is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. All purchases and sales will be duly processed at the NAV next calculated after your request is received in good order by a Portfolio or its agent. A Portfolio's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day").



   In order to receive a day's price, your order must be received in good order by a Portfolio (or insurance company or plan sponsor) or its agent by the close of the regular trading session of the NYSE. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Portfolio's holdings may change on days when you will not be able to purchase or redeem a Portfolio's shares to the extent that Portfolio is invested in such markets.



   Securities held by the Portfolios are generally valued at market value. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days) will be determined in good faith under policies and procedures established by and under the supervision of the Portfolios' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts or pricing of nonvalued securities and restricted or nonpublic securities. The Portfolios may use a systematic fair valuation model provided by an independent third party to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed income securities.



   The value of the securities of other open-end funds held by a Portfolio, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.



   Due to the subjective nature of fair value pricing, a Portfolio's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares of investors seeking to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in a Portfolio's share price, as further described in the "Excessive Trading" section. The Portfolios' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.


                                                         Shareholder's guide  25

DISTRIBUTION FEES



   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN



   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and services performed by such entities. Because 12b-1 fees are paid out of the Portfolios' assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.


PURCHASES

   Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of each Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers or other financial intermediaries which were instrumental in the acquisition of the accounts in the Portfolios or that provide services in connection with investments in the Portfolios. You may wish to consider such arrangements when evaluating any recommendation of the Portfolios.

   Each Portfolio reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Portfolios are not intended for excessive trading. For more information about the Portfolios' policy on excessive trading, see "Excessive Trading."



   The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

REDEMPTIONS

   Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

   Shares of the Portfolios may be redeemed on any business day. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Portfolio or its agent, minus the redemption fee, if applicable. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

REDEMPTION FEE

   A variable insurance contract owner or plan participant who chooses to redeem an interest in a separate account or plan investing in any Portfolio will be subject to a 1.00% redemption fee if such interest is held for 60 days or less. This fee is paid to the Portfolio rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact and other costs associated with changes in the Portfolio's asset levels and cash flows due to short-term money movements in and out of the Portfolios. Your insurance company or plan sponsor has agreed to charge the Portfolios' redemption fee. However, due to operational requirements, these intermediaries' methods for tracking and calculating the fee may differ in some respects from the Portfolios'.

   The redemption fee does not apply to: (i) any shares purchased through reinvested distributions (dividends and capital gains); (ii) scheduled and systematic redemptions, including asset rebalancing and dollar cost averaging; (iii) variable insurance contract or qualified plan withdrawals or loans, including required minimum distributions; (iv) redemptions

 26  Janus Aspen Series
   due to the movement of funds at annuitization of a variable insurance contract or qualified withdrawals from a retirement plan; (v) redemptions due to transfers between the fixed annuity segment and variable annuity segment after annuitization; and (vi) redemptions resulting from the death or disability of a variable insurance contract owner or plan participant. When cooperation from an insurance company or plan sponsor is necessary to impose a redemption fee on its clients' or participants' accounts, different or additional exemptions may be applied by the insurance company or plan sponsor. Contact your insurance company or plan sponsor or refer to your plan documents for more information on whether the redemption fee is applied to your shares.


   In addition to the circumstances noted in the preceding paragraph, each Portfolio reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Portfolio, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. In addition, the Portfolios reserve the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Portfolios' redemption fee, the Portfolios will notify you at least 60 days prior to the effective date of the change.

EXCESSIVE TRADING


   EXCESSIVE TRADING POLICIES AND PROCEDURES



   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares ("excessive trading"). The Portfolios are intended for long-term investment purposes only and the Portfolios will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Portfolios' excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolios may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries (such as insurance companies or plan sponsors). By their nature, omnibus accounts, in which purchases and sales of the Portfolios' shares by multiple investors are aggregated by the intermediary and presented to the Portfolios on a net basis, effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents.



   The Portfolios attempt to deter excessive trading through at least the following methods:



   - redemption fees as described under "Redemption Fee;" and



   - fair valuation of securities as described under "Pricing of Portfolio Shares."



   The Portfolios monitor Portfolio share transactions, subject to the limitations described below. Generally, a purchase of a Portfolio's shares followed by the redemption of the Portfolio's shares within a 90-day period may result in enforcement of a Portfolio's excessive trading policies and procedures with respect to future purchase orders, provided that the Portfolios reserve the right to reject any purchase request as explained above.



   If the Portfolios detect excessive trading, the Portfolios may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of the account and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolios' excessive trading policies generally do not apply to the Money Market Portfolio, although the Money Market Portfolio at all times reserves the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice.



   The Portfolios' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders.


                                                         Shareholder's guide  27

   Investors who place transactions through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of the Portfolios' excessive trading policies and procedures and may be rejected in whole or in part by a Portfolio. The Portfolios, however, cannot always identify or reasonably detect excessive trading that may be facilitated by insurance companies or plan sponsors or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Portfolios, and thus the Portfolios may have difficulty curtailing such activity. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolios' excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio.



   In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolios or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolios' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries.



   Certain transactions in Portfolio shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolios' methods to detect and deter excessive trading.



   Each Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Portfolio. For example, a Portfolio may refuse a purchase order if the Portfolio's investment personnel believe they would be unable to invest the money effectively in accordance with the Portfolio's investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.



   EXCESSIVE TRADING RISKS



   Excessive trading may present risks to a Portfolio's long-term shareholders. Excessive trading into and out of a Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders and may increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.



   Portfolios that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Portfolio based on events occurring after the close of a foreign market that may not be reflected in the Portfolio's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in Portfolios which do not invest in foreign securities, for example, when trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio does not accurately value securities, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. Although the Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Portfolio shares.



   Although the Portfolios take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolios may be


 28  Janus Aspen Series
   unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents. This makes the Portfolios' identification of excessive trading transactions in the Portfolios through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Moreover, the contract between an insurance company and the owner of a variable insurance contract may govern the frequency with which the contract owner may cause the insurance company to purchase or redeem shares of a Portfolio. Although the Portfolios encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolios cannot eliminate completely the possibility of excessive trading.



   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their insurance company or plan sponsor with respect to excessive trading in the Portfolios.



   The Portfolios' policies and procedures regarding excessive trading may be modified at any time.


PORTFOLIO HOLDINGS DISCLOSURE POLICY


   The non-money market Portfolios' full portfolio holdings are available monthly, with a 30-day lag, on www.janus.com. The money market Portfolios' full portfolio holdings are available monthly, with no lag, on www.janus.com. The non-money market Portfolios' full portfolio holdings will be posted within approximately two business days after month-end. The money market Portfolios' full portfolio holdings will be posted within approximately six business days after month-end. All of the Portfolios' full portfolio holdings will remain available until the following month's information is posted.



   In addition, the Portfolios' top portfolio holdings in order of position size and as a percentage of the total portfolio, are available quarterly, with a 15-day lag, on www.janus.com. Most Portfolios disclose their top ten portfolio holdings. However, Global Technology Portfolio discloses only its top five portfolio holdings. Industry, sector and regional breakdowns for all Portfolios are available quarterly, with a 15-day lag. The Portfolios' top portfolio holdings, as well as the industry, sector and regional breakdowns, are posted within approximately two business days after quarter-end and will remain available until the following quarter's information is posted.



   Specific portfolio level attribution analysis for all Portfolios shall be made available monthly upon request via a Janus representative, with a 30-day lag, following the posting of full portfolio holdings on www.janus.com.



   Details of the Portfolios' holdings policies and procedures, which include a discussion of any exceptions, are contained in the Portfolios' SAI.



   AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION



   Complete schedules of the Portfolios' holdings as of the end of the Portfolios' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Portfolios' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free). Complete schedules of the Portfolios' holdings as of the end of the Portfolios' second and fourth fiscal quarters are contained in the Portfolios' semiannual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are available to shareholders from their insurance company or plan sponsor and are also available at www.janus.com.


                                                         Shareholder's guide  29

SHAREHOLDER COMMUNICATIONS


   Your insurance company or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolios that you have authorized for investment. These reports show each Portfolio's investments and the market value of such investments, as well as other information about each Portfolio and its operations. Please contact your insurance company or plan sponsor to obtain these reports. The Trust's fiscal year ends December 31.


 30  Janus Aspen Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The financial highlights tables are intended to help you understand the Service II Shares' financial performance through December 31st of the fiscal years shown.

   Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Service II Shares of the Portfolios (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. [TO BE UPDATED BY AMENDMENT]



WORLDWIDE GROWTH PORTFOLIO - SERVICE II SHARES
-------------------------------------------------------------------------------
                                                Years ended December 31
                                          2004           2003            2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                $              $21.02           $28.49
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                             0.17             0.15
 Net gain/(loss) on securities
   (both realized and unrealized)                         4.79           (7.47)
 Total from investment operations                         4.96           (7.32)
 DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                              (0.19)           (0.15)
 Distributions (from capital gains)                         --               --
 Tax return of capital                                      --(1)            --
 Total distributions and other                          (0.19)           (0.15)
 NET ASSET VALUE, END OF PERIOD          $              $25.79           $21.02
 Total return                                 %         23.70%         (25.71)%
 Net assets, end of period (in
   thousands)                            $                  $9               $7
 Average net assets for the period
   (in thousands)                        $                  $8               $9
 Ratio of gross expenses to average
   net assets(2)                              %          0.96%            0.95%
 Ratio of net expenses to average
   net assets(3)                              %          0.96%            0.95%
 Ratio of net investment
   income/(loss) to average net
   assets                                     %          0.80%            0.64%
 Portfolio turnover rate                      %           126%              73%
-------------------------------------------------------------------------------



(1) Tax return of capital aggregated less than $0.01 on a per share basis for the fiscal period ended December 31, 2004.

(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  31

INTERNATIONAL GROWTH PORTFOLIO - SERVICE II SHARES
---------------------------------------------------------------------------------
                                                 Years ended December 31
                                          2004            2003           2002(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $               $17.27           $23.24
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                               0.17             0.04
 Net gain/(loss) on securities
   (both realized and unrealized)                           5.75           (6.01)
 Total from investment operations                           5.92           (5.97)
 DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                                (0.18)           (0.04)
 Distributions (from capital gains)                           --               --
 Tax return of capital                                        --               --
 Redemption fees                                            0.01             0.04
 Total distributions and other                            (0.17)               --
 NET ASSET VALUE, END OF PERIOD           $               $23.02           $17.27
 Total return                                  %          34.55%         (25.51)%
 Net assets, end of period (in
   thousands)                             $              $60,206          $35,742
 Average net assets for the period
   (in thousands)                         $              $47,299          $15,892
 Ratio of gross expenses to average
   net assets(2)                               %           1.01%            1.01%
 Ratio of net expenses to average
   net assets(3)                               %           1.01%            1.01%
 Ratio of net investment
   income/(loss) to average net
   assets                                      %           0.98%            0.47%
 Portfolio turnover rate                       %            123%              74%
---------------------------------------------------------------------------------


(1) Certain prior year amounts have been reclassified to conform to current year presentation.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 32  Janus Aspen Series

GLOBAL TECHNOLOGY PORTFOLIO - SERVICE II SHARES
---------------------------------------------------------------------------------
                                                 Years ended December 31
                                          2004            2003           2002(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $                $2.44            $4.13
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                 --             0.01
 Net gain/(loss) on securities
   (both realized and unrealized)                           1.14           (1.71)
 Total from investment operations                           1.14           (1.70)
 DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                                    --               --
 Distributions (from capital gains)                           --               --
 Redemption fees                                            0.01             0.01
 Total distributions and other                              0.01             0.01
 NET ASSET VALUE, END OF PERIOD           $                $3.59            $2.44
 Total return                                  %          47.13%         (40.92)%
 Net assets, end of period (in
   thousands)                             $              $28,634          $13,911
 Average net assets for the period
   (in thousands)                         $              $21,419           $6,085
 Ratio of gross expenses to average
   net assets(2)                               %           1.10%            1.04%
 Ratio of net expenses to average
   net assets(3)                               %           1.10%            1.04%
 Ratio of net investment
   income/(loss) to average net
   assets                                      %         (0.44)%          (0.42)%
 Portfolio turnover rate                       %             46%              70%
---------------------------------------------------------------------------------


(1) Certain prior year amounts have been reclassified to conform to current year presentation.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  33

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolios may invest. The Portfolios may invest in these instruments to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.


   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. A Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.


   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB+ or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds" and "junk bonds."


   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

 34  Janus Aspen Series

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.


   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolios must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that the Portfolios recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.


   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.



   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.


   STANDBY COMMITMENTS are obligations purchased by a Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

   STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market

                                                Glossary of investment terms  35
   interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.


   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.


   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES


   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.



   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. A Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.



   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. Government, foreign government, equity or fixed-income securities. A Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.


   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.


   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies. A Portfolio may purchase or write such options individually or in combination.



   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allows investors to gain market exposure to Indian securities without trading directly in the local Indian market.


 36  Janus Aspen Series

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

   REPURCHASE AGREEMENTS involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that a Portfolio owns, or a security equivalent in kind or amount to the security sold short that a Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Portfolio borrows and does not own. A Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For naked short sales, a Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Portfolio will realize a short-term capital gain. Although a Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.


   WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.


                                                Glossary of investment terms  37

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 38

                      This page intentionally left blank.

                     You can request other information,
                     including a Statement of Additional
                     Information, Annual Report or
                     Semiannual Report, free of charge, by
                     contacting your insurance company or
                     plan sponsor or visiting our website
                     at www.janus.com. Additional
                     information about the Portfolios'
                     investments is available in the
                     Portfolios' Annual and Semiannual
                     Reports. In the Portfolios' Annual and
                     Semiannual Reports, you will find a
                     discussion of the market conditions
                     and investment strategies that
                     significantly affected the Portfolios'
                     performance during their last fiscal
                     year. Other information is also
                     available from financial
                     intermediaries that sell Shares of the
                     Portfolios.



                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolios and
                     is incorporated into this Prospectus
                     by reference. You may review and copy
                     information about the Portfolios
                     (including the Portfolios' Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). Information on the
                     operation of the Public Reference Room
                     may also be obtained by calling this
                     number. You may also obtain reports
                     and other information about the
                     Portfolios from the Electronic Data
                     Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's website
                     at http://www.sec.gov.


                                  (JANUS LOGO)

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020


            The Trust's Investment Company Act File No. is 811-7736.

                                         May 1, 2005




                                         GROWTH & CORE

                                          Large Cap Growth Portfolio


                                            (Formerly named Growth Portfolio)


                                          Forty Portfolio


                                            (Formerly named Capital Appreciation
                                            Portfolio)

                                          Mid Cap Growth Portfolio
                                          Growth and Income Portfolio
                                          Core Equity Portfolio
                                          Balanced Portfolio
                                         INTERNATIONAL & GLOBAL
                                          Worldwide Growth Portfolio
                                          International Growth Portfolio
                                          Global Technology Portfolio
                                          Global Life Sciences Portfolio
                                         VALUE
                                          Mid Cap Value Portfolio

                                         BOND


                                          Flexible Bond Portfolio


                                            (Formerly named Flexible Income
                                            Portfolio)


                               JANUS ASPEN SERIES
                              INSTITUTIONAL SHARES

                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Institutional Shares (the "Shares") of the Portfolios listed above, each of which is a separate series of Janus Aspen Series, a Delaware statutory trust (the "Trust"). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Shares are sold under the name of "Janus Aspen Series". Janus Capital Management LLC ("Janus Capital") is the investment adviser of each Portfolio. In addition, a subadviser is responsible for the day-to-day operations of Mid Cap Value Portfolio. The name changes for Large Cap Growth Portfolio, Forty Portfolio and Flexible Bond Portfolio were effective May 1, 2005.


     The Shares of the Portfolios may be purchased only by separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, "variable insurance contracts") and by certain qualified retirement plans. Certain Portfolios also offer one or two additional classes of shares to certain qualified plans or separate accounts of insurance companies.


     This SAI is not a Prospectus and should be read in conjunction with the Portfolios' Prospectus dated May 1, 2005, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your insurance company or plan sponsor. This SAI contains additional and more detailed information about the Portfolios' operations and activities than the Prospectus. [TO BE UPDATED BY AMENDMENT]

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    Classification, Investment Policies and Restrictions, and
    Investment Strategies and Risks.............................    2
    Investment Adviser and Subadviser...........................   24
    Custodian, Transfer Agent and Certain Affiliations..........   34
    Portfolio Transactions and Brokerage........................   35
    Trustees and Officers.......................................   39
    Shares of the Trust.........................................   51
       Net Asset Value Determination............................   51
       Purchases................................................   51
       Redemptions..............................................   52
    Income Dividends, Capital Gains Distributions and Tax
    Status......................................................   53
    Principal Shareholders......................................   54
    Miscellaneous Information...................................   55
       Shares of the Trust......................................   55
       Shareholder Meetings.....................................   55
       Voting Rights............................................   55
       Independent Registered Public Accounting Firm............   56
       Registration Statement...................................   56
    Financial Statements........................................   57
    Appendix A..................................................   58
       Explanation of Rating Categories.........................   58

CLASSIFICATION, INVESTMENT POLICIES AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


JANUS ASPEN SERIES


   This Statement of Additional Information includes 12 series of the Trust.


   EQUITY PORTFOLIOS. Large Cap Growth Portfolio, Forty Portfolio, Mid Cap Growth Portfolio, Growth and Income Portfolio, Core Equity Portfolio, Balanced Portfolio, Worldwide Growth Portfolio, International Growth Portfolio, Global Technology Portfolio, Global Life Sciences Portfolio and Mid Cap Value Portfolio are referred to collectively in this SAI as the "Equity Portfolios."



   INCOME PORTFOLIO. Flexible Bond Portfolio is referred to in this SAI as the "Income Portfolio."


CLASSIFICATION


   Each Portfolio is a series of the Trust, an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Forty Portfolio and Global Technology Portfolio are classified as nondiversified. Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Growth and Income Portfolio, Core Equity Portfolio, Balanced Portfolio, Worldwide Growth Portfolio, International Growth Portfolio, Global Life Sciences Portfolio, Mid Cap Value Portfolio and Flexible Bond Portfolio are classified as diversified.


SUBADVISER

   PORTFOLIO SUBADVISED BY PERKINS. Perkins, Wolf, McDonnell and Company, LLC ("Perkins") is the investment subadviser for Mid Cap Value Portfolio.

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL PORTFOLIOS

   The Portfolios are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or particular class of shares if a matter affects just that Portfolio or that class of shares), or
   (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Portfolios. Each of these policies applies to all of the Portfolios, except policies (1) and (2), which apply only to the Portfolios specifically listed in those policies.


   (1) With respect to 75% of its total assets, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Growth and Income Portfolio, Core Equity Portfolio, Balanced Portfolio, Worldwide Growth Portfolio, International Growth Portfolio, Global Life Sciences Portfolio, Mid Cap Value Portfolio and Flexible Bond Portfolio may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.


   Each Portfolio may not:


   (2) Invest 25% or more of the value of its respective total assets in any particular industry (other than U.S. Government securities). This policy does not apply to Global Life Sciences Portfolio.


   (3) Invest directly in real estate or interests in real estate; however, the Portfolios may own debt or equity securities issued by companies engaged in those businesses.

   (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Portfolios from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

   (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of a Portfolio's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

   (6) Act as an underwriter of securities issued by others, except to the extent that a Portfolio may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (7) Borrow money except that the Portfolios may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Portfolio's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Portfolios may not issue "senior securities" in contravention of the 1940 Act.

   As a fundamental policy, each Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as such Portfolio.


   The Trustees have adopted additional investment restrictions for the Portfolios. These restrictions are operating policies of the Portfolios and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:



   (a) The Portfolios may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore ("short sales against the box"). In addition, the Equity Portfolios may engage in "naked" short sales, which involve selling a security that a Portfolio borrows and does not own. The total market value of all of a Portfolio's naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.


   (b) The Portfolios do not currently intend to purchase securities on margin, except that the Portfolios may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

   (c) A Portfolio may not mortgage or pledge any securities owned or held by such Portfolio in amounts that exceed, in the aggregate, 15% of that Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

   (d) The Portfolios do not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolios' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (e) The Portfolios may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Portfolios may borrow money from or lend money to other funds that permit such transactions and for which Janus

   Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

   For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.


   For purposes of each Portfolio's policies on investing in particular industries, the Portfolios will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolios may further classify issuers in accordance with industry classifications as published by the SEC.


INVESTMENT POLICIES APPLICABLE TO CERTAIN PORTFOLIOS

   GLOBAL LIFE SCIENCES PORTFOLIO. As a fundamental policy, Global Life Sciences Portfolio will normally invest at least 25% of its total assets, in the aggregate, in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology. The Portfolio does not have a policy to concentrate in any industry other than those listed above.


   BALANCED PORTFOLIO. As an operational policy, at least 25% of the assets of Balanced Portfolio will normally be invested in fixed-income senior securities.



   FLEXIBLE BOND PORTFOLIO. As a fundamental policy, this Portfolio may not purchase a non-income-producing security if, after such purchase, less than 80% of the Portfolio's total assets would be invested in income-producing securities. Income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).


INVESTMENT STRATEGIES AND RISKS

Cash Position


   As discussed in the Prospectus, a Portfolio's cash position may temporarily increase under various circumstances. Securities that the Portfolios may invest in as a means of receiving a return on idle cash include domestic or foreign denominated commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. Each Portfolio may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities").


Illiquid Investments


   Each Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper and municipal lease obligations purchased by the Portfolios. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the


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   frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Portfolios' liquidity procedures if traded in that market. Such securities will be treated as "restricted" if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933.



   If illiquid securities exceed 15% of a Portfolio's net assets after the time of purchase the Portfolio will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, a portfolio manager may not be able to dispose of them in a timely manner. As a result, the Portfolio may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Portfolio to decline.


   Each of the Portfolios may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Portfolios may not be able to sell such investments when a portfolio manager deems it appropriate to do so due to restrictions on their sale. In addition, the Portfolios may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Portfolios may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Portfolio's NAV.

Securities Lending


   Under procedures adopted by the Trustees, the Portfolios may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolios may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Portfolios will not have the right to vote on securities while they are being lent, however, the Portfolios will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, and such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC. Cash collateral may also be invested in unaffiliated money market funds or other accounts.


Foreign Securities


   Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:


   CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign denominated security, its value may be worth less

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   in U.S. dollars even if the security increases in value in its home country.
   U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, due to the overall impact of exposure to the issuer's local currency.


   POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

   REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.


   MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Portfolio's ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio's investment strategies and potentially affecting the value of the Portfolio.


   TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


   EMERGING MARKETS. The Portfolios, particularly Worldwide Growth Portfolio, International Growth Portfolio, Global Technology Portfolio and Global Life Sciences Portfolio, may invest an unlimited amount of their assets in companies from "developing countries" or "emerging markets." Investing in emerging markets involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio's investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. The securities markets of many of the countries in which the Portfolios may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolios to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities.


Short Sales

   Each Portfolio may engage in "short sales against the box." This technique involves selling either a security that a Portfolio owns, or a security equivalent in kind and amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. A Portfolio may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Portfolio loses the opportunity to participate in the gain.

   The Equity Portfolios may also engage in "naked" short sales. In a naked short sale transaction, a Portfolio sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Portfolio must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. A Portfolio may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations. At the time of a short sale, a Portfolio will establish and maintain a segregated account consisting of liquid assets equal in

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


   value to the purchase price due on the settlement date under the short sale period. The value of the liquid assets will be marked-to-market daily. A Portfolio will engage in naked short sales when its portfolio manager anticipates that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Portfolio must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of a Portfolio's naked short sale positions will not exceed 8% of its assets. If a naked short sale is not successful, the Portfolios' losses are potentially unlimited in cases where the Portfolio is unable to close out its short position.


Zero Coupon, Step Coupon and Pay-In-Kind Securities


   Within the parameters of its specific investment policies, each Portfolio may invest up to 10% (without limit for Flexible Bond Portfolio) of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Portfolio's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).



   Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder (the "Code"), a Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Portfolio will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Portfolio might obtain such cash from selling other portfolio holdings which might cause that Portfolio to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Portfolio expenses could be allocated and to reduce the rate of return for that Portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Portfolio to sell the securities at the time.


   Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

   The Portfolios may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolios. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the

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   borrowers over the term of the loan rather than returned in a lump sum at maturity. A Portfolio will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

   Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

   Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

   Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolios), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of a Portfolio. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Portfolio might be converted to cash and that Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Portfolio's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

   Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.


   The Portfolios also may invest in pass-through securities, which are interests evidencing direct ownership of a pool of debt securities. Holders of the interests are entitled to receive distributions of interest, principal and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, a Portfolio may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of the funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities,


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   the risks associated with high-yield/high-risk securities discussed in this
   SAI and in the Portfolios' Prospectuses may apply.

Investment Company Securities


   From time to time, the Portfolios may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) prohibits a Portfolio from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of a Portfolio's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Portfolio having a value in excess of 10% of the Portfolio's total assets. In addition,
   Section 12(d)(1) prohibits another investment company from selling its shares to a Portfolio if, after the sale: (i) the Portfolio owns more than 3% of the other investment company's voting stock; or (ii) the Portfolio and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Portfolios may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds. Cash collateral may also be invested in unaffiliated money market funds or other accounts in excess of limitations of Section 12(d)(1), subject to an appropriate SEC exemptive order.


   Investment companies may include index-based investments such as exchange-traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Depositary Receipts

   The Portfolios may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolios may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.


   Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Portfolios' Prospectus.


U.S. Government Securities


   To the extent permitted by its investment objective and policies, each Portfolio, particularly Flexible Bond Portfolio, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government securities may also


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   include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Portfolio may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration and Ginnie Mae. In addition, U.S. Government securities in which a Portfolio may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Portfolios must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Obligations

   The Portfolios may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Portfolio to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

   Other types of income producing securities that the Portfolios may purchase include, but are not limited to, the following types of securities:


   VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified times prior to maturity.


   In order to most effectively use these investments, a portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, a Portfolio could be adversely affected by the use of variable or floating rate obligations.

   STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Portfolio the option to obligate a broker-dealer or bank to repurchase a security held by that Portfolio at a specified price.

   TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

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   INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Portfolio will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a fund could lose money or its NAV could decline by the use of inverse floaters.

   STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   The Portfolios will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.

Repurchase and Reverse Repurchase Agreements

   In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Portfolio may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolios to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.


   A Portfolio may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Portfolio will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Portfolio, although the Portfolio's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.


High-Yield/High-Risk Bonds


   Within the parameters of its specific investment policies, no Portfolio intends to invest 35% or more of its net assets in bonds that are rated below investment grade (e.g., bonds rated BB+ or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.), except Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Core Equity Portfolio and Mid Cap Value Portfolio will, under normal circumstances, each limit its investments in such bonds to less than 20% of its net assets. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Portfolio would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

   Any Portfolio may also invest in unrated bonds of foreign and domestic issuers. For the Portfolios subject to such limit, unrated bonds will be included in each Portfolio's limit on investments in bonds rated below investment grade unless its portfolio manager deems such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Portfolio's manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.


   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.


   Please refer to the "Explanation of Ratings Categories" section of this Statement of Additional Information for a description of bond rating categories.

Defaulted Securities

   A Portfolio may hold defaulted securities if its portfolio manager believes, based upon his or her analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Portfolios subject to such limit, defaulted securities will be included in each Portfolio's limit on investments in bonds rated below investment grade. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

   FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

   DISPOSITION OF PORTFOLIO SECURITIES. Although these Portfolios generally will purchase securities for which their portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolios will limit holdings of any such securities to amounts that the portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Portfolios' ability to readily dispose of securities to meet redemptions.

   OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolios.

Futures, Options and Other Derivative Instruments


   FUTURES CONTRACTS. The Portfolios may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a


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

   member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

   The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Portfolios' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, that Portfolio may be entitled to return of margin owed to such Portfolio only in proportion to the amount received by the FCM's other customers. Janus Capital or the subadviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolios do business and by depositing margin payments in a segregated account with the Portfolios' custodian.


   The Portfolios may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Portfolios have claimed exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Portfolios are not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.



   Although a Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Portfolio immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because a Portfolio's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.



   The Portfolios may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A Portfolio may also enter into futures contracts to protect that Portfolio from fluctuations in the value of individual securities or the securities markets generally, or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Portfolio may also use this technique with respect to an individual company's stock. To the extent a Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover such Portfolio's obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Portfolio with respect to the futures contracts. Conversely, if a Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Portfolio holds an individual company's stock and expects the price of that stock to decline, the Portfolio may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. A Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

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   If a Portfolio owns bonds and the portfolio manager expects interest rates to increase, that Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Portfolio selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of that Portfolio's interest rate futures contract will increase, thereby keeping the net asset value of that Portfolio from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

   The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

   Futures contracts entail risks. Although the Portfolios believe that use of such contracts will benefit the Portfolios, a Portfolio's overall performance could be worse than if such Portfolio had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if a Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio manager must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Portfolio.

   The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Portfolio will not match exactly such Portfolio's current or potential investments. A Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Portfolio's investments.

   Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Portfolio's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Portfolio's other investments.

   Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Portfolio's access to other assets held to cover its futures positions also could be impaired.

   OPTIONS ON FUTURES CONTRACTS. The Portfolios may buy and write put and call options on futures contracts. An option on a future gives a Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Portfolio is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

   The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at the expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Portfolio is considering buying. If a call or put option a Portfolio has written is exercised, such Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

   The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

   The amount of risk a Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

   FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Portfolios may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments.

   Currently, the Portfolios do not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.


   The following discussion summarizes the Portfolios' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Portfolio may enter into forward currency contracts with stated contract values of up to the value of that Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Portfolio may invest for nonhedging purposes such as seeking to enhance return. A Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").


   These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Portfolio's currency exposure from one foreign currency to another removes that Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Portfolio if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

   The Portfolios will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolios' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Portfolio's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Portfolio will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, a Portfolio may buy call options permitting such Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or a Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

   While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolios' ability to utilize forward contracts may be restricted. In addition, a Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

   OPTIONS ON FOREIGN CURRENCIES. The Portfolios may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Portfolio may buy put options on the foreign currency. If the value of the currency declines, such Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

   Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Portfolio could sustain losses on transactions in foreign currency options that would require such Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

   The Portfolios may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

   Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

   The Portfolios may write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is "covered" if that Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Portfolio in cash or other liquid assets in a segregated account with the Portfolios' custodian.

   The Portfolios also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

   OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolios may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Portfolios may write and buy options on the same types of securities that the Portfolios may purchase directly.


   A put option written by a Portfolio is "covered" if that Portfolio (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Portfolios' custodian or (ii) holds a put on the same security and in the same principal amount as the put written, and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.


   A call option written by a Portfolio is "covered" if that Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolios' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Portfolio in cash and other liquid assets in a segregated account with its custodian.

   The Portfolios also may write call options that are not covered for cross-hedging purposes. A Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

   The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

   The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

   In the case of a written call option, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Portfolio to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, such Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

   A Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.


   An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Portfolio may not be able to effect closing transactions in particular options and the Portfolio would have to exercise the options in order to realize any profit. If a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.


   A Portfolio may write options in connection with buy-and-write transactions. In other words, a Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

   The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or take delivery of the security at the exercise price and that Portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

   A Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

   A Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Portfolio.


   A Portfolio may write straddles (combinations of put and call options on the same underlying security) which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that the Portfolio has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.


   EURODOLLAR INSTRUMENTS. A Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

   SWAPS AND SWAP-RELATED PRODUCTS. A Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Portfolio's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolios' custodian. If a Portfolio enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital or the subadviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

   The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

   There is no limit on the amount of interest rate swap transactions that may be entered into by a Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by a Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.


   A Portfolio may enter into credit default swap agreements for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, a Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, that Portfolio would be subject to investment exposure on the notional amount of the swap.



   A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case that Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to a Portfolio in the event of a default.


   ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Portfolios in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

   Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

   The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


   In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.



   A Portfolio may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by that Portfolio. Such participation may subject a Portfolio to expenses such as legal fees and may make that Portfolio an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict that Portfolio's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Portfolio on such committees also may expose that Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Portfolio would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce that Portfolio's rights as a creditor or to protect the value of securities held by that Portfolio.



PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES



   The non-money market Portfolios' full portfolio holdings are available monthly, with a 30-day lag, on www.janus.com. The money market Portfolios' full portfolio holdings are available monthly, with no lag, on www.janus.com. The non-money market Portfolios' full portfolio holdings will be posted within approximately two business days after month-end. The money market Portfolios' full portfolio holdings will be posted within approximately six business days after month-end. All of the Portfolios' full portfolio holdings will remain available until the following month's information is posted. The top ten portfolio holdings for each Portfolio (except that certain portfolios publish the top five portfolio holdings) are published quarterly, with a 15-day lag, on www.janus.com. Industry, sector and regional breakdowns are published quarterly, with a 15-day lag, on www.janus.com. On the business day following the posting of the Portfolios' holdings on www.janus.com, the holdings are available to third-party distributors, financial consultants and data aggregators.



   Specific portfolio level attribution analysis for the Portfolios is not publicly disseminated, but is made available monthly upon request via a Janus representative, with a 30-day lag, following the posting of full portfolio holdings on www.janus.com.



   For existing institutional money market clients, full institutional money market fund portfolio holdings are disseminated monthly with no lag, on the business day following the posting of the money market portfolio holdings on www.janus.com.



   Third parties which provide services to the Portfolios, such as trade execution measurement systems providers, independent pricing services, proxy voting services, the portfolios' insurers, computer systems service providers, the Portfolios' custodians and accountants/auditors may receive or have access to nonpublic portfolio holdings information. Examples of other potential recipients of nonpublic portfolio holdings information include fund rating organizations and lenders. Nonpublic portfolio holdings information may also be disclosed in unique circumstances such as merger transactions and redemptions in kind.



   Nonpublic portfolio holdings information may be disclosed to third parties provided that a good faith determination is made by Janus Capital's Chief Compliance Officer or Operating Committee that the Portfolios have a legitimate business purpose and that disclosure is in the Portfolios' best interests and the recipient executes an appropriate confidentiality agreement. The Chief Compliance Officer shall request certifications from service providers as deemed necessary and shall monitor marketing and sales practices and other communications with respect to the Portfolios to determine compliance with the policies and procedures. The Chief Compliance Officer shall report to the Portfolios' Trustees regarding material compliance matters with respect to the policies and procedures. Janus Capital and certain of its personnel have access to the Portfolios' portfolio holdings in the course of providing advisory services. Subadvisers also receive or have access to portfolio holdings information on a more frequent basis related to funds for which they provide subadvisory services. The Portfolios' brokers receive nonpublic portfolio information in the course of executing trades in portfolio securities, and are under a duty of confidentiality or have been instructed to keep the information confidential. No Portfolio or affiliated entity shall receive compensation or other consideration by virtue of disclosure of a Portfolio's portfolio holdings.

INVESTMENT ADVISER AND SUBADVISER
--------------------------------------------------------------------------------

INVESTMENT ADVISER - JANUS CAPITAL MANAGEMENT LLC


   As stated in the Prospectus, each Portfolio has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.



   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolios' investments, provide office space for the Portfolios, and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolios. As discussed below, Janus Capital has delegated certain of these duties for Mid Cap Value Portfolio to Perkins, Wolf, McDonnell and Company ("Perkins"), pursuant to a subadvisory agreement between Janus Capital and Perkins.



   Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that were instrumental in the acquisition or retention of contract owners or plan participants for the Portfolios or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.



   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. You may wish to consider whether such arrangements exist when evaluating any recommendation of the Portfolios.



   Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials or business building programs for such intermediaries to raise awareness of the Portfolios.



   The Portfolios pay custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Portfolio Trustees who are not interested persons of Janus Capital, and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and recordkeeping, for which the Portfolios may reimburse Janus Capital for its costs.



   The Portfolios pay a monthly management fee to Janus Capital for its services. The fee is based on the average daily net assets of each Portfolio and calculated at the annual rate as shown below for each Portfolio.

   The following table reflects the Portfolios' management fees. Effective July 1, 2004, Janus Capital reduced the annual rate of each Portfolio's management fee, as set forth in each Portfolio's Investment Advisory Agreement with Janus Capital and as shown below.





                                                             Management Fees
                                 Average Daily Net       Before           After
Portfolio Name                  Assets of Portfolio   Reduction (%)   Reduction (%)
-----------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth
    Portfolio(1)                All Asset Levels          0.65            0.64
  Forty Portfolio(2)            All Asset Levels          0.65            0.64
  Mid Cap Growth Portfolio      All Asset Levels          0.65            0.64
  Growth and Income Portfolio   All Asset Levels          0.65            0.62
  Core Equity Portfolio         All Asset Levels          0.65            0.60
  Balanced Portfolio            All Asset Levels          0.65            0.55
INTERNATIONAL & GLOBAL
  Worldwide Growth Portfolio    All Asset Levels          0.65            0.60
  International Growth
    Portfolio                   All Asset Levels          0.65            0.64
  Global Technology Portfolio   All Asset Levels          0.65            0.64
  Global Life Sciences
    Portfolio                   All Asset Levels          0.65            0.64
VALUE
  Mid Cap Value Portfolio(3)    All Asset Levels          0.65            0.64
BOND
  Flexible Bond Portfolio(4)    First $300 Million        0.65            0.55
                                Over $300 Million         0.55            0.45



(1) Formerly named Growth Portfolio.


(2) Formerly named Capital Appreciation Portfolio.


(3) 50% of the management fee (less any waivers or expense reimbursements) is payable directly by the Portfolio to Perkins, the Portfolio's subadviser.


(4) Formerly named Flexible Income Portfolio.



   Effective July 1, 2004, Janus Capital has agreed by contract to waive the advisory fee payable by any of the Portfolios in an amount equal to the amount, if any, that such Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the distribution fee applicable to Service Shares and Service II Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed the annual rate shown below. Janus Capital has agreed to continue such waivers until at least May 1, 2006. Mortality risk, expense risk and other charges imposed by participating insurance companies are also excluded from the expense limitations noted.



                                  Expense Limit    Expense Limit
                                  Percentage (%)   Percentage (%)
                                      Before           As of
Portfolio Name                     July 1, 2004     July 1, 2004
-----------------------------------------------------------------
GROWTH & CORE
  Core Equity Portfolio                1.25             1.20
INTERNATIONAL & GLOBAL
  Global Technology Portfolio          1.25             1.24
  Global Life Sciences
    Portfolio                          1.25             1.24
VALUE
  Mid Cap Value Portfolio              1.25             1.24
BOND
  Flexible Bond Portfolio(1)           1.00             0.90



(1) Formerly named Flexible Income Portfolio.

   The following table summarizes the advisory fees paid by the Portfolios and any advisory fee waivers for the last three fiscal years or periods indicated. The information below is for fiscal years or periods ended December 31. The information presented in the table below reflects the management fees in effect during each of the fiscal years or periods shown. [TO BE UPDATED BY AMENDMENT]



                                                    2004                         2003                              2002
                                           -----------------------   ----------------------------        ------------------------
Portfolio Name                             Advisory Fees   Waivers    Advisory Fees       Waivers        Advisory Fees    Waivers
---------------------------------------------------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Portfolio(1)             $              $           $11,199,424        $     0         $14,212,999     $     0
  Forty Portfolio(2)                        $              $           $ 5,844,087        $     0         $ 6,976,455     $     0
  Mid Cap Growth Portfolio                  $              $           $10,589,672        $     0         $11,433,255     $     0
  Growth and Income Portfolio               $              $           $   592,500        $     0         $   979,154     $     0
  Core Equity Portfolio                     $              $           $    65,805        $65,805(3)      $    81,652     $77,139
  Balanced Portfolio                        $              $           $22,967,462        $     0         $23,172,195     $     0
INTERNATIONAL & GLOBAL
  Worldwide Growth Portfolio                $              $           $25,221,002        $     0         $31,798,351     $     0
  International Growth Portfolio            $              $           $ 6,727,576        $     0         $ 8,000,159     $     0
  Global Technology Portfolio               $              $           $ 1,120,872        $     0         $ 1,307,127     $     0
  Global Life Sciences Portfolio            $              $           $   209,329        $     0         $   252,900     $     0
VALUE
  Mid Cap Value Portfolio                   $              $           $   110,595(4)     $59,755                 N/A         N/A
BOND
  Flexible Bond Portfolio(5)                $              $           $ 3,858,699        $     0         $ 2,904,209     $     0



(1) Formerly named Growth Portfolio.


(2) Formerly named Capital Appreciation Portfolio.


(3) Fee waiver by Janus Capital exceeded the advisory fee.


(4) May 1, 2003 (inception) to December 31, 2003.


(5) Formerly named Flexible Income Portfolio.



   Each Portfolio's Advisory Agreement is dated July 1, 2004, and will continue in effect until July 1, 2005, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolios' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Portfolio or the Trustees of the Portfolios. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by any Portfolio or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Portfolio, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Portfolio.


SUBADVISER

PERKINS, WOLF, MCDONNELL AND COMPANY, LLC

   Janus Capital has entered into a subadvisory agreement ("Subadvisory Agreement") on behalf of Mid Cap Value Portfolio with Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois, 60604.


   Perkins: (i) manages the investment operations of Mid Cap Value Portfolio;
   (ii) keeps Janus Capital fully informed as to the valuation of assets of the Portfolio, its condition, investment decisions and conditions; (iii) maintains all books and records required under federal securities law relating to day-to-day portfolio management of the Portfolio; (iv) performs certain limited related administrative functions; and (v) provides the Trustees and Janus Capital with economic, operational and investment data and reports.

   Perkins and its predecessor have been in the investment advisory business since 1984. Perkins also serves as investment adviser or subadviser to separately managed accounts and other registered investment companies. Janus Capital has a 30% ownership stake in Perkins.

   Under the Subadvisory Agreement between Janus Capital and Perkins, investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust's registration statement. The Subadvisory Agreement provides that Perkins shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Portfolio, except for willful malfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Subadvisory Agreement and except to the extent otherwise provided by law.

   Under the Subadvisory Agreement, Mid Cap Value Portfolio pays Perkins a fee equal to 50% of the advisory fee Janus Capital receives from the Portfolio (calculated after any fee waivers and expense reimbursements).


   The Subadvisory Agreement with Perkins will continue in effect until July 1, 2005, and thereafter from year to year if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the Independent Trustees of the Portfolio. The Subadvisory Agreement is subject to termination without cause by Janus Capital or the Trust on 60 days' written notice, or material breach of Janus Capital's or Perkins' duties if that breach is not cured within a 20-day period after notice of breach, or if Perkins is unable to discharge its duties and obligations, and terminates automatically in the event of its assignment or termination of the Investment Advisory Agreement. Perkins may not terminate the Subadvisory Agreement without cause prior to May 1, 2005, and then only upon three years' notice.


   Janus Capital and Perkins have also entered into a Relationship Agreement, which sets forth a framework of mutual cooperation between the parties with respect to the developing, marketing and servicing of products. Among other things, Janus Capital agrees that it will not terminate or recommend to the trustees that they terminate the Subadvisory Agreement with Perkins, except for cause, as long as the Relationship Agreement is in effect. Among other things, Perkins agrees to provide Janus Capital with exclusive rights to certain value investment products and limit its ability to terminate the Subadvisory Agreement without cause. Accordingly, both Janus Capital and Perkins have financial incentives to maintain the relationship between the parties.


   For the fiscal year ended December 31, 2004, Mid Cap Value Portfolio paid
   subadvisory fees to Perkins of $          . [TO BE UPDATED BY AMENDMENT]


APPROVAL OF INVESTMENT ADVISORY AGREEMENTS


   In approving the Portfolios' Advisory Agreements, the Independent Trustees requested and at a series of meetings considered a wide range of information provided by Janus Capital, certain of its affiliates, and Lipper Analytical Services, Inc. At each of these meetings, the Independent Trustees were advised by independent legal counsel.


   Among other things, the Trustees considered information about:


   - the investment objectives and strategy of each Portfolio;



   - Janus Capital, and its current personnel (including particularly those personnel with responsibilities for providing investment, portfolio trading, and administrative services to the Portfolios), and its resources and investment process;


   - the terms of each Advisory Agreement;


   - the scope and quality of the services that Janus Capital provides to the Portfolios;



   - the historical investment performance of each Portfolio and of comparable funds managed by other advisers over various periods, and the efforts by Janus Capital to improve each Portfolio's performance;

   - the structure and rate of advisory fees rates payable to Janus Capital by the Portfolios and by other funds and client accounts managed by Janus Capital, the structure and rate of advisory fees payable to other advisers by comparable funds, and possible alternative fee structures;


   - the total expense ratio of each Portfolio and of comparable funds managed by other advisers;

   - compensation payable by the Portfolios to affiliates of Janus Capital for other services;


   - the methodology used by Janus Capital in determining the compensation payable to portfolio managers and the competition for investment management talent;



   - Janus Capital's agreement to discontinue the use of the Portfolios' portfolio brokerage transactions to obtain research through brokers from third parties;



   - changes in the level of assets in the Portfolios and of all assets managed by Janus Capital;



   - the competitive market for mutual funds in different distribution channels;



   - the response of Janus Capital to various legal and regulatory proceedings; and



   - the profitability to Janus Capital and its affiliates of their relationships with the Portfolios.



   The Independent Trustees met privately with each of the senior officers of Janus Capital and with the portfolio managers for each portfolio, head of trading and chief compliance officer. They also engaged an independent consultant to analyze the alternative compensation methodologies.



   Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved each Advisory Agreement after concluding that the compensation for those services is reasonable and that approval of the Advisory Agreements is consistent with the best interests of the Portfolios and their shareholders.


APPROVAL OF SUBADVISORY AGREEMENT


   The continuation of Mid Cap Value Portfolio's Subadvisory Agreement with Perkins was unanimously approved by the vote of the Trustees cast in person at a meeting held July 15, 2004. In preparation for their meeting, the Trustees requested and reviewed a wide variety of materials, including:


   - information regarding Perkins and its personnel and investment process;

   - the terms of the Subadvisory Agreement;

   - the scope and quality of services to be provided by Perkins;

   - the historical investment performance of accounts managed by Perkins;


   - the rate of fees paid to Perkins by Janus Capital and by other client accounts managed by Perkins; and



   - the procedures followed by Perkins with respect to portfolio's brokerage and trade allocations.



   In addition, the Independent Trustees received advice from independent legal counsel. Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved the continuation of the Subadvisory Agreement and concluded that the compensation under the Subadvisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.


ADDITIONAL INFORMATION ABOUT JANUS CAPITAL AND PERKINS


   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Portfolios, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital and Perkins, accounts will participate in an IPO if the portfolio manager believes the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group"), based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. If, however, the portfolio manager intends to build a long-term position in the company and purchases securities in both the initial offering and in the immediate aftermarket, then all participating portfolio managers' clients will receive the same proportion of IPO shares to aftermarket shares, resulting in a blended price equal to the average price paid for all IPO and immediate aftermarket shares. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating manager's accounts in the IPO Group corresponding to the IPO Classification, subject to a de minimis standard. In situations where a portfolio manager wants to take a small position in a security, an exception to this de minimis standard may be allowed. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.

   Perkins, the subadviser for Mid Cap Value Portfolio, may buy and sell securities, or engage in other investments, on behalf of multiple clients, including Mid Cap Value Portfolio. Perkins seeks to allocate trades among its clients on an equitable basis, taking into consideration such factors as the size of the client's portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability.

   Pursuant to an exemptive order granted by the SEC, the Portfolios and other portfolios advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.

   Each account managed by Janus Capital or Perkins has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with the federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Portfolio shareholders first; (iii) to disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor and care in all matters relating to the Portfolio shareholders; and (v) conduct all personal trading, including transactions in the Portfolios and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.



   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Portfolios, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Portfolios. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Portfolios for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors and the Portfolios, and certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities (including non-money market Janus funds) not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.


   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

   Perkins has adopted its own Code of Ethics, (the "Code"), which Perkins has certified complies with Rule 17j-1 under the 1940 Act. The Code establishes policies and procedures that govern certain types of personal securities transactions by employees of Perkins. Subject to the requirements and restrictions of the Code, individuals are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Portfolios. The Code has provisions that require the employees of Perkins to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Portfolios and to avoid serving their own personal interests ahead of the Portfolios and their shareholders.

PROXY VOTING POLICIES AND PROCEDURES


   Each Portfolio's Board of Trustees has delegated to Janus Capital or the Portfolio's subadviser, as applicable, the authority to vote all proxies relating to such Portfolio's portfolio securities in accordance with Janus Capital's or the applicable subadviser's own policies and procedures. Copies of Janus Capital's or the applicable subadviser's complete policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Portfolios' website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.



   Each Portfolio's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com and from the SEC through the SEC website at http://www.sec.gov.


Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on all major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital portfolio managers and Janus Capital's Office of the Chief Investment Officer. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.



   The role of the Proxy Voting Committee is to work with Janus Capital portfolio management and Janus Capital's Chief Investment Officer to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research) to vote the proxy.


   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES

   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

   AUDITOR ISSUES


   Janus Capital will generally oppose proposals asking for approval of auditors which have a substantial nonaudit relationship with a company.


   EXECUTIVE COMPENSATION ISSUES


   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.


   GENERAL CORPORATE ISSUES


   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS


   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.



   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com.


Perkins, Wolf, McDonnell and Company, LLC
Proxy Voting Summary for Mutual Funds

   Perkins votes proxies in the best interest of its shareholders and without regard to any other Perkins relationship, (business or otherwise). Perkins will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Perkins has developed proxy voting guidelines (the "Perkins Wolf Guidelines") that influence how Perkins portfolio managers vote proxies on securities held by the portfolios Perkins manages. The Perkins Wolf Guidelines, which include recommendations on all major corporate issues, have been developed by the Perkins Wolf Proxy Voting Committee (the "Proxy Voting Committee"). Perkins portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Perkins Wolf Guidelines, however, a portfolio manager may choose to vote differently than the Perkins Wolf Guidelines. Perkins has delegated the administration of its proxy voting to Janus Capital. Janus Capital, on Perkins' behalf, has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

   The role of the Proxy Voting Committee is to develop the Perkins Wolf Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Perkins believes that application of the Perkins Wolf Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Perkins Wolf Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Perkins Wolf Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to the Chief Investment Officer (or the Director of Research) to vote the proxy.

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Perkins Wolf Guidelines for use in voting proxies. Below is a summary of some of the more significant Perkins Wolf Guidelines.

   BOARD OF DIRECTORS ISSUES
   Perkins will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Perkins will generally vote in favor of proposals to increase the minimum number of independent directors. Perkins will generally oppose non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

   AUDITOR ISSUES

   Perkins will generally oppose proposals asking for approval of auditors which have a substantial nonaudit relationship with a company.


   EXECUTIVE COMPENSATION ISSUES

   Perkins reviews executive compensation plans on a case by case basis using research provided by the Proxy Voting Service. Perkins will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Perkins will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period).


   GENERAL CORPORATE ISSUES

   Perkins will generally oppose proposals regarding supermajority voting rights. Perkins will generally oppose proposals for different classes of stock with different voting rights. Perkins will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Perkins will review proposals relating to mergers, acquisitions, tender offers and other similar actions on a case-by-case basis.


   SHAREHOLDER PROPOSALS

   If a shareholder proposal is specifically addressed by the Perkins Wolf Guidelines, Perkins will generally vote pursuant to that Perkins Wolf Guideline. Perkins will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Perkins Wolf will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Perkins Wolf Guidelines.

CUSTODIAN, TRANSFER AGENT AND CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

   State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolios. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Portfolios' securities and cash held outside the United States. The Portfolios' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Portfolios' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Portfolio.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolios' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services to the Portfolios. Janus Services is not compensated for its services related to the Shares, except for out-of-pocket costs.


   The Portfolios pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.06 per shareholder account for each Portfolio except Flexible Bond Portfolio and $3.98 per shareholder account for Flexible Bond Portfolio for the use of DST's shareholder accounting system. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock.



   Janus Distributors LLC ("Janus Distributors"), 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolios. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Janus Capital places all portfolio transactions of the Portfolios. With respect to Mid Cap Value Portfolio, Janus Capital places all portfolio transactions solely upon Perkins' direction.


   Janus Capital and Perkins have a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net price under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital and the subadviser may be permitted to pay higher commissions for research services as described below. The Portfolios may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.



   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. In seeking best execution on trades for portfolios subadvised by Perkins, Janus Capital acts on behalf of and in consultation with Perkins. Those factors include, but are not limited to: Janus Capital's and Perkins' knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Portfolio or to a third party service provider to the Portfolio to pay Portfolio expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital (or Janus Capital acting on behalf of and in consultation with Perkins) determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage, research and other services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital or Perkins, as applicable. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; and other research products and services that assist Janus Capital or Perkins, as applicable, in carrying out their responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's and Perkins' own research efforts. Because Janus Capital and Perkins receive a benefit from research they receive from broker-dealers, Janus Capital and Perkins may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital and Perkins do not consider a broker-dealer's sale of Portfolio shares when choosing a broker-dealer to effect transactions.

   For the fiscal year ended December 31, 2004, the total brokerage commissions paid by the Portfolios to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Portfolios are summarized below. [TO BE UPDATED BY AMENDMENT]



Portfolio Name                                                Commissions    Transactions
------------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Portfolio(1)                               $             $
  Forty Portfolio(2)                                          $             $
  Mid Cap Growth Portfolio                                    $             $
  Growth and Income Portfolio                                 $             $
  Core Equity Portfolio                                       $             $
  Balanced Portfolio                                          $             $
INTERNATIONAL & GLOBAL
  Worldwide Growth Portfolio                                  $             $
  International Growth Portfolio                              $             $
  Global Technology Portfolio                                 $             $
  Global Life Sciences Portfolio                              $             $
VALUE
  Mid Cap Value Portfolio                                     $             $
BOND
  Flexible Bond Portfolio(3)                                  $             $



(1) Formerly named Growth Portfolio.


(2) Formerly named Capital Appreciation Portfolio.


(3) Formerly named Flexible Income Portfolio.



   Janus Capital and Perkins do not guarantee any broker the placement of a pre-determined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital and Perkins do, however, have internal procedures for allocating transactions in a manner consistent with their execution policies to brokers that they have identified as providing research, research-related products or services, or execution-related services of a particular benefit to their clients. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital or Perkins and such research may not necessarily be used by Janus Capital or Perkins in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services earned from equity trades may be used for fixed-income or other clients that normally do not pay brokerage commissions. Perkins may make its own separate arrangements with and maintain internal allocation procedures for allocating transactions to brokers who provide research products and services to encourage them to provide services expected to be useful to Perkins' clients, including Mid Cap Value Portfolio.


   Janus Capital and Perkins may also use step-out transactions in order to receive research products and services. In a step-out transaction, Janus Capital or Perkins directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but "step-out" a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. In a new issue designation, Janus Capital or Perkins directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital or Perkins directs that broker-dealer to designate a portion of the broker-dealer's commission on the new issue purchase to a second broker-dealer that provides such products and/or services. Given Janus Capital's and Perkins's receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital and Perkins have an incentive to continue to engage in such transactions; however, Janus Capital and Perkins only intend to utilize step-out transactions and new issue designations when they believe that doing so would help achieve best execution.

   When the Portfolios purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital or Perkins better prices and executions will be achieved through the use of a broker.

   The following table lists the total amount of brokerage commissions paid by each Portfolio for the fiscal years ending on December 31st of each year shown: [TO BE UPDATED BY AMENDMENT]



Portfolio Name                                                   2004          2003            2002
--------------------------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Portfolio(1)                               $             $ 1,208,776    $ 2,228,365
  Forty Portfolio(2)                                          $             $   767,738    $ 1,146,574
  Mid Cap Growth Portfolio                                    $             $ 1,461,367    $ 2,820,248
  Growth and Income Portfolio                                 $             $   147,442    $   162,261
  Core Equity Portfolio                                       $             $    20,022    $    30,177
  Balanced Portfolio                                          $             $ 3,304,683    $ 3,963,476
INTERNATIONAL & GLOBAL
  Worldwide Growth Portfolio                                  $             $14,793,069    $10,396,500
  International Growth Portfolio                              $             $ 4,525,984    $ 3,067,895
  Global Technology Portfolio                                 $             $   265,513    $   487,690
  Global Life Sciences Portfolio                              $             $    87,294    $   122,348
VALUE
  Mid Cap Value Portfolio                                     $             $   103,070            N/A
BOND
  Flexible Bond Portfolio(3)                                  $             $     3,797    $     7,736



(1) Formerly named Growth Portfolio.


(2) Formerly named Capital Appreciation Portfolio.


(3) Formerly named Flexible Income Portfolio.



   Included in such brokerage commissions are the following amounts paid to DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. DST was an affiliate of JCGI prior to June 16, 2004. The following amounts served to reduce each Portfolio's out-of-pocket expenses through the use of credits against the charges of DST and its affiliates: [TO BE UPDATED BY AMENDMENT]



                                                                Commission Paid
                                                              through DSTS for the
                                                                  Period Ended        Reduction of    % of Total      % of Total
Portfolio Name                                                  June 16, 2004(1)      Expenses(1)     Commissions    Transactions
---------------------------------------------------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Portfolio(2)                                     $                   $                    %              %
  Forty Portfolio(3)                                                $                   $                    %              %
  Mid Cap Growth Portfolio                                          $                   $                    %              %
  Growth and Income Portfolio                                       $                   $                    %              %
  Core Equity Portfolio                                             $                   $                    %              %
  Balanced Portfolio                                                $                   $                    %              %
INTERNATIONAL & GLOBAL
  Worldwide Growth Portfolio                                        $                   $                    %              %



(1) The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.


(2) Formerly named Growth Portfolio.


(3) Formerly named Capital Appreciation Portfolio.

Note: Portfolios that did not execute trades with DSTS during the stated periods are not included in the table.

                                                       Commission Paid                         Commissions Paid
                                                     through DSTS for the                    through DSTS for the
                                                          Year Ended                              Year Ended
                                                         December 31,        Reduction of        December 31,        Reduction of
Portfolio Name                                             2003(1)           Expenses(1)           2002(1)           Expenses(1)
---------------------------------------------------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Portfolio(2)                            $ 7,407             $ 5,556             $48,016             $36,021
  Forty Portfolio(3)                                       $ 4,157             $ 3,118                  --                  --
  Mid Cap Growth Portfolio                                 $ 7,447             $ 5,587             $98,357             $73,786
  Growth and Income Portfolio                              $   301             $   226             $ 1,708             $ 1,281
  Core Equity Portfolio                                    $    66             $    49             $   103             $    77
  Balanced Portfolio                                       $12,861             $ 9,648             $56,153             $42,125
INTERNATIONAL & GLOBAL
  Worldwide Growth Portfolio                               $ 9,596             $ 7,199             $32,922             $24,698
  Global Technology Portfolio                                   --                  --             $   502             $   376
  Global Life Sciences Portfolio                                --                  --             $    35             $    26



(1) The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.


(2) Formerly named Growth Portfolio.


(3) Formerly named Capital Appreciation Portfolio.

Note: Portfolios that did not execute trades with DSTS during the stated periods are not included in the table.


   The Portfolios may also place trades with E*Trade Securities LLC ("E*Trade"), a registered broker-dealer and a wholly-owned subsidiary of E*Trade Group, Inc. Until July 17, 2002, Janus Capital owned, in the aggregate, more than 5% of the outstanding securities of E*Trade Group on behalf of various client accounts, including the Portfolios. By virtue of such ownership, E*Trade Group was considered an affiliate of Janus Capital for 1940 Act purposes during the period that Janus Capital owned more than 5% of the outstanding securities of E*Trade Group. Because it is a wholly-owned subsidiary of E*Trade Group, an affiliate of the Portfolios, E*Trade was considered an affiliated broker of the Portfolios. The table below sets forth the aggregate dollar amount of brokerage commissions paid by each Portfolio to E*Trade for the fiscal year ended December 31, 2002. Portfolios not listed below did not pay any commissions to E*Trade during the relevant period. Information is not shown for the fiscal years ended December 31, 2003 and December 31, 2004 because E*Trade was not considered an "affiliate" of the Portfolios during those periods. [TO BE UPDATED BY AMENDMENT]



                                                              Aggregate Commissions
                                                                 Paid to E*Trade
Portfolio Name                                                        2002
-----------------------------------------------------------------------------------
Worldwide Growth Portfolio                                           $12,430
International Growth Portfolio                                       $ 6,303



   As of December 31, 2004, certain Portfolios owned securities of their regular broker-dealers (or parents), as shown below: [TO BE UPDATED BY AMENDMENT]



                                                                       Name of                              Value of
Portfolio Name                                                      Broker-Dealer                       Securities Owned
--------------------------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees, Advisory Board members and officers of the Trust, together with a brief description of their principal occupations during the last five years.


   Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Portfolios' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Adviser Series. Certain Trustees are also currently Trustees of a fourth registered investment company advised by Janus Capital called Janus Adviser. As of the date of this Statement of Additional Information, collectively, the four registered investment companies consist of 63 series or funds.



   In April 2003, the Trustees established an Advisory Board to provide the Trustees with advice regarding certain Janus funds that, in connection with the reorganization of the Berger family of funds into the Janus funds, received assets from the Berger funds. The Advisory Board was designated by a majority vote of the Trustees and served a two-year term, which ended effective March 2005.


   The Trust's officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Investment Fund, Janus Adviser Series and Janus Adviser.


------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN
 NAME, AGE AS OF                                                                        FUND COMPLEX     OTHER
 DECEMBER 31, 2004    POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH PORTFOLIOS  SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Private Investor.               61               Director, Red
 151 Detroit Street                                                                                      Robin Gourmet
 Denver, CO 80206     Trustee          9/93-Present                                                      Burgers, Inc.
 Age 61
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Executive Vice President and    59               Trustee and
 151 Detroit Street                                     Chief Operating Officer of The                   Vice President,
 Denver, CO 80206                                       Rockefeller Brothers Fund (a                     Asian Cultural
 Age 47                                                 private family foundation).                      Council.
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   59               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History.                                 Director,
 Denver, CO 80206                                                                                        Divergence
 Age 66                                                                                                  Inc.; Director
                                                                                                         of A.M. Castle
                                                                                                         & Co. and W.W.
                                                                                                         Grainger, Inc.;
                                                                                                         Trustee of
                                                                                                         Harris Insight
                                                                                                         Funds Trust (19
                                                                                                         portfolios),
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station), the
                                                                                                         University of
                                                                                                         Chicago and
                                                                                                         Chicago Public
                                                                                                         Education Fund.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN
 NAME, AGE AS OF                                                                        FUND COMPLEX     OTHER
 DECEMBER 31, 2004    POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH PORTFOLIOS  SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          1/97-Present     Professor Emeritus of           61               Co-founder and
 151 Detroit Street                                     Business, University of                          Managing
 Denver, CO 80206                                       Colorado (since 2004).                           Director,
 Age 61                                                 Formerly, Professor of                           Roaring Fork
                                                        Business, University of                          Capital
                                                        Colorado, Colorado Springs, CO                   Partners
                                                        (2002-2004); and Distinguished                   (private equity
                                                        Visiting Professor of Business                   firm);
                                                        (2001-2002), Thunderbird                         Director, Red
                                                        (American Graduate School of                     Robin Gourmet
                                                        International Management),                       Burgers, Inc.
                                                        Phoenix, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          9/93-Present     Corporate Vice President and    59               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 60                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          9/93-Present     Consultant.                     59               N/A
 151 Detroit Street
 Denver, CO 80206
 Age 66
------------------------------------------------------------------------------------------------------------------------
  INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*    Trustee          5/93-Present     Formerly, President             61               N/A
 151 Detroit Street                                     (1978-2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994-2002)
 Age 67                                                 of Janus Capital or Janus
                                                        Capital Corporation; President
                                                        and Director (1994-2002) of
                                                        The Janus Foundation; Chairman
                                                        and Director (1978-2002) of
                                                        Janus Capital Corporation; and
                                                        Director (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------


* The Portfolios are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                                      TERM OF
 NAME, AGE AS OF                                      OFFICE* AND
 DECEMBER 31, 2004                                    LENGTH OF
 AND ADDRESS          POSITIONS HELD WITH PORTFOLIOS  TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Jonathan D. Coleman  Executive Vice President and    2/02-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts. Formerly, Analyst (1994-1997 and
 Denver, CO 80206     Mid Cap Growth Portfolio                       2000-2002) for Janus Capital Corporation.
 Age 33
---------------------------------------------------------------------------------------------------------------------------------
 C. Mike Lu           Executive Vice President and    12/99-Present  Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts.
 Denver, CO 80206     Global Technology Portfolio
 Age 35
---------------------------------------------------------------------------------------------------------------------------------
 Brent A. Lynn        Executive Vice President and    1/01-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts. Formerly, Analyst (1991-2001) for
 Denver, CO 80206     International Growth Portfolio                 Janus Capital Corporation.
 Age 40
---------------------------------------------------------------------------------------------------------------------------------
 Thomas R. Malley     Executive Vice President and    12/99-Present  Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Co-Portfolio Manager                           other Janus accounts.
 Denver, CO 80206     Global Life Sciences Portfolio
 Age 36
---------------------------------------------------------------------------------------------------------------------------------
 Karen L. Reidy       Executive Vice President and    1/00-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts.
 Denver, CO 80206     Core Equity Portfolio and
 Age 37               Balanced Portfolio
---------------------------------------------------------------------------------------------------------------------------------
 Blaine P. Rollins    Executive Vice President and    1/00-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts.
 Denver, CO 80206     Large Cap Growth Portfolio
 Age 37
---------------------------------------------------------------------------------------------------------------------------------
 Scott W. Schoelzel   Executive Vice President and    5/97-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts.
 Denver, CO 80206     Forty Portfolio
 Age 46
---------------------------------------------------------------------------------------------------------------------------------
 Minyoung Sohn        Executive Vice President and    1/04-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts. Formerly, Analyst (1998-2003) for
 Denver, CO 80206     Growth and Income Portfolio                    Janus Capital Corporation.
 Age 29
---------------------------------------------------------------------------------------------------------------------------------
 Ronald V. Speaker    Executive Vice President and    5/93-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts.
 Denver, CO 80206     Flexible Bond Portfolio
 Age 40
---------------------------------------------------------------------------------------------------------------------------------
 Jason P. Yee         Executive Vice President and    7/04-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts. Formerly, Portfolio Manager and
 Denver, CO 80206     Worldwide Growth Portfolio                     Managing Director (1996- 2000) for Bee & Associates and
 Age 35                                                              Analyst (2000-2001) for Janus Capital Corporation.
---------------------------------------------------------------------------------------------------------------------------------


* Officers are elected annually by the Trustees for a one-year term.

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                                      TERM OF
 NAME, AGE AS OF                                      OFFICE* AND
 DECEMBER 31, 2004                                    LENGTH OF
 AND ADDRESS          POSITIONS HELD WITH PORTFOLIOS  TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Heidi W. Hardin      Vice President                  4/00-Present   Vice President and Assistant General Counsel to Janus
 151 Detroit Street                                                  Capital and Janus Services LLC.
 Denver, CO 80206
 Age 37
---------------------------------------------------------------------------------------------------------------------------------
 Bonnie M. Howe       Vice President                  12/99-Present  Vice President and Assistant General Counsel to Janus
 151 Detroit Street                                                  Capital, Janus Distributors LLC and Janus Services LLC.
 Denver, CO 80206                                                    Formerly, Assistant Vice President (1998-2000) for Janus
 Age 39                                                              Service Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes  Vice President and Secretary    12/99-Present  Senior Vice President and General Counsel of Janus Capital
 151 Detroit Street                                                  and Janus Services LLC; Vice President and Assistant General
 Denver, CO 80206     General Counsel                 4/04-Present   Counsel of Janus Distributors LLC. Formerly, Vice President
 Age 39                                                              (2000-2004) and Assistant General Counsel (2002-2004) of
                                                                     Janus Services LLC; Vice President (1999-2004) and Assistant
                                                                     General Counsel (1999-2004) of Janus Capital; and Assistant
                                                                     Vice President (1998-2000) of Janus Service Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski    Vice President and Chief        6/02-Present   Senior Vice President and Chief Compliance Officer of Janus
 151 Detroit Street   Compliance Officer                             Capital, Janus Distributors LLC, and Janus Services LLC;
 Denver, CO 80206                                                    Chief Compliance Officer of Bay Isle Financial LLC and
 Age 47                                                              Enhanced Investment Technologies LLC. Formerly, Vice
                                                                     President of Janus Capital (2000-2005), Janus Distributors
                                                                     LLC (2000-2001) and Janus Services LLC (2004-2005);
                                                                     Assistant Vice President of Janus Services LLC (2000-2004);
                                                                     and Senior Vice President and Director (1985-2000) of Mutual
                                                                     Fund Compliance for Van Kampen Funds.
---------------------------------------------------------------------------------------------------------------------------------
 Girard C. Miller     President and Chief Executive   11/03-Present  Executive Vice President and Chief Operating Officer of
 151 Detroit Street   Officer                                        Janus Capital Group Inc. and Janus Capital; President of
 Denver, CO 80206                                                    Janus Distributors LLC and Janus Capital International LLC;
 Age 53                                                              Executive Vice President of Janus Services LLC; President
                                                                     and Director of Janus Management Holdings Corporation; Chief
                                                                     Operating Officer and President of Capital Group Partners,
                                                                     Inc.; and Director of Janus World Funds. Formerly, Director
                                                                     of Capital Group Partners, Inc. (2003-2004); and President
                                                                     and Chief Executive Officer of ICMA Retirement Corporation
                                                                     (1993-2003).
---------------------------------------------------------------------------------------------------------------------------------


* Officers are elected annually by the Trustees for a one-year term.

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                                      TERM OF
 NAME, AGE AS OF                                      OFFICE* AND
 DECEMBER 31, 2004                                    LENGTH OF
 AND ADDRESS          POSITIONS HELD WITH PORTFOLIOS  TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Jesper Nergaard      Vice President, Treasurer and   2/05-Present   Formerly, Director of Financial Reporting for
 151 Detroit Street   Principal Accounting Officer                   OppenheimerFunds, Inc. (2004-2005); Site Manager and First
 Denver, CO 80206                                                    Vice President of Mellon Global Securities Services (2003);
 Age 42                                                              and Director of Fund Accounting, Project Development and
                                                                     Training of INVESCO Funds Group (1994-2003).
---------------------------------------------------------------------------------------------------------------------------------
 Loren M. Starr       Vice President and Chief        11/03-Present  Senior Vice President and Chief Financial Officer of Janus
 151 Detroit Street   Financial Officer                              Capital, Janus Capital Group Inc., Janus Distributors LLC,
 Denver, CO 80206                                                    Janus Services LLC and Janus Institutional Services LLC;
 Age 43               President and Chief Executive   9/02-11/03     Senior Vice President, Chief Financial Officer and Director
                      Officer                                        of Janus Management Holdings Corporation; Senior Vice
                                                                     President, Chief Financial Officer and Treasurer of Janus
                                                                     International Limited; Director of Janus Holdings
                                                                     Corporation, Capital Group Partners, Inc. and Janus
                                                                     International Holdings LLC; Working Director of Bay Isle
                                                                     Financial LLC and Enhanced Investment Technologies, LLC; and
                                                                     Board member of Janus Global Funds SPC. Formerly, Director of Janus Capital Trust Manager Limited (2001-2004), Janus
                                                                     World Principal Protected Funds (2002-2004), Janus
                                                                     International (Asia) Limited (2002-2004) and Janus World
                                                                     Funds (2001-2004); Vice President, Treasurer, and Chief
                                                                     Financial Officer of Enhanced Investment Technologies, LLC
                                                                     (2003-2004); Vice President of Janus Capital Group Inc.
                                                                     (2003); Vice President (2001-2003), Chief Financial Officer
                                                                     (2001-2004) and Treasurer (2001-2003) of Janus Capital
                                                                     International LLC; Vice President (2001-2004) and Treasurer
                                                                     (2001-2003) of Janus Services LLC; Vice President
                                                                     (2001-2003), Treasurer (2001-2002) and Director (2002-2003)
                                                                     of Janus Capital; Vice President (2002-2005) and Treasurer
                                                                     (2002) of Janus Distributors LLC; Vice President (2001-
                                                                     2005) and Director (2002-2004) of Janus International
                                                                     Limited; Vice President (2002-2005) and Treasurer
                                                                     (2002-2003) of Janus Institutional Services LLC; Vice
                                                                     President (2003-2005) of Janus Management Holdings
                                                                     Corporation; Senior Vice President and Director of Capital
                                                                     Group Partners, Inc. (2003-2004); Vice President, Treasurer
                                                                     and Chief Financial Officer (2001-2002) for Janus
                                                                     International Holding, Inc.; and Managing Director,
                                                                     Treasurer and Head of Corporate Finance and Reporting
                                                                     (1998-2001) for Putnam Investments.
---------------------------------------------------------------------------------------------------------------------------------


* Officers are elected annually by the Trustees for a one-year term.

   The Trustees are responsible for major decisions relating to the establishment or change of each Portfolio's objective(s), policies and techniques. The Trustees also supervise the operation of the Portfolios by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has six standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table: [TO BE UPDATED BY AMENDMENT]



----------------------------------------------------------------------------------------------------------------------------------
                                                                         MEMBERS                           NUMBER OF MEETINGS HELD
                           FUNCTIONS                                     (INDEPENDENT TRUSTEES)            DURING LAST FISCAL YEAR
----------------------------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE           Reviews the financial reporting process, the  John W. McCarter, Jr. (Chairman)
                           system of internal control over financial     Dennis B. Mullen
                           reporting, disclosure controls and            William D. Stewart
                           procedures, Form N-CSR filings and the audit
                           process. The Committee's review of the audit
                           process includes, among other things, the
                           appointment, compensation and oversight of
                           the auditors and pre-approval of all audit
                           and nonaudit services.
----------------------------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE       Reviews and makes recommendations regarding   James T. Rothe (Chairman)
                           matters related to the Trusts' use of         William F. McCalpin
                           brokerage commissions and placement of        Dennis B. Mullen
                           portfolio transactions.
----------------------------------------------------------------------------------------------------------------------------------
 LEGAL AND REGULATORY      Oversees compliance with various procedures   William F. McCalpin (Chairman)
 COMMITTEE                 adopted by the Trusts, reviews registration   William D. Stewart
                           statements on Form N-1A, oversees the         Martin H. Waldinger
                           implementation and administration of the
                           Trusts' Proxy Voting Guidelines and the
                           administration of the Trusts' Code of
                           Ethics.
----------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE    Reviews various matters related to the        Martin H. Waldinger (Chairman)
                           operations of the Janus Money Market Funds,   William F. McCalpin
                           including compliance with their Money Market  James T. Rothe
                           Fund Procedures.
----------------------------------------------------------------------------------------------------------------------------------
 NOMINATING AND            Identifies and recommends individuals for     Dennis B. Mullen (Chairman)
 GOVERNANCE COMMITTEE      election as Trustee, consults with            John W. McCarter, Jr.
                           Management in planning Trustee meetings, and  William D. Stewart oversees the administration of, and ensures
                           the compliance with, the Trusts' Governance
                           Procedures and Guidelines adopted by the
                           Trustees.
----------------------------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE         Determines the fair value of restricted and   William D. Stewart (Chairman)
                           other securities for which market quotations  James T. Rothe
                           are not readily available, or that are        Martin H. Waldinger
                           deemed not to be reliable, pursuant to
                           procedures adopted by the Trustees.
----------------------------------------------------------------------------------------------------------------------------------

   The Trustees cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such Trustees as a group do not own any outstanding Shares of the Portfolios. The table below gives the dollar range of shares of all funds advised by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2004. [TO BE UPDATED BY AMENDMENT]




-------------------------------------------------------------------------------------------------
                        DOLLAR RANGE OF       AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                        EQUITY SECURITIES IN  REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
 NAME OF TRUSTEE        THE PORTFOLIOS        IN JANUS FUNDS
-------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------
 DENNIS B. MULLEN
-------------------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN
-------------------------------------------------------------------------------------------------
 JOHN W. MCCARTER, JR.
-------------------------------------------------------------------------------------------------
 JAMES T. ROTHE
-------------------------------------------------------------------------------------------------
 WILLIAM D. STEWART
-------------------------------------------------------------------------------------------------
 MARTIN H. WALDINGER
-------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------
 THOMAS H. BAILEY
-------------------------------------------------------------------------------------------------



   The following table shows the aggregate compensation earned by and paid to each Trustee by the Portfolios described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Portfolios or the Janus Funds. [TO BE UPDATED BY AMENDMENT]



                                                              Aggregate Compensation       Total Compensation
                                                              from the Portfolios for   from the Janus Funds for
                                                                 fiscal year ended         calendar year ended
Name of Person, Position                                         December 31, 2004        December 31, 2004(1)
-----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Dennis B. Mullen, Chairman and Trustee                                $                         $
William F. McCalpin, Trustee                                          $                         $
John W. McCarter, Jr., Trustee                                        $                         $
James T. Rothe, Trustee                                               $                         $
William D. Stewart, Trustee                                           $                         $
Martin H. Waldinger, Trustee                                          $                         $
INTERESTED TRUSTEE
Thomas H. Bailey, Trustee(2)                                          $                         $


(1) As of December 31, 2004, Janus Funds consisted of four registered investment companies comprised of a total of 61 funds.
(2) Mr. Bailey is being treated as an interested person of the Portfolios and Janus Capital and is compensated by Janus Capital.


   The following table shows the aggregate compensation paid to each member of the Advisory Board by Large Cap Growth Portfolio, Growth and Income Portfolio and International Growth Portfolio, and all Janus Funds for the period indicated. None of the Advisory Board members receive pension or retirement benefits from such Portfolios or the Janus Funds. The Advisory Board's two-year term ended effective March 2005.[TO BE UPDATED BY AMENDMENT]



                                                              Aggregate Compensation      Total Compensation
                                                               from the Portfolios       from the Janus Funds
                                                               for the fiscal year       for the calendar year
                                                                ended December 31,        ended December 31,
Name of Person, Position                                               2004                      2004
---------------------------------------------------------------------------------------------------------------
Katherine A. Cattanach, Advisory Board Chairperson                     $                        $
Harry T. Lewis, Jr., Advisory Board Member                             $                        $
Michael Owen, Advisory Board Member                                    $                        $
Albert C. Yates, Advisory Board Member                                 $                        $

JANUS INVESTMENT PERSONNEL



   [TO BE UPDATED BY AMENDMENT]



   OTHER ACCOUNTS MANAGED



   The following table provides information relating to other accounts managed by the portfolio managers as of December 31, 2004:



                                                                     Registered Investment      Other Pooled
                                                                           Companies         Investment Vehicles   Other Accounts
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio(1)
  Blaine Rollins                Number of Other Accounts Managed
                                Assets in Other Accounts Managed
Forty Portfolio(2)
  Scott Schoelzel               Number of Other Accounts Managed
                                Assets in Other Accounts Managed
Mid Cap Growth Portfolio
  Jonathan Coleman              Number of Other Accounts Managed
                                Assets in Other Accounts Managed
Growth and Income Portfolio
  Minyoung Sohn                 Number of Other Accounts Managed
                                Assets in Other Accounts Managed
Core Equity Portfolio
  Karen Reidy                   Number of Other Accounts Managed
                                Assets in Other Accounts Managed
Balanced Portfolio
  Karen Reidy                   Number of Other Accounts Managed
                                Assets in Other Accounts Managed
Worldwide Growth Portfolio
  Jason Yee                     Number of Other Accounts Managed
                                Assets in Other Accounts Managed
International Growth Portfolio
  Brent Lynn                    Number of Other Accounts Managed
                                Assets in Other Accounts Managed
Global Technology Portfolio
  Mike Lu                       Number of Other Accounts Managed
                                Assets in Other Accounts Managed
Global Life Sciences Portfolio
  Andrew Acker                  Number of Other Accounts Managed
                                Assets in Other Accounts Managed
  Thomas Malley                 Number of Other Accounts Managed
                                Assets in Other Accounts Managed
Flexible Bond Portfolio(3)
  Ronald Speaker                Number of Other Accounts Managed
                                Assets in Other Accounts Managed



(1) Formerly named Growth Portfolio.


(2) Formerly named Capital Appreciation Portfolio.


(3) Formerly named Flexible Income Portfolio.



   MATERIAL CONFLICTS



   As shown in the table above, certain Portfolios' portfolio managers may manage other accounts with investment strategies similar to the Portfolios, including other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts and the portfolio managers may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Portfolio. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but a Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, Janus Capital believes that these risks are mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts. These procedures are described in further detail under "Additional Information About Janus Capital and the Subadvisers."



   COMPENSATION



   The following describes the structure and method of calculating the portfolio managers' compensation as of January 1, 2005.



   A portfolio manager is compensated for managing a Portfolio and any other funds, portfolios or accounts managed by the portfolio manager (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation.



   FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as the complexity of managing funds and other accounts, scope of responsibility (including assets under management), tenure and long-term performance as a portfolio manager.



   VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of Janus Capital Group Inc. ("JCGI") restricted stock, stock options and a cash deferred award that is credited with income, gains and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is structured to pay the portfolio manager primarily on individual performance, with additional compensation available for team performance and a lesser component based on net asset flows in the Managed Funds. Variable compensation is based on pre-tax performance of the Managed Funds.



   A portfolio manager's individual performance compensation is determined by applying a multiplier against the portfolio manager's fixed compensation. The multiplier is tied to the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking for one- and three-year performance periods, if applicable, with a greater emphasis on three-year results. The portfolio manager is also eligible to receive additional individual performance compensation if the Managed Funds achieve a certain rank in their Lipper peer performance groups in each of three, four, or five consecutive years. The portfolio manager's compensation is also subject to reduction in the event that the Managed Funds incur material negative absolute performance, and the portfolio manager will not be eligible to earn any individual performance compensation if the Managed Funds' performance does not meet or exceed a certain ranking in their Lipper peer performance group.



   Equity and fixed-income portfolio managers are also eligible to participate in team performance compensation pools. Equity portfolio managers participate in a designated equity team compensation pool and fixed-income portfolio managers participate in a designated fixed-income team compensation pool. The compensation pools are each derived from a formula tied to the team's aggregate asset-weighted Lipper peer group performance ranking for the one-year performance period. Compensation from each pool is then allocated among the eligible respective participants in each pool at the discretion of Janus Capital. No team performance compensation is paid to any portfolio manager if the aggregate asset-weighted team performance for the one-year period for their respective pool does not meet or exceed a certain rank in the relevant Lipper peer group.

   Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.



   COMPENSATION



   The following describes the structure and method of calculating Andrew Acker's compensation as of January 1, 2005.



   Andrew Acker is compensated for co-managing the Portfolio and any other funds, portfolios or accounts managed by him through two components: fixed compensation and variable compensation.



   Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as scope of responsibility, tenure and long-term performance.



   Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of JCGI restricted stock, stock options and a cash deferred award that is credited with income, gains and losses based on the performance of Janus mutual fund investments selected by Andrew Acker). Variable compensation is based on pre-tax performance. Variable compensation is structured to pay Andrew Acker primarily on his individual contribution with additional compensation available for team performance.



   Individual performance compensation is determined by Janus Capital and based on criteria which may include performance of investment recommendations, team contribution, scope of coverage and subjective criteria.



   Andrew Acker is also eligible for performance compensation through participation in team performance compensation pools which are derived from a formula tied to the team's aggregate asset-weighted peer group performance ranking for the one- and three-year performance periods of certain Janus funds. The performance ranking benchmarks and the investment personnel participating in the team are established by Janus Capital. Such compensation is then allocated among eligible team managers at the discretion of Janus Capital. No team performance compensation is paid to any team member if the aggregate asset-weighted team performance for the one-year period does not meet or exceed a certain rank in the benchmark established by Janus Capital.



   Each Portfolio's Lipper peer group for compensation purposes is shown in the following table:



Portfolio                                                  Lipper Peer Group
------------------------------------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Portfolio(1)                            Multi-Cap Growth Funds
  Forty Portfolio(2)                                       Large-Cap Growth Funds
  Mid Cap Growth Portfolio                                 Mid-Cap Growth Funds
  Growth and Income Portfolio                              Large-Cap Core Funds
  Core Equity Portfolio                                    Large-Cap Core Funds
  Balanced Portfolio                                       Balanced Funds
INTERNATIONAL & GLOBAL
  Worldwide Growth Portfolio                               Global Funds
  International Growth Portfolio                           International Funds
  Global Technology Portfolio                              Specialty/Miscellaneous Funds
  Global Life Sciences Portfolio                           Specialty/Miscellaneous Funds
BOND
  Flexible Bond Portfolio(3)                               Intermediate Investment Grade Debt Funds



(1) Formerly named Growth Portfolio.


(2) Formerly named Capital Appreciation Portfolio.


(3) Formerly named Flexible Income Portfolio.

   OWNERSHIP OF SECURITIES



   The portfolio managers cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such portfolio managers as a group do not own any outstanding Shares of the Portfolios. The portfolio managers may, however, own shares of certain other Janus mutual funds which have comparable investment objectives and strategies to the Portfolios which they manage.



PERKINS INVESTMENT PERSONNEL



   [TO BE UPDATED BY AMENDMENT]



   OTHER ACCOUNTS MANAGED



   The following table provides information relating to other accounts managed by the portfolio managers as of December 31, 2004:



                                                                     Registered Investment      Other Pooled
                                                                           Companies         Investment Vehicles   Other Accounts
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio
  Jeffrey Kautz                 Number of Other Accounts Managed
                                Assets in Other Accounts Managed
  Robert Perkins                Number of Other Accounts Managed
                                Assets in Other Accounts Managed
  Thomas Perkins                Number of Other Accounts Managed
                                Assets in Other Accounts Managed



   MATERIAL CONFLICTS



   As shown in the table above, Mid Cap Value Portfolio's portfolio managers may manage other funds and accounts with investment strategies similar to the Portfolio. Fees earned by the adviser may vary among these accounts and the portfolio managers may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts or funds outperforming the Portfolio. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, Perkins believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes and similar factors. Information regarding Perkins' trade allocation procedures is described under "Additional Information About Janus Capital and the Subadvisers."



   COMPENSATION



   As described under "Investment Advisers and Subadvisers," Janus Capital has entered into a Subadvisory Agreement on behalf of Mid Cap Value Portfolio. The compensation structure of the portfolio managers is determined by Perkins and is summarized by Perkins below.



   For managing the Portfolio, the portfolio managers receive base pay in the form of a fixed annual salary paid by Perkins, Wolf, McDonnell and Company, LLC.

   The portfolio managers, as part owners of Perkins, also receive compensation by virtue of their ownership interests in Perkins. Portfolio managers are also entitled to participate in such life insurance, medical, profit sharing and other programs as may be made generally available from time to time by Perkins for the benefit of its employees generally.

SHARES OF THE TRUST
--------------------------------------------------------------------------------

NET ASSET VALUE DETERMINATION


   As stated in the Portfolios' Prospectus, the net asset value ("NAV") of the Shares of each Portfolio is determined once each day the New York Stock Exchange (the "NYSE") is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per Share NAV of each Portfolio is determined by dividing the total value of a Portfolio's securities and other assets, less liabilities, attributable to the Shares of a Portfolio, by the total number of Shares outstanding. In determining NAV, securities listed on an Exchange, the Nasdaq National Market and foreign markets are generally valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolios are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Portfolios and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are generally valued at their closing bid prices. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of 1:00 p.m. (New York time). Effective the end of the first calendar quarter, the conversion to U.S. dollars will use the applicable exchange rate in effect at the close of the NYSE. Each Portfolio will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures"). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies or significant issuer specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts or pricing of nonvalued securities and restricted or nonpublic securities. The Portfolios may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the NYSE.



   Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Portfolio's NAV is not calculated. A Portfolio calculates its NAV per Share, and therefore effects sales, redemptions and repurchases of its Shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.


PURCHASES


   Shares of the Portfolios can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) certain qualified retirement plans. Participating insurance companies and certain designated organizations are authorized to receive purchase orders on the Portfolios' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Portfolio when authorized organizations, their agents or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Portfolio within contractually specified periods. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day's price, your order must be received in good order by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." The prospectus for your insurance company's separate account or your plan documents contain detailed information about investing in the different Portfolios.


REDEMPTIONS

   Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Certain designated organizations are authorized to receive redemption orders on the Portfolios' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its Shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Portfolios are governed by Rule 18f-1 under the 1940 Act, which requires each Portfolio to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.


   The right to require the Portfolios to redeem their Shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or
   (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS
--------------------------------------------------------------------------------


   It is a policy of the Shares of the Portfolios to make distributions of substantially all of their respective investment income and any net realized capital gains. The Portfolios intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Portfolio failed to qualify as a regulated investment company in any taxable year, the Portfolio may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Portfolios could be required to recognize unrealized gains, pay taxes and interest and make distributions before requalifying as regulated investment companies that are accorded special tax treatment. In addition, each Portfolio intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.


   All income dividends and capital gains distributions, if any, on a Portfolio's Shares are reinvested automatically in additional Shares of that Portfolio at the NAV determined on the first business day following the record date.


   The Portfolios may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Portfolios, the Portfolios may make various elections permitted by the tax laws. However, these elections could require that the Portfolios recognize taxable income, which in turn must be distributed even though the Portfolios may not have received any income upon such an event.



   Some foreign securities purchased by the Portfolios may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Portfolios that qualify under Section 853 of the Code may elect to pass through such taxes to shareholders. If such election is not made by a Portfolio, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment company taxable income.


   Because Shares of the Portfolios can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such contracts or plans. See the prospectus for the separate account of the related insurance company or the plan documents for additional information.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   The officers and Trustees of the Portfolios cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such officers and Trustees as a group do not own any outstanding Shares of
   the Portfolios. As of           , all of the outstanding Shares of the
   Portfolios were owned by certain insurance company separate accounts or qualified plans. The percentage ownership of each separate account or plan owning 5% or more of the Shares of any Portfolio is as follows: [TO BE UPDATED BY AMENDMENT]



   No qualified plan owned 10% or more of the shares of the Trust as a whole.


   The Shares held by the separate accounts of each insurance company, including Shares for which no voting instructions have been received, will be voted by each insurance company in proportion to instructions received from contract owners. Since the listed insurance company separate accounts' voting rights are passed through to contract owners, the insurance companies themselves do not exercise voting control over the shares held in those accounts.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   Each Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on May 20, 1993. As of the date of this SAI, the Trust consists of seventeen series of shares, known as "Portfolios," three of which offer three classes of shares, ten of which offer two classes of shares and four of which offer one class of shares.


   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Portfolios, the Portfolios must cease to use the name "Janus" as soon as reasonably practicable.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each Portfolio are fully paid and nonassessable when issued. Shares of a Portfolio participate equally in dividends and other distributions by the shares of such Portfolio, and in residual assets of that Portfolio in the event of liquidation. Shares of each Portfolio have no preemptive, conversion or subscription rights.

   The Portfolios discussed in this SAI each offer two or three classes of shares. The Shares discussed in this SAI are offered only in connection with investment in and payments under variable insurance contracts and to qualified retirement plans. The other classes of shares, Service Shares and Service II Shares, are offered only in connection with investment in and payments under variable insurance contracts and to qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. For Service II Shares, a redemption fee may be imposed on interests in separate accounts or plans held 60 days or less.

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Portfolio or class only if a matter affects or requires the vote of only that Portfolio or class or that Portfolio's or class' interest in the matter differs from the interest of other Portfolios of the Trust. A shareholder is entitled to one vote for each Share owned.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Portfolio shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two thirds of the votes entitled to be cast at such meeting. The Portfolios will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. Additional information may be found in the participating insurance company's separate account prospectus.

   The Trustees are responsible for major decisions relating to each Portfolio's policies and objectives; the Trustees oversee the operation of each Portfolio by its officers and review the investment decisions of the officers.

   The present Trustees were elected at a meeting of shareholders held on January 31, 2002, except Mr. McCalpin and Mr. McCarter, who were appointed by the Trustees on May 23, 2002, effective June 1, 2002. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining

   Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Portfolio, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws or the Trustees.


   As mentioned above in "Shareholder Meetings," each share of each Portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all Portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all Portfolios of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any Trustees.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



   [TO BE UPDATED BY AMENDMENT]


REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolios or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT


   [TO BE UPDATED BY AMENDMENT]

APPENDIX A
--------------------------------------------------------------------------------

EXPLANATION OF RATING CATEGORIES

   The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital or the subadviser consider security ratings when making investment decisions, they also perform their own investment analysis and do not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
          AA.......................... High quality; very strong capacity to pay principal and interest.
          A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
          BBB-........................ Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
          Non-Investment Grade
          BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                       BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                       outweighed by large uncertainties or major risk exposure to adverse conditions.
          D........................... In default.

MOODY'S INVESTORS
SERVICE, INC.


          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          Aaa......................... Highest quality, smallest degree of investment risk.
          Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
          A........................... Upper to medium-grade obligations; many favorable investment attributes.
          Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
          Non-Investment Grade
          Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
          B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
          Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
          Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
          C........................... Lowest rated; extremely poor prospects of ever attaining investment standing.



   Unrated securities will be treated as non-investment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Split rated securities (securities that receive different ratings from two or more rating agencies) are considered to be in the lower rated category.

                      This page intentionally left blank.

                                  (JANUS LOGO)

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020

                                         May 1, 2005

                                         GROWTH & CORE

                                          Large Cap Growth Portfolio


                                            (Formerly named Growth Portfolio)


                                          Forty Portfolio


                                            (Formerly named Capital Appreciation
                                            Portfolio)

                                          Mid Cap Growth Portfolio
                                          Growth and Income Portfolio
                                          Core Equity Portfolio
                                          Balanced Portfolio
                                         INTERNATIONAL & GLOBAL
                                          Worldwide Growth Portfolio
                                          International Growth Portfolio
                                          Global Technology Portfolio
                                          Global Life Sciences Portfolio
                                          Foreign Stock Portfolio


                                         VALUE
                                          Mid Cap Value Portfolio
                                          Small Company Value Portfolio


                                         RISK-MANAGED
                                          Risk-Managed Growth Portfolio


                                          Risk-Managed Core Portfolio



                                         BOND


                                          Flexible Bond Portfolio


                                            (Formerly named Flexible Income
                                            Portfolio)


                               JANUS ASPEN SERIES
                                 SERVICE SHARES

                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Service Shares (the "Shares") of the Portfolios listed above, each of which is a separate series of Janus Aspen Series, a Delaware statutory trust (the "Trust"). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Janus Capital Management LLC ("Janus Capital") is the investment adviser of each Portfolio. In addition, a subadviser is responsible for the day-to-day operations of certain Portfolios. The name changes for Large Cap Growth Portfolio, Forty Portfolio and Flexible Bond Portfolio were effective May 1, 2005.


     The Shares of the Portfolios may be purchased only by separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, "variable insurance contracts") and by certain qualified retirement plans. Certain Portfolios also offer one or two additional classes of shares to certain qualified plans or separate accounts of insurance companies.


     This SAI is not a Prospectus and should be read in conjunction with the Portfolios' Prospectus dated May 1, 2005, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your insurance company or plan sponsor. This SAI contains additional and more detailed information about the Portfolios' operations and activities than the Prospectus. [TO BE UPDATED BY AMENDMENT]

[JANUS LOGO]

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    Classification, Investment Policies and Restrictions, and
      Investment Strategies and Risks...........................    2
    Investment Adviser and Subadvisers..........................   24
    Custodian, Transfer Agent and Certain Affiliations..........   41
    Portfolio Transactions and Brokerage........................   42
    Trustees and Officers.......................................   47
    Shares of the Trust.........................................   59
       Net Asset Value Determination............................   59
       Purchases................................................   59
       Distribution and Shareholder Servicing Plan..............   60
       Redemptions..............................................   61
    Income Dividends, Capital Gains Distributions and Tax
    Status......................................................   62
    Principal Shareholders......................................   63
    Miscellaneous Information...................................   64
       Shares of the Trust......................................   64
       Shareholder Meetings.....................................   64
       Voting Rights............................................   64
       Independent Registered Public Accounting Firm............   65
       Registration Statement...................................   65
    Financial Statements........................................   66
    Appendix A..................................................   67
       Explanation of Rating Categories.........................   67

CLASSIFICATION, INVESTMENT POLICIES AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


JANUS ASPEN SERIES


   This Statement of Additional Information includes 16 series of the Trust.


   EQUITY PORTFOLIOS. Large Cap Growth Portfolio, Forty Portfolio, Mid Cap Growth Portfolio, Growth and Income Portfolio, Core Equity Portfolio, Balanced Portfolio, Worldwide Growth Portfolio, International Growth Portfolio, Global Technology Portfolio, Global Life Sciences Portfolio, Foreign Stock Portfolio, Mid Cap Value Portfolio, Small Company Value Portfolio, Risk-Managed Growth Portfolio and Risk-Managed Core Portfolio are referred to collectively in this SAI as the "Equity Portfolios."



   INCOME PORTFOLIO. Flexible Bond Portfolio is referred to in this SAI as the "Income Portfolio."


CLASSIFICATION


   Each Portfolio is a series of the Trust, an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Forty Portfolio, Global Technology Portfolio and Foreign Stock Portfolio are classified as nondiversified. Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Growth and Income Portfolio, Core Equity Portfolio, Balanced Portfolio, Worldwide Growth Portfolio, International Growth Portfolio, Global Life Sciences Portfolio, Mid Cap Value Portfolio, Small Company Value Portfolio, Risk-Managed Growth Portfolio, Risk-Managed Core Portfolio and Flexible Bond Portfolio are classified as diversified.


SUBADVISERS

   PORTFOLIO SUBADVISED BY PERKINS. Perkins, Wolf, McDonnell and Company, LLC ("Perkins") is the investment subadviser for Mid Cap Value Portfolio.

   PORTFOLIO SUBADVISED BY BAY ISLE. Bay Isle Financial LLC ("Bay Isle") is the investment subadviser for Small Company Value Portfolio.


   PORTFOLIOS SUBADVISED BY INTECH. Enhanced Investment Technologies, LLC ("INTECH") is the investment subadviser for Risk-Managed Growth Portfolio and Risk-Managed Core Portfolio (together, the "Risk-Managed Portfolios").


INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL PORTFOLIOS

   The Portfolios are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or particular class of shares if a matter affects just that Portfolio or that class of shares), or
   (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Portfolios. Each of these policies applies to all of the Portfolios, except policies (1) and (2), which apply only to the Portfolios specifically listed in those policies.


   (1) With respect to 75% of its total assets, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Growth and Income Portfolio, Core Equity Portfolio, Balanced Portfolio, Worldwide Growth Portfolio, International Growth Portfolio, Global Life Sciences Portfolio, Mid Cap Value Portfolio, Small Company Value Portfolio, Risk-Managed Growth Portfolio, Risk-Managed Core Portfolio and Flexible Bond Portfolio may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

   Each Portfolio may not:


   (2) Invest 25% or more of the value of its respective total assets in any particular industry (other than U.S. Government securities). This policy does not apply to Global Life Sciences Portfolio.


   (3) Invest directly in real estate or interests in real estate; however, the Portfolios may own debt or equity securities issued by companies engaged in those businesses.

   (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Portfolios from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

   (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of a Portfolio's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

   (6) Act as an underwriter of securities issued by others, except to the extent that a Portfolio may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (7) Borrow money except that the Portfolios may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Portfolio's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Portfolios may not issue "senior securities" in contravention of the 1940 Act.

   As a fundamental policy, each Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as such Portfolio.


   The Trustees have adopted additional investment restrictions for the Portfolios. These restrictions are operating policies of the Portfolios and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:



   (a) The Portfolios may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore ("short sales against the box"). In addition, the Equity Portfolios may engage in "naked" short sales, which involve selling a security that a Portfolio borrows and does not own. The total market value of all of a Portfolio's naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.


   (b) The Portfolios do not currently intend to purchase securities on margin, except that the Portfolios may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

   (c) A Portfolio may not mortgage or pledge any securities owned or held by such Portfolio in amounts that exceed, in the aggregate, 15% of that Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

   (d) The Portfolios do not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolios' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (e) The Portfolios may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Portfolios may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

   For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.


   For purposes of each Portfolio's policies on investing in particular industries, the Portfolios will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolios may further classify issuers in accordance with industry classifications as published by the SEC.


INVESTMENT POLICIES APPLICABLE TO CERTAIN PORTFOLIOS

   GLOBAL LIFE SCIENCES PORTFOLIO. As a fundamental policy, Global Life Sciences Portfolio will normally invest at least 25% of its total assets, in the aggregate, in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology. The Portfolio does not have a policy to concentrate in any industry other than those listed above.


   BALANCED PORTFOLIO. As an operational policy, at least 25% of the assets of Balanced Portfolio will normally be invested in fixed-income senior securities.



   FLEXIBLE BOND PORTFOLIO. As a fundamental policy, this Portfolio may not purchase a non-income-producing security if, after such purchase, less than 80% of the Portfolio's total assets would be invested in income-producing securities. Income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).


INVESTMENT STRATEGIES AND RISKS

Cash Position


   As discussed in the Prospectus, a Portfolio's cash position may temporarily increase under various circumstances. Securities that the Portfolios may invest in as a means of receiving a return on idle cash include domestic or foreign denominated commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations.

   These securities may include U.S. and foreign short-term cash instruments. Each Portfolio may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities").


   The Risk-Managed Portfolios, subadvised by INTECH, normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. These Portfolios may use futures and options contracts and may invest in exchange-traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. These Portfolios may invest in U.S. Government securities and other short-term, interest-bearing securities without regard to the Portfolios' otherwise applicable percentage limits, policies or its normal investment emphasis, when INTECH believes market, economic or political conditions warrant a temporary defensive position.

Illiquid Investments


   Each Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper and municipal lease obligations purchased by the Portfolios. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Portfolios' liquidity procedures if traded in that market. Such securities will be treated as "restricted" if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933.



   If illiquid securities exceed 15% of a Portfolio's net assets after the time of purchase the Portfolio will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, a portfolio manager may not be able to dispose of them in a timely manner. As a result, the Portfolio may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Portfolio to decline.


   Each of the Portfolios may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Portfolios may not be able to sell such investments when a portfolio manager deems it appropriate to do so due to restrictions on their sale. In addition, the Portfolios may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Portfolios may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Portfolio's NAV.

Securities Lending

   Under procedures adopted by the Trustees, the Portfolios may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolios may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Portfolios will not have the right to vote on securities while they are being lent, however, the Portfolios will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, and such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC. Cash collateral may also be invested in unaffiliated money market funds or other accounts.


Foreign Securities


   Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:



   CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, due to the overall impact of exposure to the issuer's local currency.


   POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

   REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.


   MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Portfolio's ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio's investment strategies and potentially affecting the value of the Portfolio.


   TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


   EMERGING MARKETS. The Portfolios, particularly Worldwide Growth Portfolio, International Growth Portfolio, Global Technology Portfolio, Global Life Sciences Portfolio and Foreign Stock Portfolio, may invest an unlimited amount of their assets in companies from "developing countries" or "emerging markets." Investing in emerging markets involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio's investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. The securities markets of many of the countries in which the Portfolios may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolios to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities.

Short Sales

   Each Portfolio may engage in "short sales against the box." This technique involves selling either a security that a Portfolio owns, or a security equivalent in kind and amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. A Portfolio may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Portfolio loses the opportunity to participate in the gain.


   The Equity Portfolios may also engage in "naked" short sales. In a naked short sale transaction, a Portfolio sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Portfolio must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. A Portfolio may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations. At the time of a short sale, a Portfolio will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period. The value of the liquid assets will be marked-to-market daily. A Portfolio will engage in naked short sales when its portfolio manager anticipates that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Portfolio must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of a Portfolio's naked short sale positions will not exceed 8% of its assets. If a naked short sale is not successful, the Portfolios' losses are potentially unlimited in cases where the Portfolio is unable to close out its short position.


Zero Coupon, Step Coupon and Pay-In-Kind Securities


   Within the parameters of its specific investment policies, each Portfolio may invest up to 10% (without limit for Flexible Bond Portfolio) of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Portfolio's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).



   Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder (the "Code"), a Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Portfolio will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Portfolio might obtain such cash from selling other portfolio holdings which might cause that Portfolio to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Portfolio expenses could be allocated and to reduce the rate of return for that

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   Portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Portfolio to sell the securities at the time.

   Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

   The Portfolios may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolios. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Portfolio will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

   Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

   Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

   Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolios), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of a Portfolio. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Portfolio might be converted to cash and that Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Portfolio's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

   Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.


   The Portfolios also may invest in pass-through securities, which are interests evidencing direct ownership of a pool of debt securities. Holders of the interests are entitled to receive distributions of interest, principal and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, a Portfolio may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of the funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Portfolios' Prospectuses may apply.


Investment Company Securities


   From time to time, the Portfolios may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) prohibits a Portfolio from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of a Portfolio's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Portfolio having a value in excess of 10% of the Portfolio's total assets. In addition,
   Section 12(d)(1) prohibits another investment company from selling its shares to a Portfolio if, after the sale: (i) the Portfolio owns more than 3% of the other investment company's voting stock; or (ii) the Portfolio and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Portfolios may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds. Cash collateral may also be invested in unaffiliated money market funds or other accounts in excess of limitations of Section 12(d)(1), subject to an appropriate SEC exemptive order.


   Investment companies may include index-based investments such as exchange-traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Depositary Receipts

   The Portfolios may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an

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   unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolios may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.


   Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Portfolios' Prospectus.


U.S. Government Securities


   To the extent permitted by its investment objective and policies, each Portfolio, particularly Flexible Bond Portfolio, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Portfolio may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration and Ginnie Mae. In addition, U.S. Government securities in which a Portfolio may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Portfolios must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.


Municipal Obligations

   The Portfolios may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Portfolio to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

   Other types of income producing securities that the Portfolios may purchase include, but are not limited to, the following types of securities:

   VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index

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


   or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified times prior to maturity.


   In order to most effectively use these investments, a portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, a Portfolio could be adversely affected by the use of variable or floating rate obligations.

   STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Portfolio the option to obligate a broker-dealer or bank to repurchase a security held by that Portfolio at a specified price.

   TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Portfolio will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a fund could lose money or its NAV could decline by the use of inverse floaters.

   STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   The Portfolios will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.

Repurchase and Reverse Repurchase Agreements

   In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Portfolio may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolios to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.


   A Portfolio may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Portfolio will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Portfolio, although the Portfolio's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.


High-Yield/High-Risk Bonds


   Within the parameters of its specific investment policies, no Portfolio intends to invest 35% or more of its net assets in bonds that are rated below investment grade (e.g., bonds rated BB+ or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.), except Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Core Equity Portfolio, Foreign Stock Portfolio, Mid Cap Value Portfolio and Small Company Value Portfolio will, under normal circumstances, each limit its investments in such bonds to less than 20% of its net assets. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Portfolio would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.


   Any Portfolio may also invest in unrated bonds of foreign and domestic issuers. For the Portfolios subject to such limit, unrated bonds will be included in each Portfolio's limit on investments in bonds rated below investment grade unless its portfolio manager deems such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Portfolio's manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.


   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.


   Please refer to the "Explanation of Ratings Categories" section of this Statement of Additional Information for a description of bond rating categories.

Defaulted Securities

   A Portfolio may hold defaulted securities if its portfolio manager believes, based upon his or her analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Portfolios subject to such limit, defaulted securities will be included in each Portfolio's limit on investments in bonds rated below investment grade. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

   FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

   DISPOSITION OF PORTFOLIO SECURITIES. Although these Portfolios generally will purchase securities for which their portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices.

   The Portfolios will limit holdings of any such securities to amounts that the portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Portfolios' ability to readily dispose of securities to meet redemptions.

   OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolios.

Futures, Options and Other Derivative Instruments


   FUTURES CONTRACTS. The Portfolios may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.


   The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Portfolios' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, that Portfolio may be entitled to return of margin owed to such Portfolio only in proportion to the amount received by the FCM's other customers. Janus Capital or the subadviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolios do business and by depositing margin payments in a segregated account with the Portfolios' custodian.


   The Portfolios may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Portfolios have claimed exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Portfolios are not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.



   Although a Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Portfolio immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because a Portfolio's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.


   The Portfolios may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A Portfolio may also enter into futures contracts to protect that Portfolio from fluctuations in the value of individual securities or the securities markets generally, or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Portfolio may also use this technique with respect to an individual company's stock. To the extent a Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover such Portfolio's obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Portfolio with respect to the futures contracts. Conversely, if a Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Portfolio holds an individual company's stock and expects the price of that stock to decline, the Portfolio may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. A Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.


   If a Portfolio owns bonds and the portfolio manager expects interest rates to increase, that Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Portfolio selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of that Portfolio's interest rate futures contract will increase, thereby keeping the net asset value of that Portfolio from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

   The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

   Futures contracts entail risks. Although the Portfolios believe that use of such contracts will benefit the Portfolios, a Portfolio's overall performance could be worse than if such Portfolio had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if a Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio manager must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Portfolio.

   The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Portfolio will not match exactly such Portfolio's current or potential investments. A Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Portfolio's investments.

   Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Portfolio's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Portfolio's other investments.

   Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Portfolio's access to other assets held to cover its futures positions also could be impaired.

   OPTIONS ON FUTURES CONTRACTS. The Portfolios may buy and write put and call options on futures contracts. An option on a future gives a Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Portfolio is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

   The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at the expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Portfolio is considering buying. If a call or put option a Portfolio has written is exercised, such Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

   The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

   The amount of risk a Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

   FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Portfolios may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Currently, the Portfolios do not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.


   The following discussion summarizes the Portfolios' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Portfolio may enter into forward currency contracts with stated contract values of up to the value of that Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Portfolio may invest for nonhedging purposes such as seeking to enhance return. A Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").


   These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Portfolio's currency exposure from one foreign currency to another removes that Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Portfolio if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

   The Portfolios will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolios' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Portfolio's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Portfolio will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, a Portfolio may buy call options permitting such Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or a Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

   While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolios' ability to utilize forward contracts may be restricted. In addition, a Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

   OPTIONS ON FOREIGN CURRENCIES. The Portfolios may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Portfolio may buy put options on the foreign currency. If the value of the currency declines, such Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

   Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Portfolio could sustain losses on transactions in foreign currency options that would require such Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

   The Portfolios may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

   Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

   The Portfolios may write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is "covered" if that Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Portfolio in cash or other liquid assets in a segregated account with the Portfolios' custodian.

   The Portfolios also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

   OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolios may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Portfolios may write and buy options on the same types of securities that the Portfolios may purchase directly.


   A put option written by a Portfolio is "covered" if that Portfolio (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Portfolios' custodian or (ii) holds a put on the same security and in the same principal amount as the put written, and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.


   A call option written by a Portfolio is "covered" if that Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolios' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Portfolio in cash and other liquid assets in a segregated account with its custodian.

   The Portfolios also may write call options that are not covered for cross-hedging purposes. A Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

   The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

   The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

   In the case of a written call option, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Portfolio to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, such Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

   A Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.


   An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Portfolio may not be able to effect closing transactions in particular options and the Portfolio would have to exercise the options in order to realize any profit. If a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.


   A Portfolio may write options in connection with buy-and-write transactions. In other words, a Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a

   Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

   The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or take delivery of the security at the exercise price and that Portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

   A Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

   A Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Portfolio.


   A Portfolio may write straddles (combinations of put and call options on the same underlying security) which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that the Portfolio has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.


   EURODOLLAR INSTRUMENTS. A Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

   SWAPS AND SWAP-RELATED PRODUCTS. A Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Portfolio's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolios' custodian. If a Portfolio enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital or the subadviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

   The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

   There is no limit on the amount of interest rate swap transactions that may be entered into by a Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by a Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.


   A Portfolio may enter into credit default swap agreements for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, a Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, that Portfolio would be subject to investment exposure on the notional amount of the swap.



   A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case that Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to a Portfolio in the event of a default.


   ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Portfolios in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

   Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

   The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


   In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.



   A Portfolio may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by that Portfolio. Such participation may subject a Portfolio to expenses such as legal fees and may make that Portfolio an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict that Portfolio's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Portfolio on such committees also may expose that Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Portfolio would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce that Portfolio's rights as a creditor or to protect the value of securities held by that Portfolio.



PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES



   The non-money market Portfolios' full portfolio holdings are available monthly, with a 30-day lag, on www.janus.com. The money market Portfolios' full portfolio holdings are available monthly, with no lag, on www.janus.com. The non-money market Portfolios' full portfolio holdings will be posted within approximately two business days after month-end. The money market Portfolios' full portfolio holdings will be posted within approximately six business days after month-end. All of the Portfolios' full portfolio holdings will remain available until the following month's information is posted. The top ten portfolio holdings for each Portfolio (except that certain portfolios publish the top five portfolio holdings) are published quarterly, with a 15-day lag, on www.janus.com. Industry, sector and regional breakdowns are published quarterly, with a 15-day lag, on www.janus.com. On the business day following the posting of the Portfolios' holdings on www.janus.com, the holdings are available to third-party distributors, financial consultants and data aggregators.



   Specific portfolio level attribution analysis for the Portfolios is not publicly disseminated, but is made available monthly upon request via a Janus representative, with a 30-day lag, following the posting of full portfolio holdings on www.janus.com.



   For existing institutional money market clients, full institutional money market fund portfolio holdings are disseminated monthly with no lag, on the business day following the posting of the money market portfolio holdings on www.janus.com.

   Third parties which provide services to the Portfolios, such as trade execution measurement systems providers, independent pricing services, proxy voting services, the portfolios' insurers, computer systems service providers, the Portfolios' custodians and accountants/auditors may receive or have access to nonpublic portfolio holdings information. Examples of other potential recipients of nonpublic portfolio holdings information include fund rating organizations and lenders. Nonpublic portfolio holdings information may also be disclosed in unique circumstances such as merger transactions and redemptions in kind.



   Nonpublic portfolio holdings information may be disclosed to third parties provided that a good faith determination is made by Janus Capital's Chief Compliance Officer or Operating Committee that the Portfolios have a legitimate business purpose and that disclosure is in the Portfolios' best interests and the recipient executes an appropriate confidentiality agreement. The Chief Compliance Officer shall request certifications from service providers as deemed necessary and shall monitor marketing and sales practices and other communications with respect to the Portfolios to determine compliance with the policies and procedures. The Chief Compliance Officer shall report to the Portfolios' Trustees regarding material compliance matters with respect to the policies and procedures. Janus Capital and certain of its personnel have access to the Portfolios' portfolio holdings in the course of providing advisory services. Subadvisers also receive or have access to portfolio holdings information on a more frequent basis related to funds for which they provide subadvisory services. The Portfolios' brokers receive nonpublic portfolio information in the course of executing trades in portfolio securities, and are under a duty of confidentiality or have been instructed to keep the information confidential. No Portfolio or affiliated entity shall receive compensation or other consideration by virtue of disclosure of a Portfolio's portfolio holdings.

INVESTMENT ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

INVESTMENT ADVISER - JANUS CAPITAL MANAGEMENT LLC


   As stated in the Prospectus, each Portfolio has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.


   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolios' investments, provide office space for the Portfolios, and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolios. As discussed below, Janus Capital has delegated certain of these duties for certain Portfolios to INTECH, Bay Isle or Perkins pursuant to Subadvisory Agreements between Janus Capital and each Subadviser.


   Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that were instrumental in the acquisition or retention of contract owners or plan participants for the Portfolios or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.



   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. You may wish to consider whether such arrangements exist when evaluating any recommendation of the Portfolios.



   Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials or business building programs for such intermediaries to raise awareness of the Portfolios.



   The Portfolios pay custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Portfolio Trustees who are not interested persons of Janus Capital, and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and recordkeeping, for which the Portfolios may reimburse Janus Capital for its costs.





   The Portfolios pay a monthly management fee to Janus Capital for its services. The fee is based on the average daily net assets of each Portfolio and calculated at the annual rate as shown below for each Portfolio.

   The following table reflects the Portfolios' management fees. Effective July 1, 2004, Janus Capital reduced the annual rate of each Portfolio's management fee, as set forth in each Portfolio's Investment Advisory Agreement with Janus Capital and as shown below.



                                                                   Management Fees
                                 Average Daily Net           Before               After
Portfolio Name                  Assets of Portfolio       Reduction (%)       Reduction (%)
-------------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth
    Portfolio(1)                All Asset Levels              0.65                0.64
  Forty Portfolio(2)            All Asset Levels              0.65                0.64
  Mid Cap Growth Portfolio      All Asset Levels              0.65                0.64
  Growth and Income Portfolio   All Asset Levels              0.65                0.62
  Core Equity Portfolio         All Asset Levels              0.65                0.60
  Balanced Portfolio            All Asset Levels              0.65                0.55
INTERNATIONAL & GLOBAL
  Worldwide Growth Portfolio    All Asset Levels              0.65                0.60
  International Growth
    Portfolio                   All Asset Levels              0.65                0.64
  Global Technology Portfolio   All Asset Levels              0.65                0.64
  Global Life Sciences
    Portfolio                   All Asset Levels              0.65                0.64
  Foreign Stock Portfolio       All Asset Levels              0.65                0.64
VALUE
  Mid Cap Value Portfolio(3)    All Asset Levels              0.65                0.64
  Small Company Value
    Portfolio(4)                All Asset Levels              0.75                0.74
RISK-MANAGED
  Risk-Managed Growth
    Portfolio                   All Asset Levels              0.65                0.50
  Risk-Managed Core Portfolio   All Asset Levels              0.65                0.50
BOND
  Flexible Bond Portfolio(5)    First $300 Million            0.65                0.55
                                Over $300 Million             0.55                0.45



(1) Formerly named Growth Portfolio.


(2) Formerly named Capital Appreciation Portfolio.


(3) 50% of the management fee (less any waivers or expense reimbursements) is payable directly by the Portfolio to Perkins, the Portfolio's subadviser.


(4) The Portfolio pays no fees directly to Bay Isle as the subadviser. Under the Subadvisory Agreement, Bay Isle is compensated by Janus Capital at an annual rate of 0.74%.


(5) Formerly named Flexible Income Portfolio.

   Effective July 1, 2004, Janus Capital has agreed by contract to waive the advisory fee payable by any of the Portfolios in an amount equal to the amount, if any, that such Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the distribution fee applicable to Service Shares and Service II Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed the annual rate shown below. Janus Capital has agreed to continue such waivers until at least May 1, 2006. Mortality risk, expense risk and other charges imposed by participating insurance companies are also excluded from the expense limitations noted.



                                  Expense Limit    Expense Limit
                                  Percentage (%)   Percentage (%)
                                      Before           As of
Portfolio Name                     July 1, 2004     July 1, 2004
-----------------------------------------------------------------
GROWTH & CORE
  Core Equity Portfolio                1.25             1.20
INTERNATIONAL & GLOBAL
  Global Technology Portfolio          1.25             1.24
  Global Life Sciences
    Portfolio                          1.25             1.24
  Foreign Stock Portfolio              1.25             1.24
VALUE
  Mid Cap Value Portfolio              1.25             1.24
  Small Company Portfolio              1.35             1.34
RISK-MANAGED
  Risk-Managed Growth
    Portfolio                          1.25             1.10
  Risk-Managed Core Portfolio          1.25             1.10
BOND
  Flexible Bond Portfolio(1)           1.00             0.90



(1) Formerly named Flexible Income Portfolio.

   The following table summarizes the advisory fees paid by the Portfolios and any advisory fee waivers for the last three fiscal years or periods indicated. The information below is for fiscal years or periods ended December 31. The information presented in the table below reflects the management fees in effect during each of the fiscal years or periods shown. [TO BE UPDATED BY AMENDMENT]



                                                    2004                         2003                              2002
                                           -----------------------   ----------------------------        ------------------------
Portfolio Name                             Advisory Fees   Waivers    Advisory Fees       Waivers        Advisory Fees    Waivers
---------------------------------------------------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Portfolio(1)             $              $           $11,199,424        $     0         $14,212,999     $     0
  Forty Portfolio(2)                        $              $           $ 5,844,087        $     0         $ 6,976,455     $     0
  Mid Cap Growth Portfolio                  $              $           $10,589,672        $     0         $11,433,255     $     0
  Growth and Income Portfolio               $              $           $   592,500        $     0         $   979,154     $     0
  Core Equity Portfolio                     $              $           $    65,805        $65,805(3)      $    81,652     $77,139
  Balanced Portfolio                        $              $           $22,967,462        $     0         $23,172,195     $     0
INTERNATIONAL & GLOBAL
  Worldwide Growth Portfolio                $              $           $25,221,002        $     0         $31,798,351     $     0
  International Growth Portfolio            $              $           $ 6,727,576        $     0         $ 8,000,159     $     0
  Global Technology Portfolio               $              $           $ 1,120,872        $     0         $ 1,307,127     $     0
  Global Life Sciences Portfolio            $              $           $   209,329        $     0         $   252,900     $     0
  Foreign Stock Portfolio                   $              $           $    43,924        $26,075         $    25,926     $25,926(1)
VALUE
  Mid Cap Value Portfolio                   $              $           $   110,595        $59,755                 N/A         N/A
  Small Company Value Portfolio             $              $           $     6,412        $ 6,412(3)              N/A         N/A
RISK-MANAGED
  Risk-Managed Growth Portfolio             $              $           $    52,734(4)     $52,734(3)              N/A         N/A
  Risk-Managed Core Portfolio               $              $           $    54,541(4)     $54,541(3)              N/A         N/A
BOND
  Flexible Bond Portfolio(5)                $              $           $ 3,858,699        $     0         $ 2,904,209     $     0



(1) Formerly named Growth Portfolio.


(2) Formerly named Capital Appreciation Portfolio.


(3) Fee waiver by Janus Capital exceeded the advisory fee.


(4) January 2, 2003 (inception) to December 31, 2003.


(5) Formerly named Flexible Income Portfolio.



   Each Portfolio's Advisory Agreement is dated July 1, 2004, and will continue in effect until July 1, 2005, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolios' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Portfolio or the Trustees of the Portfolios. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by any Portfolio or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Portfolio, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Portfolio.


SUBADVISERS

   Janus Capital has entered into subadvisory agreements ("Subadvisory Agreements") on behalf of Mid Cap Value Portfolio, Small Company Value Portfolio, Risk-Managed Growth Portfolio and Risk-Managed Core Portfolio.

PERKINS, WOLF, MCDONNELL AND COMPANY

   Janus Capital has entered into a subadvisory agreement ("Subadvisory Agreement") on behalf of Mid Cap Value Portfolio with Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois, 60604.


   Perkins: (i) manages the investment operations of Mid Cap Value Portfolio;
   (ii) keeps Janus Capital fully informed as to the valuation of assets of the Portfolio, its condition, investment decisions and conditions; (iii) maintains all books and records required under federal securities law relating to day-to-day portfolio management of the Portfolio; (iv) performs certain limited related administrative functions; and (v) provides the Trustees and Janus Capital with economic, operational and investment data and reports.

   Perkins and its predecessor have been in the investment advisory business since 1984. Perkins also serves as investment adviser or subadviser to separately managed accounts and other registered investment companies. Janus Capital has a 30% ownership stake in Perkins.

   Under the Subadvisory Agreement between Janus Capital and Perkins, investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust's registration statement. The Subadvisory Agreement provides that Perkins shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Portfolio, except for willful malfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Subadvisory Agreement and except to the extent otherwise provided by law.

   Under the Subadvisory Agreement, Mid Cap Value Portfolio pays Perkins a fee equal to 50% of the advisory fee Janus Capital receives from the Portfolio (calculated after any fee waivers and expense reimbursements).


   The Subadvisory Agreement with Perkins will continue in effect until July 1, 2005, and thereafter from year to year if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the Independent Trustees of the Portfolio. The Subadvisory Agreement is subject to termination without cause by Janus Capital or the Trust on 60 days' written notice, or material breach of Janus Capital's or Perkins' duties if that breach is not cured within a 20-day period after notice of breach, or if Perkins is unable to discharge its duties and obligations, and terminates automatically in the event of its assignment or termination of the Investment Advisory Agreement. Perkins may not terminate the Subadvisory Agreement without cause prior to May 1, 2005, and then only upon three years' notice.


   Janus Capital and Perkins have also entered into a Relationship Agreement, which sets forth a framework of mutual cooperation between the parties with respect to the developing, marketing and servicing of products. Among other things, Janus Capital agrees that it will not terminate or recommend to the trustees that they terminate the Subadvisory Agreement with Perkins, except for cause, as long as the Relationship Agreement is in effect. Among other things, Perkins agrees to provide Janus Capital with exclusive rights to certain value investment products and limit its ability to terminate the Subadvisory Agreement without cause. Accordingly, both Janus Capital and Perkins have financial incentives to maintain the relationship between the parties.

BAY ISLE FINANCIAL LLC


   Bay Isle Financial LLC ("Bay Isle"), One Sansome Street, Suite 1650, San Francisco, California 94104, serves as subadviser to Small Company Value Portfolio. Bay Isle: (i) manages the investment operations of Small Company Value Portfolio; (ii) keeps Janus Capital fully informed as to the valuation of assets of the Portfolio, its condition, investment decisions and conditions; (iii) maintains all books and records required under federal securities law related to day-to-day portfolio management of the Portfolio;
   (iv) performs certain limited related administrative functions; and (v) provides the Trustees and Janus Capital with economic, operational and investment data and reports.


   Bay Isle has been in the investment advisory business since 1987. Bay Isle also serves as investment adviser or subadviser to mutual funds, institutional and individual separate accounts. Janus Capital indirectly owns 100% of the outstanding voting shares of Bay Isle.

   Under the Subadvisory Agreement between Janus Capital and Bay Isle, Bay Isle is responsible for day-to-day investment operations of Small Company Value Portfolio. For the Portfolio, investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust's registration statement. The Subadvisory Agreement provides that Bay Isle shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Portfolio, except for willful malfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Subadvisory Agreement and except to the extent otherwise provided by law.


   The Subadvisory Agreement will continue in effect until July 1, 2005, and thereafter from year to year if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the Independent Trustees of the Portfolio. The Subadvisory Agreement is subject to termination by the Portfolio or the subadviser on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.


ENHANCED INVESTMENT TECHNOLOGIES, LLC


   Janus Capital has entered into a subadvisory agreement with Enhanced Investment Technologies, LLC ("INTECH"), 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, on behalf of Risk-Managed Growth Portfolio and Risk-Managed Core Portfolio.



   INTECH has been in the investment advisory business since 1987. INTECH also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, an offshore investment fund and other institutional accounts. Janus Capital owns approximately 77.5% of the outstanding voting shares of INTECH.


   Under the Subadvisory Agreement between Janus Capital and INTECH, INTECH is responsible for day-to-day investment operations of Risk-Managed Growth Portfolio and Risk-Managed Core Portfolio. Investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust's registration statement. INTECH is also obligated to: (i) place all orders for the purchase and sale of investments for the Portfolio with brokers or dealers selected by INTECH; (ii) perform certain limited related administrative functions; (iii) provide the Trustees with oral or written reports regarding the investment portfolio of the Portfolio; and (iv) maintain all books and records required under federal securities law relating to the day-to-day portfolio management of the Portfolios. The Subadvisory Agreement provides that INTECH shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Portfolios, except for willful malfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Subadvisory Agreement and except to the extent otherwise provided by law.


   The Subadvisory Agreement will continue in effect until July 1, 2005, and thereafter from year to year if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the Independent Trustees of the Portfolio. The Subadvisory Agreement is subject to termination by the Portfolio or the subadviser on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.


   Under each Subadvisory Agreement, the respective subadviser is compensated according to the following schedule:

          Portfolio                                                     Subadviser       Annual Rate
          ------------------------------------------------------------------------------------------
          Mid Cap Value Portfolio                                        Perkins           0.325%*
          Small Company Value Portfolio                                 Bay Isle            0.75%
          Risk-Managed Growth Portfolio                                   INTECH            0.26%
          Risk-Managed Core Portfolio                                     INTECH            0.26%

   * Net of fee reimbursement.

   The Risk-Managed Portfolios and Small Company Value Portfolio pay no fees directly to the subadviser. Janus Capital pays these subadvisory fees. For the fiscal year ended December 31, 2004, Mid Cap Value Portfolio paid
   subadvisory fees to Perkins of $          . [TO BE UPDATED BY AMENDMENT]


APPROVAL OF INVESTMENT ADVISORY AGREEMENTS


   In approving the Portfolios' Advisory Agreements, the Independent Trustees requested and at a series of meetings considered a wide range of information provided by Janus Capital, certain of its affiliates, and Lipper Analytical Services, Inc. At each of these meetings, the Independent Trustees were advised by independent legal counsel.


   Among other things, the Trustees considered information about:


   - the investment objectives and strategy of each Portfolio;



   - Janus Capital, and its current personnel (including particularly those personnel with responsibilities for providing investment, portfolio trading, and administrative services to the Portfolios), and its resources and investment process;


   - the terms of each Advisory Agreement;


   - the scope and quality of the services that Janus Capital provides to the Portfolios;



   - the historical investment performance of each Portfolio and of comparable funds managed by other advisers over various periods, and the efforts by Janus Capital to improve each Portfolio's performance;



   - the structure and rate of advisory fees rates payable to Janus Capital by the Portfolios and by other funds and client accounts managed by Janus Capital, the structure and rate of advisory fees payable to other advisers by comparable funds, and possible alternative fee structures;



   - the total expense ratio of each Portfolio and of comparable funds managed by other advisers;


   - compensation payable by the Portfolios to affiliates of Janus Capital for other services;


   - the methodology used by Janus Capital in determining the compensation payable to portfolio managers and the competition for investment management talent;



   - Janus Capital's agreement to discontinue the use of the Portfolios' portfolio brokerage transactions to obtain research through brokers from third parties;



   - changes in the level of assets in the Portfolios and of all assets managed by Janus Capital;



   - the competitive market for mutual funds in different distribution channels;



   - the response of Janus Capital to various legal and regulatory proceedings; and



   - the profitability to Janus Capital and its affiliates of their relationships with the Portfolios.



   The Independent Trustees met privately with each of the senior officers of Janus Capital and with the portfolio managers for each portfolio, head of trading and chief compliance officer. They also engaged an independent consultant to analyze the alternative compensation methodologies.



   Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved each Advisory Agreement after concluding that the compensation for those services is reasonable and that approval of the Advisory Agreements is consistent with the best interests of the Portfolios and their shareholders.


APPROVAL OF SUBADVISORY AGREEMENTS


   The continuation of the subadvised Portfolios' Subadvisory Agreements were unanimously approved by the vote of the Trustees cast in person at a meeting held July 15, 2004. In preparation for their meeting, the Trustees requested and reviewed a wide variety of materials, including:

   - information regarding the subadvisers and their personnel and investment processes;

   - the terms of the Subadvisory Agreements;

   - the scope and quality of the services that the subadvisers provide to the Portfolios;

   - the historical investment performance of accounts managed by INTECH, Perkins and Bay Isle;


   - the rate of fees paid to the subadvisers by Janus Capital and by other client accounts managed by the subadvisers; and



   - the procedures followed by the subadvisers with respect to portfolio's brokerage and trade allocations.



   In addition, the Independent Trustees received advice from independent legal counsel. Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved the continuation of the Subadvisory Agreements and concluded that the compensation under the Subadvisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.


ADDITIONAL INFORMATION ABOUT JANUS CAPITAL AND THE SUBADVISERS


   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Portfolios, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.


   With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital, Perkins and Bay Isle accounts will participate in an IPO if the portfolio manager believes the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group"), based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. If, however, the portfolio manager intends to build a long-term position in the company and purchases securities in both the initial offering and in the immediate aftermarket, then all participating portfolio managers' clients will receive the same proportion of IPO shares to aftermarket shares, resulting in a blended price equal to the average price paid for all IPO and immediate aftermarket shares. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating manager's accounts in the IPO Group corresponding to the IPO Classification, subject to a de minimis standard. In situations where a portfolio manager wants to take a small position in a security, an exception to this de minimis standard may be allowed. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.

   INTECH, the subadviser for Risk-Managed Growth Portfolio and Risk-Managed Core Portfolio, generates regular daily trades for all of its clients, including Risk-Managed Growth Portfolio and Risk-Managed Core Portfolio, using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. No alteration to proportions or calculated trades is permitted without the express permission of INTECH's Chief Investment Officer or his designee. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

   Perkins, the subadviser for Mid Cap Value Portfolio, may buy and sell securities, or engage in other investments, on behalf of multiple clients, including Mid Cap Value Portfolio. Perkins seeks to allocate trades among its clients on an equitable basis, taking into consideration such factors as the size of the client's portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability.

   Bay Isle, the subadviser for Small Company Value Portfolio, may combine orders for multiple clients, including Small Company Value Portfolio. As a general matter, if an order is not completely filled, partial fills will be allocated pro rata in proportion to each client's original order. However, exceptions may be made to avoid, among other things, odd lots and de minimis allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received.

   Pursuant to an exemptive order granted by the SEC, the Portfolios and other portfolios advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.

   Each account managed by Janus Capital or the subadvisers has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


   Janus Capital, INTECH, Bay Isle and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital, INTECH, Bay Isle and Janus Distributors personnel: (i) observe applicable legal (including compliance with the federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Portfolio shareholders first; (iii) to disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor and care in all matters relating to the Portfolio shareholders; and (v) conduct all personal trading, including transactions in the Portfolios and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.



   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital, INTECH, Bay Isle and Janus Distributors personnel, as well as the Trustees and Officers of the Portfolios, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Portfolios. In addition, Janus Capital, INTECH, Bay Isle and Janus Distributors personnel are not permitted to transact in securities held by the Portfolios for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, INTECH, Bay Isle, Janus Distributors and the Portfolios and certain other designated employees deemed to have access to current trading information are required to pre-clear all transactions in securities (including non-money market Janus Portfolios) not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.


   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of

   Ethics and under certain circumstances Janus Capital, INTECH, Bay Isle and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

   Perkins has adopted its own Code of Ethics, (the "Code"), which Perkins has certified complies with Rule 17j-1 under the 1940 Act. The Code establishes policies and procedures that govern certain types of personal securities transactions by employees of Perkins. Subject to the requirements and restrictions of the Code, individuals are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Portfolios. The Code has provisions that require the employees of Perkins to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Portfolios and to avoid serving their own personal interests ahead of the Portfolios and their shareholders.

PROXY VOTING POLICIES AND PROCEDURES


   Each Portfolio's Board of Trustees has delegated to Janus Capital or the Portfolio's subadviser, as applicable, the authority to vote all proxies relating to such Portfolio's portfolio securities in accordance with Janus Capital's or the applicable subadviser's own policies and procedures. Copies of Janus Capital's or the applicable subadviser's complete policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Portfolios' website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.



   Each Portfolio's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com and from the SEC through the SEC website at http://www.sec.gov.


Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES


   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on all major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital portfolio managers and Janus Capital's Office of the Chief Investment Officer. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.



   The role of the Proxy Voting Committee is to work with Janus Capital portfolio management and Janus Capital's Chief Investment Officer to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research) to vote the proxy.

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES

   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

   AUDITOR ISSUES


   Janus Capital will generally oppose proposals asking for approval of auditors which have a substantial nonaudit relationship with a company.


   EXECUTIVE COMPENSATION ISSUES


   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.


   GENERAL CORPORATE ISSUES


   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers and other similar actions on a case-by-case basis.


   SHAREHOLDER PROPOSALS


   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.



   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com.


Perkins, Wolf, McDonnell and Company, LLC
Proxy Voting Summary for Mutual Funds

   Perkins votes proxies in the best interest of its shareholders and without regard to any other Perkins relationship, (business or otherwise). Perkins will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Perkins has developed proxy voting guidelines (the "Perkins Wolf Guidelines") that influence how Perkins portfolio managers vote proxies on securities held by the portfolios Perkins manages. The Perkins Wolf Guidelines, which include recommendations on all major corporate issues, have been developed by the Perkins Wolf Proxy Voting Committee (the "Proxy Voting Committee"). Perkins portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Perkins Wolf Guidelines, however, a portfolio manager may choose to vote differently than the Perkins Wolf Guidelines. Perkins has delegated the administration of its proxy voting to Janus Capital. Janus Capital, on Perkins' behalf, has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

   The role of the Proxy Voting Committee is to develop the Perkins Wolf Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Perkins believes that application of the Perkins Wolf Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Perkins Wolf Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Perkins Wolf Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to the Chief Investment Officer (or the Director of Research) to vote the proxy.

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Perkins Wolf Guidelines for use in voting proxies. Below is a summary of some of the more significant Perkins Wolf Guidelines.

   BOARD OF DIRECTORS ISSUES
   Perkins will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Perkins will generally vote in favor of proposals to increase the minimum number of independent directors. Perkins will generally oppose non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

   AUDITOR ISSUES

   Perkins will generally oppose proposals asking for approval of auditors which have a substantial nonaudit relationship with a company.


   EXECUTIVE COMPENSATION ISSUES

   Perkins reviews executive compensation plans on a case by case basis using research provided by the Proxy Voting Service. Perkins will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Perkins will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period).

   GENERAL CORPORATE ISSUES

   Perkins will generally oppose proposals regarding supermajority voting rights. Perkins will generally oppose proposals for different classes of stock with different voting rights. Perkins will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Perkins will review proposals relating to mergers, acquisitions, tender offers and other similar actions on a case-by-case basis.


   SHAREHOLDER PROPOSALS

   If a shareholder proposal is specifically addressed by the Perkins Wolf Guidelines, Perkins will generally vote pursuant to that Perkins Wolf Guideline. Perkins will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Perkins Wolf will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Perkins Wolf Guidelines.


Bay Isle Financial LLC
Proxy Voting Procedures

   The following represents the procedures for Bay Isle Financial LLC ("Bay Isle") with respect to the voting of proxies on behalf of all mutual funds advised by Bay Isle, for which Bay Isle has voting responsibility and the keeping of records relating to proxy voting.

   GENERAL POLICY. Bay Isle votes proxies in the best interest of if its clients. Bay Isle will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).


   PROXY VOTING COMMITTEE. The Bay Isle Investment Committee (the "Committee") develops Bay Isle' positions on all major corporate issues, creates guidelines and oversees the voting process. The Committee is chaired by the Chief Investment Officer ("CIO"). In creating proxy-voting recommendations, the Committee may analyze proxy proposals from the prior year and evaluate whether those proposals would adversely affect shareholders' interests.



   DELEGATION OF PROXY VOTING ADMINISTRATION. Bay Isle has engaged the services of the Investment Accounting Group of Janus Capital Management, LLC ("Janus") to provide the administration for its proxy voting.


   VOTING AND USE OF PROXY VOTING SERVICE. Bay Isle has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service is responsible for coordinating with the clients' custodians to ensure that all proxy materials received by the custodians relating to the clients' portfolio securities are processed in a timely fashion. In addition, the Proxy Voting Service is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Bay Isle upon request.

   To the extent applicable, the Proxy Voting Service will process all proxy votes in accordance with the Guidelines. The Proxy Administrator is responsible for maintaining this documentation. The Proxy Voting Service will refer proxy questions to the Proxy Administrator for instructions under circumstances where: (1) the application of the Guidelines is unclear; (2) a particular proxy question is not covered by the Guidelines; or (3) the Guidelines call for Bay Isle input. The Portfolio Administrator solicits feedback from the CIO or the Committee as required. Bay Isle also utilizes research services relating to proxy questions provided by the Proxy Voting Service.

   PROCEDURES FOR PROXY ISSUES OUTSIDE THE GUIDELINES. In situations where the Proxy Voting Service refers a proxy question to the Proxy Administrator, the Proxy Administrator will consult with the CIO regarding how the shares will be voted. If the proxy issue raises a conflict of interest (see Conflict of Interest discussion below), the Committee will document how the proxy should be voted and the rationale for such recommendation. If any member of the Committee has had any contact with persons outside of Bay Isle (excluding routine communications with proxy solicitors) regarding the proxy issue, the member will disclose that contact to the Committee. The Committee will then review the voting recommendation. If the Committee believes a conflict exists and that the member's voting recommendation is not in the best interests of the shareholders, the Committee will refer the issue to the Bay Isle Chief Investment Officer to determine how to vote.

   CONFLICTS OF INTEREST. The Committee is responsible for monitoring and resolving possible material conflicts with respect to proxy voting. A conflict of interest may exist, for example, if Bay Isle has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any Committee member with knowledge of a personal conflict of interest (i.e., a family member in a company's management) relating to a particular referral item shall disclose that conflict to the Committee and may be required to recuse himself or herself from the proxy voting process. Issues raising possible conflicts of interest will be referred by the Proxy Administrator to the Committee for resolution. Application of the Guidelines to vote client proxies should, in most cases, adequately address any possible conflicts of interest since the Guidelines are pre-determined.


REPORTING AND RECORD RETENTION


   Bay Isle will retain records of votes cast on behalf of funds subadvised by Bay Isle and all documents prepared by Bay Isle regarding votes cast in contradiction to the Bay Isle guidelines. In addition, any document prepared by Bay Isle that is material to a proxy voting decision such as the Bay Isle Proxy Voting Guidelines, Proxy Voting Committee materials and other internal research relating to voting decisions will be kept. Proxy statements received from issuers are either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation will be retained for a minimum of 6 years.

GENERAL GUIDELINES

   As a general rule, Bay Isle votes proxies under ISS guidelines, unless there are compelling reasons not to do so, because confidence in management is one of the factors considered in making an investment. However, Bay Isle recognizes that certain proposals in the area of corporate governance, anti-takeover measures, capitalization changes and compensation programs may not be "investor friendly" and therefore provide reasons for voting against management.

   As a general matter, Bay isle maintains a consistent voting position with respect to similar proxy proposals made by various firms. However, Bay Isle recognizes that there are gradations in certain types of proposals (e.g., "poison pill" proposals or the potential dilution caused by the issuance of new stock), which may result in different voting positions being taken with respect to different proxy statements. In addition, Bay Isle generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, Bay Isle reviews proxy issues on a case-by-case basis as appropriate. Pursuant to such review, Bay Isle has adopted the following guidelines to provide a framework within which the proxies are voted.

   GUIDELINES

   1. Voting rights shall be exercised on all decisions that have a material effect on the value of the security.

   2. Voting rights shall be exercised so as to maximize and protect the value of the security, looking at both the short-term and longer-term consequences.

   3. Voting rights shall be exercised to give the greatest benefit to the shareholder. This includes considering the shareholder's existing rights and ability to participate in corporate decisions and the accountability of management.

   4. In exercising voting rights, there shall be no undue prejudice in favor of management. The Chief Investment Officer (CIO) will vote all routine matters and will forward all nonroutine matters to the Investment Committee to determine how the proxy will be voted. If the CIO is not available, the proxy will be forwarded to the investment analyst who follows the company that has issued the proxy. The CIO, based upon the attached Guidelines for Differentiating Routine and Nonroutine Matters, shall make the determination as to whether a matter to be voted on is routine or nonroutine.

   ADHERENCE TO GUIDELINES


   It shall be the responsibility of the Portfolio Manager to determine how all nonroutine proxies, for which Bay Isle has voting responsibility, shall be voted. In the CIO's absence, the appropriate investment analyst shall make such determination. In so doing, the guidelines set forth herein shall govern. Bay Isle may, at its discretion, adopt proxy voting standards that relate to specific nonroutine proposals that occur in proxy voting on a recurring basis and which are consistent with these guidelines. It is recognized that there may be occasions when, due to special circumstances, there may be exceptions to the guidelines and, consequently, the guidelines shall be applied with a measure of flexibility.


   RECORD KEEPING

   It shall be the responsibility of the CIO to see that records are maintained as to how Bay Isle voted each proposal on each proxy for which Bay Isle was responsible for voting the proxy. This shall include documentation as to the reason for so voting on nonroutine matters if such documentation is deemed necessary. This information shall be made available to Bay Isle's client upon their request.

GUIDELINES FOR DIFFERENTIATING ROUTINE AND NONROUTINE MATTERS

   The following guidelines shall be used to assist in determining whether a matter to be voted on is routine or nonroutine under Bay Isle's Proxy Voting Policies and Procedures. This guidance is applicable in cases where we exercise discretion to vote proxies. Of course, our clients may reserve the discretion to vote their own proxies or otherwise provide special written guidelines, which should then be followed notwithstanding the following.

ROUTINE MATTERS

   In general, routine matters should be regarded as those which repeatedly arise in the ordinary course of business for periodic review, approval and/or election and which are not otherwise characterized as nonroutine as noted below. Such matters include, without limitation, uncontested elections and the approval of auditors.

NONROUTINE MATTERS

   Nonroutine matters include those which may materially affect shareholder value or are otherwise unusual in nature, including without limitation restructurings, mergers, acquisitions, takeover attempts, anti-takeover defenses, recapitalization, dilutive actions or matters of social responsibility. Below is a list of issues that require special attention:

   CORPORATE GOVERNANCE

   Classified boards

   Removal of directors for cause or by a super majority vote

   Cumulative voting

   Unequal voting rights proposals (superstock)

   Supermajority proposals

   Actions to limit or abolish shareholder rights to act independently

   Proposals to vote unmarked proxies in favor of management

   Preemptive rights

   Change the state of incorporation

   Proposals to increase the company's authorized shares

   Shareholder proposals

   TAKEOVER DEFENSE AND RELATED ACTIONS

   Proposals involving tender offers or mergers

   Fair price provisions

   Proposals to introduce or eliminate greenmail provisions

   Proposals to reevaluate in-place "shark-repellents"

   Shareholder rights plans (poison pills)

   COMPENSATION PLANS

   Stock option plans and/or stock appreciation right plans

   Extension of stock option grants to outside directors

   Incentive plans effective in the event of hostile takeovers or mergers (golden and tin parachutes)

   Proposals creating an unusually favorable compensation structure in advance of sale of the company

   Executive severance agreements

   The CIO shall vote all such matters or shall assign an investment analyst to vote on behalf of Bay Isle.

ENHANCED INVESTMENT TECHNOLOGIES, LLC
PROXY VOTING PROCEDURES

   The following represents the procedures for INTECH with respect to the voting of proxies on behalf of all mutual funds advised by INTECH, for which INTECH has responsibility for voting proxies and the keeping of records relating to proxy voting.

   GENERAL POLICY. INTECH takes seriously its responsibilities in the voting of proxies for those clients who have delegated the voting responsibility to INTECH. However, in INTECH's investment process, buy and sell decisions are determined solely by a mathematical formula that selects optimal holdings and weightings without any consideration of the fundamentals of individual companies or other company-specific factors. As such, extensive corporate research analysis is not performed. Accordingly, INTECH has engaged Institutional Shareholder Services ("ISS"), an independent Proxy Voting Service, to vote all proxies on behalf of client accounts in accordance with its recommendations (the "ISS Recommendations").


   DELEGATION OF PROXY VOTING ADMINISTRATION. INTECH has engaged the services of the Investment Accounting Group of Janus Capital to provide the administration for its proxy voting.



   JANUS INVESTMENT ACCOUNTING GROUP. The Janus Investment Accounting Group works with the Proxy Voting Service and is responsible to INTECH for ensuring that all proxies are voted consistent with the ISS Recommendations.



   VOTING AND USE OF PROXY VOTING SERVICE. ISS assists in the voting of proxies for INTECH's clients, including the Risk-Managed Portfolios. ISS is responsible for coordinating with the mutual funds' custodians to ensure that all proxy materials received by the custodians relating to securities held by the mutual funds are processed in a timely fashion. ISS is responsible for working with the Janus Investment Accounting Group to coordinate the actual votes cast. In addition, ISS is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to INTECH or Janus Capital upon request. ISS will process all proxy votes in accordance with the ISS Recommendations.

   CONFLICTS OF INTEREST. INTECH has adopted the following procedures and controls to avoid conflicts of interest that may arise in connection with proxy voting:

   - ISS shall vote all proxies on INTECH's behalf in accordance with the ISS Recommendations. In its capacity as administrator, Janus Capital shall conduct periodic reviews of proxy voting records on a sample basis to ensure that all votes are actually cast in accordance with this policy.


   - The Janus Investment Accounting Group is not authorized to override any ISS Recommendation.



   - Without limiting the foregoing, the Janus Investment Accounting Group shall not give any consideration to the manner in which votes are being cast on behalf of Janus Capital or its affiliates with respect to a particular matter.


   - Any attempts to influence the proxy voting process shall be reported immediately to the INTECH Chief Operating Officer.

   - All mutual funds are prohibited from investing in securities of Janus Capital or securities of its publicly-traded affiliates. INTECH maintains a Restricted List of securities that may not be purchased on behalf of the mutual funds which includes, among other things, affiliates of the mutual funds. The trading system is designed to prohibit transactions in all securities on the Restricted List.

   In light of the foregoing policies, it is not expected that any conflicts will arise in the proxy voting process. In the unusual circumstance that ISS seeks direction on any matter or INTECH is otherwise in a position of evaluating a proposal on a case-by-case basis, the matter shall be referred to the INTECH Chief Operating Officer to determine whether a material conflict exists. To the extent that a conflict of interest is identified, INTECH will vote the proxy according to the ISS Recommendations.

   REPORTING AND RECORD RETENTION. Janus Capital, on INTECH's behalf, retains proxy statements received regarding client securities, records of votes cast on behalf of clients and records of client requests for proxy voting information. In addition, INTECH will retain copies of its Proxy Voting Procedures and the ISS Guidelines. Proxy statements received from issuers are either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation are retained for a minimum of 6 years.

   REVIEW OF POLICY. INTECH shall periodically review this policy and the services provided by ISS to determine whether the continued use of ISS and the ISS Recommendations is in the best interest of clients.

CUSTODIAN, TRANSFER AGENT AND CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

   State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolios. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Portfolios' securities and cash held outside the United States. The Portfolios' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Portfolios' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Portfolio.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolios' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services to the Portfolios. Janus Services is not compensated for its services related to the Shares, except for out-of-pocket costs. Janus Services may receive from Mid Cap Value Portfolio, Small Company Value Portfolio, Risk-Managed Growth Portfolio and Risk-Managed Core Portfolio a fee at an annual rate of up to .10% of the average daily net assets of the Service Shares of each of these Portfolios, to compensate Janus Services for providing, or arranging for the provision of record keeping, subaccounting, and administrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels.


   For the fiscal year or period ended December 31, 2004, the total service fee amounts paid by Service Shares of the Portfolios to Janus Services are summarized below: [TO BE UPDATED BY AMENDMENT]



                                                                    Service Fees
Portfolio Name                                                    December 31, 2004
-------------------------------------------------------------------------------------
VALUE
  Mid Cap Value Portfolio                                              $
  Small Company Value Portfolio                                        $
RISK-MANAGED
  Risk-Managed Growth Portfolio                                        $
  Risk-Managed Core Portfolio                                          $



   The Portfolios pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.06 per shareholder account for each Portfolio except Flexible Bond Portfolio and $3.98 per shareholder account for Flexible Bond Portfolio for the use of DST's shareholder accounting system. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock.



   Janus Distributors LLC ("Janus Distributors"), 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolios. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Janus Capital places all portfolio transactions of the Portfolios, except for the Risk-Managed Portfolios. With respect to the Portfolios subadvised by Bay Isle and Perkins, Janus Capital places portfolio transactions solely upon each subadviser's direction. Janus Capital may delegate placement of brokerage to Bay Isle. With respect to the Risk-Managed Portfolios, INTECH places portfolio transactions using its proprietary trade system software.


   Janus Capital, Perkins and Bay Isle have a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net price under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital and the subadviser may be permitted to pay higher commissions for research services as described below. The Portfolios may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.



   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. In seeking best execution on trades for portfolios subadvised by Perkins or Bay Isle, Janus acts on behalf of and in consultation with Perkins and Bay Isle. Those factors include, but are not limited to: Janus Capital's, Perkins' and Bay Isle's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Portfolio or to a third party service provider to the Portfolio to pay Portfolio expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital (or Janus Capital acting on behalf of and in consultation with Perkins and Bay Isle) determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage, research and other services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital or Perkins and Bay Isle, as applicable. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; and other research products and services that assist Janus Capital or Perkins and Bay Isle, as applicable, in carrying out their responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's, Perkins' and Bay Isle's own research efforts. Because Janus Capital, Perkins and Bay Isle receive a benefit from research they receive from broker-dealers, Janus Capital, Perkins and Bay Isle may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital, Perkins and Bay Isle do not consider a broker-dealer's sale of Portfolio shares when choosing a broker-dealer to effect transactions.

   For the fiscal year ended December 31, 2004, the total brokerage commissions paid by the Portfolios to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Portfolios are summarized below. [TO BE UPDATED BY AMENDMENT]



Portfolio Name                                                Commissions    Transactions
------------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Portfolio(1)                               $             $
  Forty Portfolio(2)                                          $             $
  Mid Cap Growth Portfolio                                    $             $
  Growth and Income Portfolio                                 $             $
  Core Equity Portfolio                                       $             $
  Balanced Portfolio                                          $             $
INTERNATIONAL & GLOBAL
  Worldwide Growth Portfolio                                  $             $
  International Growth Portfolio                              $             $
  Global Technology Portfolio                                 $             $
  Global Life Sciences Portfolio                              $             $
  Foreign Stock Portfolio                                     $             $
VALUE
  Mid Cap Value Portfolio                                     $             $
  Small Company Value Portfolio                               $             $
BOND
  Flexible Bond Portfolio(3)                                  $             $



(1) Formerly named Growth Portfolio.


(2) Formerly named Capital Appreciation Portfolio.


(3) Formerly named Flexible Income Portfolio.

Note: Portfolios that are not included in the table did not pay any commissions related to research for the stated period.




   Janus Capital, Perkins and Bay Isle do not guarantee any broker the placement of a pre-determined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital, Perkins and Bay Isle do, however, have internal procedures for allocating transactions in a manner consistent with their execution policies to brokers that they have identified as providing research, research-related products or services, or execution-related services of a particular benefit to their clients. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital, Perkins or Bay Isle and such research may not necessarily be used by Janus Capital, Perkins or Bay Isle in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services earned from equity trades may be used for fixed-income or other clients that normally do not pay brokerage commissions. Perkins and Bay Isle may make their own separate arrangements with and maintain internal allocation procedures for allocating transactions to brokers who provide research products and services to encourage them to provide services expected to be useful to that subadviser's clients, including the Portfolios.


   Janus Capital, Bay Isle and Perkins may also use step-out transactions in order to receive research products and services. In a step-out transaction, Janus Capital or the subadviser directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but "step-out" a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. In a new issue designation, Janus Capital or the subadviser directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital or the subadviser directs that broker-dealer to designate a portion of the broker-dealer's commission on the new issue purchase to a second broker-dealer that provides such products and/or services. Given Janus Capital's and the subadvisers' receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital and the subadvisers have an incentive to continue to engage in such transactions; however, Janus Capital and the subadvisers only intend to utilize step-out transactions and new issue designations when they believe that doing so would help achieve best execution.

   INTECH does not consider research services in selecting brokers. For the Risk-Managed Portfolios, regular daily trades are generated by INTECH using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. No alteration to proportions or calculated trades is permitted without the express permission of INTECH's Chief Investment Officer. Trades are submitted to designated brokers at one time during the day, to the extent possible, pre-allocated to individual clients. In the event that an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.



   When the Portfolios purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital or the subadviser better prices and executions will be achieved through the use of a broker.




   The following table lists the total amount of brokerage commissions paid by each Portfolio for the fiscal years or period ending on December 31st of each year shown: [TO BE UPDATED BY AMENDMENT]



Portfolio Name                                                   2004          2003            2002
--------------------------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Portfolio(1)                               $             $ 1,208,776    $ 2,228,365
  Forty Portfolio(2)                                          $             $   767,738    $ 1,146,574
  Mid Cap Growth Portfolio                                    $             $ 1,461,367    $ 2,820,248
  Growth and Income Portfolio                                 $             $   147,442    $   162,261
  Core Equity Portfolio                                       $             $    20,022    $    30,177
  Balanced Portfolio                                          $             $ 3,304,683    $ 3,963,476
INTERNATIONAL & GLOBAL
  Worldwide Growth Portfolio                                  $             $14,793,069    $10,396,500
  International Growth Portfolio                              $             $ 4,525,984    $ 3,067,895
  Global Technology Portfolio                                 $             $   265,513    $   487,690
  Global Life Sciences Portfolio                              $             $    87,294    $   122,348
  Foreign Stock Portfolio                                     $             $     7,823    $    17,692
VALUE
  Mid Cap Value Portfolio                                     $             $   103,070            N/A
  Small Company Value Portfolio                               $             $     2,959            N/A
RISK-MANAGED
  Risk-Managed Growth Portfolio                               $             $     9,899(3)          N/A
  Risk-Managed Core Portfolio                                 $             $    10,771(3)          N/A
BOND
  Flexible Bond Portfolio(4)                                  $             $     3,797    $     7,736





(1) Formerly named Growth Portfolio.


(2) Formerly named Capital Appreciation Portfolio.


(3) January 2, 2003 (inception) to December 31, 2003.




(4) Formerly named Flexible Income Portfolio.

   Included in such brokerage commissions are the following amounts paid to DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. DST was an affiliate of JCGI prior to June 16, 2004. The following amounts served to reduce each Portfolio's out-of-pocket expenses through the use of credits against the charges of DST and its affiliates: [TO BE UPDATED BY AMENDMENT]



                                                                Commission Paid
                                                              through DSTS for the
                                                                  Period Ended        Reduction of    % of Total      % of Total
Portfolio Name                                                  June 16, 2004(1)      Expenses(1)     Commissions    Transactions
---------------------------------------------------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Portfolio(2)                                     $                   $                    %              %
  Forty Portfolio(3)                                                $                   $                    %              %
  Mid Cap Growth Portfolio                                          $                   $                    %              %
  Growth and Income Portfolio                                       $                   $                    %              %
  Core Equity Portfolio                                             $                   $                    %              %
  Balanced Portfolio                                                $                   $                    %              %
INTERNATIONAL & GLOBAL
  Worldwide Growth Portfolio                                        $                   $                    %              %
  Foreign Stock Portfolio                                           $                   $                    %              %



(1) The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.




(2) Formerly named Growth Portfolio.


(3) Formerly named Capital Appreciation Portfolio.

Note: Portfolios that did not execute trades with DSTS during the stated periods are not included in the table.


                                                       Commission Paid                         Commissions Paid
                                                     through DSTS for the                    through DSTS for the
                                                          Year Ended                              Year Ended
                                                         December 31,        Reduction of        December 31,        Reduction of
Portfolio Name                                             2003(1)           Expenses(1)           2002(1)           Expenses(1)
---------------------------------------------------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Portfolio(2)                            $ 7,407             $ 5,556             $48,016             $36,021
  Forty Portfolio(3)                                       $ 4,157             $ 3,118                  --                  --
  Mid Cap Growth Portfolio                                 $ 7,447             $ 5,587             $98,357             $73,786
  Growth and Income Portfolio                              $   301             $   226             $ 1,708             $ 1,281
  Core Equity Portfolio                                    $    66             $    49             $   103             $    77
  Balanced Portfolio                                       $12,861             $ 9,648             $56,153             $42,125
INTERNATIONAL & GLOBAL
  Worldwide Growth Portfolio                               $ 9,596             $ 7,199             $32,922             $24,698
  Global Technology Portfolio                                   --                  --             $   502             $   376
  Global Life Sciences Portfolio                                --                  --             $    35             $    26
  Foreign Stock Portfolio                                  $   206             $   154                  --                  --



(1) The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.


(2) Formerly named Growth Portfolio.


(3) Formerly named Capital Appreciation Portfolio.

Note: Portfolios that did not execute trades with DSTS during the stated periods are not included in the table.

   The Portfolios may also place trades with E*Trade Securities LLC ("E*Trade"), a registered broker-dealer and a wholly-owned subsidiary of E*Trade Group, Inc. Until July 17, 2002, Janus Capital owned, in the aggregate, more than 5% of the outstanding securities of E*Trade Group on behalf of various client accounts, including the Portfolios. By virtue of such ownership, E*Trade Group was considered an affiliate of Janus Capital for 1940 Act purposes during the period that Janus Capital owned more than 5% of the outstanding securities of E*Trade Group. Because it is a wholly-owned subsidiary of E*Trade Group, an affiliate of the Portfolios, E*Trade was considered an affiliated broker of the Portfolios. The table below sets forth the aggregate dollar amount of brokerage commissions paid by each Portfolio to E*Trade for the fiscal year ended December 31, 2002. Portfolios not listed below did not pay any commissions to E*Trade during the relevant period. Information is not shown for the fiscal years ended December 31, 2003 and December 31, 2004 because E*Trade was not considered an "affiliate" of the Portfolios during those periods. [TO BE UPDATED BY AMENDMENT]



                                                              Aggregate Commissions
                                                                 Paid to E*Trade
Portfolio Name                                                        2002
-----------------------------------------------------------------------------------
Worldwide Growth Portfolio                                           $12,430
International Growth Portfolio                                       $ 6,303



   As of December 31, 2004, certain Portfolios owned securities of their regular broker-dealers (or parents), as shown below: [TO BE UPDATED BY AMENDMENT]



                                                                       Name of                              Value of
Portfolio Name                                                      Broker-Dealer                       Securities Owned
--------------------------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees, Advisory Board members and officers of the Trust, together with a brief description of their principal occupations during the last five years.


   Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Portfolios' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Adviser Series. Certain Trustees are also currently Trustees of a fourth registered investment company advised by Janus Capital called Janus Adviser. As of the date of this Statement of Additional Information, collectively, the four registered investment companies consist of 63 series or funds.



   In April 2003, the Trustees established an Advisory Board to provide the Trustees with advice regarding certain Janus funds that, in connection with the reorganization of the Berger family of funds into the Janus funds, received assets from the Berger funds. The Advisory Board was designated by a majority vote of the Trustees and served a two-year term, which ended effective March 2005.


   The Trust's officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Investment Fund, Janus Adviser Series and Janus Adviser.


------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN
 NAME, AGE AS OF                                                                        FUND COMPLEX     OTHER
 DECEMBER 31, 2004    POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH PORTFOLIOS  SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Private Investor.               61               Director, Red
 151 Detroit Street                                                                                      Robin Gourmet
 Denver, CO 80206     Trustee          9/93-Present                                                      Burgers, Inc.
 Age 61
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Executive Vice President and    59               Trustee and
 151 Detroit Street                                     Chief Operating Officer of The                   Vice President,
 Denver, CO 80206                                       Rockefeller Brothers Fund (a                     Asian Cultural
 Age 47                                                 private family foundation).                      Council.
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   59               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History.                                 Director,
 Denver, CO 80206                                                                                        Divergence
 Age 66                                                                                                  Inc.; Director
                                                                                                         of A.M. Castle
                                                                                                         & Co. and W.W.
                                                                                                         Grainger, Inc.;
                                                                                                         Trustee of
                                                                                                         Harris Insight
                                                                                                         Funds Trust (19
                                                                                                         portfolios),
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station), the
                                                                                                         University of
                                                                                                         Chicago and
                                                                                                         Chicago Public
                                                                                                         Education Fund.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN
 NAME, AGE AS OF                                                                        FUND COMPLEX     OTHER
 DECEMBER 31, 2004    POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH PORTFOLIOS  SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          1/97-Present     Professor Emeritus of           61               Co-founder and
 151 Detroit Street                                     Business, University of                          Managing
 Denver, CO 80206                                       Colorado (since 2004).                           Director,
 Age 61                                                 Formerly, Professor of                           Roaring Fork
                                                        Business, University of                          Capital
                                                        Colorado, Colorado Springs, CO                   Partners
                                                        (2002-2004); and Distinguished                   (private equity
                                                        Visiting Professor of Business                   firm);
                                                        (2001-2002), Thunderbird                         Director, Red
                                                        (American Graduate School of                     Robin Gourmet
                                                        International Management),                       Burgers, Inc.
                                                        Phoenix, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          9/93-Present     Corporate Vice President and    59               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 60                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          9/93-Present     Consultant.                     59               N/A
 151 Detroit Street
 Denver, CO 80206
 Age 66
------------------------------------------------------------------------------------------------------------------------
  INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*    Trustee          5/93-Present     Formerly, President             61               N/A
 151 Detroit Street                                     (1978-2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994-2002)
 Age 67                                                 of Janus Capital or Janus
                                                        Capital Corporation; President
                                                        and Director (1994-2002) of
                                                        The Janus Foundation; Chairman
                                                        and Director (1978-2002) of
                                                        Janus Capital Corporation; and
                                                        Director (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------



* The Portfolios are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                                      TERM OF
 NAME, AGE AS OF                                      OFFICE* AND
 DECEMBER 31, 2004                                    LENGTH OF
 AND ADDRESS          POSITIONS HELD WITH PORTFOLIOS  TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Jonathan D. Coleman  Executive Vice President and    2/02-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts. Formerly, Analyst (1994-1997 and
 Denver, CO 80206     Mid Cap Growth Portfolio                       2000-2002) for Janus Capital Corporation.
 Age 33
---------------------------------------------------------------------------------------------------------------------------------
 C. Mike Lu           Executive Vice President and    12/99-Present  Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts.
 Denver, CO 80206     Global Technology Portfolio
 Age 35
---------------------------------------------------------------------------------------------------------------------------------
 Brent A. Lynn        Executive Vice President and    1/01-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts. Formerly, Analyst (1991-2001) for
 Denver, CO 80206     International Growth Portfolio                 Janus Capital Corporation.
 Age 40
---------------------------------------------------------------------------------------------------------------------------------
 Thomas R. Malley     Executive Vice President and    12/99-Present  Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Co-Portfolio Manager                           other Janus accounts.
 Denver, CO 80206     Global Life Sciences Portfolio
 Age 36
---------------------------------------------------------------------------------------------------------------------------------
 Karen L. Reidy       Executive Vice President and    1/00-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts.
 Denver, CO 80206     Core Equity Portfolio and
 Age 37               Balanced Portfolio
---------------------------------------------------------------------------------------------------------------------------------
 Blaine P. Rollins    Executive Vice President and    1/00-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts.
 Denver, CO 80206     Large Cap Growth Portfolio
 Age 37
---------------------------------------------------------------------------------------------------------------------------------
 Scott W. Schoelzel   Executive Vice President and    5/97-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts.
 Denver, CO 80206     Forty Portfolio
 Age 46
---------------------------------------------------------------------------------------------------------------------------------
 Minyoung Sohn        Executive Vice President and    1/04-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts. Formerly, Analyst (1998-2003) for
 Denver, CO 80206     Growth and Income Portfolio                    Janus Capital Corporation.
 Age 29
---------------------------------------------------------------------------------------------------------------------------------
 Ronald V. Speaker    Executive Vice President and    5/93-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts.
 Denver, CO 80206     Flexible Bond Portfolio
 Age 40
---------------------------------------------------------------------------------------------------------------------------------
 Jason P. Yee         Executive Vice President and    7/04-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts. Formerly, Portfolio Manager and
 Denver, CO 80206     Worldwide Growth Portfolio and                 Managing Director (1996- 2000) for Bee & Associates and
 Age 35               Foreign Stock Portfolio         3/01-Present   Analyst (2000-2001) for Janus Capital Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 Heidi W. Hardin      Vice President                  4/00-Present   Vice President and Assistant General Counsel to Janus
 151 Detroit Street                                                  Capital and Janus Services LLC.
 Denver, CO 80206
 Age 37
---------------------------------------------------------------------------------------------------------------------------------
 Bonnie M. Howe       Vice President                  12/99-Present  Vice President and Assistant General Counsel to Janus
 151 Detroit Street                                                  Capital, Janus Distributors LLC and Janus Services LLC.
 Denver, CO 80206                                                    Formerly, Assistant Vice President (1998-2000) for Janus
 Age 39                                                              Service Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes  Vice President and Secretary    12/99-Present  Senior Vice President and General Counsel of Janus Capital
 151 Detroit Street                                                  and Janus Services LLC; Vice President and Assistant General
 Denver, CO 80206     General Counsel                 4/04-Present   Counsel of Janus Distributors LLC. Formerly, Vice President
 Age 39                                                              (2000-2004) and Assistant General Counsel (2002-2004) of
                                                                     Janus Services LLC; Vice President (1999-2004) and Assistant
                                                                     General Counsel (1999-2004) of Janus Capital; and Assistant
                                                                     Vice President (1998-2000) of Janus Service Corporation.
---------------------------------------------------------------------------------------------------------------------------------



* Officers are elected annually by the Trustees for a one-year term.

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                                      TERM OF
 NAME, AGE AS OF                                      OFFICE* AND
 DECEMBER 31, 2004                                    LENGTH OF
 AND ADDRESS          POSITIONS HELD WITH PORTFOLIOS  TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski    Vice President and Chief        6/02-Present   Senior Vice President and Chief Compliance Officer of Janus
 151 Detroit Street   Compliance Officer                             Capital, Janus Distributors LLC, and Janus Services LLC;
 Denver, CO 80206                                                    Chief Compliance Officer of Bay Isle Financial LLC and
 Age 47                                                              Enhanced Investment Technologies LLC. Formerly, Vice
                                                                     President of Janus Capital (2000-2005), Janus Distributors
                                                                     LLC (2000-2001) and Janus Services LLC (2004-2005);
                                                                     Assistant Vice President of Janus Services LLC (2000-2004);
                                                                     and Senior Vice President and Director (1985-2000) of Mutual
                                                                     Fund Compliance for Van Kampen Funds.
---------------------------------------------------------------------------------------------------------------------------------
 Girard C. Miller     President and Chief Executive   11/03-Present  Executive Vice President and Chief Operating Officer of
 151 Detroit Street   Officer                                        Janus Capital Group Inc. and Janus Capital; President of
 Denver, CO 80206                                                    Janus Distributors LLC and Janus Capital International LLC;
 Age 53                                                              Executive Vice President of Janus Services LLC; President
                                                                     and Director of Janus Management Holdings Corporation; Chief
                                                                     Operating Officer and President of Capital Group Partners,
                                                                     Inc.; and Director of Janus World Funds. Formerly, Director
                                                                     of Capital Group Partners, Inc. (2003-2004); and President
                                                                     and Chief Executive Officer of ICMA Retirement Corporation
                                                                     (1993-2003).
---------------------------------------------------------------------------------------------------------------------------------
 Jesper Nergaard      Vice President, Treasurer and   2/05-Present   Formerly, Director of Financial Reporting for
 151 Detroit Street   Principal Accounting Officer                   OppenheimerFunds, Inc. (2004-2005); Site Manager and First
 Denver, CO 80206                                                    Vice President of Mellon Global Securities Services (2003);
 Age 42                                                              and Director of Fund Accounting, Project Development and
                                                                     Training of INVESCO Funds Group (1994-2003).
---------------------------------------------------------------------------------------------------------------------------------
 Loren M. Starr       Vice President and Chief        11/03-Present  Senior Vice President and Chief Financial Officer of Janus
 151 Detroit Street   Financial Officer                              Capital, Janus Capital Group Inc., Janus Distributors LLC,
 Denver, CO 80206                                                    Janus Services LLC and Janus Institutional Services LLC;
 Age 43               President and Chief Executive   9/02-11/03     Senior Vice President, Chief Financial Officer and Director
                      Officer                                        of Janus Management Holdings Corporation; Senior Vice
                                                                     President, Chief Financial Officer and Treasurer of Janus
                                                                     International Limited; Director of Janus Holdings
                                                                     Corporation, Capital Group Partners, Inc. and Janus
                                                                     International Holdings LLC; Working Director of Bay Isle
                                                                     Financial LLC and Enhanced Investment Technologies, LLC; and
                                                                     Board member of Janus Global Funds SPC. Formerly, Director of Janus Capital Trust Manager Limited (2001-2004), Janus
                                                                     World Principal Protected Funds (2002-2004), Janus
                                                                     International (Asia) Limited (2002-2004) and Janus World
                                                                     Funds (2001-2004); Vice President, Treasurer, and Chief
                                                                     Financial Officer of Enhanced Investment Technologies, LLC
                                                                     (2003-2004); Vice President of Janus Capital Group Inc.
                                                                     (2003); Vice President (2001-2003), Chief Financial Officer
                                                                     (2001-2004) and Treasurer (2001-2003) of Janus Capital
                                                                     International LLC; Vice President (2001-2004) and Treasurer
                                                                     (2001-2003) of Janus Services LLC; Vice President
                                                                     (2001-2003), Treasurer (2001-2002) and Director (2002-2003)
                                                                     of Janus Capital; Vice President (2002-2005) and Treasurer
                                                                     (2002) of Janus Distributors LLC; Vice President (2001-
                                                                     2005) and Director (2002-2004) of Janus International
                                                                     Limited; Vice President (2002-2005) and Treasurer
                                                                     (2002-2003) of Janus Institutional Services LLC; Vice
                                                                     President (2003-2005) of Janus Management Holdings
                                                                     Corporation; Senior Vice President and Director of Capital
                                                                     Group Partners, Inc. (2003-2004); Vice President, Treasurer
                                                                     and Chief Financial Officer (2001-2002) for Janus
                                                                     International Holding, Inc.; and Managing Director,
                                                                     Treasurer and Head of Corporate Finance and Reporting
                                                                     (1998-2001) for Putnam Investments.
---------------------------------------------------------------------------------------------------------------------------------



* Officers are elected annually by the Trustees for a one-year term.

   The Trustees are responsible for major decisions relating to the establishment or change of each Portfolio's objective(s), policies and techniques. The Trustees also supervise the operation of the Portfolios by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has six standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table: [TO BE UPDATED BY AMENDMENT]



----------------------------------------------------------------------------------------------------------------------------------
                                                                         MEMBERS                           NUMBER OF MEETINGS HELD
                           FUNCTIONS                                     (INDEPENDENT TRUSTEES)            DURING LAST FISCAL YEAR
----------------------------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE           Reviews the financial reporting process, the  John W. McCarter, Jr. (Chairman)
                           system of internal control over financial     Dennis B. Mullen
                           reporting, disclosure controls and            William D. Stewart
                           procedures, Form N-CSR filings and the audit
                           process. The Committee's review of the audit
                           process includes, among other things, the
                           appointment, compensation and oversight of
                           the auditors and pre-approval of all audit
                           and nonaudit services.
----------------------------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE       Reviews and makes recommendations regarding   James T. Rothe (Chairman)
                           matters related to the Trusts' use of         William F. McCalpin
                           brokerage commissions and placement of        Dennis B. Mullen
                           portfolio transactions.
----------------------------------------------------------------------------------------------------------------------------------
 LEGAL AND REGULATORY      Oversees compliance with various procedures   William F. McCalpin (Chairman)
 COMMITTEE                 adopted by the Trusts, reviews registration   William D. Stewart
                           statements on Form N-1A, oversees the         Martin H. Waldinger
                           implementation and administration of the
                           Trusts' Proxy Voting Guidelines and the
                           administration of the Trusts' Code of
                           Ethics.
----------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE    Reviews various matters related to the        Martin H. Waldinger (Chairman)
                           operations of the Janus Money Market Funds,   William F. McCalpin
                           including compliance with their Money Market  James T. Rothe
                           Fund Procedures.
----------------------------------------------------------------------------------------------------------------------------------
 NOMINATING AND            Identifies and recommends individuals for     Dennis B. Mullen (Chairman)
 GOVERNANCE COMMITTEE      election as Trustee, consults with            John W. McCarter, Jr.
                           Management in planning Trustee meetings, and  William D. Stewart oversees the administration of, and ensures
                           the compliance with, the Trusts' Governance
                           Procedures and Guidelines adopted by the
                           Trustees.
----------------------------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE         Determines the fair value of restricted and   William D. Stewart (Chairman)
                           other securities for which market quotations  James T. Rothe
                           are not readily available, or that are        Martin H. Waldinger
                           deemed not to be reliable, pursuant to
                           procedures adopted by the Trustees.
----------------------------------------------------------------------------------------------------------------------------------

   The Trustees cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such Trustees as a group do not own any outstanding Shares of the Portfolios. The table below gives the dollar range of shares of all funds advised by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2004. [TO BE UPDATED BY AMENDMENT]




-------------------------------------------------------------------------------------------------
                        DOLLAR RANGE OF       AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                        EQUITY SECURITIES IN  REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
 NAME OF TRUSTEE        THE PORTFOLIOS        IN JANUS FUNDS
-------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------
 DENNIS B. MULLEN
-------------------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN
-------------------------------------------------------------------------------------------------
 JOHN W. MCCARTER, JR.
-------------------------------------------------------------------------------------------------
 JAMES T. ROTHE
-------------------------------------------------------------------------------------------------
 WILLIAM D. STEWART
-------------------------------------------------------------------------------------------------
 MARTIN H. WALDINGER
-------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------
 THOMAS H. BAILEY
-------------------------------------------------------------------------------------------------



   The following table shows the aggregate compensation earned by and paid to each Trustee by the Portfolios described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Portfolios or the Janus Funds. [TO BE UPDATED BY AMENDMENT]



                                                              Aggregate Compensation       Total Compensation
                                                              from the Portfolios for   from the Janus Funds for
                                                                 fiscal year ended         calendar year ended
Name of Person, Position                                         December 31, 2004        December 31, 2004(1)
-----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Dennis B. Mullen, Chairman and Trustee                                $                         $
William F. McCalpin, Trustee                                          $                         $
John W. McCarter, Jr., Trustee                                        $                         $
James T. Rothe, Trustee                                               $                         $
William D. Stewart, Trustee                                           $                         $
Martin H. Waldinger, Trustee                                          $                         $
INTERESTED TRUSTEE
Thomas H. Bailey, Trustee(2)                                          $                         $


(1) As of December 31, 2004, Janus Funds consisted of four registered investment companies comprised of a total of 61 funds.
(2) Mr. Bailey is being treated as an interested person of the Portfolios and Janus Capital and is compensated by Janus Capital.


   The following table shows the aggregate compensation paid to each member of the Advisory Board by Large Cap Growth Portfolio, Growth and Income Portfolio and International Growth Portfolio, and all Janus Funds for the period indicated. None of the Advisory Board members receive pension or retirement benefits from such Portfolios or the Janus Funds. The Advisory Board's two-year term ended effective March 2005.[TO BE UPDATED BY AMENDMENT]



                                                              Aggregate Compensation      Total Compensation
                                                               from the Portfolios       from the Janus Funds
                                                               for the fiscal year       for the calendar year
                                                                ended December 31,        ended December 31,
Name of Person, Position                                               2004                      2004
---------------------------------------------------------------------------------------------------------------
Katherine A. Cattanach, Advisory Board Chairperson                     $                        $
Harry T. Lewis, Jr., Advisory Board Member                             $                        $
Michael Owen, Advisory Board Member                                    $                        $
Albert C. Yates, Advisory Board Member                                 $                        $

JANUS INVESTMENT PERSONNEL



   [TO BE UPDATED BY AMENDMENT]



   OTHER ACCOUNTS MANAGED



   The following table provides information relating to other accounts managed by the portfolio managers as of December 31, 2004:



                                                                     Registered Investment      Other Pooled
                                                                           Companies         Investment Vehicles   Other Accounts
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio(1)
  Blaine Rollins                Number of Other Accounts Managed
                                Assets in Other Accounts Managed
Forty Portfolio(2)
  Scott Schoelzel               Number of Other Accounts Managed
                                Assets in Other Accounts Managed
Mid Cap Growth Portfolio
  Jonathan Coleman              Number of Other Accounts Managed
                                Assets in Other Accounts Managed
Growth and Income Portfolio
  Minyoung Sohn                 Number of Other Accounts Managed
                                Assets in Other Accounts Managed
Core Equity Portfolio
  Karen Reidy                   Number of Other Accounts Managed
                                Assets in Other Accounts Managed
Balanced Portfolio
  Karen Reidy                   Number of Other Accounts Managed
                                Assets in Other Accounts Managed
Worldwide Growth Portfolio
  Jason Yee                     Number of Other Accounts Managed
                                Assets in Other Accounts Managed
International Growth Portfolio
  Brent Lynn                    Number of Other Accounts Managed
                                Assets in Other Accounts Managed
Global Technology Portfolio
  Mike Lu                       Number of Other Accounts Managed
                                Assets in Other Accounts Managed
Global Life Sciences Portfolio
  Andrew Acker                  Number of Other Accounts Managed
                                Assets in Other Accounts Managed
  Thomas Malley                 Number of Other Accounts Managed
                                Assets in Other Accounts Managed
Foreign Stock Portfolio
  Jason Yee                     Number of Other Accounts Managed
                                Assets in Other Accounts Managed
Flexible Bond Portfolio(3)
  Ronald Speaker                Number of Other Accounts Managed
                                Assets in Other Accounts Managed



(1) Formerly named Growth Portfolio.


(2) Formerly named Capital Appreciation Portfolio.


(3) Formerly named Flexible Income Portfolio.



   MATERIAL CONFLICTS



   As shown in the table above, certain Portfolios' portfolio managers may manage other accounts with investment strategies similar to the Portfolios, including other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts and the portfolio managers may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Portfolio. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but a Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, Janus Capital believes that these risks are mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts. These procedures are described in further detail under "Additional Information About Janus Capital and the Subadvisers."



   COMPENSATION



   The following describes the structure and method of calculating the portfolio managers' compensation as of January 1, 2005.



   A portfolio manager is compensated for managing a Portfolio and any other funds, portfolios or accounts managed by the portfolio manager (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation.



   FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as the complexity of managing funds and other accounts, scope of responsibility (including assets under management), tenure and long-term performance as a portfolio manager.



   VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of Janus Capital Group Inc. ("JCGI") restricted stock, stock options and a cash deferred award that is credited with income, gains and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is structured to pay the portfolio manager primarily on individual performance, with additional compensation available for team performance and a lesser component based on net asset flows in the Managed Funds. Variable compensation is based on pre-tax performance of the Managed Funds.



   A portfolio manager's individual performance compensation is determined by applying a multiplier against the portfolio manager's fixed compensation. The multiplier is tied to the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking for one- and three-year performance periods, if applicable, with a greater emphasis on three-year results. The portfolio manager is also eligible to receive additional individual performance compensation if the Managed Funds achieve a certain rank in their Lipper peer performance groups in each of three, four, or five consecutive years. The portfolio manager's compensation is also subject to reduction in the event that the Managed Funds incur material negative absolute performance, and the portfolio manager will not be eligible to earn any individual performance compensation if the Managed Funds' performance does not meet or exceed a certain ranking in their Lipper peer performance group.



   Equity and fixed-income portfolio managers are also eligible to participate in team performance compensation pools. Equity portfolio managers participate in a designated equity team compensation pool and fixed-income portfolio managers participate in a designated fixed-income team compensation pool. The compensation pools are each derived from a formula tied to the team's aggregate asset-weighted Lipper peer group performance ranking for the one-year performance period. Compensation from each pool is then allocated among the eligible respective participants in each pool at the discretion of Janus Capital. No team performance compensation is paid to any portfolio manager if the aggregate asset-weighted team performance for the one-year period for their respective pool does not meet or exceed a certain rank in the relevant Lipper peer group.



   Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.



   COMPENSATION



   The following describes the structure and method of calculating Andrew Acker's compensation as of January 1, 2005.



   Andrew Acker is compensated for co-managing the Portfolio and any other funds, portfolios or accounts managed by him through two components: fixed compensation and variable compensation.



   Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as scope of responsibility, tenure and long-term performance.



   Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of JCGI restricted stock, stock options and a cash deferred award that is credited with income, gains and losses based on the performance of Janus mutual fund investments selected by Andrew Acker). Variable compensation is based on pre-tax performance. Variable compensation is structured to pay Andrew Acker primarily on his individual contribution with additional compensation available for team performance.



   Individual performance compensation is determined by Janus Capital and based on criteria which may include performance of investment recommendations, team contribution, scope of coverage and subjective criteria.



   Andrew Acker is also eligible for performance compensation through participation in team performance compensation pools which are derived from a formula tied to the team's aggregate asset-weighted peer group performance ranking for the one- and three-year performance periods of certain Janus funds. The performance ranking benchmarks and the investment personnel participating in the team are established by Janus Capital. Such compensation is then allocated among eligible team managers at the discretion of Janus Capital. No team performance compensation is paid to any team member if the aggregate asset-weighted team performance for the one-year period does not meet or exceed a certain rank in the benchmark established by Janus Capital.



   Each Portfolio's Lipper peer group for compensation purposes is shown in the following table:



Portfolio                                                  Lipper Peer Group
------------------------------------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Portfolio(1)                            Multi-Cap Growth Funds
  Forty Portfolio(2)                                       Large-Cap Growth Funds
  Mid Cap Growth Portfolio                                 Mid-Cap Growth Funds
  Growth and Income Portfolio                              Large-Cap Core Funds
  Core Equity Portfolio                                    Large-Cap Core Funds
  Balanced Portfolio                                       Balanced Funds
INTERNATIONAL & GLOBAL
  Worldwide Growth Portfolio                               Global Funds
  International Growth Portfolio                           International Funds
  Global Technology Portfolio                              Specialty/Miscellaneous Funds
  Global Life Sciences Portfolio                           Specialty/Miscellaneous Funds
  Foreign Stock Portfolio                                  International Funds
BOND
  Flexible Bond Portfolio(3)                               Intermediate Investment Grade Debt Funds



(1) Formerly named Growth Portfolio.


(2) Formerly named Capital Appreciation Portfolio.


(3) Formerly named Flexible Income Portfolio.

   OWNERSHIP OF SECURITIES



   The portfolio managers cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such portfolio managers as a group do not own any outstanding Shares of the Portfolios. The portfolio managers may, however, own shares of certain other Janus mutual funds which have comparable investment objectives and strategies to the Portfolios which they manage.



PERKINS INVESTMENT PERSONNEL



   [TO BE UPDATED BY AMENDMENT]



   OTHER ACCOUNTS MANAGED



   The following table provides information relating to other accounts managed by the portfolio managers as of December 31, 2004:



                                                                     Registered Investment      Other Pooled
                                                                           Companies         Investment Vehicles   Other Accounts
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio
  Jeffrey Kautz                 Number of Other Accounts Managed
                                Assets in Other Accounts Managed
  Robert Perkins                Number of Other Accounts Managed
                                Assets in Other Accounts Managed
  Thomas Perkins                Number of Other Accounts Managed
                                Assets in Other Accounts Managed



   MATERIAL CONFLICTS



   As shown in the table above, Mid Cap Value Portfolio's portfolio managers may manage other funds and accounts with investment strategies similar to the Portfolio. Fees earned by the adviser may vary among these accounts and the portfolio managers may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts or funds outperforming the Portfolio. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, Perkins believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes and similar factors. Information regarding Perkins' trade allocation procedures is described under "Additional Information About Janus Capital and the Subadvisers."



   COMPENSATION



   As described under "Investment Advisers and Subadvisers," Janus Capital has entered into a Subadvisory Agreement on behalf of Mid Cap Value Portfolio. The compensation structure of the portfolio managers is determined by Perkins and is summarized by Perkins below.



   For managing the Portfolio, the portfolio managers receive base pay in the form of a fixed annual salary paid by Perkins, Wolf, McDonnell and Company, LLC.

   The portfolio managers, as part owners of Perkins, also receive compensation by virtue of their ownership interests in Perkins. Portfolio managers are also entitled to participate in such life insurance, medical, profit sharing and other programs as may be made generally available from time to time by Perkins for the benefit of its employees generally.



BAY ISLE INVESTMENT PERSONNEL



   [TO BE UPDATED BY AMENDMENT]



   OTHER ACCOUNTS MANAGED



   The following table provides information relating to other accounts managed by the portfolio managers as of December 31, 2004:



                                                                     Registered Investment      Other Pooled
                                                                           Companies         Investment Vehicles   Other Accounts
---------------------------------------------------------------------------------------------------------------------------------
Small Company Value Portfolio
  Jakob Holm                    Number of Other Accounts Managed
                                Assets in Other Accounts Managed
  William Schaff                Number of Other Accounts Managed
                                Assets in Other Accounts Managed



   MATERIAL CONFLICTS



   [TO BE UPDATED BY AMENDMENT]



   COMPENSATION



   [TO BE UPDATED BY AMENDMENT]



   As described under "Investment Advisers and Subadvisers," Janus Capital has entered into a Subadvisory Agreement on behalf of Small Company Value Portfolio. The compensation structure of the portfolio managers is determined by Bay Isle and is summarized by Bay Isle below.



INTECH INVESTMENT PERSONNEL



   [TO BE UPDATED BY AMENDMENT]



   OTHER ACCOUNTS MANAGED



   The following table provides information relating to other accounts managed by the investment personnel as of December 31, 2004:



                                                                     Registered Investment      Other Pooled
                                                                           Companies         Investment Vehicles   Other Accounts
---------------------------------------------------------------------------------------------------------------------------------
Risk-Managed Growth Portfolio
  E. Robert Fernholz            Number of Other Accounts Managed
                                Assets in Other Accounts Managed
Risk-Managed Core Portfolio
  E. Robert Fernholz            Number of Other Accounts Managed
                                Assets in Other Accounts Managed



   MATERIAL CONFLICTS



   As shown in the table above, the Portfolio's investment personnel may manage other accounts with investment strategies similar to the Portfolio. Fees earned by the adviser may vary among these accounts and the investment personnel may personally invest in some but not all of these accounts. These factors could create conflicts of interest because the investment personnel may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Portfolio. A conflict may also exist if the investment personnel identified a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the investment personnel may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, INTECH believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the investment personnel are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, INTECH generates regular daily trades for all of its clients using proprietary trade system software. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order. These procedures are described in further detail under "Additional Information About Janus Capital and the Subadvisers."



   COMPENSATION



   [TO BE UPDATED BY AMENDMENT]



   As described under "Investment Advisers and Subadvisers," Janus Capital has entered into Subadvisory Agreements on behalf of Risk-Managed Growth Portfolio and Risk-Managed Core Portfolio. The compensation structure of the investment personnel is determined by INTECH and is summarized by INTECH below. The following describes the structure and method of calculating the investment personnel's compensation as of December 31, 2004.



   For managing the Portfolio and all other accounts, the investment personnel receives base pay in the form of a fixed annual salary paid by INTECH, and which is not directly based on performance or assets of the Portfolio or other accounts. The investment personnel is also eligible for a cash bonus as determined by INTECH, and which is not directly based on performance or assets of the Portfolio or other accounts. The investment personnel, as part owner of INTECH, also receives compensation by virtue of his ownership interest in INTECH.



   The investment personnel may elect to defer payment of a designated percentage of his fixed compensation and/or up to all of his variable compensation in accordance with JCGI's Executive Income Deferral Program.

SHARES OF THE TRUST
--------------------------------------------------------------------------------

NET ASSET VALUE DETERMINATION


   As stated in the Portfolios' Prospectus, the net asset value ("NAV") of the Shares of each Portfolio is determined once each day the New York Stock Exchange (the "NYSE") is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per Share NAV of each Portfolio is determined by dividing the total value of a Portfolio's securities and other assets, less liabilities, attributable to the Shares of a Portfolio, by the total number of Shares outstanding. In determining NAV, securities listed on an Exchange, the Nasdaq National Market and foreign markets are generally valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolios are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Portfolios and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are generally valued at their closing bid prices. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of 1:00 p.m. (New York time). Effective the end of the first calendar quarter, the conversion to U.S. dollars will use the applicable exchange rate in effect at the close of the NYSE. Each Portfolio will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures"). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies or significant issuer specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts or pricing of nonvalued securities and restricted or nonpublic securities. The Portfolios may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the NYSE.



   Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Portfolio's NAV is not calculated. A Portfolio calculates its NAV per Share, and therefore effects sales, redemptions and repurchases of its Shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.


PURCHASES


   Shares of the Portfolios can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) certain qualified retirement plans. Participating insurance companies and certain designated organizations are authorized to receive purchase orders on the Portfolios' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Portfolio when authorized organizations, their agents or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Portfolio within contractually specified periods. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day's price, your order must be received in good order by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." The prospectus for your insurance company's separate account or your plan documents contain detailed information about investing in the different Portfolios.


DISTRIBUTION AND SHAREHOLDER SERVICING PLAN


   Under a distribution and shareholder servicing plan ("Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and shareholder servicing performed by such service providers. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio for recordkeeping and administrative services as well as activities which are primarily intended to result in sales of the Shares, including but not limited to preparing, printing and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing contract owners and plan participants; responding to inquiries by contract owners and plan participants; receiving and answering correspondence; contract owner and participant level recordkeeping and administrative services; and similar activities. Payments are made to Janus Distributors, the Funds' distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by the intermediaries' customers. On December 14, 1999, Trustees unanimously approved the Plan which became effective on that date. The Plan and any Rule 12b-1 related agreement that is entered into by the Portfolios or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, the Plan may be terminated at any time, without penalty, by vote of a majority of the outstanding Shares of a Portfolio or by vote of a majority of 12b-1 Trustees.

For the fiscal year or period ended December 31, 2004, the total amounts paid by the Shares to Janus Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under the 12b-1 plan for the Portfolios are summarized below. [TO BE UPDATED BY AMENDMENT]



                                                                 12b-1
                                                              Distribution
Portfolio Name                                                    Fees
--------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Portfolio(1) - Service Shares                $
  Forty Portfolio(2) - Service Shares                           $
  Mid Cap Growth Portfolio - Service Shares                     $
  Growth and Income Portfolio - Service Shares                  $
  Core Equity Portfolio - Service Shares                        $
  Balanced Portfolio - Service Shares                           $
INTERNATIONAL & GLOBAL
  Worldwide Growth Portfolio - Service Shares                   $
  International Growth Portfolio - Service Shares               $
  Global Technology Portfolio - Service Shares                  $
  Global Life Sciences Portfolio - Service Shares               $
  Foreign Stock Portfolio - Service Shares                      $
VALUE
  Mid Cap Value Portfolio - Service Shares                      $
  Small Company Value Portfolio - Service Shares                $
RISK-MANAGED
  Risk-Managed Growth Portfolio - Service Shares                $
  Risk-Managed Core Portfolio - Service Shares                  $
BOND
  Flexible Bond Portfolio(3) - Service Shares                   $



(1) Formerly named Growth Portfolio.


(2) Formerly named Capital Appreciation Portfolio.


(3) Formerly named Flexible Income Portfolio.


REDEMPTIONS

   Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Certain designated organizations are authorized to receive redemption orders on the Portfolios' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its Shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Portfolios are governed by Rule 18f-1 under the 1940 Act, which requires each Portfolio to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.


   The right to require the Portfolios to redeem their Shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or
   (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS
--------------------------------------------------------------------------------


   It is a policy of the Shares of the Portfolios to make distributions of substantially all of their respective investment income and any net realized capital gains. The Portfolios intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Portfolio failed to qualify as a regulated investment company in any taxable year, the Portfolio may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Portfolios could be required to recognize unrealized gains, pay taxes and interest and make distributions before requalifying as regulated investment companies that are accorded special tax treatment. In addition, each Portfolio intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.


   All income dividends and capital gains distributions, if any, on a Portfolio's Shares are reinvested automatically in additional Shares of that Portfolio at the NAV determined on the first business day following the record date.


   The Portfolios may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Portfolios, the Portfolios may make various elections permitted by the tax laws. However, these elections could require that the Portfolios recognize taxable income, which in turn must be distributed even though the Portfolios may not have received any income upon such an event.



   Some foreign securities purchased by the Portfolios may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Portfolios that qualify under Section 853 of the Code may elect to pass through such taxes to shareholders. If such election is not made by a Portfolio, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment company taxable income.


   Because Shares of the Portfolios can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such contracts or plans. See the prospectus for the separate account of the related insurance company or the plan documents for additional information.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   The officers and Trustees of the Portfolios cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such officers and Trustees as a group do not own any outstanding Shares of
   the Portfolios. As of           , all of the outstanding Shares of the
   Portfolios were owned by certain insurance company separate accounts or qualified plans. The percentage ownership of each separate account or plan owning 5% or more of the Shares of any Portfolio is as follows: [TO BE UPDATED BY AMENDMENT]




   No qualified plan owned 10% or more of the shares of the Trust as a whole.

   The Shares held by the separate accounts of each insurance company, including Shares for which no voting instructions have been received, will be voted by each insurance company in proportion to instructions received from contract owners. Since the listed insurance company separate accounts' voting rights are passed through to contract owners, the insurance companies themselves do not exercise voting control over the shares held in those accounts.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   Each Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on May 20, 1993. As of the date of this SAI, the Trust consists of seventeen series of shares, known as "Portfolios," three of which offer three classes of shares, ten of which offer two classes of shares and four of which offer one class of shares.


   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Portfolios, the Portfolios must cease to use the name "Janus" as soon as reasonably practicable.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each Portfolio are fully paid and nonassessable when issued. Shares of a Portfolio participate equally in dividends and other distributions by the shares of such Portfolio, and in residual assets of that Portfolio in the event of liquidation. Shares of each Portfolio have no preemptive, conversion or subscription rights.

   The Portfolios discussed in this SAI each offer one to three classes of shares. The Shares discussed in this SAI are offered only in connection with investment in and payments under variable insurance contracts and to qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. The second class of shares, Institutional Shares, is offered only in connection with investments in and payments under variable insurance contracts as well as other qualified retirement plans. The third class of shares, Service II Shares, is offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants and includes a redemption fee. The redemption fee may be imposed on interests in separate accounts or plans held 60 days or less.

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Portfolio or class only if a matter affects or requires the vote of only that Portfolio or class or that Portfolio's or class' interest in the matter differs from the interest of other Portfolios of the Trust. A shareholder is entitled to one vote for each Share owned.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Portfolio shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two thirds of the votes entitled to be cast at such meeting. The Portfolios will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. Additional information may be found in the participating insurance company's separate account prospectus.

   The Trustees are responsible for major decisions relating to each Portfolio's policies and objectives; the Trustees oversee the operation of each Portfolio by its officers and review the investment decisions of the officers.

   The present Trustees were elected at a meeting of shareholders held on January 31, 2002, except Mr. McCalpin and Mr. McCarter, who were appointed by the Trustees on May 23, 2002, effective June 1, 2002. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Portfolio, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws or the Trustees.


   As mentioned above in "Shareholder Meetings," each share of each Portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all Portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all Portfolios of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any Trustees.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



   [TO BE UPDATED BY AMENDMENT]


REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolios or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT


   [TO BE UPDATED BY AMENDMENT]

APPENDIX A
--------------------------------------------------------------------------------

EXPLANATION OF RATING CATEGORIES

   The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital, Perkins or Bay Isle consider security ratings when making investment decisions, they also perform their own investment analysis and do not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
          AA.......................... High quality; very strong capacity to pay principal and interest.
          A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
          BBB-........................ Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
          Non-Investment Grade
          BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                       BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                       outweighed by large uncertainties or major risk exposure to adverse conditions.
          D........................... In default.

MOODY'S INVESTORS
SERVICE, INC.


          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          Aaa......................... Highest quality, smallest degree of investment risk.
          Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
          A........................... Upper to medium-grade obligations; many favorable investment attributes.
          Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
          Non-Investment Grade
          Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
          B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
          Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
          Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
          C........................... Lowest rated; extremely poor prospects of ever attaining investment standing.



   Unrated securities will be treated as non-investment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Split rated securities (securities that receive different ratings from two or more rating agencies) are considered to be in the lower rated category.


 68
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

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 70

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

                                  (JANUS LOGO)

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020

                                         May 1, 2005





                                         INTERNATIONAL & GLOBAL

                                          Worldwide Growth Portfolio
                                          International Growth Portfolio
                                          Global Technology Portfolio

                               JANUS ASPEN SERIES
                               SERVICE II SHARES

                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Service II Shares (the "Shares") of the Portfolios listed above, each of which is a separate series of Janus Aspen Series, a Delaware statutory trust (the "Trust"). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Each Portfolio is managed separately by Janus Capital Management LLC ("Janus Capital").


     The Shares of the Portfolios may be purchased only by separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, "variable insurance contracts") and by certain qualified retirement plans. Each portfolio also offers two additional classes of shares to certain qualified plans or separate accounts of insurance companies.


     This SAI is not a Prospectus and should be read in conjunction with the Portfolios' Prospectus dated May 1, 2005, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your insurance company or plan sponsor. This SAI contains additional and more detailed information about the Portfolios' operations and activities than the Prospectus. [TO BE UPDATED BY AMENDMENT]

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    Classification, Investment Policies and Restrictions, and
    Investment Strategies and Risks.............................    2
    Investment Adviser..........................................   22
    Custodian, Transfer Agent and Certain Affiliations..........   28
    Portfolio Transactions and Brokerage........................   29
    Trustees and Officers.......................................   32
    Shares of the Trust.........................................   41
       Net Asset Value Determination............................   41
       Purchases................................................   41
       Distribution and Shareholder Servicing Plan..............   42
       Redemptions..............................................   42
    Income Dividends, Capital Gains Distributions and Tax
    Status......................................................   44
    Principal Shareholders......................................   45
    Miscellaneous Information...................................   46
       Shares of the Trust......................................   46
       Shareholder Meetings.....................................   46
       Voting Rights............................................   46
       Independent Registered Public Accounting Firm............   47
       Registration Statement...................................   47
    Financial Statements........................................   48
    Appendix A..................................................   49
       Explanation of Rating Categories.........................   49

CLASSIFICATION, INVESTMENT POLICIES
AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

CLASSIFICATION

   Each Portfolio is a series of the Trust, an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Global Technology Portfolio is classified as nondiversified. Worldwide Growth Portfolio and International Growth Portfolio are classified as diversified.

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL PORTFOLIOS

   The Portfolios are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or particular class of shares if a matter affects just that Portfolio or that class of shares), or
   (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Portfolios. Each of these policies applies to all of the Portfolios, except policy (1), which applies only to the Portfolios specifically listed in that policy.

   (1) With respect to 75% of its total assets, Worldwide Growth Portfolio and International Growth Portfolio may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

   Each Portfolio may not:


   (2) Invest 25% or more of the value of its respective total assets in any particular industry (other than U.S. Government securities).


   (3) Invest directly in real estate or interests in real estate; however, the Portfolios may own debt or equity securities issued by companies engaged in those businesses.

   (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Portfolios from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

   (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of a Portfolio's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

   (6) Act as an underwriter of securities issued by others, except to the extent that a Portfolio may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (7) Borrow money except that the Portfolios may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Portfolio's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Portfolios may not issue "senior securities" in contravention of the 1940 Act.

   As a fundamental policy, each Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as such Portfolio.

   The Trustees have adopted additional investment restrictions for the Portfolios. These restrictions are operating policies of the Portfolios and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:



   (a) The Portfolios may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore ("short sales against the box"). In addition, the Portfolios may engage in "naked" short sales, which involve selling a security that a Portfolio borrows and does not own. The total market value of all of a Portfolio's naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.


   (b) The Portfolios do not currently intend to purchase securities on margin, except that the Portfolios may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

   (c) A Portfolio may not mortgage or pledge any securities owned or held by such Portfolio in amounts that exceed, in the aggregate, 15% of that Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

   (d) The Portfolios do not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolios' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (e) The Portfolios may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Portfolios may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.


   For purposes of each Portfolio's policies on investing in particular industries, the Portfolios will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolios may further classify issuers in accordance with industry classifications as published by the SEC.


INVESTMENT STRATEGIES AND RISKS

Cash Position

   As discussed in the Prospectus, a Portfolio's cash position may temporarily increase under various circumstances. Securities that the Portfolios may invest in as a means of receiving a return on idle cash include domestic or foreign denominated commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. Each Portfolio may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities").


Illiquid Investments


   Each Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper and municipal lease obligations purchased by the Portfolios. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Portfolios' liquidity procedures if traded in that market. Such securities will be treated as "restricted" if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933.



   If illiquid securities exceed 15% of a Portfolio's net assets after the time of purchase the Portfolio will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, a portfolio manager may not be able to dispose of them in a timely manner. As a result, the Portfolio may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Portfolio to decline.


   Each of the Portfolios may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Portfolios may not be able to sell such investments when a portfolio manager deems it appropriate to do so due to restrictions on their sale. In addition, the Portfolios may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Portfolios may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Portfolio's NAV.

Securities Lending


   Under procedures adopted by the Trustees, the Portfolios may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolios may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Portfolios will not have the right to vote on securities while they are being lent, however, the Portfolios will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, and such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Foreign Securities


   Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:



   CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, due to the overall impact of exposure to the issuer's local currency.


   POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

   REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.


   MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Portfolio's ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio's investment strategies and potentially affecting the value of the Portfolio.


   TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


   EMERGING MARKETS. The Portfolios may invest an unlimited amount of their assets in companies from "developing countries" or "emerging markets." Investing in emerging markets involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio's investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. The securities markets of many of the countries in which the Portfolios may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolios to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities.


Short Sales

   Each Portfolio may engage in "short sales against the box." This technique involves selling either a security that a Portfolio owns, or a security equivalent in kind and amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. A Portfolio may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Portfolio loses the opportunity to participate in the gain.


   The Portfolios may also engage in "naked" short sales. In a naked short sale transaction, a Portfolio sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Portfolio must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. A Portfolio may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations. At the time of a short sale, a Portfolio will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period. The value of the liquid assets will be marked-to-market daily. A Portfolio will engage in naked short sales when its portfolio manager anticipates that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Portfolio must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of a Portfolio's naked short sale positions will not exceed 8% of its assets. If a naked short sale is not successful, the Portfolios' losses are potentially unlimited in cases where the Portfolio is unable to close out its short position.


Zero Coupon, Step Coupon and Pay-In-Kind Securities

   Within the parameters of its specific investment policies, each Portfolio may invest up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Portfolio's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).


   Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder (the "Code"), a Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Portfolio will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Portfolio might obtain such cash from selling other portfolio holdings which might cause that Portfolio to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Portfolio expenses could be allocated and to reduce the rate of return for that Portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Portfolio to sell the securities at the time.


   Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

   The Portfolios may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolios. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Portfolio will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

   Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

   Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

   Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolios), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of a Portfolio. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Portfolio might be converted to cash and that Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Portfolio's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

   Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.


   The Portfolios also may invest in pass-through securities, which are interests evidencing direct ownership of a pool of debt securities. Holders of the interests are entitled to receive distributions of interest, principal and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, a Portfolio may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of the funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Portfolios' Prospectuses may apply.


Investment Company Securities


   From time to time, the Portfolios may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) prohibits a Portfolio from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of a Portfolio's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Portfolio having a value in excess of 10% of the Portfolio's total assets. In addition,
   Section 12(d)(1) prohibits another investment company from selling its shares to a Portfolio if, after the sale: (i) the Portfolio owns more than 3% of the other investment company's voting stock; or (ii) the Portfolio and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Portfolios may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds. Cash collateral may also be invested in unaffiliated money market funds or other accounts in excess of limitations of Section 12(d)(1), subject to an appropriate SEC exemptive order.


   Investment companies may include index-based investments such as exchange-traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Depositary Receipts

   The Portfolios may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolios may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although

   U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.


   Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Portfolios' Prospectus.


U.S. Government Securities

   To the extent permitted by its investment objective and policies, each Portfolio may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Portfolio may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration and Ginnie Mae. In addition, U.S. Government securities in which a Portfolio may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Portfolios must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Obligations

   The Portfolios may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Portfolio to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

   Other types of income producing securities that the Portfolios may purchase include, but are not limited to, the following types of securities:


   VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified times prior to maturity.

   In order to most effectively use these investments, a portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, a Portfolio could be adversely affected by the use of variable or floating rate obligations.

   STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Portfolio the option to obligate a broker-dealer or bank to repurchase a security held by that Portfolio at a specified price.

   TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Portfolio will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a fund could lose money or its NAV could decline by the use of inverse floaters.

   STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   The Portfolios will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.

Repurchase and Reverse Repurchase Agreements

   In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Portfolio may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolios to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.


   A Portfolio may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Portfolio will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Portfolio, although the Portfolio's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

High-Yield/High-Risk Bonds

   Within the parameters of its specific investment policies, no Portfolio intends to invest 35% or more of its net assets in bonds that are rated below investment grade (e.g., bonds rated BB+ or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Portfolio would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

   Any Portfolio may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds will be included in the 35% limit on investments in bonds rated below investment grade unless the portfolio managers deem such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Portfolio's manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.


   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.


   Please refer to the "Explanation of Ratings Categories" section of this Statement of Additional Information for a description of bond rating categories.

Defaulted Securities

   A Portfolio may hold defaulted securities if its portfolio manager believes, based upon his analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Defaulted securities will be included in the 35% limit on investments in bonds rated below investment grade. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

   FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

   DISPOSITION OF PORTFOLIO SECURITIES. Although these Portfolios generally will purchase securities for which their portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolios will limit holdings of any such securities to amounts that the portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Portfolios' ability to readily dispose of securities to meet redemptions.

   OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolios.

Futures, Options and Other Derivative Instruments


   FUTURES CONTRACTS. The Portfolios may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.


   The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Portfolios' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, that Portfolio may be entitled to return of margin owed to such Portfolio only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolios do business and by depositing margin payments in a segregated account with the Portfolios' custodian.


   The Portfolios may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Portfolios have claimed exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Portfolios are not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.



   Although a Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Portfolio immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because a Portfolio's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.



   The Portfolios may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A Portfolio may also enter into futures contracts to protect that Portfolio from fluctuations in the value of individual securities or the securities markets generally, or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Portfolio may also use this technique with respect to an individual company's stock. To the extent a Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover such Portfolio's obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Portfolio with respect to the futures contracts. Conversely, if a Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Portfolio holds an individual company's stock and expects the price of that stock to decline, the Portfolio may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. A Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

   If a Portfolio owns bonds and the portfolio manager expects interest rates to increase, that Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Portfolio selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of that Portfolio's interest rate futures contract will increase, thereby keeping the net asset value of that Portfolio from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

   The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

   Futures contracts entail risks. Although the Portfolios believe that use of such contracts will benefit the Portfolios, a Portfolio's overall performance could be worse than if such Portfolio had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if a Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio manager must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Portfolio.

   The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Portfolio will not match exactly such Portfolio's current or potential investments. A Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Portfolio's investments.

   Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Portfolio's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Portfolio's other investments.

   Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Portfolio's access to other assets held to cover its futures positions also could be impaired.

   OPTIONS ON FUTURES CONTRACTS. The Portfolios may buy and write put and call options on futures contracts. An option on a future gives a Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Portfolio is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

   The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at the expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Portfolio is considering buying. If a call or put option a Portfolio has written is exercised, such Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

   The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

   The amount of risk a Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

   FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Portfolios may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Currently, the Portfolios do not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.


   The following discussion summarizes the Portfolios' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Portfolio may enter into forward currency contracts with stated contract values of up to the value of that Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Portfolio may invest for nonhedging purposes such as seeking to enhance return. A Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").


   These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Portfolio's currency exposure from one foreign currency to another removes that Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Portfolio if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

   The Portfolios will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolios' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Portfolio's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Portfolio will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, a Portfolio may buy call options permitting such Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or a Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

   While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolios' ability to utilize forward contracts may be restricted. In addition, a Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

   OPTIONS ON FOREIGN CURRENCIES. The Portfolios may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Portfolio may buy put options on the foreign currency. If the value of the currency declines, such Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

   Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Portfolio could sustain losses on transactions in foreign currency options that would require such Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

   The Portfolios may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

   Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

   The Portfolios may write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is "covered" if that Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or

   (ii) is greater than the exercise price of the call written, if the difference is maintained by such Portfolio in cash or other liquid assets in a segregated account with the Portfolios' custodian.

   The Portfolios also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

   OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolios may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Portfolios may write and buy options on the same types of securities that the Portfolios may purchase directly.


   A put option written by a Portfolio is "covered" if that Portfolio (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Portfolios' custodian or (ii) holds a put on the same security and in the same principal amount as the put written, and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.


   A call option written by a Portfolio is "covered" if that Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolios' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Portfolio in cash and other liquid assets in a segregated account with its custodian.

   The Portfolios also may write call options that are not covered for cross-hedging purposes. A Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

   The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

   The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

   In the case of a written call option, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Portfolio to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, such Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

   A Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.


   An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Portfolio may not be able to effect closing transactions in particular options and the Portfolio would have to exercise the options in order to realize any profit. If a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.


   A Portfolio may write options in connection with buy-and-write transactions. In other words, a Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

   The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or take delivery of the security at the exercise price and that Portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

   A Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

   A Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Portfolio.


   A Portfolio may write straddles (combinations of put and call options on the same underlying security) which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that the Portfolio has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.


   EURODOLLAR INSTRUMENTS. A Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

   SWAPS AND SWAP-RELATED PRODUCTS. A Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Portfolio's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolios' custodian. If a Portfolio enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

   The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

   There is no limit on the amount of interest rate swap transactions that may be entered into by a Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by a Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

   ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Portfolios in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

   Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

   The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


   In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

   A Portfolio may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by that Portfolio. Such participation may subject a Portfolio to expenses such as legal fees and may make that Portfolio an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict that Portfolio's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Portfolio on such committees also may expose that Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Portfolio would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce that Portfolio's rights as a creditor or to protect the value of securities held by that Portfolio.



PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES



   The non-money market Portfolios' full portfolio holdings are available monthly, with a 30-day lag, on www.janus.com. The money market Portfolios' full portfolio holdings are available monthly, with no lag, on www.janus.com. The non-money market Portfolios' full portfolio holdings will be posted within approximately two business days after month-end. The money market Portfolios' full portfolio holdings will be posted within approximately six business days after month-end. All of the Portfolios' full portfolio holdings will remain available until the following month's information is posted. The top ten portfolio holdings for each Portfolio (except that certain portfolios publish the top five portfolio holdings) are published quarterly, with a 15-day lag, on www.janus.com. Industry, sector and regional breakdowns are published quarterly, with a 15-day lag, on www.janus.com. On the business day following the posting of the Portfolios' holdings on www.janus.com, the holdings are available to third-party distributors, financial consultants and data aggregators.



   Specific portfolio level attribution analysis for the Portfolios is not publicly disseminated, but is made available monthly upon request via a Janus representative, with a 30-day lag, following the posting of full portfolio holdings on www.janus.com.



   For existing institutional money market clients, full institutional money market fund portfolio holdings are disseminated monthly with no lag, on the business day following the posting of the money market portfolio holdings on www.janus.com.



   Third parties which provide services to the Portfolios, such as trade execution measurement systems providers, independent pricing services, proxy voting services, the portfolios' insurers, computer systems service providers, the Portfolios' custodians and accountants/auditors may receive or have access to nonpublic portfolio holdings information. Examples of other potential recipients of nonpublic portfolio holdings information include fund rating organizations and lenders. Nonpublic portfolio holdings information may also be disclosed in unique circumstances such as merger transactions and redemptions in kind.



   Nonpublic portfolio holdings information may be disclosed to third parties provided that a good faith determination is made by Janus Capital's Chief Compliance Officer or Operating Committee that the Portfolios have a legitimate business purpose and that disclosure is in the Portfolios' best interests and the recipient executes an appropriate confidentiality agreement. The Chief Compliance Officer shall request certifications from service providers as deemed necessary and shall monitor marketing and sales practices and other communications with respect to the Portfolios to determine compliance with the policies and procedures. The Chief Compliance Officer shall report to the Portfolios' Trustees regarding material compliance matters with respect to the policies and procedures. Janus Capital and certain of its personnel have access to the Portfolios' portfolio holdings in the course of providing advisory services. Subadvisers also receive or have access to portfolio holdings information on a more frequent basis related to funds for which they provide subadvisory services. The Portfolios' brokers receive nonpublic portfolio information in the course of executing trades in portfolio securities, and are under a duty of confidentiality or have been instructed to keep the information confidential. No Portfolio or affiliated entity shall receive compensation or other consideration by virtue of disclosure of a Portfolio's portfolio holdings.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

INVESTMENT ADVISER - JANUS CAPITAL MANAGEMENT LLC


   As stated in the Prospectus, each Portfolio has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.



   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolios' investments, provide office space for the Portfolios, and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolios.



   Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that were instrumental in the acquisition or retention of contract owners or plan participants for the Portfolios or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.



   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. You may wish to consider whether such arrangements exist when evaluating any recommendation of the Portfolios.



   Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials or business building programs for such intermediaries to raise awareness of the Portfolios.



   The Portfolios pay custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Portfolio Trustees who are not interested persons of Janus Capital, and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and recordkeeping, for which the Portfolios may reimburse Janus Capital for its costs.





   The Portfolios pay a monthly management fee to Janus Capital for its services. The fee is based on the average daily net assets of each Portfolio and calculated at the annual rate as shown below for each Portfolio.



   The following table reflects the Portfolios' management fees. Effective July 1, 2004, Janus Capital reduced the annual rate of each Portfolio's management fee, as set forth in each Portfolio's Investment Advisory Agreement with Janus Capital and as shown below.



                                                             Management Fees
                                 Average Daily Net       Before           After
Portfolio Name                  Assets of Portfolio   Reduction (%)   Reduction (%)
-----------------------------------------------------------------------------------
Worldwide Growth Portfolio      All Asset Levels          0.65            0.60
International Growth Portfolio  All Asset Levels          0.65            0.64
Global Technology Portfolio     All Asset Levels          0.65            0.64

   Effective July 1, 2004, Janus Capital has agreed by contract to waive the advisory fee payable by any of the Portfolios in an amount equal to the amount, if any, that such Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the distribution fee applicable to Service Shares and Service II Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed the annual rate shown below. Janus Capital has agreed to continue such waivers until at least May 1, 2006. Mortality risk, expense risk and other charges imposed by participating insurance companies are also excluded from the expense limitations noted.



                                  Expense Limit    Expense Limit
                                  Percentage (%)   Percentage (%)
                                      Before           As of
Portfolio Name                     July 1, 2004     July 1, 2004
-----------------------------------------------------------------
INTERNATIONAL & GLOBAL
  Global Technology Portfolio          1.25             1.24



   The following table summarizes the advisory fees paid by the Portfolios and any advisory fee waivers for the last three fiscal years indicated. The information below is for fiscal years ended December 31. The information presented in the table below reflects the management fees in effect during each of the fiscal years shown. [TO BE UPDATED BY AMENDMENT]



                                                    2004                         2003                              2002
                                           -----------------------   ----------------------------        ------------------------
Portfolio Name                             Advisory Fees   Waivers    Advisory Fees       Waivers        Advisory Fees    Waivers
---------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio                  $              $           $25,221,002        $     0         $31,798,351     $     0
International Growth Portfolio              $              $           $ 6,727,576        $     0         $ 8,000,159     $     0
Global Technology Portfolio                 $              $           $ 1,120,872        $     0         $ 1,307,127     $     0



   Each Portfolio's Advisory Agreement is dated July 1, 2004, and will continue in effect until July 1, 2005, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolios' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Portfolio or the Trustees of the Portfolios. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by any Portfolio or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Portfolio, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Portfolio.


APPROVAL OF INVESTMENT ADVISORY AGREEMENTS


   In approving the Portfolios' Advisory Agreements, the Independent Trustees requested and at a series of meetings considered a wide range of information provided by Janus Capital, certain of its affiliates, and Lipper Analytical Services, Inc. At each of these meetings, the Independent Trustees were advised by independent legal counsel.


   Among other things, the Trustees considered information about:


   - the investment objectives and strategy of each Portfolio;



   - Janus Capital, and its current personnel (including particularly those personnel with responsibilities for providing investment, portfolio trading, and administrative services to the Portfolios), and its resources and investment process;


   - the terms of each Advisory Agreement;


   - the scope and quality of the services that Janus Capital provides to the Portfolios;



   - the historical investment performance of each Portfolio and of comparable funds managed by other advisers over various periods, and the efforts by Janus Capital to improve each Portfolio's performance;

   - the structure and rate of advisory fees rates payable to Janus Capital by the Portfolios and by other funds and client accounts managed by Janus Capital, the structure and rate of advisory fees payable to other advisers by comparable funds, and possible alternative fee structures;


   - the total expense ratio of each Portfolio and of comparable funds managed by other advisers;

   - compensation payable by the Portfolios to affiliates of Janus Capital for other services;


   - the methodology used by Janus Capital in determining the compensation payable to portfolio managers and the competition for investment management talent;



   - Janus Capital's agreement to discontinue the use of the Portfolios' portfolio brokerage transactions to obtain research through brokers from third parties;



   - changes in the level of assets in the Portfolios and of all assets managed by Janus Capital;



   - the competitive market for mutual funds in different distribution channels;



   - the response of Janus Capital to various legal and regulatory proceedings; and



   - the profitability to Janus Capital and its affiliates of their relationships with the Portfolios.



   The Independent Trustees met privately with each of the senior officers of Janus Capital and with the portfolio managers for each portfolio, head of trading and chief compliance officer. They also engaged an independent consultant to analyze the alternative compensation methodologies.



   Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved each Advisory Agreement after concluding that the compensation for those services is reasonable and that approval of the Advisory Agreements is consistent with the best interests of the Portfolios and their shareholders.


ADDITIONAL INFORMATION ABOUT JANUS CAPITAL


   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Portfolios, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.


   With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital, accounts will participate in an IPO if the portfolio manager believes the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group"), based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. If, however, the portfolio manager intends to build a long-term position in the company and purchases securities in both the initial offering and in the immediate aftermarket, then all participating portfolio managers' clients will receive the same proportion of IPO shares to aftermarket shares, resulting in a blended price equal to the average price paid for all IPO and immediate aftermarket shares. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating manager's accounts in the IPO Group corresponding to the IPO Classification, subject to a de minimis standard. In situations where a portfolio manager wants to take a small position in a security, an exception to this de minimis standard may be allowed. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Portfolios and other portfolios advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with the federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Portfolio shareholders first; (iii) to disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor and care in all matters relating to the Portfolio shareholders; and (v) conduct all personal trading, including transactions in the Portfolios and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.



   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Portfolios, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Portfolios. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Portfolios for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors and the Portfolios, and certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities (including non-money market Janus funds) not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.


   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES


   Each Portfolio's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Portfolio's portfolio securities in accordance with Janus Capital's own policies and procedures. Copies of Janus Capital's or the applicable subadviser's complete policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Portfolios' website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

   Each Portfolio's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com and from the SEC through the SEC website at http://www.sec.gov.


Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES


   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on all major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital portfolio managers and Janus Capital's Office of the Chief Investment Officer. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.



   The role of the Proxy Voting Committee is to work with Janus Capital portfolio management and Janus Capital's Chief Investment Officer to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research) to vote the proxy.


   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES

   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

   AUDITOR ISSUES


   Janus Capital will generally oppose proposals asking for approval of auditors which have a substantial nonaudit relationship with a company.


   EXECUTIVE COMPENSATION ISSUES


   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.


   GENERAL CORPORATE ISSUES


   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers and other similar actions on a case-by-case basis.


   SHAREHOLDER PROPOSALS


   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.



   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com.

CUSTODIAN, TRANSFER AGENT AND CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

   State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolios. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Portfolios' securities and cash held outside the United States. The Portfolios' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Portfolios' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Portfolio.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolios' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services to the Portfolios. Janus Services is not compensated for its services related to the Shares, except for out-of-pocket costs.


   The Portfolios pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.06 per shareholder account for each Portfolio for the use of DST's shareholder accounting system. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock.



   Janus Distributors LLC ("Janus Distributors"), 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolios. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


   Janus Capital has a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net price under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital may be permitted to pay higher commissions for research services as described below. The Portfolios may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.



   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Portfolio or to a third party service provider to the Portfolio to pay Portfolio expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage, research and other services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities, purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; and other research products and services that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Portfolio shares when choosing a broker-dealer to effect transactions.



   For the fiscal year ended December 31, 2004, the total brokerage commissions paid by the Portfolios to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Portfolios are summarized below. [TO BE UPDATED BY AMENDMENT]



Portfolio Name                                                Commissions    Transactions
------------------------------------------------------------------------------------------
Worldwide Growth Portfolio                                    $             $
International Growth Portfolio                                $             $
Global Technology Portfolio                                   $             $



   Janus Capital does not guarantee any broker the placement of a pre-determined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital does, however, have internal procedures for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing research, research-related products or services, or execution-related services of a particular benefit to their clients. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services earned from equity trades may be used for fixed-income or other clients that normally do not pay brokerage commissions.

   Janus Capital may also use step-out transactions in order to receive research products and services. In a step-out transaction, Janus Capital directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but "step-out" a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. In a new issue designation, Janus Capital directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital directs that broker-dealer to designate a portion of the broker-dealer's commission on the new issue purchase to a second broker-dealer that provides such products and/or services. Given Janus Capital's receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital has an incentive to continue to engage in such transactions; however, Janus Capital only intends to utilize step-out transactions and new issue designations when it believes that doing so would help achieve best execution.



   When the Portfolios purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.



   The following table lists the total amount of brokerage commissions paid by each Portfolio for the fiscal years or period ending on December 31st of each year shown: [TO BE UPDATED BY AMENDMENT]



Portfolio Name                                                   2004          2003            2002
--------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio                                    $             $14,793,069    $10,396,500
International Growth Portfolio                                $             $ 4,525,984    $ 3,067,895
Global Technology Portfolio                                   $             $   265,513    $   487,690



   Included in such brokerage commissions are the following amounts paid to DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. DST was an affiliate of JCGI prior to June 16, 2004. The following amounts served to reduce each Portfolio's out-of-pocket expenses through the use of credits against the charges of DST and its affiliates: [TO BE UPDATED BY AMENDMENT]



                                                                Commission Paid
                                                              through DSTS for the
                                                                  Period Ended        Reduction of    % of Total      % of Total
Portfolio Name                                                  June 16, 2004(1)      Expenses(1)     Commissions    Transactions
---------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio                                          $                   $                    %              %



(1) The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

Note: Portfolios that did not execute trades with DSTS during the stated periods are not included in the table.


                                                         Commission Paid                       Commission Paid
                                                       through DSTS for the                  through DSTS for the
                                                           Period Ended       Reduction of        Year Ended        Reduction of
Portfolio Name                                         December 31, 2003(1)   Expenses(1)    December 31, 2002(1)    Expenses(1)
---------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio                                   $ 9,596            $ 7,199            $32,922             $24,698



(1) The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

Note: Portfolios that did not execute trades with DSTS during the stated periods are not included in the table.

   The Portfolios may also place trades with E*Trade Securities LLC ("E*Trade"), a registered broker-dealer and a wholly-owned subsidiary of E*Trade Group, Inc. Until July 17, 2002, Janus Capital owned, in the aggregate, more than 5% of the outstanding securities of E*Trade Group on behalf of various client accounts, including the Portfolios. By virtue of such ownership, E*Trade Group was considered an affiliate of Janus Capital for 1940 Act purposes during the period that Janus Capital owned more than 5% of the outstanding securities of E*Trade Group. Because it is a wholly-owned subsidiary of E*Trade Group, an affiliate of the Portfolios, E*Trade was considered an affiliated broker of the Portfolios. The table below sets forth the aggregate dollar amount of brokerage commissions paid by each Portfolio to E*Trade for the fiscal year ended December 31, 2002. Information is not shown for the fiscal years ended December 31, 2003 and December 31, 2004 because E*Trade was not considered an "affiliate" of the Portfolios during those periods.



                                                              Aggregate Commissions
                                                                 Paid to E*Trade
Portfolio Name                                                        2002
-----------------------------------------------------------------------------------
Worldwide Growth Portfolio                                           $12,430
International Growth Portfolio                                       $ 6,303



   As of December 31, 2004, certain Portfolios owned securities of their regular broker-dealers (or parents), as shown below: [TO BE UPDATED BY AMENDMENT]



                                                                       Name of                              Value of
Portfolio Name                                                      Broker-Dealer                       Securities Owned
--------------------------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees, Advisory Board members and officers of the Trust, together with a brief description of their principal occupations during the last five years.


   Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Portfolios' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Adviser Series. Certain Trustees are also currently Trustees of a fourth registered investment company advised by Janus Capital called Janus Adviser. As of the date of this Statement of Additional Information, collectively, the four registered investment companies consist of 63 series or funds.



   In April 2003, the Trustees established an Advisory Board to provide the Trustees with advice regarding certain Janus funds that, in connection with the reorganization of the Berger family of funds into the Janus funds, received assets from the Berger funds. The Advisory Board was designated by a majority vote of the Trustees and served a two-year term, which ended effective March 2005.


   The Trust's officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Investment Fund, Janus Adviser Series and Janus Adviser.


------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN
 NAME, AGE AS OF                                                                        FUND COMPLEX     OTHER
 DECEMBER 31, 2004    POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH PORTFOLIOS  SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Private Investor.               61               Director, Red
 151 Detroit Street                                                                                      Robin Gourmet
 Denver, CO 80206     Trustee          9/93-Present                                                      Burgers, Inc.
 Age 61
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Executive Vice President and    59               Trustee and
 151 Detroit Street                                     Chief Operating Officer of The                   Vice President,
 Denver, CO 80206                                       Rockefeller Brothers Fund (a                     Asian Cultural
 Age 47                                                 private family foundation).                      Council.
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   59               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History.                                 Director,
 Denver, CO 80206                                                                                        Divergence
 Age 66                                                                                                  Inc.; Director
                                                                                                         of A.M. Castle
                                                                                                         & Co. and W.W.
                                                                                                         Grainger, Inc.;
                                                                                                         Trustee of
                                                                                                         Harris Insight
                                                                                                         Funds Trust (19
                                                                                                         portfolios),
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station), the
                                                                                                         University of
                                                                                                         Chicago and
                                                                                                         Chicago Public
                                                                                                         Education Fund.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN
 NAME, AGE AS OF                                                                        FUND COMPLEX     OTHER
 DECEMBER 31, 2004    POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH PORTFOLIOS  SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          1/97-Present     Professor Emeritus of           61               Co-founder and
 151 Detroit Street                                     Business, University of                          Managing
 Denver, CO 80206                                       Colorado (since 2004).                           Director,
 Age 61                                                 Formerly, Professor of                           Roaring Fork
                                                        Business, University of                          Capital
                                                        Colorado, Colorado Springs, CO                   Partners
                                                        (2002-2004); and Distinguished                   (private equity
                                                        Visiting Professor of Business                   firm);
                                                        (2001-2002), Thunderbird                         Director, Red
                                                        (American Graduate School of                     Robin Gourmet
                                                        International Management),                       Burgers, Inc.
                                                        Phoenix, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          9/93-Present     Corporate Vice President and    59               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 60                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          9/93-Present     Consultant.                     59               N/A
 151 Detroit Street
 Denver, CO 80206
 Age 66
------------------------------------------------------------------------------------------------------------------------
  INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*    Trustee          5/93-Present     Formerly, President             61               N/A
 151 Detroit Street                                     (1978-2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994-2002)
 Age 67                                                 of Janus Capital or Janus
                                                        Capital Corporation; President
                                                        and Director (1994-2002) of
                                                        The Janus Foundation; Chairman
                                                        and Director (1978-2002) of
                                                        Janus Capital Corporation; and
                                                        Director (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------


* The Portfolios are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                                      TERM OF
 NAME, AGE AS OF                                      OFFICE* AND
 DECEMBER 31, 2004                                    LENGTH OF
 AND ADDRESS          POSITIONS HELD WITH PORTFOLIOS  TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 C. Mike Lu           Executive Vice President and    12/99-Present  Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts.
 Denver, CO 80206     Global Technology Portfolio
 Age 35
---------------------------------------------------------------------------------------------------------------------------------
 Brent A. Lynn        Executive Vice President and    1/01-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts. Formerly, Analyst (1991-2001) for
 Denver, CO 80206     International Growth Portfolio                 Janus Capital Corporation.
 Age 40
---------------------------------------------------------------------------------------------------------------------------------
 Jason P. Yee         Executive Vice President and    7/04-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts. Formerly, Portfolio Manager and
 Denver, CO 80206     Worldwide Growth Portfolio                     Managing Director (1996- 2000) for Bee & Associates and
 Age 35                                                              Analyst (2000-2001) for Janus Capital Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 Heidi W. Hardin      Vice President                  4/00-Present   Vice President and Assistant General Counsel to Janus
 151 Detroit Street                                                  Capital and Janus Services LLC.
 Denver, CO 80206
 Age 37
---------------------------------------------------------------------------------------------------------------------------------
 Bonnie M. Howe       Vice President                  12/99-Present  Vice President and Assistant General Counsel to Janus
 151 Detroit Street                                                  Capital, Janus Distributors LLC and Janus Services LLC.
 Denver, CO 80206                                                    Formerly, Assistant Vice President (1998-2000) for Janus
 Age 39                                                              Service Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes  Vice President and Secretary    12/99-Present  Senior Vice President and General Counsel of Janus Capital
 151 Detroit Street                                                  and Janus Services LLC; Vice President and Assistant General
 Denver, CO 80206     General Counsel                 4/04-Present   Counsel of Janus Distributors LLC. Formerly, Vice President
 Age 39                                                              (2000-2004) and Assistant General Counsel (2002-2004) of
                                                                     Janus Services LLC; Vice President (1999-2004) and Assistant
                                                                     General Counsel (1999-2004) of Janus Capital; and Assistant
                                                                     Vice President (1998-2000) of Janus Service Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski    Vice President and Chief        6/02-Present   Senior Vice President and Chief Compliance Officer of Janus
 151 Detroit Street   Compliance Officer                             Capital, Janus Distributors LLC, and Janus Services LLC;
 Denver, CO 80206                                                    Chief Compliance Officer of Bay Isle Financial LLC and
 Age 47                                                              Enhanced Investment Technologies LLC. Formerly, Vice
                                                                     President of Janus Capital (2000-2005), Janus Distributors
                                                                     LLC (2000-2001) and Janus Services LLC (2004-2005);
                                                                     Assistant Vice President of Janus Services LLC (2000-2004);
                                                                     and Senior Vice President and Director (1985-2000) of Mutual
                                                                     Fund Compliance for Van Kampen Funds.
---------------------------------------------------------------------------------------------------------------------------------
 Girard C. Miller     President and Chief Executive   11/03-Present  Executive Vice President and Chief Operating Officer of
 151 Detroit Street   Officer                                        Janus Capital Group Inc. and Janus Capital; President of
 Denver, CO 80206                                                    Janus Distributors LLC and Janus Capital International LLC;
 Age 53                                                              Executive Vice President of Janus Services LLC; President
                                                                     and Director of Janus Management Holdings Corporation; Chief
                                                                     Operating Officer and President of Capital Group Partners,
                                                                     Inc.; and Director of Janus World Funds. Formerly, Director
                                                                     of Capital Group Partners, Inc. (2003-2004); and President
                                                                     and Chief Executive Officer of ICMA Retirement Corporation
                                                                     (1993-2003).
---------------------------------------------------------------------------------------------------------------------------------



* Officers are elected annually by the Trustees for a one-year term.

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                                      TERM OF
 NAME, AGE AS OF                                      OFFICE* AND
 DECEMBER 31, 2004                                    LENGTH OF
 AND ADDRESS          POSITIONS HELD WITH PORTFOLIOS  TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Jesper Nergaard      Vice President, Treasurer and   2/05-Present   Formerly, Director of Financial Reporting for
 151 Detroit Street   Principal Accounting Officer                   OppenheimerFunds, Inc. (2004-2005); Site Manager and First
 Denver, CO 80206                                                    Vice President of Mellon Global Securities Services (2003);
 Age 42                                                              and Director of Fund Accounting, Project Development and
                                                                     Training of INVESCO Funds Group (1994-2003).
---------------------------------------------------------------------------------------------------------------------------------
 Loren M. Starr       Vice President and Chief        11/03-Present  Senior Vice President and Chief Financial Officer of Janus
 151 Detroit Street   Financial Officer                              Capital, Janus Capital Group Inc., Janus Distributors LLC,
 Denver, CO 80206                                                    Janus Services LLC and Janus Institutional Services LLC;
 Age 43               President and Chief Executive   9/02-11/03     Senior Vice President, Chief Financial Officer and Director
                      Officer                                        of Janus Management Holdings Corporation; Senior Vice
                                                                     President, Chief Financial Officer and Treasurer of Janus
                                                                     International Limited; Director of Janus Holdings
                                                                     Corporation, Capital Group Partners, Inc. and Janus
                                                                     International Holdings LLC; Working Director of Bay Isle
                                                                     Financial LLC and Enhanced Investment Technologies, LLC; and
                                                                     Board member of Janus Global Funds SPC. Formerly, Director of Janus Capital Trust Manager Limited (2001-2004), Janus
                                                                     World Principal Protected Funds (2002-2004), Janus
                                                                     International (Asia) Limited (2002-2004) and Janus World
                                                                     Funds (2001-2004); Vice President, Treasurer, and Chief
                                                                     Financial Officer of Enhanced Investment Technologies, LLC
                                                                     (2003-2004); Vice President of Janus Capital Group Inc.
                                                                     (2003); Vice President (2001-2003), Chief Financial Officer
                                                                     (2001-2004) and Treasurer (2001-2003) of Janus Capital
                                                                     International LLC; Vice President (2001-2004) and Treasurer
                                                                     (2001-2003) of Janus Services LLC; Vice President
                                                                     (2001-2003), Treasurer (2001-2002) and Director (2002-2003)
                                                                     of Janus Capital; Vice President (2002-2005) and Treasurer
                                                                     (2002) of Janus Distributors LLC; Vice President (2001-
                                                                     2005) and Director (2002-2004) of Janus International
                                                                     Limited; Vice President (2002-2005) and Treasurer
                                                                     (2002-2003) of Janus Institutional Services LLC; Vice
                                                                     President (2003-2005) of Janus Management Holdings
                                                                     Corporation; Senior Vice President and Director of Capital
                                                                     Group Partners, Inc. (2003-2004); Vice President, Treasurer
                                                                     and Chief Financial Officer (2001-2002) for Janus
                                                                     International Holding, Inc.; and Managing Director,
                                                                     Treasurer and Head of Corporate Finance and Reporting
                                                                     (1998-2001) for Putnam Investments.
---------------------------------------------------------------------------------------------------------------------------------


* Officers are elected annually by the Trustees for a one-year term.

   The Trustees are responsible for major decisions relating to the establishment or change of each Portfolio's objective(s), policies and techniques. The Trustees also supervise the operation of the Portfolios by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has six standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table: [TO BE UPDATED BY AMENDMENT]



----------------------------------------------------------------------------------------------------------------------------------
                                                                         MEMBERS                           NUMBER OF MEETINGS HELD
                           FUNCTIONS                                     (INDEPENDENT TRUSTEES)            DURING LAST FISCAL YEAR
----------------------------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE           Reviews the financial reporting process, the  John W. McCarter, Jr. (Chairman)
                           system of internal control over financial     Dennis B. Mullen
                           reporting, disclosure controls and            William D. Stewart
                           procedures, Form N-CSR filings and the audit
                           process. The Committee's review of the audit
                           process includes, among other things, the
                           appointment, compensation and oversight of
                           the auditors and pre-approval of all audit
                           and nonaudit services.
----------------------------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE       Reviews and makes recommendations regarding   James T. Rothe (Chairman)
                           matters related to the Trusts' use of         William F. McCalpin
                           brokerage commissions and placement of        Dennis B. Mullen
                           portfolio transactions.
----------------------------------------------------------------------------------------------------------------------------------
 LEGAL AND REGULATORY      Oversees compliance with various procedures   William F. McCalpin (Chairman)
 COMMITTEE                 adopted by the Trusts, reviews registration   William D. Stewart
                           statements on Form N-1A, oversees the         Martin H. Waldinger
                           implementation and administration of the
                           Trusts' Proxy Voting Guidelines and the
                           administration of the Trusts' Code of
                           Ethics.
----------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE    Reviews various matters related to the        Martin H. Waldinger (Chairman)
                           operations of the Janus Money Market Funds,   William F. McCalpin
                           including compliance with their Money Market  James T. Rothe
                           Fund Procedures.
----------------------------------------------------------------------------------------------------------------------------------
 NOMINATING AND            Identifies and recommends individuals for     Dennis B. Mullen (Chairman)
 GOVERNANCE COMMITTEE      election as Trustee, consults with            John W. McCarter, Jr.
                           Management in planning Trustee meetings, and  William D. Stewart oversees the administration of, and ensures
                           the compliance with, the Trusts' Governance
                           Procedures and Guidelines adopted by the
                           Trustees.
----------------------------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE         Determines the fair value of restricted and   William D. Stewart (Chairman)
                           other securities for which market quotations  James T. Rothe
                           are not readily available, or that are        Martin H. Waldinger
                           deemed not to be reliable, pursuant to
                           procedures adopted by the Trustees.
----------------------------------------------------------------------------------------------------------------------------------

   The Trustees cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such Trustees as a group do not own any outstanding Shares of the Portfolios. The table below gives the dollar range of shares of all funds advised by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2004. [TO BE UPDATED BY AMENDMENT]




-------------------------------------------------------------------------------------------------
                        DOLLAR RANGE OF       AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                        EQUITY SECURITIES IN  REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
 NAME OF TRUSTEE        THE PORTFOLIOS        IN JANUS FUNDS
-------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------
 DENNIS B. MULLEN
-------------------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN
-------------------------------------------------------------------------------------------------
 JOHN W. MCCARTER, JR.
-------------------------------------------------------------------------------------------------
 JAMES T. ROTHE
-------------------------------------------------------------------------------------------------
 WILLIAM D. STEWART
-------------------------------------------------------------------------------------------------
 MARTIN H. WALDINGER
-------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------
 THOMAS H. BAILEY
-------------------------------------------------------------------------------------------------



   The following table shows the aggregate compensation earned by and paid to each Trustee by the Portfolios described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Portfolios or the Janus Funds. [TO BE UPDATED BY AMENDMENT]



                                                              Aggregate Compensation        Total Compensation
                                                              from the Portfolios for    from the Janus Funds for
                                                                 fiscal year ended          calendar year ended
                  Name of Person, Position                       December 31, 2004         December 31, 2004(1)
------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Dennis B. Mullen, Chairman and Trustee                                $                          $
William F. McCalpin, Trustee                                          $                          $
John W. McCarter, Jr., Trustee                                        $                          $
James T. Rothe, Trustee                                               $                          $
William D. Stewart, Trustee                                           $                          $
Martin H. Waldinger, Trustee                                          $                          $
INTERESTED TRUSTEE
Thomas H. Bailey, Trustee(2)                                          $                          $


(1) As of December 31, 2004, Janus Funds consisted of four registered investment companies comprised of a total of 61 funds.
(2) Mr. Bailey is being treated as an interested person of the Portfolios and Janus Capital and is compensated by Janus Capital.

   The following table shows the aggregate compensation paid to each member of the Advisory Board by International Growth Portfolio and all Janus Funds for the period indicated. None of the Advisory Board members receive pension or retirement benefits from the Portfolio or the Janus Funds. The Advisory Board's two-year term ended effective March 2005. [TO BE UPDATED BY AMENDMENT]



                                                              Aggregate Compensation      Total Compensation
                                                                from the Portfolio       from the Janus Funds
                                                               for the fiscal year       for the calendar year
                                                                ended December 31,        ended December 31,
Name of Person, Position                                               2004                      2004
---------------------------------------------------------------------------------------------------------------
Katherine A. Cattanach, Advisory Board Chairperson                      $                       $
Harry T. Lewis, Jr., Advisory Board Member                              $                       $
Michael Owen, Advisory Board Member                                     $                       $
Albert C. Yates, Advisory Board Member                                  $                       $



JANUS INVESTMENT PERSONNEL



   [TO BE UPDATED BY AMENDMENT]



   OTHER ACCOUNTS MANAGED



   The following table provides information relating to other accounts managed by the portfolio managers as of December 31, 2004:



                                                                     Registered Investment      Other Pooled
                                                                           Companies         Investment Vehicles   Other Accounts
---------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio
  Jason Yee                     Number of Other Accounts Managed
                                Assets in Other Accounts Managed
International Growth Portfolio
  Brent Lynn                    Number of Other Accounts Managed
                                Assets in Other Accounts Managed
Global Technology Portfolio
  Mike Lu                       Number of Other Accounts Managed
                                Assets in Other Accounts Managed



   MATERIAL CONFLICTS



   As shown in the table above, certain Portfolios' portfolio managers may manage other accounts with investment strategies similar to the Portfolios, including other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts and the portfolio managers may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Portfolio. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but a Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, Janus Capital believes that these risks are mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts. These procedures are described in further detail under "Additional Information About Janus Capital and the Subadvisers."

   COMPENSATION



   The following describes the structure and method of calculating the portfolio managers' compensation as of January 1, 2005.



   A portfolio manager is compensated for managing a Portfolio and any other funds, portfolios or accounts managed by the portfolio manager (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation.



   FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as the complexity of managing funds and other accounts, scope of responsibility (including assets under management), tenure and long-term performance as a portfolio manager.



   VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of Janus Capital Group Inc. ("JCGI") restricted stock, stock options and a cash deferred award that is credited with income, gains and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is structured to pay the portfolio manager primarily on individual performance, with additional compensation available for team performance and a lesser component based on net asset flows in the Managed Funds. Variable compensation is based on pre-tax performance of the Managed Funds.



   A portfolio manager's individual performance compensation is determined by applying a multiplier against the portfolio manager's fixed compensation. The multiplier is tied to the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking for one- and three-year performance periods, if applicable, with a greater emphasis on three-year results. The portfolio manager is also eligible to receive additional individual performance compensation if the Managed Funds achieve a certain rank in their Lipper peer performance groups in each of three, four, or five consecutive years. The portfolio manager's compensation is also subject to reduction in the event that the Managed Funds incur material negative absolute performance, and the portfolio manager will not be eligible to earn any individual performance compensation if the Managed Funds' performance does not meet or exceed a certain ranking in their Lipper peer performance group.



   Equity and fixed-income portfolio managers are also eligible to participate in team performance compensation pools. Equity portfolio managers participate in a designated equity team compensation pool and fixed-income portfolio managers participate in a designated fixed-income team compensation pool. The compensation pools are each derived from a formula tied to the team's aggregate asset-weighted Lipper peer group performance ranking for the one-year performance period. Compensation from each pool is then allocated among the eligible respective participants in each pool at the discretion of Janus Capital. No team performance compensation is paid to any portfolio manager if the aggregate asset-weighted team performance for the one-year period for their respective pool does not meet or exceed a certain rank in the relevant Lipper peer group.



   Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.



   Each Portfolio's Lipper peer group for compensation purposes is shown in the following table:



Portfolio                                                  Lipper Peer Group
------------------------------------------------------------------------------------------------------------------
INTERNATIONAL & GLOBAL
  Worldwide Growth Portfolio                               Global Funds
  International Growth Portfolio                           International Funds
  Global Technology Portfolio                              Specialty/Miscellaneous Funds



   OWNERSHIP OF SECURITIES



   The portfolio managers cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such portfolio managers as a group do not own any outstanding Shares of the Portfolios. The portfolio managers may, however, own shares of certain other Janus mutual funds which have comparable investment objectives and strategies to the Portfolios which they manage.

SHARES OF THE TRUST
--------------------------------------------------------------------------------

NET ASSET VALUE DETERMINATION


   As stated in the Portfolios' Prospectus, the net asset value ("NAV") of the Shares of each Portfolio is determined once each day the New York Stock Exchange (the "NYSE") is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per Share NAV of each Portfolio is determined by dividing the total value of a Portfolio's securities and other assets, less liabilities, attributable to the Shares of a Portfolio, by the total number of Shares outstanding. In determining NAV, securities listed on an Exchange, the Nasdaq National Market and foreign markets are generally valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolios are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Portfolios and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are generally valued at their closing bid prices. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of 1:00 p.m. (New York time). Effective the end of the first calendar quarter, the conversion to U.S. dollars will use the applicable exchange rate in effect at the close of the NYSE. Each Portfolio will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures"). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies or significant issuer specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts or pricing of nonvalued securities and restricted or nonpublic securities. The Portfolios may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the NYSE.



   Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Portfolio's NAV is not calculated. A Portfolio calculates its NAV per Share, and therefore effects sales, redemptions and repurchases of its Shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.


PURCHASES


   Shares of the Portfolios can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) certain qualified retirement plans that have signed appropriate agreements with the Portfolios containing provisions requiring them to administer the redemption fee, consistent with the Portfolios' requirements. Participating insurance companies and certain designated organizations are authorized to receive purchase orders on the Portfolios' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Portfolio when authorized organizations, their agents or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Portfolio within contractually specified periods. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day's price, your order must be received in good order by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." The prospectus for your insurance company's separate account or your plan documents contain detailed information about investing in the different Portfolios.


DISTRIBUTION AND SHAREHOLDER SERVICING PLAN


   Under a distribution and shareholder servicing plan ("Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and shareholder servicing performed by such service providers. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio for recordkeeping and administrative services as well as activities which are primarily intended to result in sales of the Shares, including but not limited to preparing, printing and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing contract owners and plan participants; responding to inquiries by contract owners and plan participants; receiving and answering correspondence; contract owner and participant level recordkeeping and administrative services; and similar activities. Payments are made to Janus Distributors, the Funds' distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by the intermediaries' customers. On October 18, 2001, Trustees unanimously approved the Plan which became effective on that date. The Plan and any Rule 12b-1 related agreement that is entered into by the Portfolios or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, the Plan may be terminated at any time, without penalty, by vote of a majority of the outstanding Shares of a Portfolio or by vote of a majority of 12b-1 Trustees.



   For the fiscal year ended December 31, 2004, the total amounts paid by the Shares to Janus Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under the 12b-1 plan for the Portfolios are summarized below: [TO BE UPDATED BY AMENDMENT]



                                                                 12b-1
                                                              Distribution
Portfolio Name                                                    Fees
--------------------------------------------------------------------------
Worldwide Growth Portfolio - Service II Shares                  $
International Growth Portfolio - Service II Shares              $
Global Technology Portfolio - Service II Shares                 $


REDEMPTIONS

   Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Certain designated organizations are authorized to receive redemption orders on the Portfolios' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its Shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Portfolios are governed by Rule 18f-1 under the 1940 Act, which requires each Portfolio to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.


   The right to require the Portfolios to redeem their Shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or
   (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS
--------------------------------------------------------------------------------


   It is a policy of the Shares of the Portfolios to make distributions of substantially all of their respective investment income and any net realized capital gains. The Portfolios intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Portfolio failed to qualify as a regulated investment company in any taxable year, the Portfolio may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Portfolios could be required to recognize unrealized gains, pay taxes and interest and make distributions before requalifying as regulated investment companies that are accorded special tax treatment. In addition, each Portfolio intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.


   All income dividends and capital gains distributions, if any, on a Portfolio's Shares are reinvested automatically in additional Shares of that Portfolio at the NAV determined on the first business day following the record date.


   The Portfolios may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Portfolios, the Portfolios may make various elections permitted by the tax laws. However, these elections could require that the Portfolios recognize taxable income, which in turn must be distributed even though the Portfolios may not have received any income upon such an event.



   Some foreign securities purchased by the Portfolios may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Portfolios that qualify under Section 853 of the Code may elect to pass through such taxes to shareholders. If such election is not made by a Portfolio, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment company taxable income.


   Because Shares of the Portfolios can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such contracts or plans. See the prospectus for the separate account of the related insurance company or the plan documents for additional information.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   The officers and Trustees of the Portfolios cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such officers and Trustees as a group do not own any outstanding Shares of
   the Portfolios. As of           , all of the outstanding Shares of the
   Portfolios were owned by certain insurance company separate accounts or qualified plans. The percentage ownership of each separate account or plan owning 5% or more of the Shares of any Portfolio is as follows: [TO BE UPDATED BY AMENDMENT]


   No qualified plan owned 10% or more of the shares of the Trust as a whole.

   The Shares held by the separate accounts of each insurance company, including Shares for which no voting instructions have been received, will be voted by each insurance company in proportion to instructions received from contract owners. Since the listed insurance company separate accounts' voting rights are passed through to contract owners, the insurance companies themselves do not exercise voting control over the shares held in those accounts.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   Each Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on May 20, 1993. As of the date of this SAI, the Trust consists of seventeen series of shares, known as "Portfolios," three of which offer three classes of shares, ten of which offer two classes of shares and four of which offer one class of shares.


   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Portfolios, the Portfolios must cease to use the name "Janus" as soon as reasonably practicable.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each Portfolio are fully paid and nonassessable when issued. Shares of a Portfolio participate equally in dividends and other distributions by the shares of such Portfolio, and in residual assets of that Portfolio in the event of liquidation. Shares of each Portfolio have no preemptive, conversion or subscription rights.

   The Portfolios discussed in this SAI each offer three classes of shares. The Shares discussed in this SAI are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants and include a redemption fee. The redemption fee may be imposed on interests in separate accounts or plans held 60 days or less and thus an insurance company or qualified plan must have agreed to administer the fee. The second class of shares, Institutional Shares, is offered only in connection with investments in and payments under variable insurance contracts as well as certain qualified retirement plans. The third class of shares, Service Shares, is offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Portfolio or class only if a matter affects or requires the vote of only that Portfolio or class or that Portfolio's or class' interest in the matter differs from the interest of other Portfolios of the Trust. A shareholder is entitled to one vote for each Share owned.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Portfolio shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two thirds of the votes entitled to be cast at such meeting. The Portfolios will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. Additional information may be found in the participating insurance company's separate account prospectus.

   The Trustees are responsible for major decisions relating to each Portfolio's policies and objectives; the Trustees oversee the operation of each Portfolio by its officers and review the investment decisions of the officers.

   The present Trustees were elected at a meeting of shareholders held on January 31, 2002, except Mr. McCalpin and Mr. McCarter, who were appointed by the Trustees on May 23, 2002, effective June 1, 2002. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Portfolio, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws or the Trustees.


   As mentioned above in "Shareholder Meetings," each share of each Portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all Portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all Portfolios of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any Trustees.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



   [TO BE UPDATED BY AMENDMENT]


REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolios or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT




   [TO BE UPDATED BY AMENDMENT]

APPENDIX A
--------------------------------------------------------------------------------

EXPLANATION OF RATING CATEGORIES

   The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
          AA.......................... High quality; very strong capacity to pay principal and interest.
          A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
          BBB-........................ Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
          Non-Investment Grade
          BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                       BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                       outweighed by large uncertainties or major risk exposure to adverse conditions.
          D........................... In default.

MOODY'S INVESTORS
SERVICE, INC.


          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          Aaa......................... Highest quality, smallest degree of investment risk.
          Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
          A........................... Upper to medium-grade obligations; many favorable investment attributes.
          Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
          Non-Investment Grade
          Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
          B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
          Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
          Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
          C........................... Lowest rated; extremely poor prospects of ever attaining investment standing.



   Unrated securities will be treated as non-investment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Split rated securities (securities that receive different ratings from two or more rating agencies) are considered to be in the lower rated category.

                       This page intentionally left blank

                                  (JANUS LOGO)

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020

                                         May 1, 2005

                                         Money Market Portfolio

                               JANUS ASPEN SERIES
                              INSTITUTIONAL SHARES

                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Institutional Shares (the "Shares") of Money Market Portfolio. The Shares are sold under the name "Janus Aspen Series". The Portfolio is a separate series of Janus Aspen Series, a Delaware statutory trust, and is managed by Janus Capital Management LLC ("Janus Capital").


     The Shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, "variable insurance contracts") and by certain qualified retirement plans. The Portfolio also offers a second class of shares to certain qualified plans or separate accounts of insurance companies.


     This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated May 1, 2005, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your insurance company or plan sponsor. This SAI contains additional and more detailed information about the Portfolio's operations and activities than the Prospectus. [TO BE UPDATED BY AMENDMENT]

[JANUS LOGO]

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    Investment Policies and Restrictions and Investment
    Strategies..................................................    2
    Determination of Net Asset Value............................   10
    Investment Adviser..........................................   11
    Custodian, Transfer Agent and Certain Affiliations..........   16
    Portfolio Transactions and Brokerage........................   17
    Trustees and Officers.......................................   18
    Purchase of Shares..........................................   24
    Redemption of Shares........................................   25
    Dividends and Tax Status....................................   26
    Principal Shareholders......................................   27
    Miscellaneous Information...................................   28
       Shares of the Trust......................................   28
       Shareholder Meetings.....................................   28
       Voting Rights............................................   28
       Independent Registered Public Accounting Firm............   29
       Registration Statement...................................   29
    Financial Statements........................................   30
    Appendix A..................................................   31
       Description of Securities Ratings........................   31
    Appendix B..................................................   33
       Description of Municipal Securities......................   33

INVESTMENT POLICIES AND RESTRICTIONS AND INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS

   The Portfolio has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares if a matter affects just the Portfolio or class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares) are present or represented by proxy.

   As used in the restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States government, its agencies or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   The Portfolio has adopted the following fundamental policies and restrictions:


   (1) With respect to 75% of its total assets, the Portfolio may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7); or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.


   (2) The Portfolio may not purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to the Portfolio's investments in municipal securities; (iii) there is no limit on investment in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

   (3) The Portfolio may not act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (4) The Portfolio may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Portfolio's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

   (5) The Portfolio may not purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (6) The Portfolio may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Portfolio from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).


   (7) The Portfolio may not borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Portfolio's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Portfolio may not issue "senior securities" in contravention of the 1940 Act.

   (8) The Portfolio may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.


   Investment restriction (1) is intended to reflect the requirements under
   Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Portfolio interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.


   The Portfolio has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

   (1) The Portfolio may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Portfolio's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for certain securities such as securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (2) The Portfolio may not purchase securities on margin, or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

   (3) The Portfolio may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

   (4) The Portfolio may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Portfolio may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

   For purposes of the Portfolio's policies on investing in particular industries, the Portfolio will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single industry are materially different, the Portfolio may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES


   The Portfolio may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and
   (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, the Portfolio may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases it may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees and other types of instruments or features are subject to the diversification limits under Rule 2a-7.


   Pursuant to Rule 2a-7, the Portfolio will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, the Portfolio may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, the Portfolio may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer, or (ii) five percent of its total assets in second-tier securities.


   The following discussion of types of securities in which the Portfolio may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

   The Portfolio may purchase participation interests in loans or securities in which it may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives the Portfolio an undivided interest in the underlying loans or securities in the proportion that the Portfolio's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, the Portfolio will have the right to demand payment, on not more than seven days' notice, for all or a part of the Portfolio's participation interest. The Portfolio intends to exercise any demand rights it may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Portfolio's investment portfolio. The Portfolio will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   The Portfolio also may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.


   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by the Portfolio may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Portfolio, as well as other money market rates of interest. The Portfolio will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities


   The Portfolio may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.



   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.


   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to the Portfolio may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

   The Portfolio may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. The Portfolio may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of the Portfolio's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

   Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.


   Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.


   The Portfolio may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages.


   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which the Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Portfolio will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables the Portfolio to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Portfolio with those monies.

When-Issued and Delayed Delivery Securities

   The Portfolio may purchase securities on a when-issued or delayed delivery basis. The Portfolio will enter into such transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Portfolio's custodian will segregate cash or high quality liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities, sales of the segregated securities or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, the Portfolio could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Portfolio will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value.

Investment Company Securities


   From time to time, the Portfolio may invest in securities of other investment companies. The Portfolio is subject to the provisions of Section 12(d)(1) of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) prohibits the Portfolio from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of the Portfolio's total assets; or
   (iii) securities of such other investment company and all other investment companies owned by the Portfolio having a value in excess of 10% of the Portfolio's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Portfolio if, after the sale: (i) the Portfolio owns more than 3% of the other investment company's voting stock; or (ii) the Portfolio and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Portfolio may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds. Cash collateral may also be invested in unaffiliated money market funds or other accounts in excess of limitations of Section 12(d)(1), subject to an appropriate SEC exemptive order.


Debt Obligations


   Money Market Portfolio may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.


Auction Market and Remarketed Preferred Stock

   The Portfolio may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

Obligations of Financial Institutions

   The Portfolio may invest in obligations of financial institutions. Examples of obligations in which the Portfolio may invest include negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Portfolio may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest.


   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties that could reduce the Portfolio's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.


   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, Money Market Portfolio may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which the Portfolio may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration and Ginnie Mae. In addition, U.S. Government securities in which the Portfolio may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Leases

   The Portfolio may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Portfolio will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then

   Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.


   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such nonpayment would result in a reduction of income to the Portfolio, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the net asset value of the Portfolio.



PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES



   The non-money market Portfolios' full portfolio holdings are available monthly, with a 30-day lag, on www.janus.com. The money market Portfolios' full portfolio holdings are available monthly, with no lag, on www.janus.com. The non-money market Portfolios' full portfolio holdings will be posted within approximately two business days after month-end. The money market Portfolios' full portfolio holdings will be posted within approximately six business days after month-end. All of the Portfolios' full portfolio holdings will remain available until the following month's information is posted. The top ten portfolio holdings for each Portfolio (except that certain portfolios publish the top five portfolio holdings) are published quarterly, with a 15-day lag, on www.janus.com. Industry, sector and regional breakdowns are published quarterly, with a 15-day lag, on www.janus.com. On the business day following the posting of the Portfolios' holdings on www.janus.com, the holdings are available to third-party distributors, financial consultants and data aggregators.



   Specific portfolio level attribution analysis for the Portfolios is not publicly disseminated, but is made available monthly upon request via a Janus representative, with a 30-day lag, following the posting of full portfolio holdings on www.janus.com.



   For existing institutional money market clients, full institutional money market fund portfolio holdings are disseminated monthly with no lag, on the business day following the posting of the money market portfolio holdings on www.janus.com.



   Third parties which provide services to the Portfolios, such as trade execution measurement systems providers, independent pricing services, proxy voting services, the portfolios' insurers, computer systems service providers, the Portfolios' custodians and accountants/auditors may receive or have access to nonpublic portfolio holdings information. Examples of other potential recipients of nonpublic portfolio holdings information include fund rating organizations and lenders. Nonpublic portfolio holdings information may also be disclosed in unique circumstances such as merger transactions and redemptions in kind.



   Nonpublic portfolio holdings information may be disclosed to third parties provided that a good faith determination is made by Janus Capital's Chief Compliance Officer or Operating Committee that the Portfolios have a legitimate business purpose and that disclosure is in the Portfolios' best interests and the recipient executes an appropriate confidentiality agreement. The Chief Compliance Officer shall request certifications from service providers as deemed necessary and shall monitor marketing and sales practices and other communications with respect to the Portfolios to determine compliance with the policies and procedures. The Chief Compliance Officer shall report to the Portfolios' Trustees regarding material compliance matters with respect to the policies and procedures. Janus Capital and certain of its personnel have access to the Portfolios' portfolio holdings in the course of providing advisory services. Subadvisers also receive or have access to portfolio holdings information on a more frequent basis related to funds for which they provide subadvisory services. The Portfolios' brokers receive nonpublic portfolio information in the course of executing trades in portfolio securities, and are under a duty of confidentiality or have been instructed to keep the information confidential. No Portfolio or affiliated entity shall receive compensation or other consideration by virtue of disclosure of a Portfolio's portfolio holdings.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------


   Pursuant to the rules of the SEC, the Trustees have established procedures to stabilize the Portfolio's net asset value at $1.00 per Share. These procedures include a review of the extent of any deviation of net asset value per Share as a result of fluctuating interest rates, based on available market rates, from the Portfolio's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Portfolio: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days;
   (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Portfolio's high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------


   As stated in the Prospectus, the Portfolio has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.



   The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolio's investments, provide office space for the Portfolio, and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolio.



   Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that were instrumental in the acquisition or retention of contract owners or plan participants for the Portfolio or that perform recordkeeping or other services with respect to shareholder accounts. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.



   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. You may wish to consider whether such arrangements exist when evaluating any recommendation of the Portfolios.



   Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials or business building programs for such intermediaries to raise awareness of the Portfolios.


   The Portfolio pays custodian agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, registration fees, expenses of shareholders' meetings, and reports to shareholders, fees and expenses of Trustees who are not interested persons of Janus Capital, and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and record-keeping for which the Portfolio may reimburse Janus Capital for its costs.

   The Portfolio has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.25% of the Portfolio's average daily net assets. Janus Capital has agreed to reimburse the Portfolio by the amount, if any, that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 0.50% of average daily net assets. Mortality risk, expense risk and other charges imposed by participating insurance companies are excluded from the above expense limitation. Janus Capital has agreed to continue such waivers until at least May 1, 2005.


   The following table summarizes the advisory fees paid by the Portfolio and any advisory fee waivers for the last three fiscal years indicated. The information below is for fiscal years ended December 31. The information presented in the table below reflects the management fee in effect during each of the fiscal years shown. [TO BE UPDATED BY AMENDMENT]



                                                    2004                         2003                              2002
                                           -----------------------   ----------------------------        ------------------------
Portfolio Name                             Advisory Fees   Waivers    Advisory Fees       Waivers        Advisory Fees    Waivers
---------------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                      $              $             $77,839          $77,839*          $233,303        $0


* Fee waiver by Janus Capital exceeded the advisory fee.

   The Portfolio's Advisory Agreement is dated July 1, 2004, and will continue in effect until July 1, 2005, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolio's Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of the Portfolio or the Trustees of the Portfolio. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Portfolio or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Portfolio.


APPROVAL OF INVESTMENT ADVISORY AGREEMENT


   In approving the Portfolio's Advisory Agreement, the Independent Trustees requested and at a series of meetings considered a wide range of information provided by Janus Capital, certain of its affiliates, and Lipper Analytical Services, Inc. At each of these meetings, the Independent Trustees were advised by independent legal counsel.


   Among other things, the Trustees considered information about:


   - the investment objective and strategy of the Portfolio;



   - Janus Capital, and its current personnel (including particularly those personnel with responsibilities for providing investment, portfolio trading, and administrative services to the Portfolio), and its resources and investment process;


   - the terms of the Advisory Agreement;


   - the scope and quality of the services that Janus Capital provides to the Portfolio;



   - the historical investment performance of the Portfolio and of comparable funds managed by other advisers over various periods, and the efforts by Janus Capital to improve each Portfolio's performance;



   - the structure and rate of advisory fees rates payable to Janus Capital by the Portfolio and by other funds and client accounts managed by Janus Capital, the structure and rate of advisory fees payable to other advisers by comparable funds, and possible alternative fee structures;


   - the total expense ratio of the Portfolio and of comparable funds managed by other advisers;

   - compensation payable by the Portfolio to affiliates of Janus Capital for other services;


   - the methodology used by Janus Capital in determining the compensation payable to the portfolio manager and the competition for investment management talent;



   - Janus Capital's agreement to discontinue the use of the Portfolio's portfolio brokerage transactions to obtain research through brokers from third parties;



   - changes in the level of assets in the Portfolio and of all assets managed by Janus Capital;



   - the competitive market for mutual funds in different distribution channels;



   - the response of Janus Capital to various legal and regulatory proceedings; and



   - the profitability to Janus Capital and its affiliates of their relationships with the Portfolio.



   The Independent Trustees met privately with each of the senior officers of Janus Capital and with the portfolio manager, head of trading and chief compliance officer. They also engaged an independent consultant to analyze the alternative compensation methodologies.



   Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved the Advisory Agreement after concluding that the compensation for those services is reasonable and that approval of the Advisory Agreement is consistent with the best interests of the Portfolio and its shareholders.


ADDITIONAL INFORMATION ABOUT JANUS CAPITAL


   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Portfolio, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.


   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Portfolio and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


   Janus Capital and Janus Distributors currently have in place Ethics Rules which are comprised of the Personal Trading Code of Ethics, Gift Policy and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with the federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Portfolio shareholders first; (iii) to disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor and care in all matters relating to the Portfolio shareholders; and (v) conduct all personal trading, including transactions in the Portfolio and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.



   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Portfolio, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Portfolio. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Portfolio for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors and the Portfolio, and certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities (including non-money market Janus funds) not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES


   Each Portfolio's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Portfolio's portfolio securities in accordance with Janus Capital's own policies and procedures. Copies of Janus Capital's or the applicable subadviser's complete policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Portfolios' website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.



   Each Portfolio's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com and from the SEC through the SEC website at http://www.sec.gov.


Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES


   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on all major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital portfolio managers and Janus Capital's Office of the Chief Investment Officer. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.



   The role of the Proxy Voting Committee is to work with Janus Capital portfolio management and Janus Capital's Chief Investment Officer to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research) to vote the proxy.

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES

   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

   AUDITOR ISSUES


   Janus Capital will generally oppose proposals asking for approval of auditors which have a substantial nonaudit relationship with a company.


   EXECUTIVE COMPENSATION ISSUES


   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.


   GENERAL CORPORATE ISSUES


   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers and other similar actions on a case-by-case basis.


   SHAREHOLDER PROPOSALS


   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.



   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com.

CUSTODIAN, TRANSFER AGENT AND CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Portfolio's custodian. The custodian holds the Portfolio's assets in safekeeping and collects and remits the income thereon, subject to the instructions of the Portfolio.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolio's transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services to the Portfolio. Janus Services is not compensated for its services with respect to the Shares except for out-of-pocket costs.


   The Portfolio pays DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock.



   Janus Distributors LLC ("Janus Distributors"), 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


   Decisions as to the assignment of portfolio business for the Portfolio and negotiation of its commission rates are made by Janus Capital whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net price under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital may be permitted to pay higher commissions for research services as described below.



   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Portfolio or to a third party service provider to the Portfolio to pay Portfolio expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage, research and other services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials and other research products and services that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Portfolio shares when choosing a broker-dealer to effect transactions.



   For the fiscal years ended December 31, 2004, December 31, 2003 and December 31, 2002, the Portfolio did not incur any brokerage commissions. The Portfolio generally buys and sells securities in principal transactions, in which no commissions are paid. However, the Portfolio may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Portfolio will be no less favorable than that of contemporaneously available principal transactions. [TO BE UPDATED BY AMENDMENT]




   When the Portfolio purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.


   As of December 31, 2004, the Portfolio owned securities of its regular broker-dealers (or parents) as shown below: [TO BE UPDATED BY AMENDMENT]



                                                                      Value of
Name of Broker-Dealer                                             Securities Owned
------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.


   Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Portfolios' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Adviser Series. Certain Trustees are also currently Trustees of a fourth registered investment company advised by Janus Capital called Janus Adviser. As of the date of this Statement of Additional Information, collectively, the four registered investment companies consist of 63 series or funds.


   The Trust's officers are elected annually by the Trustees for a one-year term. The portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Investment Fund, Janus Adviser Series and Janus Adviser.


------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN
 NAME, AGE AS OF                                                                        FUND COMPLEX     OTHER
 DECEMBER 31, 2004    POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH PORTFOLIO   SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Private Investor.               61               Director, Red
 151 Detroit Street                                                                                      Robin Gourmet
 Denver, CO 80206     Trustee          9/93-Present                                                      Burgers, Inc.
 Age 61
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Executive Vice President and    59               Trustee and
 151 Detroit Street                                     Chief Operating Officer of The                   Vice President,
 Denver, CO 80206                                       Rockefeller Brothers Fund (a                     Asian Cultural
 Age 47                                                 private family foundation).                      Council.
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   59               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History.                                 Director,
 Denver, CO 80206                                                                                        Divergence
 Age 66                                                                                                  Inc.; Director
                                                                                                         of A.M. Castle
                                                                                                         & Co. and W.W.
                                                                                                         Grainger, Inc.;
                                                                                                         Trustee of
                                                                                                         Harris Insight
                                                                                                         Funds Trust (19
                                                                                                         portfolios),
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station), the
                                                                                                         University of
                                                                                                         Chicago and
                                                                                                         Chicago Public
                                                                                                         Education Fund.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN
 NAME, AGE AS OF                                                                        FUND COMPLEX     OTHER
 DECEMBER 31, 2004    POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH PORTFOLIO   SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          1/97-Present     Professor Emeritus of           61               Co-founder and
 151 Detroit Street                                     Business, University of                          Managing
 Denver, CO 80206                                       Colorado (since 2004).                           Director,
 Age 61                                                 Formerly, Professor of                           Roaring Fork
                                                        Business, University of                          Capital
                                                        Colorado, Colorado Springs, CO                   Partners
                                                        (2002-2004); and Distinguished                   (private equity
                                                        Visiting Professor of Business                   firm);
                                                        (2001-2002), Thunderbird                         Director, Red
                                                        (American Graduate School of                     Robin Gourmet
                                                        International Management),                       Burgers, Inc.
                                                        Phoenix, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          9/93-Present     Corporate Vice President and    59               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 60                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          9/93-Present     Consultant.                     59               N/A
 151 Detroit Street
 Denver, CO 80206
 Age 66
------------------------------------------------------------------------------------------------------------------------
  INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*    Trustee          5/93-Present     Formerly, President             61               N/A
 151 Detroit Street                                     (1978-2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994-2002)
 Age 67                                                 of Janus Capital or Janus
                                                        Capital Corporation; President
                                                        and Director (1994-2002) of
                                                        The Janus Foundation; Chairman
                                                        and Director (1978-2002) of
                                                        Janus Capital Corporation; and
                                                        Director (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------


* The Portfolio is treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                                      TERM OF
 NAME, AGE AS OF                                      OFFICE* AND
 DECEMBER 31, 2004                                    LENGTH OF
 AND ADDRESS          POSITIONS HELD WITH PORTFOLIO   TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 J. Eric Thorderson   Executive Vice President and    1/01-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts.
 Denver, CO 80206     Money Market Portfolio
 Age 43
---------------------------------------------------------------------------------------------------------------------------------
 Heidi W. Hardin      Vice President                  4/00-Present   Vice President and Assistant General Counsel to Janus
 151 Detroit Street                                                  Capital and Janus Services LLC.
 Denver, CO 80206
 Age 37
---------------------------------------------------------------------------------------------------------------------------------
 Bonnie M. Howe       Vice President                  12/99-Present  Vice President and Assistant General Counsel to Janus
 151 Detroit Street                                                  Capital, Janus Distributors LLC and Janus Services LLC.
 Denver, CO 80206                                                    Formerly, Assistant Vice President (1998-2000) for Janus
 Age 39                                                              Service Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes  Vice President and Secretary    12/99-Present  Senior Vice President and General Counsel of Janus Capital
 151 Detroit Street                                                  and Janus Services LLC; Vice President and Assistant General
 Denver, CO 80206     General Counsel                 4/04-Present   Counsel of Janus Distributors LLC. Formerly, Vice President
 Age 39                                                              (2000-2004) and Assistant General Counsel (2002-2004) of
                                                                     Janus Services LLC; Vice President (1999-2004) and Assistant
                                                                     General Counsel (1999-2004) of Janus Capital; and Assistant
                                                                     Vice President (1998-2000) of Janus Service Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski    Vice President and Chief        6/02-Present   Senior Vice President and Chief Compliance Officer of Janus
 151 Detroit Street   Compliance Officer                             Capital, Janus Distributors LLC, and Janus Services LLC;
 Denver, CO 80206                                                    Chief Compliance Officer of Bay Isle Financial LLC and
 Age 47                                                              Enhanced Investment Technologies LLC. Formerly, Vice
                                                                     President of Janus Capital (2000-2005), Janus Distributors
                                                                     LLC (2000-2001) and Janus Services LLC (2004-2005);
                                                                     Assistant Vice President of Janus Services LLC (2000-2004);
                                                                     and Senior Vice President and Director (1985-2000) of Mutual
                                                                     Fund Compliance for Van Kampen Funds.
---------------------------------------------------------------------------------------------------------------------------------
 Girard C. Miller     President and Chief Executive   11/03-Present  Executive Vice President and Chief Operating Officer of
 151 Detroit Street   Officer                                        Janus Capital Group Inc. and Janus Capital; President of
 Denver, CO 80206                                                    Janus Distributors LLC and Janus Capital International LLC;
 Age 53                                                              Executive Vice President of Janus Services LLC; President
                                                                     and Director of Janus Management Holdings Corporation; Chief
                                                                     Operating Officer and President of Capital Group Partners,
                                                                     Inc.; and Director of Janus World Funds. Formerly, Director
                                                                     of Capital Group Partners, Inc. (2003-2004); and President
                                                                     and Chief Executive Officer of ICMA Retirement Corporation
                                                                     (1993-2003).
---------------------------------------------------------------------------------------------------------------------------------


* Officers are elected annually by the Trustees for a one-year term.

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                                      TERM OF
 NAME, AGE AS OF                                      OFFICE* AND
 DECEMBER 31, 2004                                    LENGTH OF
 AND ADDRESS          POSITIONS HELD WITH PORTFOLIO   TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Jesper Nergaard      Vice President, Treasurer and   2/05-Present   Formerly, Director of Financial Reporting for
 151 Detroit Street   Principal Accounting Officer                   OppenheimerFunds, Inc. (2004-2005); Site Manager and First
 Denver, CO 80206                                                    Vice President of Mellon Global Securities Services (2003);
 Age 42                                                              and Director of Fund Accounting, Project Development and
                                                                     Training of INVESCO Funds Group (1994-2003).
---------------------------------------------------------------------------------------------------------------------------------
 Loren M. Starr       Vice President and Chief        11/03-Present  Senior Vice President and Chief Financial Officer of Janus
 151 Detroit Street   Financial Officer                              Capital, Janus Capital Group Inc., Janus Distributors LLC,
 Denver, CO 80206                                                    Janus Services LLC and Janus Institutional Services LLC;
 Age 43               President and Chief Executive   9/02-11/03     Senior Vice President, Chief Financial Officer and Director
                      Officer                                        of Janus Management Holdings Corporation; Senior Vice
                                                                     President, Chief Financial Officer and Treasurer of Janus
                                                                     International Limited; Director of Janus Holdings
                                                                     Corporation, Capital Group Partners, Inc. and Janus
                                                                     International Holdings LLC; Working Director of Bay Isle
                                                                     Financial LLC and Enhanced Investment Technologies, LLC; and
                                                                     Board member of Janus Global Funds SPC. Formerly, Director of Janus Capital Trust Manager Limited (2001-2004), Janus
                                                                     World Principal Protected Funds (2002-2004), Janus
                                                                     International (Asia) Limited (2002-2004) and Janus World
                                                                     Funds (2001-2004); Vice President, Treasurer, and Chief
                                                                     Financial Officer of Enhanced Investment Technologies, LLC
                                                                     (2003-2004); Vice President of Janus Capital Group Inc.
                                                                     (2003); Vice President (2001-2003), Chief Financial Officer
                                                                     (2001-2004) and Treasurer (2001-2003) of Janus Capital
                                                                     International LLC; Vice President (2001-2004) and Treasurer
                                                                     (2001-2003) of Janus Services LLC; Vice President
                                                                     (2001-2003), Treasurer (2001-2002) and Director (2002-2003)
                                                                     of Janus Capital; Vice President (2002-2005) and Treasurer
                                                                     (2002) of Janus Distributors LLC; Vice President (2001-
                                                                     2005) and Director (2002-2004) of Janus International
                                                                     Limited; Vice President (2002-2005) and Treasurer
                                                                     (2002-2003) of Janus Institutional Services LLC; Vice
                                                                     President (2003-2005) of Janus Management Holdings
                                                                     Corporation; Senior Vice President and Director of Capital
                                                                     Group Partners, Inc. (2003-2004); Vice President, Treasurer
                                                                     and Chief Financial Officer (2001-2002) for Janus
                                                                     International Holding, Inc.; and Managing Director,
                                                                     Treasurer and Head of Corporate Finance and Reporting
                                                                     (1998-2001) for Putnam Investments.
---------------------------------------------------------------------------------------------------------------------------------


 * Officers are elected annually by the Trustees for a one-year term.

   The Trustees are responsible for major decisions relating to the establishment or change of the Portfolio's objective(s), policies and techniques. The Trustees also supervise the operation of the Portfolio by its officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has six standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table: [TO BE UPDATED BY AMENDMENT]



----------------------------------------------------------------------------------------------------------------------------------
                                                                         MEMBERS                           NUMBER OF MEETINGS HELD
                           FUNCTIONS                                     (INDEPENDENT TRUSTEES)            DURING LAST FISCAL YEAR
----------------------------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE           Reviews the financial reporting process, the  John W. McCarter, Jr. (Chairman)
                           system of internal control over financial     Dennis B. Mullen
                           reporting, disclosure controls and            William D. Stewart
                           procedures, Form N-CSR filings and the audit
                           process. The Committee's review of the audit
                           process includes, among other things, the
                           appointment, compensation and oversight of
                           the auditors and pre-approval of all audit
                           and nonaudit services.
----------------------------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE       Reviews and makes recommendations regarding   James T. Rothe (Chairman)
                           matters related to the Trusts' use of         William F. McCalpin
                           brokerage commissions and placement of        Dennis B. Mullen
                           portfolio transactions.
----------------------------------------------------------------------------------------------------------------------------------
 LEGAL AND REGULATORY      Oversees compliance with various procedures   William F. McCalpin (Chairman)
 COMMITTEE                 adopted by the Trusts, reviews registration   William D. Stewart
                           statements on Form N-1A, oversees the         Martin H. Waldinger
                           implementation and administration of the
                           Trusts' Proxy Voting Guidelines and the
                           administration of the Trusts' Code of
                           Ethics.
----------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE    Reviews various matters related to the        Martin H. Waldinger (Chairman)
                           operations of the Janus Money Market Funds,   William F. McCalpin
                           including compliance with their Money Market  James T. Rothe
                           Fund Procedures.
----------------------------------------------------------------------------------------------------------------------------------
 NOMINATING AND            Identifies and recommends individuals for     Dennis B. Mullen (Chairman)
 GOVERNANCE COMMITTEE      election as Trustee, consults with            John W. McCarter, Jr.
                           Management in planning Trustee meetings, and  William D. Stewart oversees the administration of, and ensures
                           the compliance with, the Trusts' Governance
                           Procedures and Guidelines adopted by the
                           Trustees.
----------------------------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE         Determines the fair value of restricted and   William D. Stewart (Chairman)
                           other securities for which market quotations  James T. Rothe
                           are not readily available, or that are        Martin H. Waldinger
                           deemed not to be reliable, pursuant to
                           procedures adopted by the Trustees.
----------------------------------------------------------------------------------------------------------------------------------

   The Trustees cannot directly own Shares of the Portfolio without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such Trustees as a group do not own any outstanding Shares of the Portfolio. The table below gives the dollar range of shares of all funds advised by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2004. [TO BE UPDATED BY AMENDMENT]




-------------------------------------------------------------------------------------------------
                        DOLLAR RANGE OF       AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                        EQUITY SECURITIES IN  REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
 NAME OF TRUSTEE        THE PORTFOLIO         IN JANUS FUNDS
-------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------
 DENNIS B. MULLEN
-------------------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN
-------------------------------------------------------------------------------------------------
 JOHN W. MCCARTER, JR.
-------------------------------------------------------------------------------------------------
 JAMES T. ROTHE
-------------------------------------------------------------------------------------------------
 WILLIAM D. STEWART
-------------------------------------------------------------------------------------------------
 MARTIN H. WALDINGER
-------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------
 THOMAS H. BAILEY
-------------------------------------------------------------------------------------------------



   The following table shows the aggregate compensation earned by and paid to each Trustee by the Portfolio described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Portfolio or the Janus Funds. [TO BE UPDATED BY AMENDMENT]



                                                              Aggregate Compensation      Total Compensation
                                                              from the Portfolio for   from the Janus Funds for
                                                                fiscal year ended         calendar year ended
Name of Person, Position                                        December 31, 2004        December 31, 2004(1)
----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Dennis B. Mullen, Chairman and Trustee                                 $                       $
William F. McCalpin, Trustee                                           $                       $
John W. McCarter, Jr., Trustee                                         $                       $
James T. Rothe, Trustee                                                $                       $
William D. Stewart, Trustee                                            $                       $
Martin H. Waldinger, Trustee                                           $                       $
INTERESTED TRUSTEE
Thomas H. Bailey, Trustee(2)                                           $                       $


(1) As of December 31, 2004, Janus Funds consisted of four registered investment companies comprised of a total of 61 funds.
(2) Mr. Bailey is being treated as an interested person of the Portfolio and Janus Capital and is compensated by Janus Capital.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Shares of the Portfolio can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) certain qualified retirement plans. Participating insurance companies and certain designated organizations are authorized to receive purchase orders on the Portfolio's behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Portfolio are purchased at the NAV per share as determined at the close of regular trading session of the New York Stock Exchange next occurring after a purchase order is received and accepted by the Portfolio or its authorized agent. In order to receive a day's dividend, your order must be received by the close of the regular trading session of the NYSE. The prospectus for your insurance company's separate account or your plan documents contain detailed information about investing in the Portfolio.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

   Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Participating insurance companies and certain designated organizations are authorized to receive redemption orders on the Portfolio's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares normally will be redeemed for cash, although the Portfolio retains the right to redeem some or all of its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders by delivery of securities selected from its assets at its discretion. However, the Portfolio is governed by Rule 18f-1 under the 1940 Act, which requires the Portfolio to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, their Portfolio will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.


   The right to require the Portfolio to redeem its Shares may be suspended, or the date of payment may be postponed, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; (ii) the SEC permits such suspension and so orders; or
   (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. The Portfolio intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, the Portfolio will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If the Portfolio failed to qualify as a regulated investment company in any taxable year, the Portfolio may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Portfolio could be required to recognize unrealized gains, pay taxes and interest and make distributions before requalifying as a regulated investment company that is accorded special tax treatment. In addition, because a class of shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to comply with the diversification requirements of Internal Revenue Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

   All income dividends on the Portfolio's Shares are reinvested automatically in additional Shares of the Portfolio at the NAV determined on the first business day following the record date.

   Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the Portfolio.

   Because Shares of the Portfolio can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such contracts or plans. See the prospectus for the separate account of the related insurance company or the plan documents for additional information.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   The officers and Trustees of the Portfolio cannot directly own Shares of the Portfolio without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such officers and Trustees as a group own less than 1% of the outstanding
   Shares of the Portfolio. As of           , the percentage ownership of each
   separate account or plan owning 5% or more of the Shares of the Portfolio is as follows: [TO BE UPDATED BY AMENDMENT]




   No qualified plan owned 10% or more of the shares of the Trust as a whole.

   The Shares held by the separate accounts of each insurance company, including Shares for which no voting instructions have been received, will be voted by each insurance company in proportion to instructions received from contract owners. Since the listed insurance company separate accounts' voting rights are passed through to contract owners, the insurance companies themselves do not exercise voting control over the shares held in those accounts.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   The Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on May 20, 1993. As of the date of this SAI, the Trust consists of seventeen series of shares, known as "Portfolios," three of which offer three classes of shares, ten of which offer two classes of shares and four of which offer one class of shares.


   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Portfolio, the Portfolio must cease to use the name "Janus" as soon as reasonably practicable.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. The Shares of the Portfolio participate equally in dividends and other distributions by the Portfolio, and in residual assets of the Portfolio in the event of liquidation. Shares of the Portfolio have no preemptive, conversion or subscription rights.

   Money Market Portfolio offers two classes of shares. The Shares discussed in this SAI are offered only in connection with investment in and payments under variable contracts and life insurance contracts, as well as certain qualified retirement plans. The second class of shares, Service Shares, are offered only in connection with investment in and payments under variable insurance contracts and to qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for the Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Portfolio or class only if a matter affects or requires the vote of only that Portfolio or class or that Portfolio's or class' interest in the matter differs from the interest of the other portfolios or class of the Trust. A shareholder is entitled to one vote for each Share owned.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Portfolio shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two thirds of the votes entitled to be cast at such meeting. The Portfolio will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. Additional information may be found in the participating insurance company's separate account prospectus.

   The Trustees are responsible for major decisions relating to the Portfolio's policies and objectives; the Trustees oversee the operation of the Portfolio by its officers and review the investment decisions of the officers.

   The present Trustees were elected at a meeting of shareholders held on January 31, 2002, except Mr. McCalpin and Mr. McCarter, who were appointed by the Trustees on May 23, 2002, effective June 1, 2002. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing,
 28
   shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Portfolio, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws or the Trustees.


   As mentioned above in "Shareholder Meetings," each share of each Portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all Portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all Portfolios of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any Trustees.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



   [TO BE UPDATED BY AMENDMENT]




REGISTRATION STATEMENT

   The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolio or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT


   [TO BE UPDATED BY AMENDMENT]

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

MOODY'S AND STANDARD & POOR'S

   MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

   The two highest ratings of Standard & Poor's Ratings Services ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

   SHORT-TERM MUNICIPAL LOANS

   S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH

          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          F-1+........................ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of
                                       assurance for timely payment.
          F-1......................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.
          F-2......................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but
                                       the margin of safety is not as great as the F-1+ and F-1
                                       ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

   MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

   1. PROJECT NOTES, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

   2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

   3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

   4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

   5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

   6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

   MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

   1. GENERAL OBLIGATION BONDS are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

   2. REVENUE BONDS in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds, such as public housing or redevelopment authorities, and special districts, such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

   In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

   3. PRIVATE ACTIVITY BONDS are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

   While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

   Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenues bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

   OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

   Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

                                  (JANUS LOGO)

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020

                                                May 1, 2005

                                                Money Market Portfolio

                               JANUS ASPEN SERIES
                                 SERVICE SHARES

                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Service Shares (the "Shares") of Money Market Portfolio. The Portfolio is a separate series of Janus Aspen Series, a Delaware statutory trust, and is managed by Janus Capital Management LLC ("Janus Capital").


     The Shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, "variable insurance contracts") and by certain qualified retirement plans. The Portfolio also offers a second class of shares to certain qualified plans or separate accounts of insurance companies.


     This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated May 1, 2005, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your insurance company or plan sponsor. This SAI contains additional and more detailed information about the Portfolio's operations and activities than the Prospectus. [TO BE UPDATED BY AMENDMENT]

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    Investment Policies and Restrictions and Investment
    Strategies..................................................    2
    Determination of Net Asset Value............................   10
    Investment Adviser..........................................   11
    Custodian, Transfer Agent and Certain Affiliations..........   16
    Portfolio Transactions and Brokerage........................   17
    Trustees and Officers.......................................   18
    Purchase of Shares..........................................   24
    Distribution and Shareholder Servicing Plan.................   25
    Redemption of Shares........................................   26
    Dividends and Tax Status....................................   27
    Principal Shareholders......................................   28
    Miscellaneous Information...................................   29
       Shares of the Trust......................................   29
       Shareholder Meetings.....................................   29
       Voting Rights............................................   29
       Independent Registered Public Accounting Firm............   30
       Registration Statement...................................   30
    Financial Statements........................................   31
    Appendix A..................................................   32
       Description of Securities Ratings........................   32
    Appendix B..................................................   34
       Description of Municipal Securities......................   34

INVESTMENT POLICIES AND RESTRICTIONS AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS

   The Portfolio has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares if a matter affects just the Portfolio or class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares) are present or represented by proxy.

   As used in the restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States government, its agencies or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   The Portfolio has adopted the following fundamental policies and restrictions:


   (1) With respect to 75% of its total assets, the Portfolio may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7); or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.


   (2) The Portfolio may not purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to the Portfolio's investments in municipal securities; (iii) there is no limit on investment in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

   (3) The Portfolio may not act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (4) The Portfolio may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Portfolio's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

   (5) The Portfolio may not purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (6) The Portfolio may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Portfolio from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).


   (7) The Portfolio may not borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Portfolio's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Portfolio may not issue "senior securities" in contravention of the 1940 Act.

   (8) The Portfolio may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.


   Investment restriction (1) is intended to reflect the requirements under
   Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Portfolio interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.


   The Portfolio has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

   (1) The Portfolio may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Portfolio's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for certain securities such as securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (2) The Portfolio may not purchase securities on margin, or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

   (3) The Portfolio may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

   (4) The Portfolio may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Portfolio may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

   For purposes of the Portfolio's policies on investing in particular industries, the Portfolio will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single industry are materially different, the Portfolio may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES


   The Portfolio may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and
   (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, the Portfolio may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases it may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees and other types of instruments or features are subject to the diversification limits under Rule 2a-7.


   Pursuant to Rule 2a-7, the Portfolio will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, the Portfolio may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, the Portfolio may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer, or (ii) five percent of its total assets in second-tier securities.


   The following discussion of types of securities in which the Portfolio may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

   The Portfolio may purchase participation interests in loans or securities in which it may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives the Portfolio an undivided interest in the underlying loans or securities in the proportion that the Portfolio's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, the Portfolio will have the right to demand payment, on not more than seven days' notice, for all or a part of the Portfolio's participation interest. The Portfolio intends to exercise any demand rights it may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Portfolio's investment portfolio. The Portfolio will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   The Portfolio also may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.


   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by the Portfolio may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Portfolio, as well as other money market rates of interest. The Portfolio will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities


   The Portfolio may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.



   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.


   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to the Portfolio may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

   The Portfolio may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. The Portfolio may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of the Portfolio's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

   Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.


   Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.


   The Portfolio may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages.


   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which the Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Portfolio will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables the Portfolio to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Portfolio with those monies.

When-Issued and Delayed Delivery Securities

   The Portfolio may purchase securities on a when-issued or delayed delivery basis. The Portfolio will enter into such transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Portfolio's custodian will segregate cash or high quality liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities, sales of the segregated securities or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, the Portfolio could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Portfolio will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value.

Investment Company Securities


   From time to time, the Portfolio may invest in securities of other investment companies. The Portfolio is subject to the provisions of Section 12(d)(1) of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) prohibits the Portfolio from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of the Portfolio's total assets; or
   (iii) securities of such other investment company and all other investment companies owned by the Portfolio having a value in excess of 10% of the Portfolio's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Portfolio if, after the sale: (i) the Portfolio owns more than 3% of the other investment company's voting stock; or (ii) the Portfolio and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Portfolio may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds. Cash collateral may also be invested in unaffiliated money market funds or other accounts in excess of limitations of Section 12(d)(1), subject to an appropriate SEC exemptive order.


Debt Obligations


   Money Market Portfolio may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.


Auction Market and Remarketed Preferred Stock

   The Portfolio may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

Obligations of Financial Institutions

   The Portfolio may invest in obligations of financial institutions. Examples of obligations in which the Portfolio may invest include negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Portfolio may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest.


   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties that could reduce the Portfolio's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.


   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, Money Market Portfolio may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which the Portfolio may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration and Ginnie Mae. In addition, U.S. Government securities in which the Portfolio may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Leases

   The Portfolio may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Portfolio will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then

   Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.


   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such nonpayment would result in a reduction of income to the Portfolio, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the net asset value of the Portfolio.



PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES



   The non-money market Portfolios' full portfolio holdings are available monthly, with a 30-day lag, on www.janus.com. The money market Portfolios' full portfolio holdings are available monthly, with no lag, on www.janus.com. The non-money market Portfolios' full portfolio holdings will be posted within approximately two business days after month-end. The money market Portfolios' full portfolio holdings will be posted within approximately six business days after month-end. All of the Portfolios' full portfolio holdings will remain available until the following month's information is posted. The top ten portfolio holdings for each Portfolio (except that certain portfolios publish the top five portfolio holdings) are published quarterly, with a 15-day lag, on www.janus.com. Industry, sector and regional breakdowns are published quarterly, with a 15-day lag, on www.janus.com. On the business day following the posting of the Portfolios' holdings on www.janus.com, the holdings are available to third-party distributors, financial consultants and data aggregators.



   Specific portfolio level attribution analysis for the Portfolios is not publicly disseminated, but is made available monthly upon request via a Janus representative, with a 30-day lag, following the posting of full portfolio holdings on www.janus.com.



   For existing institutional money market clients, full institutional money market fund portfolio holdings are disseminated monthly with no lag, on the business day following the posting of the money market portfolio holdings on www.janus.com.



   Third parties which provide services to the Portfolios, such as trade execution measurement systems providers, independent pricing services, proxy voting services, the portfolios' insurers, computer systems service providers, the Portfolios' custodians and accountants/auditors may receive or have access to nonpublic portfolio holdings information. Examples of other potential recipients of nonpublic portfolio holdings information include fund rating organizations and lenders. Nonpublic portfolio holdings information may also be disclosed in unique circumstances such as merger transactions and redemptions in kind.



   Nonpublic portfolio holdings information may be disclosed to third parties provided that a good faith determination is made by Janus Capital's Chief Compliance Officer or Operating Committee that the Portfolios have a legitimate business purpose and that disclosure is in the Portfolios' best interests and the recipient executes an appropriate confidentiality agreement. The Chief Compliance Officer shall request certifications from service providers as deemed necessary and shall monitor marketing and sales practices and other communications with respect to the Portfolios to determine compliance with the policies and procedures. The Chief Compliance Officer shall report to the Portfolios' Trustees regarding material compliance matters with respect to the policies and procedures. Janus Capital and certain of its personnel have access to the Portfolios' portfolio holdings in the course of providing advisory services. Subadvisers also receive or have access to portfolio holdings information on a more frequent basis related to funds for which they provide subadvisory services. The Portfolios' brokers receive nonpublic portfolio information in the course of executing trades in portfolio securities, and are under a duty of confidentiality or have been instructed to keep the information confidential. No Portfolio or affiliated entity shall receive compensation or other consideration by virtue of disclosure of a Portfolio's portfolio holdings.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------


   Pursuant to the rules of the SEC, the Trustees have established procedures to stabilize the Portfolio's net asset value at $1.00 per Share. These procedures include a review of the extent of any deviation of net asset value per Share as a result of fluctuating interest rates, based on available market rates, from the Portfolio's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Portfolio: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days;
   (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Portfolio's high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------


   As stated in the Prospectus, the Portfolio has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.



   The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolio's investments, provide office space for the Portfolio, and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolio.



   Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that were instrumental in the acquisition or retention of contract owners or plan participants for the Portfolio or that perform recordkeeping or other services with respect to shareholder accounts. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.



   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. You may wish to consider whether such arrangements exist when evaluating any recommendation of the Portfolios.



   Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials or business building programs for such intermediaries to raise awareness of the Portfolios.


   The Portfolio pays custodian agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, registration fees, expenses of shareholders' meetings, and reports to shareholders, fees and expenses of Trustees who are not interested persons of Janus Capital, and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and record-keeping for which the Portfolio may reimburse Janus Capital for its costs.

   The Portfolio has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.25% of the Portfolio's average daily net assets. Janus Capital has agreed to reimburse the Portfolio by the amount, if any, that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee but excluding the distribution fee described below, brokerage commissions, interest, taxes and extraordinary expenses, exceed 0.50% of average daily net assets. Mortality risk, expense risk and other charges imposed by participating insurance companies are excluded from the above expense limitation. Janus Capital has agreed to continue such waivers until at least May 1, 2005.


   The following table summarizes the advisory fees paid by the Portfolio and any advisory fee waivers for the last three fiscal years indicated. The information below is for fiscal years ended December 31. The information presented in the table below reflects the management fee in effect during each of the fiscal years shown. [TO BE UPDATED BY AMENDMENT]



                                                    2004                         2003                              2002
                                           -----------------------   ----------------------------        ------------------------
Portfolio Name                             Advisory Fees   Waivers    Advisory Fees       Waivers        Advisory Fees    Waivers
---------------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                      $              $             $77,839          $77,839*          $233,303        $0


* Fee waiver by Janus Capital exceeded the advisory fee.

   The Portfolio's Advisory Agreement is dated July 1, 2004, and will continue in effect until July 1, 2005, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolio's Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of the Portfolio or the Trustees of the Portfolio. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Portfolio or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Portfolio.


APPROVAL OF INVESTMENT ADVISORY AGREEMENT


   In approving the Portfolio's Advisory Agreement, the Independent Trustees requested and at a series of meetings considered a wide range of information provided by Janus Capital, certain of its affiliates, and Lipper Analytical Services, Inc. At each of these meetings, the Independent Trustees were advised by independent legal counsel.


   Among other things, the Trustees considered information about:


   - the investment objective and strategy of the Portfolio;



   - Janus Capital, and its current personnel (including particularly those personnel with responsibilities for providing investment, portfolio trading, and administrative services to the Portfolio), and its resources and investment process;


   - the terms of the Advisory Agreement;


   - the scope and quality of the services that Janus Capital provides to the Portfolio;



   - the historical investment performance of the Portfolio and of comparable funds managed by other advisers over various periods, and the efforts by Janus Capital to improve each Portfolio's performance;



   - the structure and rate of advisory fees rates payable to Janus Capital by the Portfolio and by other funds and client accounts managed by Janus Capital, the structure and rate of advisory fees payable to other advisers by comparable funds, and possible alternative fee structures;


   - the total expense ratio of the Portfolio and of comparable funds managed by other advisers;

   - compensation payable by the Portfolio to affiliates of Janus Capital for other services;


   - the methodology used by Janus Capital in determining the compensation payable to the portfolio manager and the competition for investment management talent;



   - Janus Capital's agreement to discontinue the use of the Portfolio's portfolio brokerage transactions to obtain research through brokers from third parties;



   - changes in the level of assets in the Portfolio and of all assets managed by Janus Capital;



   - the competitive market for mutual funds in different distribution channels;



   - the response of Janus Capital to various legal and regulatory proceedings; and



   - the profitability to Janus Capital and its affiliates of their relationships with the Portfolio.



   The Independent Trustees met privately with each of the senior officers of Janus Capital and with the portfolio manager, head of trading and chief compliance officer. They also engaged an independent consultant to analyze the alternative compensation methodologies.



   Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved the Advisory Agreement after concluding that the compensation for those services is reasonable and that approval of the Advisory Agreement is consistent with the best interests of the Portfolio and its shareholders.


ADDITIONAL INFORMATION ABOUT JANUS CAPITAL


   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Portfolio, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.


   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Portfolio and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.



   Janus Capital and Janus Distributors currently have in place Ethics Rules which are comprised of the Personal Trading Code of Ethics, Gift Policy and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with the federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Portfolio shareholders first; (iii) to disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor and care in all matters relating to the Portfolio shareholders; and (v) conduct all personal trading, including transactions in the Portfolio and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.



   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Portfolio, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Portfolio. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Portfolio for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors and the Portfolio, and certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities (including non-money market Janus funds) not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES


   Each Portfolio's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Portfolio's portfolio securities in accordance with Janus Capital's own policies and procedures. Copies of Janus Capital's or the applicable subadviser's complete policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Portfolios' website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.



   Each Portfolio's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com and from the SEC through the SEC website at http://www.sec.gov.


Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES


   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on all major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital portfolio managers and Janus Capital's Office of the Chief Investment Officer. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.



   The role of the Proxy Voting Committee is to work with Janus Capital portfolio management and Janus Capital's Chief Investment Officer to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research) to vote the proxy.

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES

   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

   AUDITOR ISSUES


   Janus Capital will generally oppose proposals asking for approval of auditors which have a substantial nonaudit relationship with a company.


   EXECUTIVE COMPENSATION ISSUES


   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.


   GENERAL CORPORATE ISSUES


   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers and other similar actions on a case-by-case basis.


   SHAREHOLDER PROPOSALS


   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.



   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com.

CUSTODIAN, TRANSFER AGENT AND CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Portfolio's custodian. The custodian holds the Portfolio's assets in safekeeping and collects and remits the income thereon, subject to the instructions of the Portfolio.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolio's transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services to the Portfolio. Janus Services is not compensated for its services with respect to the Shares except for out-of-pocket costs.


   The Portfolio pays DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock.



   Janus Distributors LLC ("Janus Distributors"), 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


   Decisions as to the assignment of portfolio business for the Portfolio and negotiation of its commission rates are made by Janus Capital whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net price under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital may be permitted to pay higher commissions for research services as described below.



   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Portfolio or to a third party service provider to the Portfolio to pay Portfolio expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage, research and other services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials and other research products and services that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Portfolio shares when choosing a broker-dealer to effect transactions.



   For the fiscal years ended December 31, 2004, December 31, 2003 and December 31, 2002, the Portfolio did not incur any brokerage commissions. The Portfolio generally buys and sells securities in principal transactions, in which no commissions are paid. However, the Portfolio may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Portfolio will be no less favorable than that of contemporaneously available principal transactions. [TO BE UPDATED BY AMENDMENT]




   When the Portfolio purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.


   As of December 31, 2004, the Portfolio owned securities of its regular broker-dealers (or parents) as shown below: [TO BE UPDATED BY AMENDMENT]



                                                                      Value of
Name of Broker-Dealer                                             Securities Owned
------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.


   Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Portfolios' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Adviser Series. Certain Trustees are also currently Trustees of a fourth registered investment company advised by Janus Capital called Janus Adviser. As of the date of this Statement of Additional Information, collectively, the four registered investment companies consist of 63 series or funds.


   The Trust's officers are elected annually by the Trustees for a one-year term. The portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Investment Fund, Janus Adviser Series and Janus Adviser.


------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN
 NAME, AGE AS OF                                                                        FUND COMPLEX     OTHER
 DECEMBER 31, 2004    POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH PORTFOLIO   SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Private Investor.               61               Director, Red
 151 Detroit Street                                                                                      Robin Gourmet
 Denver, CO 80206     Trustee          9/93-Present                                                      Burgers, Inc.
 Age 61
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Executive Vice President and    59               Trustee and
 151 Detroit Street                                     Chief Operating Officer of The                   Vice President,
 Denver, CO 80206                                       Rockefeller Brothers Fund (a                     Asian Cultural
 Age 47                                                 private family foundation).                      Council.
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   59               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History.                                 Director,
 Denver, CO 80206                                                                                        Divergence
 Age 66                                                                                                  Inc.; Director
                                                                                                         of A.M. Castle
                                                                                                         & Co. and W.W.
                                                                                                         Grainger, Inc.;
                                                                                                         Trustee of
                                                                                                         Harris Insight
                                                                                                         Funds Trust (19
                                                                                                         portfolios),
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station), the
                                                                                                         University of
                                                                                                         Chicago and
                                                                                                         Chicago Public
                                                                                                         Education Fund.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN
 NAME, AGE AS OF                                                                        FUND COMPLEX     OTHER
 DECEMBER 31, 2004    POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH PORTFOLIO   SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          1/97-Present     Professor Emeritus of           61               Co-founder and
 151 Detroit Street                                     Business, University of                          Managing
 Denver, CO 80206                                       Colorado (since 2004).                           Director,
 Age 61                                                 Formerly, Professor of                           Roaring Fork
                                                        Business, University of                          Capital
                                                        Colorado, Colorado Springs, CO                   Partners
                                                        (2002-2004); and Distinguished                   (private equity
                                                        Visiting Professor of Business                   firm);
                                                        (2001-2002), Thunderbird                         Director, Red
                                                        (American Graduate School of                     Robin Gourmet
                                                        International Management),                       Burgers, Inc.
                                                        Phoenix, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          9/93-Present     Corporate Vice President and    59               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 60                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          9/93-Present     Consultant.                     59               N/A
 151 Detroit Street
 Denver, CO 80206
 Age 66
------------------------------------------------------------------------------------------------------------------------
  INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*    Trustee          5/93-Present     Formerly, President             61               N/A
 151 Detroit Street                                     (1978-2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994-2002)
 Age 67                                                 of Janus Capital or Janus
                                                        Capital Corporation; President
                                                        and Director (1994-2002) of
                                                        The Janus Foundation; Chairman
                                                        and Director (1978-2002) of
                                                        Janus Capital Corporation; and
                                                        Director (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------


* The Portfolio is treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                                      TERM OF
 NAME, AGE AS OF                                      OFFICE* AND
 DECEMBER 31, 2004                                    LENGTH OF
 AND ADDRESS          POSITIONS HELD WITH PORTFOLIO   TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 J. Eric Thorderson   Executive Vice President and    1/01-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts.
 Denver, CO 80206     Money Market Portfolio
 Age 43
---------------------------------------------------------------------------------------------------------------------------------
 Heidi W. Hardin      Vice President                  4/00-Present   Vice President and Assistant General Counsel to Janus
 151 Detroit Street                                                  Capital and Janus Services LLC.
 Denver, CO 80206
 Age 37
---------------------------------------------------------------------------------------------------------------------------------
 Bonnie M. Howe       Vice President                  12/99-Present  Vice President and Assistant General Counsel to Janus
 151 Detroit Street                                                  Capital, Janus Distributors LLC and Janus Services LLC.
 Denver, CO 80206                                                    Formerly, Assistant Vice President (1998-2000) for Janus
 Age 39                                                              Service Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes  Vice President and Secretary    12/99-Present  Senior Vice President and General Counsel of Janus Capital
 151 Detroit Street                                                  and Janus Services LLC; Vice President and Assistant General
 Denver, CO 80206     General Counsel                 4/04-Present   Counsel of Janus Distributors LLC. Formerly, Vice President
 Age 39                                                              (2000-2004) and Assistant General Counsel (2002-2004) of
                                                                     Janus Services LLC; Vice President (1999-2004) and Assistant
                                                                     General Counsel (1999-2004) of Janus Capital; and Assistant
                                                                     Vice President (1998-2000) of Janus Service Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski    Vice President and Chief        6/02-Present   Senior Vice President and Chief Compliance Officer of Janus
 151 Detroit Street   Compliance Officer                             Capital, Janus Distributors LLC, and Janus Services LLC;
 Denver, CO 80206                                                    Chief Compliance Officer of Bay Isle Financial LLC and
 Age 47                                                              Enhanced Investment Technologies LLC. Formerly, Vice
                                                                     President of Janus Capital (2000-2005), Janus Distributors
                                                                     LLC (2000-2001) and Janus Services LLC (2004-2005);
                                                                     Assistant Vice President of Janus Services LLC (2000-2004);
                                                                     and Senior Vice President and Director (1985-2000) of Mutual
                                                                     Fund Compliance for Van Kampen Funds.
---------------------------------------------------------------------------------------------------------------------------------
 Girard C. Miller     President and Chief Executive   11/03-Present  Executive Vice President and Chief Operating Officer of
 151 Detroit Street   Officer                                        Janus Capital Group Inc. and Janus Capital; President of
 Denver, CO 80206                                                    Janus Distributors LLC and Janus Capital International LLC;
 Age 53                                                              Executive Vice President of Janus Services LLC; President
                                                                     and Director of Janus Management Holdings Corporation; Chief
                                                                     Operating Officer and President of Capital Group Partners,
                                                                     Inc.; and Director of Janus World Funds. Formerly, Director
                                                                     of Capital Group Partners, Inc. (2003-2004); and President
                                                                     and Chief Executive Officer of ICMA Retirement Corporation
                                                                     (1993-2003).
---------------------------------------------------------------------------------------------------------------------------------


* Officers are elected annually by the Trustees for a one-year term.

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                                      TERM OF
 NAME, AGE AS OF                                      OFFICE* AND
 DECEMBER 31, 2004                                    LENGTH OF
 AND ADDRESS          POSITIONS HELD WITH PORTFOLIO   TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Jesper Nergaard      Vice President, Treasurer and   2/05-Present   Formerly, Director of Financial Reporting for
 151 Detroit Street   Principal Accounting Officer                   OppenheimerFunds, Inc. (2004-2005); Site Manager and First
 Denver, CO 80206                                                    Vice President of Mellon Global Securities Services (2003);
 Age 42                                                              and Director of Fund Accounting, Project Development and
                                                                     Training of INVESCO Funds Group (1994-2003).
---------------------------------------------------------------------------------------------------------------------------------
 Loren M. Starr       Vice President and Chief        11/03-Present  Senior Vice President and Chief Financial Officer of Janus
 151 Detroit Street   Financial Officer                              Capital, Janus Capital Group Inc., Janus Distributors LLC,
 Denver, CO 80206                                                    Janus Services LLC and Janus Institutional Services LLC;
 Age 43               President and Chief Executive   9/02-11/03     Senior Vice President, Chief Financial Officer and Director
                      Officer                                        of Janus Management Holdings Corporation; Senior Vice
                                                                     President, Chief Financial Officer and Treasurer of Janus
                                                                     International Limited; Director of Janus Holdings
                                                                     Corporation, Capital Group Partners, Inc. and Janus
                                                                     International Holdings LLC; Working Director of Bay Isle
                                                                     Financial LLC and Enhanced Investment Technologies, LLC; and
                                                                     Board member of Janus Global Funds SPC. Formerly, Director of Janus Capital Trust Manager Limited (2001-2004), Janus
                                                                     World Principal Protected Funds (2002-2004), Janus
                                                                     International (Asia) Limited (2002-2004) and Janus World
                                                                     Funds (2001-2004); Vice President, Treasurer, and Chief
                                                                     Financial Officer of Enhanced Investment Technologies, LLC
                                                                     (2003-2004); Vice President of Janus Capital Group Inc.
                                                                     (2003); Vice President (2001-2003), Chief Financial Officer
                                                                     (2001-2004) and Treasurer (2001-2003) of Janus Capital
                                                                     International LLC; Vice President (2001-2004) and Treasurer
                                                                     (2001-2003) of Janus Services LLC; Vice President
                                                                     (2001-2003), Treasurer (2001-2002) and Director (2002-2003)
                                                                     of Janus Capital; Vice President (2002-2005) and Treasurer
                                                                     (2002) of Janus Distributors LLC; Vice President (2001-
                                                                     2005) and Director (2002-2004) of Janus International
                                                                     Limited; Vice President (2002-2005) and Treasurer
                                                                     (2002-2003) of Janus Institutional Services LLC; Vice
                                                                     President (2003-2005) of Janus Management Holdings
                                                                     Corporation; Senior Vice President and Director of Capital
                                                                     Group Partners, Inc. (2003-2004); Vice President, Treasurer
                                                                     and Chief Financial Officer (2001-2002) for Janus
                                                                     International Holding, Inc.; and Managing Director,
                                                                     Treasurer and Head of Corporate Finance and Reporting
                                                                     (1998-2001) for Putnam Investments.
---------------------------------------------------------------------------------------------------------------------------------


 * Officers are elected annually by the Trustees for a one-year term.

   The Trustees are responsible for major decisions relating to the establishment or change of the Portfolio's objective(s), policies and techniques. The Trustees also supervise the operation of the Portfolio by its officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has six standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table: [TO BE UPDATED BY AMENDMENT]



----------------------------------------------------------------------------------------------------------------------------------
                                                                         MEMBERS                           NUMBER OF MEETINGS HELD
                           FUNCTIONS                                     (INDEPENDENT TRUSTEES)            DURING LAST FISCAL YEAR
----------------------------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE           Reviews the financial reporting process, the  John W. McCarter, Jr. (Chairman)
                           system of internal control over financial     Dennis B. Mullen
                           reporting, disclosure controls and            William D. Stewart
                           procedures, Form N-CSR filings and the audit
                           process. The Committee's review of the audit
                           process includes, among other things, the
                           appointment, compensation and oversight of
                           the auditors and pre-approval of all audit
                           and nonaudit services.
----------------------------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE       Reviews and makes recommendations regarding   James T. Rothe (Chairman)
                           matters related to the Trusts' use of         William F. McCalpin
                           brokerage commissions and placement of        Dennis B. Mullen
                           portfolio transactions.
----------------------------------------------------------------------------------------------------------------------------------
 LEGAL AND REGULATORY      Oversees compliance with various procedures   William F. McCalpin (Chairman)
 COMMITTEE                 adopted by the Trusts, reviews registration   William D. Stewart
                           statements on Form N-1A, oversees the         Martin H. Waldinger
                           implementation and administration of the
                           Trusts' Proxy Voting Guidelines and the
                           administration of the Trusts' Code of
                           Ethics.
----------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE    Reviews various matters related to the        Martin H. Waldinger (Chairman)
                           operations of the Janus Money Market Funds,   William F. McCalpin
                           including compliance with their Money Market  James T. Rothe
                           Fund Procedures.
----------------------------------------------------------------------------------------------------------------------------------
 NOMINATING AND            Identifies and recommends individuals for     Dennis B. Mullen (Chairman)
 GOVERNANCE COMMITTEE      election as Trustee, consults with            John W. McCarter, Jr.
                           Management in planning Trustee meetings, and  William D. Stewart oversees the administration of, and ensures
                           the compliance with, the Trusts' Governance
                           Procedures and Guidelines adopted by the
                           Trustees.
----------------------------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE         Determines the fair value of restricted and   William D. Stewart (Chairman)
                           other securities for which market quotations  James T. Rothe
                           are not readily available, or that are        Martin H. Waldinger
                           deemed not to be reliable, pursuant to
                           procedures adopted by the Trustees.
----------------------------------------------------------------------------------------------------------------------------------

   The Trustees cannot directly own Shares of the Portfolio without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such Trustees as a group do not own any outstanding Shares of the Portfolio. The table below gives the dollar range of shares of all funds advised by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2004. [TO BE UPDATED BY AMENDMENT]




-------------------------------------------------------------------------------------------------
                        DOLLAR RANGE OF       AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                        EQUITY SECURITIES IN  REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
 NAME OF TRUSTEE        THE PORTFOLIO         IN JANUS FUNDS
-------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------
 DENNIS B. MULLEN
-------------------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN
-------------------------------------------------------------------------------------------------
 JOHN W. MCCARTER, JR.
-------------------------------------------------------------------------------------------------
 JAMES T. ROTHE
-------------------------------------------------------------------------------------------------
 WILLIAM D. STEWART
-------------------------------------------------------------------------------------------------
 MARTIN H. WALDINGER
-------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------
 THOMAS H. BAILEY
-------------------------------------------------------------------------------------------------



   The following table shows the aggregate compensation earned by and paid to each Trustee by the Portfolio described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Portfolio or the Janus Funds. [TO BE UPDATED BY AMENDMENT]



                                                              Aggregate Compensation      Total Compensation
                                                              from the Portfolio for   from the Janus Funds for
                                                                fiscal year ended         calendar year ended
Name of Person, Position                                        December 31, 2004        December 31, 2004(1)
----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Dennis B. Mullen, Chairman and Trustee                                 $                       $
William F. McCalpin, Trustee                                           $                       $
John W. McCarter, Jr., Trustee                                         $                       $
James T. Rothe, Trustee                                                $                       $
William D. Stewart, Trustee                                            $                       $
Martin H. Waldinger, Trustee                                           $                       $
INTERESTED TRUSTEE
Thomas H. Bailey, Trustee(2)                                           $                       $


(1) As of December 31, 2004, Janus Funds consisted of four registered investment companies comprised of a total of 61 funds.
(2) Mr. Bailey is being treated as an interested person of the Portfolio and Janus Capital and is compensated by Janus Capital.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Shares of the Portfolio can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) certain qualified retirement plans. Participating insurance companies and certain designated organizations are authorized to receive purchase orders on the Portfolio's behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Portfolio are purchased at the NAV per share as determined at the close of regular trading session of the New York Stock Exchange next occurring after a purchase order is received and accepted by the Portfolio or its authorized agent. In order to receive a day's dividend, your order must be received by the close of the regular trading session of the NYSE. The prospectus for your insurance company's separate account or your plan documents contain detailed information about investing in the Portfolio.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
--------------------------------------------------------------------------------

   Under a distribution and shareholder servicing plan ("Plan") adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), the Shares may pay Janus Distributors, Inc., the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and shareholder servicing performed by such service providers. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio for recordkeeping and administrative services as well as activities which are primarily intended to result in sales of the Shares, including but not limited to preparing, printing and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing contract owners and plan participants; responding to inquiries by contract owners and plan participants; receiving and answering correspondence; contract owner and participant level recordkeeping and administrative services; and similar activities. On December 14, 1999, Trustees unanimously approved the Plan which became effective on that date. The Plan and any Rule 12b-1 related agreement that is entered into by the Portfolio or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, the Plan may be terminated at any time, without penalty, by vote of a majority of the outstanding Shares of the Portfolio or by vote of a majority of 12b-1 Trustees.


   For the fiscal year ended December 31, 2004, the total amount paid by the Shares to Janus Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under
   the 12b-1 plan was $     . [TO BE UPDATED BY AMENDMENT]

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

   Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Participating insurance companies and certain designated organizations are authorized to receive redemption orders on the Portfolio's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares normally will be redeemed for cash, although the Portfolio retains the right to redeem some or all of its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders by delivery of securities selected from its assets at its discretion. However, the Portfolio is governed by Rule 18f-1 under the 1940 Act, which requires the Portfolio to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, their Portfolio will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.


   The right to require the Portfolio to redeem its Shares may be suspended, or the date of payment may be postponed, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; (ii) the SEC permits such suspension and so orders; or
   (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. The Portfolio intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, the Portfolio will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If the Portfolio failed to qualify as a regulated investment company in any taxable year, the Portfolio may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Portfolio could be required to recognize unrealized gains, pay taxes and interest and make distributions before requalifying as a regulated investment company that is accorded special tax treatment. In addition, because a class of shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to comply with the diversification requirements of Internal Revenue Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

   All income dividends on the Portfolio's Shares are reinvested automatically in additional Shares of the Portfolio at the NAV determined on the first business day following the record date.

   Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the Portfolio.

   Because Shares of the Portfolio can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such contracts or plans. See the prospectus for the separate account of the related insurance company or the plan documents for additional information.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   The officers and Trustees of the Portfolio cannot directly own Shares of the Portfolio without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such officers and Trustees as a group own less than 1% of the outstanding
   Shares of the Portfolio. As of           , all of the outstanding Shares of
   the Portfolio were owned by Janus Capital which provided seed capital for the Portfolio. [TO BE UPDATED BY AMENDMENT]

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   The Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on May 20, 1993. As of the date of this SAI, the Trust consists of seventeen series of shares, known as "Portfolios," three of which offer three classes of shares, ten of which offer two classes of shares and four of which offer one class of shares.


   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Portfolio, the Portfolio must cease to use the name "Janus" as soon as reasonably practicable.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. The Shares of the Portfolio participate equally in dividends and other distributions by the Portfolio, and in residual assets of the Portfolio in the event of liquidation. Shares of the Portfolio have no preemptive, conversion or subscription rights.

   Money Market Portfolio offers two classes of shares. The Shares discussed in this SAI are offered only in connection with investment in and payments under variable insurance contracts and to qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. The second class of shares, Institutional Shares, are offered only in connection with investment in and payments under variable contracts and life insurance contracts, as well as certain qualified retirement plans.

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for the Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Portfolio or class only if a matter affects or requires the vote of only that Portfolio or class or that Portfolio's or class' interest in the matter differs from the interest of the other portfolios or class of the Trust. A shareholder is entitled to one vote for each Share owned.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Portfolio shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two thirds of the votes entitled to be cast at such meeting. The Portfolio will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. Additional information may be found in the participating insurance company's separate account prospectus.

   The Trustees are responsible for major decisions relating to the Portfolio's policies and objectives; the Trustees oversee the operation of the Portfolio by its officers and review the investment decisions of the officers.

   The present Trustees were elected at a meeting of shareholders held on January 31, 2002, except Mr. McCalpin and Mr. McCarter, who were appointed by the Trustees on May 23, 2002, effective June 1, 2002. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Portfolio, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws or the Trustees.


   As mentioned above in "Shareholder Meetings," each share of each Portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all Portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all Portfolios of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any Trustees.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



   [TO BE UPDATED BY AMENDMENT]


REGISTRATION STATEMENT

   The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolio or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT


   [TO BE UPDATED BY AMENDMENT]

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

MOODY'S AND STANDARD & POOR'S

   MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

   The two highest ratings of Standard & Poor's Ratings Services ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

   SHORT-TERM MUNICIPAL LOANS

   S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH

          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          F-1+........................ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of
                                       assurance for timely payment.
          F-1......................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.
          F-2......................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but
                                       the margin of safety is not as great as the F-1+ and F-1
                                       ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

   MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

   1. PROJECT NOTES, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

   2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

   3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

   4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

   5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

   6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

   MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

   1. GENERAL OBLIGATION BONDS are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

   2. REVENUE BONDS in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds, such as public housing or redevelopment authorities, and special districts, such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

   In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

   3. PRIVATE ACTIVITY BONDS are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

   While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

   Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenues bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

   OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

   Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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 36
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

                                  (JANUS LOGO)

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020

                               JANUS ASPEN SERIES

                           PART C - OTHER INFORMATION

ITEM 23  Exhibits

         Exhibit 1         (a)      Trust Instrument dated May 19, 1993, is
                                    incorporated herein by reference to
                                    Registrant's Registration Statement on Form
                                    N-1A filed with the Securities and Exchange
                                    Commission on May 20, 1993 (File No.
                                    33-63212).

                           (b)      Amendments to Trust Instrument are
                                    incorporated herein by reference to Exhibit
                                    1(b) to Post-Effective Amendment No. 7,
                                    filed on February 14, 1996 (File No.
                                    33-63212).

                           (c) Amendment to Trust Instrument dated December 10, 1996 is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 10, filed on February 13, 1997 (File No. 33-63212).

                           (d)      Amendment to Trust Instrument dated
                                    September 14, 1999 is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

                           (e) Amendment to Trust Instrument dated December 14, 1999 is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 23, filed on February 16, 2000 (File No. 33-63212).

                           (f) Form of Amendment to Trust Instrument dated July 28, 2000, is incorporated herein by reference to Exhibit 1(f) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                           (g) Form of Amendment to Trust Instrument dated August 1, 2000, is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                           (h) Form of Amendment to Trust Instrument dated February 12, 2000, is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                           (i) Form of Amendment to Trust Instrument dated July 31, 2001, is incorporated herein by reference to Exhibit 1(i) to Post-Effective Amendment No. 26, filed on June 1, 2001 (File No. 33-63212).

                           (j)      Amendment to Trust Instrument dated
                                    September 13, 2001, is incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

                           (k) Fourteenth Amendment to Trust Instrument dated September 18, 2002, is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

                           (l) Fifteenth Amendment to Trust Instrument dated October 14, 2002, is incorporated herein by reference to Exhibit 1(l) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

                           (m) Sixteenth Amendment to Trust Instrument dated January 31, 2003, is incorporated herein by reference to Exhibit 1(m) to Post-Effective Amendment No. 32, filed on February 26, 2003 (File No. 33-63212).

                           (n) Amended and Restated Trust Instrument dated March 18, 2003, is incorporated herein by reference to Exhibit 1(n) to Post-Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212).

                           (o) First Amendment to Amended and Restated Trust Instrument dated May 1, 2003, is incorporated herein by reference to Exhibit 1(o) to Post-Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212).

                           (p) Form of Second Amendment to Amended and Restated Trust Instrument dated May 1, 2004, is incorporated herein by reference to
                                    Exhibit 1(p) to Post-Effective Amendment No.
                                    36, filed on February 26, 2004 (File No.
                                    33-63212).

                           (q) Form of Third Amendment to Amended and Restated Trust Instrument dated May 1, 2005, is filed herein as Exhibit 1(q).

         Exhibit 2         (a)      Restated Bylaws are incorporated herein by
                                    reference to Exhibit 2(a) to Post-Effective
                                    Amendment No. 7, filed on February 14, 1996
                                    (File No. 33-63212).

                           (b)      First Amendment to the Bylaws is
                                    incorporated herein by reference to Exhibit
                                    2(b) to Post-Effective Amendment No. 7,
                                    filed on February 14, 1996 (File No.
                                    33-63212).

                           (c)      Second Amendment to the Bylaws is
                                    incorporated herein by reference to Exhibit
                                    2(c) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

                           (d)      Third Amendment to the Bylaws is
                                    incorporated herein by reference to Exhibit
                                    2(d) to Post-Effective Amendment No. 37, filed on April 30, 2004 (File No. 33-63212).

         Exhibit 3                  Not Applicable

         Exhibit 4         (a)      Investment Advisory Agreement for Growth
                                    Portfolio, Aggressive Growth Portfolio,
                                    Worldwide Growth Portfolio, Balanced
                                    Portfolio, Flexible Income Portfolio and
                                    Short-Term Bond Portfolio is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 15, filed on
                                    February 27, 1998 (File No. 33-63212).

                           (b)      Investment Advisory Agreement for
                                    International Growth Portfolio is
                                    incorporated herein by reference to Exhibit
                                    5(b) to Post-Effective Amendment No. 15, filed on February 27, 1998 (File No. 33-63212).

                           (c) Investment Advisory Agreement for Money Market Portfolio is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 15, filed on February 27, 1998 (File No. 33-63212).

                           (d) Investment Advisory Agreement for High-Yield Portfolio filed as Exhibit 5(d) to Post-Effective Amendment No. 15, filed on February 27, 1998 (File No. 33-63212) has been withdrawn.

                           (e) Investment Advisory Agreement for Equity Income Portfolio is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 15, filed on February 27, 1998 (File No. 33-63212).

                           (f) Investment Advisory Agreement for Capital Appreciation Portfolio is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 15, filed on February 27, 1998 (File No. 33-63212).

                           (g) Form of Investment Advisory Agreement for Growth and Income Portfolio is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 12, filed on August 11, 1997 (File No. 33-63212).

                           (h) Investment Advisory Agreement for Global Life Sciences Portfolio is incorporated herein by reference to Exhibit 4(h) to Post-Effective Amendment No. 22, filed on January 14, 2000 (File No. 33-63212).

                           (i) Investment Advisory Agreement for Global Technology Portfolio is incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 22, filed on January 14, 2000 (File No. 33-63212).

                           (j) Investment Advisory Agreement for Strategic Value Portfolio filed as Exhibit 4(j) to Post-Effective Amendment 23, filed on February 16, 2000 (File No. 33-63212) has been withdrawn.

                           (k) Amendment to Investment Advisory Agreement for Growth Portfolio filed as Exhibit 4(k) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212) has been withdrawn.

                           (l) Amendment to Investment Advisory Agreement for Aggressive Growth Portfolio is incorporated herein by reference to Exhibit 4(l) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                           (m) Amendment to Investment Advisory Agreement for Capital Appreciation Portfolio is incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                           (n) Amendment to Investment Advisory Agreement for Balanced Portfolio is incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                           (o) Amendment to Investment Advisory Agreement for Equity Income Portfolio is incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                           (p) Amendment to Investment Advisory Agreement for Growth and Income Portfolio is incorporated herein by reference to

                                    Exhibit 4(p) to Post-Effective Amendment No.
                                    24, filed on April 14, 2000 (File No.
                                    33-63212).

                           (q) Amendment to Investment Advisory Agreement for International Growth Portfolio is incorporated herein by reference to Exhibit 4(q) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                           (r) Amendment to Investment Advisory Agreement for Worldwide Growth Portfolio is incorporated herein by reference to Exhibit 4(r) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                           (s) Form of Investment Advisory Agreement for Global Value Portfolio dated March 13, 2001 is incorporated herein by reference to
                                    Exhibit 4(s) to Post-Effective Amendment No.
                                    25, filed on February 14, 2001 (File No.
                                    33-63212).

                           (t) Form of Amendment to Investment Advisory Agreement for Core Equity Portfolio dated July 31, 2001, is incorporated herein by reference to Exhibit 4(t) to Post-Effective Amendment No. 26, filed on June 1, 2001 (File No. 33-63212).

                           (u) Form of Investment Advisory Agreement for Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Core Equity Portfolio, Flexible Income Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Global Value Portfolio, Growth and Income Portfolio, Growth Portfolio, International Growth Portfolio, Money Market Portfolio, Strategic Value Portfolio and Worldwide Growth Portfolio is incorporated herein by reference to Exhibit 4(u) to Post-Effective Amendment No. 28, filed on February 21, 2002 (File No. 33-63212).

                           (v) Form of Transfer and Assumption Agreement between Janus Capital Corporation and Janus Capital Management LLC, dated April 1, 2002, is incorporated herein by reference to
                                    Exhibit 4(v) to Post-Effective Amendment No.
                                    29, filed on April 29, 2002 (File No.
                                    33-63212).

                           (w)      Investment Advisory Agreement for
                                    Risk-Managed Large Cap Growth Portfolio is incorporated herein by reference to Exhibit 4(w) to Post-Effective Amendment No. 31, filed on December 30, 2002 (File No. 33-63212).

                           (x)      Investment Advisory Agreement for
                                    Risk-Managed Large Cap Core Portfolio is incorporated herein by reference to Exhibit 4(x) to Post-Effective Amendment No. 31, filed on December 30, 2002 (File No. 33-63212).

                           (y) Investment Advisory Agreement for Mid Cap Value Portfolio is incorporated herein by reference to Exhibit 4(y) to Post-Effective Amendment No. 31, filed on December 30, 2002 (File No. 33-63212).

                           (z) Investment Advisory Agreement for Small Cap Value Portfolio is incorporated herein by reference to Exhibit 4(z) to Post-Effective Amendment No. 31, filed on December 30, 2002 (File No. 33-63212).

                           (aa) Investment Sub-Advisory Agreement with Enhanced Investment Technologies for Risk-Managed Large Cap Growth Portfolio is incorporated herein by reference to Exhibit 4(aa) to Post-Effective Amendment No. 31, filed on December 30, 2002 (File No. 33-63212).

                           (bb) Investment Sub-Advisory Agreement with Enhanced Investment Technologies for Risk-Managed Large Cap Core Portfolio is incorporated herein by reference to Exhibit 4(bb) to Post-Effective Amendment No. 31, filed on December 30, 2002 (File No. 33-63212).

                           (cc) Investment Sub-Advisory Agreement with Perkins, Wolf, McDonnell and Company for Mid Cap Value Portfolio is incorporated herein by reference to Exhibit 4(cc) to Post-Effective Amendment No. 31, filed on December 30, 2002 (File No. 33-63212).

                           (dd) Investment Sub-Advisory Agreement with Bay Isle Financial for Small Cap Value Portfolio is incorporated herein by reference to
                                    Exhibit 4(dd) to Post-Effective Amendment
                                    No. 31, filed on December 30, 2002 (File No.
                                    33-63212).

                           (ee) Form of Sub-Advisory Agreement for Perkins, Wolf, McDonnell and Company, LLC for Mid Cap Value Portfolio (post-acquisition version) filed as Exhibit 4(ee) to Post-Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212) has been withdrawn.

                           (ff) Amendment to Investment Advisory Agreement for International Value Portfolio, dated December 31, 2002, is incorporated herein by reference to Exhibit 4(ff) to Post-Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212).

                           (gg) Form of Amendment to Investment Advisory Agreement for Mid Cap Growth Portfolio, dated May 1, 2003, is incorporated herein by reference to Exhibit 4(gg) to Post-Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212).

                           (hh) Investment Sub-Advisory Agreement with Perkins, Wolf, McDonnell and Company, LLC, for Mid Cap Value Portfolio, dated May 1, 2003, is incorporated herein by reference to
                                    Exhibit 4(hh) to Post-Effective Amendment
                                    No. 35, filed on August 11, 2003 (File No.
                                    33-63212).

                           (ii) Form of Second Amendment to Investment Advisory Agreement for International Value Portfolio is incorporated herein by reference to Exhibit 4(ii) to Post-Effective Amendment No. 36, filed on February 26, 2004 (File No. 33-63212).

                           (jj) Form of Amendment to Investment Advisory Agreement for Small Cap Value Portfolio is incorporated herein by reference to Exhibit 4(jj) to Post-Effective Amendment No. 36, filed on February 26, 2004 (File No. 33-63212).

                           (kk) Form of Amendment to Investment Advisory Agreement for Risk-Managed Large Cap Growth Portfolio is incorporated herein by reference to Exhibit 4(kk) to Post-Effective Amendment No. 36, filed on February 26, 2004 (File No. 33-63212).

                           (ll) Form of Amendment to Investment Advisory Agreement for Risk-Managed Large Cap Core Portfolio is incorporated herein by reference to Exhibit 4(ll) to Post-Effective Amendment No. 36, filed on February 26, 2004 (File No. 33-63212).

                           (mm) Form of Amendment to Sub-Advisory Agreement for Small Cap Value Portfolio is incorporated herein by reference to Exhibit 4(mm) to Post-Effective Amendment No. 36, filed on February 26, 2004 (File No. 33-63212).

                           (nn) Form of Amendment to Sub-Advisory Agreement for Risk-Managed Large Cap Growth is incorporated herein by reference to Exhibit 4(nn) to Post-Effective Amendment No. 36, filed on February 26, 2004 (File No. 33-63212).

                           (oo) Form of Amendment to Sub-Advisory Agreement for Risk-Managed Large Cap Core Portfolio is incorporated herein by reference to Exhibit 4(oo) to Post-Effective Amendment No. 36, filed on February 26, 2004 (File No. 33-63212).

                           (pp) Investment Advisory Agreement for Balanced Portfolio dated July 1, 2004 is filed herein as Exhibit 4(pp).

                           (qq) Investment Advisory Agreement for Capital Appreciation Portfolio dated July 1, 2004 is filed herein as Exhibit 4(qq).

                           (rr) Investment Advisory Agreement for Core Equity Portfolio dated July 1, 2004 is filed herein as Exhibit 4(rr).

                           (ss) Investment Advisory Agreement for Flexible Income Portfolio dated July 1, 2004 is filed herein as Exhibit 4(ss).

                           (tt) Investment Advisory Agreement for Foreign Stock Portfolio dated July 1, 2004 is filed herein as Exhibit 4(tt).

                           (uu) Investment Advisory Agreement for Global Life Sciences Portfolio dated July 1, 2004 is filed herein as Exhibit 4(uu).

                           (vv) Investment Advisory Agreement for Global Technology Portfolio dated July 1, 2004 is filed herein as Exhibit 4(vv).

                           (ww) Investment Advisory Agreement for Growth and Income Portfolio dated July 1, 2004 is filed herein as Exhibit 4(ww).

                           (xx) Investment Advisory Agreement for Growth Portfolio dated July 1, 2004 is filed herein as Exhibit 4(xx).

                           (yy)     Investment Advisory Agreement for
                                    International Growth Portfolio dated July 1,
                                    2004 is filed herein as Exhibit 4(yy).

                           (zz) Investment Advisory Agreement for Mid Cap Growth Portfolio dated July 1, 2004 is filed herein as Exhibit 4(zz).

                           (aaa) Investment Advisory Agreement for Mid Cap Value Portfolio dated July 1, 2004 is filed herein as Exhibit 4(aaa).

                           (bbb)    Investment Advisory Agreement for
                                    Risk-Managed Core Portfolio dated July 1,
                                    2004 is filed herein as Exhibit 4(bbb).

                           (ccc)    Investment Advisory Agreement for
                                    Risk-Managed Growth Portfolio dated July 1,
                                    2004 is filed herein as Exhibit 4(ccc).

                           (ddd) Investment Advisory Agreement for Small Company Value Portfolio dated July 1, 2004 is filed herein as Exhibit 4(ddd).

                           (eee) Investment Advisory Agreement for Worldwide Growth Portfolio dated July 1, 2004 is filed herein as Exhibit 4(eee).

                           (fff) Sub-Advisory Agreement for Mid Cap Value Portfolio dated July 1, 2004 is filed herein as Exhibit 4(fff).

                           (ggg) Sub-Advisory Agreement for Risk-Managed Core Portfolio dated July 1, 2004 is filed herein as Exhibit 4(ggg).

                           (hhh) Sub-Advisory Agreement for Risk-Managed Growth Portfolio dated July 1, 2004 is filed herein as Exhibit 4(hhh).

                           (iii) Sub-Advisory Agreement for Small Company Value Portfolio dated July 1, 2004 is filed herein as Exhibit 4(iii).

                           (jjj) Form of Amendment to Investment Advisory Agreement for Capital Appreciation Portfolio is filed herein as Exhibit 4(jjj).

                           (kkk) Form of Amendment to Investment Advisory Agreement for Flexible Income Portfolio is filed herein as Exhibit 4(kkk).

                           (lll) Form of Amendment to Investment Advisory Agreement for Growth Portfolio is filed herein as Exhibit 4(lll).

         Exhibit 5         (a)      Amended Distribution Agreement is
                                    incorporated herein by reference to
                                    Post-Effective Amendment No. 17, filed on
                                    February 26, 1999 (File No. 33-63212).

                           (b) Amended Distribution Agreement dated September 14, 1999 is incorporated herein by reference to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

                           (c) Form of Distribution and Shareholder Services Agreement for Service Shares for Qualified Plans is incorporated herein by reference to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

                           (d) Form of Distribution and Shareholder Services Agreement for Service Shares for Insurance Companies is incorporated herein by reference to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

                           (e) Form of Amended and Restated Distribution Agreement, dated September 13, 2001, is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

                           (f) Form of Distribution and Shareholder Services Agreement for Service II Shares for Qualified Plans is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

                           (g) Form of Distribution and Shareholder Services Agreement for Service II Shares for Insurance Companies is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

                           (h) Form of Transfer and Assumption Agreement between Janus Distributors, Inc. and Janus Distributors LLC, dated April 1, 2002, is incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 29, filed on April 29, 2002 (File No. 33-63212).

                           (i) Amended and Restated Distribution Agreement between Janus Aspen Series and Janus Distributors LLC, dated June 18, 2002, is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

         Exhibit 6                  Not Applicable

         Exhibit 7         (a)      Form of Custody Agreement between Janus
                                    Aspen Series and Investors Fiduciary Trust
                                    Company filed as Exhibit 8(a) to
                                    Post-Effective Amendment No. 11, filed on
                                    April 30, 1997 (File No. 33-63212) has been withdrawn.

                           (b) Form of Custodian Contract between Janus Aspen Series and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                           (c) Letter Agreement dated April 4, 1994 regarding State Street Custodian Agreement is incorporated herein by reference to
                                    Exhibit 8(c) to Post-Effective Amendment No.
                                    11, filed on April 30, 1997 (File No.
                                    33-63212).

                           (d) Form of Custodian Agreement between Janus Aspen Series and United Missouri Bank, N.A. filed as Exhibit 8(d) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212) has been withdrawn.

                           (e) Amendment dated October 11, 1995 of State Street Custodian Contract is incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

                           (f) Letter Agreement dated September 10, 1996 regarding State Street Custodian Contract is incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 9, filed on October 24, 1996 (File No. 33-63212).

                           (g) Form of Subcustodian Contract between United Missouri Bank, N.A. and State Street Bank and Trust Company filed as Exhibit 8(g) to Post-Effective Amendment No. 9, filed on October 24, 1996 (File No. 33-63212) has been withdrawn.

                           (h) Form of Letter Agreement dated September 9, 1997, regarding State Street Custodian Contract is incorporated herein by reference to Exhibit 8(h) to Post-Effective Amendment No. 14, filed on October 24, 1997 (File No. 33-63212).

                           (i) Form of Global Custody Services Agreement dated March 11, 1999 with Citibank N.A. is incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 19, filed on April 30, 1999 (File No. 33-63212).

                           (j) Form of Letter Agreement dated December 17, 1999 regarding State Street Custodian filed as Exhibit 7(j) to Post-Effective Amendment No. 22, filed on January 14, 2000 (File No. 33-63212) has been withdrawn.

                           (k)      Amendment to Custodian Contract is
                                    incorporated herein by reference to Exhibit
                                    7(k) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                           (l) Foreign Custody Amendment to State Street Bank and Trust Company Contract, dated December 5, 2000, is incorporated herein by reference to Exhibit 7(l) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                           (m) Foreign Custody Manager Addendum to Global Custodial Services Agreement with Citibank, N.A., dated December 5, 2000, is incorporated herein by reference to Exhibit 7(m) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                           (n) Amendment to State Street Bank and Trust Company Custodian Contract, dated December 5, 2000, is incorporated herein by reference to Exhibit 7(n) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                           (o) Form of Amendment to State Street Bank and Trust Company Custodian Contract, dated December 5, 2000, is incorporated herein by reference to Exhibit 7(o) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                           (p) Form of Letter Agreement with State Street Bank and Trust Company, dated May 1, 2001, is incorporated herein by reference to
                                    Exhibit 7(p) to Post-Effective Amendment No.
                                    25, filed on February 14, 2001 (File No.
                                    33-63212).

                           (q) Form of Letter Agreement with State Street Bank and Trust Company, dated July 31, 2001, is incorporated herein by reference to
                                    Exhibit 7(q) to Post-Effective Amendment No.
                                    26, filed on June 1, 2001 (File No.
                                    33-63212).

                           (r) Form of Letter Agreement with regard to Global Value Portfolio, with State Street Bank and Trust Company, dated December 31, 2002, is incorporated herein by reference to

                                    Exhibit 7(r) to Post-Effective Amendment No.
                                    30, filed on October 17, 2002 (File No.
                                    33-63212).

                           (s) Form of Letter Agreement with regard to Subadvised Portfolios, with State Street Bank and Trust Company, dated December 31, 2002, is incorporated herein by reference to
                                    Exhibit 7(s) to Post-Effective Amendment No.
                                    30, filed on October 17, 2002 (File No.
                                    33-63212).

                           (t) Form of Letter Agreement with regard to Aggressive Growth Portfolio, with State Street Bank and Trust Company, dated May 1, 2003 is incorporated herein by reference to
                                    Exhibit 7(t) to Post-Effective Amendment No.
                                    33, filed on April 30, 2003 (File No.
                                    33-63212).

                           (u) Form of Letter Agreement with regard to Foreign Stock Portfolio, with State Street Bank and Trust Company, dated May 1, 2004, is incorporated herein by reference to
                                    Exhibit 7(u) to Post-Effective Amendment No.
                                    36, filed on February 26, 2004 (File No.
                                    33-63212).

                           (v) Form of Letter Agreement with regard to Small Company Value Portfolio, with State Street Bank and Trust Company, dated May 1, 2004, is incorporated herein by reference to
                                    Exhibit 7(v) to Post-Effective Amendment No.
                                    36, filed on February 26, 2004 (File No.
                                    33-63212).

                           (w) Form of Letter Agreement with regard to Risk-Managed Growth Portfolio, dated May 1, 2004, is incorporated herein by reference to
                                    Exhibit 7(w) to Post-Effective Amendment No.
                                    36, filed on February 26, 2004 (File No.
                                    33-63212).

                           (x) Form of Letter Agreement with regard to Risk-Managed Core Portfolio, dated May 1, 2004, is incorporated herein by reference to
                                    Exhibit 7(x) to Post-Effective Amendment No.
                                    36, filed on February 26, 2004 (File No.
                                    33-63212).

                           (y) Amendment to State Street Bank and Trust Company Custodian Contract dated January 21, 2005 is filed herein as Exhibit 7(y).

                           (z) Amendment to Global Custodial Services Agreement dated January 14, 2005 with Citibank, N.A. is filed herein as Exhibit 7(z).

         Exhibit 8         (a)      Transfer Agency Agreement with Janus Service
                                    Corporation is incorporated herein by
                                    reference to Exhibit 9(a) to Post-Effective
                                    Amendment No. 11, filed on April 30, 1997
                                    (File No. 33-63212).

                           (b) Transfer Agency Agreement as amended May 1, 1997 is incorporated herein by reference to
                                    Exhibit 9(b) to Post-Effective Amendment No.
                                    10, filed on February 13, 1997 (File No.
                                    33-63212).

                           (c) Form of Model Participation Agreement is incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                           (d) Form of Amended and Restated Transfer Agency Agreement, dated September 13, 2001, is incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

                           (e) Form of Transfer and Assumption Agreement between Janus Service Corporation and Janus Services LLC, dated April 1, 2002, is incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 29, filed on April 29, 2002 (File No. 33-63212).

                           (f) Amended and Restated Transfer Agency Agreement between Janus Aspen Series and Janus Services LLC, dated June 18, 2002, is incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

                           (g) Amended and Restated Transfer Agency Agreement between Janus Aspen Series and Janus Services LLC, dated December 10, 2002, is incorporated herein by reference to
                                    Exhibit 8(g) to Post-Effective Amendment No.
                                    35, filed on August 11, 2003 (File No.
                                    33-63212).

                           (h) Expense Limitation Agreement between Janus Capital Management LLC and Core Equity Portfolio is incorporated herein by reference to Exhibit 8(h) to Post-Effective Amendment No. 36, filed on February 26, 2004 (File No. 33-63212).

                           (i) Expense Limitation Agreement between Janus Capital Management LLC and Global Technology Portfolio is incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 36, filed on February 26, 2004 (File No. 33-63212).

                           (j) Expense Limitation Agreement between Janus Capital Management LLC and Global Life Sciences Portfolio is incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 36, filed on February 26, 2004 (File No. 33-63212).

                           (k) Expense Limitation Agreement between Janus Capital Management LLC and International Value Portfolio is incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 36, filed on February 26, 2004 (File No. 33-63212).

                           (l) Expense Limitation Agreement between Janus Capital Management LLC and Mid Cap Value Portfolio is incorporated herein by reference to Exhibit 8(l) to Post-Effective Amendment No. 36, filed on February 26, 2004 (File No. 33-63212).

                           (m) Expense Limitation Agreement between Janus Capital Management LLC and Small Cap Value Portfolio is incorporated herein by reference to Exhibit 8(m) to Post-Effective Amendment No. 36, filed on February 26, 2004 (File No. 33-63212).

                           (n) Expense Limitation Agreement between Janus Capital Management LLC and Risk-Managed Large Cap Growth Portfolio is incorporated herein by reference to Exhibit 8(n) to Post-Effective Amendment No. 36, filed on February 26, 2004 (File No. 33-63212).

                           (o) Expense Limitation Agreement between Janus Capital Management LLC and Risk-Managed Large Cap Core Portfolio is incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 36, filed on February 26, 2004 (File No. 33-63212).

                           (p) Expense Limitation Agreement between Janus Capital Management LLC and Flexible Income Portfolio is incorporated herein by reference to Exhibit 8(p) to Post-Effective Amendment No. 36, filed on February 26, 2004 (File No. 33-63212).

                           (q) Expense Limitation Agreement between Janus Capital Management LLC and Money Market Portfolio is incorporated herein by reference to Exhibit 8(q) to Post-Effective Amendment No. 36, filed on February 26, 2004 (File No. 33-63212).

                           (r) Expense Limitation Agreement between Janus Capital Management LLC and Core Equity Portfolio dated July 1, 2004 is filed herein as Exhibit 8(r).

                           (s) Expense Limitation Agreement between Janus Capital Management LLC and Flexible Income Portfolio dated July 1, 2004 is filed herein as Exhibit 8(s).

                           (t) Expense Limitation Agreement between Janus Capital Management LLC and Foreign Stock Portfolio dated July 1, 2004 is filed herein as Exhibit 8(t).

                           (u) Expense Limitation Agreement between Janus Capital Management LLC and Global Life Sciences Portfolio dated July 1, 2004 is filed herein as Exhibit 8(u).

                           (v) Expense Limitation Agreement between Janus Capital Management LLC and Global Technology Portfolio dated July 1, 2004 is filed herein as Exhibit 8(v).

                           (w) Expense Limitation Agreement between Janus Capital Management LLC and Mid Cap Value Portfolio dated July 1, 2004 is filed herein as Exhibit 8(w).

                           (x) Expense Limitation Agreement between Janus Capital Management LLC and Money Market Portfolio dated July 1, 2004 is filed herein as Exhibit 8(x).

                           (y) Expense Limitation Agreement between Janus Capital Management LLC and Risk-Managed Core Portfolio dated July 1, 2004 is filed herein as Exhibit 8(y).

                           (z) Expense Limitation Agreement between Janus Capital Management LLC and Risk-Managed Growth Portfolio dated July 1, 2004 is filed herein as Exhibit 8(z).

                           (aa) Expense Limitation Agreement between Janus Capital Management LLC and Small Company Value Portfolio dated July 1, 2004 is filed herein as Exhibit 8(aa).

         Exhibit 9         (a)      Opinion and Consent of Fund Counsel with
                                    respect to shares of Growth Portfolio,
                                    Aggressive Growth Portfolio, Worldwide
                                    Growth Portfolio, Balanced Portfolio,
                                    Flexible Income Portfolio and Short-Term
                                    Bond Portfolio is incorporated herein by reference to Exhibit 10 to Post-Effective
                                    Amendment No. 11, filed on April 30, 1997
                                    (File No. 33-63212).

                           (b) Opinion and Consent of Fund Counsel with respect to shares of International Growth Portfolio is incorporated herein by reference to Exhibit 10(b) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                           (c) Opinion and Consent of Fund Counsel with respect to shares of Money Market Portfolio is incorporated herein by reference to
                                    Exhibit 10(c) to Post-Effective Amendment
                                    No. 11, filed on April 30, 1997 (File No.
                                    33-63212).

                           (d) Opinion and Consent of Fund Counsel with respect to High-Yield Portfolio is incorporated herein by reference to Exhibit 10(d) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

                           (e) Opinion and Consent of Fund Counsel with respect to Equity Income Portfolio and Capital Appreciation Portfolio is incorporated herein by reference to Exhibit 10(e) to Post-Effective Amendment No. 10, filed on February 13, 1997 (File No. 33-63212).

                           (f) Opinion and Consent of Fund Counsel with respect to Growth and Income Portfolio is incorporated herein by reference to Exhibit 10(g) to Post-Effective Amendment No. 12, filed on August 11, 1997 (File No. 33-63212).

                           (g) Opinion and Consent of Fund Counsel with respect to Service Shares of all the Portfolios is incorporated herein by reference to Exhibit 9(i) to Post-Effective Amendment 20, filed on October 26, 1999 (File No. 33-63212).

                           (h) Opinion and Consent of Fund Counsel with respect to Global Life Sciences Portfolio and Global Technology Portfolio for Service Shares and Institutional Shares is incorporated herein by reference to Exhibit 9(j) to Post-Effective Amendment No. 21, filed on November 1, 1999 (File No. 33-63212).

                           (i) Opinion and Consent of Fund Counsel with respect to Strategic Value Portfolio for Service Shares and Institutional Shares is incorporated herein by reference to Exhibit 9(k) to Post-Effective Amendment No. 23, filed on February 16, 2000 (File No. 33-63212).

                           (j) Opinion and Consent of Fund Counsel with respect to Global Value Portfolio for Service Shares, dated February 13, 2001, is incorporated herein by reference to Exhibit 9(l) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                           (k) Opinion and Consent of Fund Counsel with respect to Service II Shares of International Growth Portfolio, Worldwide Growth Portfolio and Global Technology Portfolio is incorporated herein by reference to Exhibit 9(k) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

                           (l) Opinion and Consent of Fund Counsel with respect to Service Shares of Risk-Managed Large Cap Growth Portfolio, Risk-Managed Large Cap Core Portfolio, Mid Cap Value Portfolio and Small Cap Value Portfolio is incorporated herein by reference to Exhibit 9(l) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

                           (m) Opinion and Consent of Fund Counsel with respect to Institutional Shares of Mid Cap Value Portfolio is incorporated herein by reference to Exhibit 9(m) to Post-Effective Amendment No. 32, filed on February 26, 2003 (File No. 33-63212).

         Exhibit 10 Consent of PricewaterhouseCoopers LLP to be filed by amendment.

         Exhibit 11                 Not Applicable

         Exhibit 12                 Not Applicable

         Exhibit 13        (a)      Form of Distribution and Shareholder
                                    Servicing Plan for Service Shares between
                                    Janus Distributors, Inc. and Janus Aspen
                                    Series is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment
                                    No. 20, filed on October 26, 1999 (File No.
                                    33-63212).

                           (b) Form of Distribution and Shareholder Servicing Plan for Service II Shares between Janus Distributors, Inc. and Janus Aspen Series, dated October 18, 2001, is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

         Exhibit 14        (a)      Rule 18f-3 Plan dated December 10, 1996 is
                                    incorporated herein by reference to Exhibit
                                    18 to Post-Effective Amendment No. 10, filed on February 13, 1997 (File No. 33-63212).

                           (b) Amendment to Rule 18f-3 Plan dated June 15, 1999 is incorporated herein by reference to
                                    Exhibit 15 to Post-Effective Amendment No.
                                    19, filed on June 21, 1999 (File No.
                                    33-63212).

                           (c) Amendment to Rule 18f-3 Plan dated September 14, 1999 is incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

                           (d) Form of Amended and Restated Rule 18f-3 Plan is incorporated herein by reference to
                                    Exhibit 15(d) to Post-Effective Amendment
                                    No. 26, filed on June 1, 2001 (File No.
                                    33-63212).

                           (e) Amended and Restated Rule 18f-3 Plan, dated September 13, 2001, is incorporated herein by reference to Exhibit 15(e) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

                           (f) Amended and Restated Rule 18f-3 Plan, dated June 18, 2002, is incorporated herein by reference to Exhibit 15(f) to Post-Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212).

                           (g) Amended and Restated Rule 18f-3 Plan, dated December 10, 2002, is incorporated herein by reference to Exhibit 15(g) to Post-Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212).

         Exhibit 15        (a)      Powers of Attorney, dated as of November 25,
                                    2003, filed as Exhibit 17 to Post-Effective
                                    Amendment No. 36, filed on February 26, 2004
                                    (File No. 33-63212), have been withdrawn.

                           (b) Powers of Attorney, dated as of May 17, 2004, are filed herein as Exhibit 15(b).

         Exhibit 16        (a)      Code of Ethics filed as Exhibit 16(a) to
                                    Post-Effective Amendment No. 24, filed on
                                    April 24, 2000 (File No. 33-63212), has been
                                    withdrawn.

                           (b) Amended Janus Ethics Rules filed as Exhibit 16(b) to Post-Effective Amendment No. 26, filed on June 1, 2001 (File No. 33-63212), have been withdrawn.

                           (c) Amended Janus Ethics Rules filed as Exhibit 16(c) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212), have been withdrawn.

                           (d) Amended Janus Ethics Rules filed as Exhibit 16(d) to Post-Effective Amendment No. 29, filed on April 29, 2002 (File No. 33-63212), have been withdrawn.

                           (e) Bay Isle Financial Code of Ethics and Statement of Policies dated March 28, 2002, filed as Exhibit 16(e) to Post-Effective Amendment No. 31, filed on December 30, 2002 (File No. 33-63212), have been withdrawn.

                           (f) Enhanced Investment Technologies Code of Ethics and Statement of Personal Trading Policies dated May 1, 2002, filed as Exhibit 16(f) to Post-Effective Amendment No. 31, filed on December 30, 2002 (File No. 33-63212), have been withdrawn.

                           (g) Perkins, Wolf, McDonnell and Company Code of Ethics dated April 28, 2000, filed as
                                    Exhibit 16(g) to Post-Effective Amendment
                                    No. 31, filed on December 30, 2002 (File No.
                                    33-63212), has been withdrawn.

                           (h) Amended Janus Ethics Rules filed as Exhibit 16(h) to Post-Effective Amendment No. 32, filed on February 26, 2003 (File No. 33-63212), have been withdrawn.

                           (i) Amended Janus Ethics Rules filed as Exhibit 16(i) to Post-Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212), have been withdrawn.

                           (j) Amended Janus Ethics Rules, dated June 9, 2003, filed as Exhibit 16(j) to Post-Effective Amendment No. 35, filed on August 11, 2003 (File No. 33-63212), have been withdrawn.

                           (k) Amended Janus Ethics Rules, dated February 5, 2004, filed as Exhibit 16(k) to Post Effective Amendment No. 36, filed on February 26, 2004 (File No. 33-63212) have been withdrawn.

                           (l) Amended Janus Ethics Rules, dated February 1, 2005, are herein filed as Exhibit 16(l).

                           (m) Code of Ethics of Perkins, Wolf, McDonnell and Company, LLC revised July 7, 2004 is filed herein as Exhibit 16(m).



ITEM 24. Persons Controlled by or Under Common Control with Registrant

         The Board of Trustees of Janus Aspen Series is the same as that of Janus Adviser Series and Janus Investment Fund, and there is substantial overlap with the Board of Trustees of Janus Adviser. Each such Trust has Janus Capital Management LLC as its investment adviser. In addition, the officers of the four Trusts are substantially identical. Nonetheless, Janus Aspen Series takes the position that it is not under common control with other Janus funds because the power residing in the respective boards and officers arises as the result of an official position with each respective Trust.


ITEM 25. Indemnification

         Article IX of Janus Aspen Series' Amended and Restated Trust Instrument provides for indemnification of certain persons acting on behalf of the Portfolios. In general, Trustees, officers and Advisory Board members will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office in connection with the Portfolios, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Portfolios. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Portfolios also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Portfolios if his conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees, officers and Advisory Board members.

ITEM 26. Business and Other Connections of Investment Adviser

         The only business of Janus Capital Management LLC is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds, unregistered investment companies, and for individual, charitable, corporate, private and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Trustees and Officers" in the Statements of Additional Information included in this Registration Statement.

          The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are as follows:

Name and Principal
Business Address              Adviser/Affiliated Entity Name                       Positions with Adviser or Affiliated Entity
------------------            ------------------------------                       -------------------------------------------
Robin C. Beery*               Janus Capital Group Inc.                             Chief Marketing Officer and
                                                                                   Executive Vice President
                              Janus Capital Management LLC                         Chief Marketing Officer and
                                                                                   Executive Vice President
                              The Janus Foundation                                 President and Director
                              Janus Services LLC                                   President
Gary D. Black*                Janus Capital Group Inc.                             Chief Investment Officer, President
                                                                                   and Director
                              Janus Capital Management LLC                         Chief Investment Officer and President
                              Janus Management Holdings Corp.                      Senior Vice President
                              Enhanced Investment Technologies, LLC                Working Director
John H. Bluher*               Janus Capital Group Inc.                             General Counsel, Chief Public Affairs Officer
                                                                                   and Senior Vice President
                              Janus Capital Management LLC                         Chief Public Affairs Officer and
                                                                                   Senior Vice President
                              Janus Management Holdings Corporation                General Counsel, Chief Public Affairs Officer
                                                                                   and Senior Vice President
                              Janus Services LLC                                   Senior Vice President

                              Capital Group Partners, Inc.                         Director

                              Enhanced Investment Technologies, LLC                Vice President

Dominic Martellaro*           Janus Capital Group Inc.                             Executive Vice President
                              Janus Capital Management LLC                         Executive Vice President
                              Janus Services LLC                                   Executive Vice President

Steven L. Scheid*             Janus Capital Group Inc.                             Chief Executive Officer, Director and
                                                                                   Chairman of the Board
                              Janus Capital Management LLC                         Chief Executive Officer

                              Enhanced Investment Technologies, LLC                Working Director

Name and Principal
Business Address              Adviser/Affiliated Entity Name                       Positions with Adviser or Affiliated Entity
------------------            ------------------------------                       -------------------------------------------
John Zimmerman*               Janus Capital Group Inc.                             Executive Vice President
                              Janus Capital Management LLC                         Executive Vice President

                              Enhanced Investment Technologies, LLC                Working Director

* Principal address is 151 Detroit Street, Denver CO 80206-4805.

         The only business of Bay Isle Financial LLC, Enhanced Investment Technologies, LLC (fka Enhanced Investment Technologies, Inc.) and Perkins, Wolf, McDonnell and Company, LLC (fka Perkins, Wolf, McDonnell and Company) is to serve as a subadviser of the Registrant and investment adviser or subadviser to mutual funds, institutional and individual separate accounts, separately managed accounts and other registered investment companies. The principal executive officers of the subadvisers and their positions with the subadvisers are as follows:

Name and Principal
Business Address              Adviser/Affiliated Entity Name                       Positions with Adviser or Affiliated Entity
------------------            ------------------------------                       -------------------------------------------
William F. K. Schaff*         Bay Isle Financial LLC                               Managing Director of Investments and
                                                                                   Working Director

E. Robert Fernholz**          Enhanced Investment Technologies, LLC                Chief Investment Officer, Executive Vice
                                                                                   President and Working Director

Robert A. Garvy**             Enhanced Investment Technologies, LLC                Chief Executive Officer, President and
                                                                                   Working Director

David E. Hurley**             Enhanced Investment Technologies, LLC                Chief Operating Officer and Executive
                                                                                   Vice President

Robert H. Perkins***          Perkins, Wolf, McDonnell and Company, LLC            Chief Investment Officer and President

Greg E. Wolf***               Perkins, Wolf, McDonnell and Company, LLC            Chief Operating Officer and Treasurer

  * Principal address is One Sansome Street, Suite 1650, San Francisco, California 94104

 ** Principal address is 2401 PGA Boulevard, Suite 100, Palm Beach Gardens,
    Florida 33410

*** Principal address is 310 S. Michigan Avenue, Suite 2600, Chicago,
    Illinois 60604

ITEM 27. Principal Underwriters

         (a) Janus Distributors LLC ("Janus Distributors") serves as principal underwriter for the Registrant, Janus Investment Fund, Janus Adviser Series and Janus Adviser.

         (b) The principal business address, positions with Janus Distributors and positions with Registrant of Bonnie M. Howe, Kelley Abbott Howes, David R. Kowalski, Girard C. Miller and Loren M. Starr, officers and directors of Janus Distributors, are described under "Trustees and Officers" in the Statements of Additional Information included in this Registration Statement. The remaining principal executive officers of Janus Distributors are as follows:

                  Name                    Position with Janus Distributors LLC
                  ----                    ------------------------------------
                  John H. Bluher          General Counsel, Chief Public Affairs
                                          Officer and Senior Vice President
                  Gregory A. Frost        Senior Vice President and Controller
                  Erich Gerth             Senior Vice President
                  Douglas J. Laird        Vice President
                  John J. Mari            Vice President
                  Dominic Martellaro      Executive Vice President
                  Russell P. Shipman      Senior Vice President
                  John Zimmerman          Executive Vice President

                  Messrs. Bluher, Frost, Gerth, Laird, Mari, Martellaro, Shipman and Zimmerman do not hold any positions with the Registrant. Their principal business address is 151 Detroit Street, Denver, Colorado 80206-4805.

         (c)      Not Applicable.


ITEM 28. Location of Accounts and Records

         The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, 100 Fillmore Street, Denver, Colorado 80206-4928, 720 South Colorado Blvd., Denver, Colorado 80206-1929, DocuVault, 5155 E. 46th Avenue, Denver, Colorado 80216 and Iron Mountain, 5050 Moline Street, Denver, Colorado 80239; Janus Services LLC, 720 South Colorado Blvd., Denver, Colorado 80206-1929; State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 and Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, New York 10043. Certain records relating to day-to-day portfolio management of Risk-Managed Growth Portfolio and Risk-Managed Core Portfolio are kept at the offices of the subadviser, Enhanced Investment Technologies, LLC, 2401 PGA Boulevard, Suite 100, Palm Beach, Florida 33410. Certain records relating to the day-to-day portfolio management of Mid Cap Value Portfolio are kept at the offices of the subadviser, Perkins, Wolf, McDonnell and Company, LLC,

310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604. Certain records relating to the day-to-day portfolio management of Small Company Value Portfolio are kept at the offices of the subadviser, Bay Isle Financial LLC, One Sansome Street, Suite 1650, San Francisco, California 94104.


ITEM 29. Management Services

         The Registrant has no management-related service contract which is not discussed in Part A or Part B of this form.

ITEM 30. Undertakings

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 17th day of February, 2005.

                                        JANUS ASPEN SERIES


                                        By: /s/ Girard C. Miller
                                           -------------------------------------
                                           Girard C. Miller, President and Chief
                                           Executive Officer

         Janus Aspen Series is organized under an Amended and Restated Trust Instrument dated March 18, 2003 ("Trust Instrument") under the laws of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                        Date
---------                               -----                        ----
/s/ Girard C. Miller         President and Chief Executive     February 17, 2005
------------------------     Officer (Principal Executive
Girard C. Miller             Officer)

/s/ Loren M. Starr           Vice President and Chief          February 17, 2005
------------------------     Financial Officer (Principal
Loren M. Starr               Financial Officer)

/s/ Jesper Nergaard          Vice President and Treasurer      February 17, 2005
------------------------     (Principal Accounting
Jesper Nergaard              Officer)

Signature                               Title                        Date
---------                               -----                        ----
Dennis B. Mullen*            Chairman and Trustee              February 17, 2005
------------------------
Dennis B. Mullen

William F. McCalpin*                Trustee                    February 17, 2005
------------------------
William F. McCalpin

John W. McCarter, Jr.*              Trustee                    February 17, 2005
------------------------
John W. McCarter, Jr.

James T. Rothe*                     Trustee                    February 17, 2005
------------------------
James T. Rothe

William D. Stewart*                 Trustee                    February 17, 2005
------------------------
William D. Stewart

Martin H. Waldinger*                Trustee                    February 17, 2005
------------------------
Martin H. Waldinger

Thomas H. Bailey*                   Trustee                    February 17, 2005
------------------------
Thomas H. Bailey

/s/ Kelley Abbott Howes
------------------------
*By: Kelley Abbott Howes
     Attorney-in-Fact

                                INDEX OF EXHIBITS

Exhibit Number           Exhibit Title
--------------           -------------

Exhibit 1(q)        Form of Third Amendment to Amended and Restated Trust Instrument
Exhibit 4(pp)       Investment Advisory Agreement for Balanced Portfolio
Exhibit 4(qq)       Investment Advisory Agreement for Capital Appreciation Portfolio
Exhibit 4(rr)       Investment Advisory Agreement for Core Equity Portfolio
Exhibit 4(ss)       Investment Advisory Agreement for Flexible Income Portfolio
Exhibit 4(tt)       Investment Advisory Agreement for Foreign Stock Portfolio
Exhibit 4(uu)       Investment Advisory Agreement for Global Life Sciences Portfolio
Exhibit 4(vv)       Investment Advisory Agreement for Global Technology Portfolio
Exhibit 4(ww)       Investment Advisory Agreement for Growth and Income Portfolio
Exhibit 4(xx)       Investment Advisory Agreement for Growth Portfolio
Exhibit 4(yy)       Investment Advisory Agreement for International Growth Portfolio
Exhibit 4(zz)       Investment Advisory Agreement for Mid Cap Growth Portfolio
Exhibit 4(aaa)      Investment Advisory Agreement for Mid Cap Value Portfolio
Exhibit 4(bbb)      Investment Advisory Agreement for Risk-Managed Core Portfolio
Exhibit 4(ccc)      Investment Advisory Agreement for Risk-Managed Growth Portfolio
Exhibit 4(ddd)      Investment Advisory Agreement for Small Company Value Portfolio
Exhibit 4(eee)      Investment Advisory Agreement for Worldwide Growth Portfolio
Exhibit 4(fff)      Sub-Advisory Agreement for Janus Mid Cap Value Portfolio
Exhibit 4(ggg)      Sub-Advisory Agreement for Janus Risk-Managed Core Portfolio
Exhibit 4(hhh)      Sub-Advisory Agreement for Janus Risk-Managed Growth Portfolio
Exhibit 4(iii)      Sub-Advisory Agreement for Janus Small Company Value Portfolio
Exhibit 4(jjj)      Form of Amendment to Investment Advisory Agreement for Capital Appreciation Portfolio
Exhibit 4(kkk)      Form of Amendment to Investment Advisory Agreement for Flexible Income Portfolio
Exhibit 4(lll)      Form of Amendment to Investment Advisory Agreement for Growth Portfolio
Exhibit 7(y)        Amendment to State Street Bank and Trust Company Custodian Contract
Exhibit 7(z)        Amendment to Global Custodial Services Agreement with Citibank, N.A.
Exhibit 8(r)        Expense Limitation Agreement for Core Equity Portfolio
Exhibit 8(s)        Expense Limitation Agreement for Flexible Income Portfolio
Exhibit 8(t)        Expense Limitation Agreement for Foreign Stock Portfolio
Exhibit 8(u)        Expense Limitation Agreement for Global Life Sciences Portfolio
Exhibit 8(v)        Expense Limitation Agreement for Global Technology Portfolio
Exhibit 8(w)        Expense Limitation Agreement for Mid Cap Value Portfolio
Exhibit 8(x)        Expense Limitation Agreement for Money Market Portfolio
Exhibit 8(y)        Expense Limitation Agreement for Risk-Managed Core Portfolio
Exhibit 8(z)        Expense Limitation Agreement for Risk-Managed Growth Portfolio
Exhibit 8(aa)       Expense Limitation Agreement for Small Company Value Portfolio
Exhibit 15(b)       Powers of Attorney
Exhibit 16(l)       Amended Janus Ethics Rules
Exhibit 16(m)       Code of Ethics of Perkins, Wolf, McDonnell and Company, LLC